      [MSDW LETTERHEAD]

                                                  2000 Semi-Annual Report

                                                     Financial Statements

                                                               [MAS LOGO]

MAS Funds is pleased to present the Semi-Annual Report for the Portfolios as of March 31, 2000. Please call your client service representative at 800-354-8185 with any questions regarding these Financial Statements.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets
   Value Portfolio..........................    1
   Equity Portfolio.........................    4
   Small Cap Value Portfolio................    7
   Mid Cap Growth Portfolio.................   11
   Mid Cap Value Portfolio..................   14
   Small Cap Growth Portfolio...............   18
   Fixed Income Portfolio...................   21
   Domestic Fixed Income Portfolio..........   31
   High Yield Portfolio.....................   39
   Cash Reserves Portfolio..................   46
   Fixed Income II Portfolio................   49
   Limited Duration Portfolio...............   57
   Special Purpose Fixed Income Portfolio...   63
   Municipal Portfolio......................   71
   Global Fixed Income Portfolio............   79
   International Fixed Income Portfolio.....   83
   Intermediate Duration Portfolio..........   86
   Multi-Market Fixed Income Portfolio......   93
   Balanced Portfolio.......................  102
   Multi-Asset-Class Portfolio..............  112
Statement of Operations.....................  125
Statement of Changes in Net Assets..........  130
Financial Highlights........................  137
Notes to Financial Statements...............  155

THIS SEMI-ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Value Portfolio combines Miller Anderson & Sherrerd's disciplined valuation process with the judgment gained through considerable experience in low P/E investing, emphasizing large capitalization stocks from all market sectors. MAS considers a company's intrinsic worth, projected earnings and other measures to help determine if its current price makes it a strong candidate for value investing. MAS also employs a formal sell discipline. Individual positions are sold when price appreciation or earnings-per-share deterioration raises the current P/E ratio.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                     MAS VALUE
                      ---------------------------------------
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@   S&P 500 INDEX
                      -------------------------------------------------------
SIX MONTHS                  3.12%          3.00%        2.89%       17.51%
ONE YEAR                   (0.08)         (0.20)       (0.37)       17.94
FIVE YEARS                 13.49          13.35        13.27        26.76
TEN YEARS                  14.19          14.12        14.08        18.84

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/6/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 7/17/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Investment Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the S&P 500 Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMON STOCKS (98.7%)

-----------------------------------------------------
                                             VALUE
        MARCH 31, 2000           SHARES      (000)!
-----------------------------------------------------
BANKS (12.8%)
Bank of America Corp.             302,200  $   15,847
Bank One Corp.                    273,900       9,415
Chase Manhattan Corp.             408,306      35,599
First Union Corp.                 179,613       6,691
FleetBoston Financial Corp.       423,958      15,474
PNC Bank Corp.                    364,200      16,412
Washington Mutual, Inc.           870,300      23,063
-----------------------------------------------------
GROUP TOTAL                                   122,501
-----------------------------------------------------
BASIC RESOURCES (5.9%)
Engelhard Corp.                   685,300      10,365
IMC Global, Inc.                  539,994       7,931
International Paper Co.           102,600       4,386
Lubrizol Corp.                    531,500      15,314
Solutia, Inc.                     436,600       5,839
* W.R. Grace & Co.                599,700       7,609
Weyerhaeuser Co.                   80,100       4,566
-----------------------------------------------------
GROUP TOTAL                                    56,010
-----------------------------------------------------
CONSUMER DURABLES (12.2%)
Black & Decker Corp.              173,600       6,521
Dana Corp.                        353,251       9,957
Ford Motor Co.                    487,630      22,400
General Motors Corp.              400,309      33,151
Owens Corning                   1,182,341      22,908
Whirlpool Corp.                   369,700      21,674
-----------------------------------------------------
GROUP TOTAL                                   116,611
-----------------------------------------------------
CREDIT & FINANCE/
  INVESTMENT COMPANIES (3.0%)
Associates First Capital Corp.    219,000       4,695
Citigroup, Inc.                   169,800      10,071
Federal Home Loan Mortgage
  Corp.                           102,000       4,507
Federal National Mortgage
  Association                      80,900       4,566
Household International, Inc.     133,000       4,962
-----------------------------------------------------
GROUP TOTAL                                    28,801
-----------------------------------------------------
ENERGY (2.7%)
Tosco Corp.                       139,100       4,234
Ultramar Diamond Shamrock
  Corp.                           462,790      11,743
USX-Marathon Group, Inc.          392,500      10,230
-----------------------------------------------------
GROUP TOTAL                                    26,207
-----------------------------------------------------
FOOD, TOBACCO & OTHER (2.2%)
IBP, Inc.                         249,103       3,923
Nabisco Group Holdings Corp.      666,290       7,996
Universal Foods Corp.             432,794       9,251
-----------------------------------------------------
GROUP TOTAL                                    21,170
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

VALUE
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                         SHARES      (000)!
-----------------------------------------------------
HEALTH CARE (12.7%)
Aetna, Inc.                       154,200  $    8,587
Beckman Coulter, Inc.             223,299      14,333
Columbia/HCA Healthcare Corp.     268,561       6,798
* Foundation Health Systems,
  Inc., Class A                 1,741,284      13,930
* HEALTHSOUTH Corp.             6,052,400      33,667
*@ LifePoint Hospitals, Inc.            1          --
Tenet Healthcare Corp.          1,283,100      29,511
*@ Triad Hospitals, Inc.                1          --
United HealthCare Corp.           162,000       9,659
* Wellpoint Health Networks,
  Inc.                             68,400       4,780
-----------------------------------------------------
GROUP TOTAL                                   121,265
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (17.0%)
* AMR Corp.                       320,380      10,212
Burlington Northern Santa Fe,
  Inc.                            173,900       3,847
CNF Transportation, Inc.          279,700       7,762
Cooper Industries, Inc.           423,000      14,805
Cummins Engine Co., Inc.          565,586      21,245
Delta Air Lines, Inc.             378,400      20,150
Eaton Corp.                       190,102      14,828
* FMC Corp.                       199,065      11,247
Honeywell International, Inc.     178,800       9,420
* Navistar International Corp.    203,500       8,165
Parker-Hannifin Corp.             353,037      14,585
Tecumseh Products Co., Class A    260,676      11,470
TRW, Inc.                         157,618       9,221
Waste Management, Inc.            389,200       5,327
-----------------------------------------------------
GROUP TOTAL                                   162,284
-----------------------------------------------------
INSURANCE (6.0%)
Ace Ltd.                          532,600      12,184
Allstate Corp.                    379,640       9,040
American General Corp.            102,755       5,767
Everest Reinsurance Holdings,
  Inc.                            250,091       8,159
Hartford Financial Services
  Group, Inc.                     224,606      11,848
ReliaStar Financial Corp.         316,580      10,724
-----------------------------------------------------
GROUP TOTAL                                    57,722
-----------------------------------------------------
RESTAURANTS (0.9%)
* Tricon Global Restaurants,
  Inc.                            275,200       8,548
-----------------------------------------------------

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
RETAIL (6.4%)
* Jones Apparel Group, Inc.       182,400  $    5,814
Liz Claiborne, Inc.               784,600      35,944
* Toys 'R' Us, Inc.               524,851       7,774
V.F. Corp.                        489,006      11,767
-----------------------------------------------------
GROUP TOTAL                                    61,299
-----------------------------------------------------
TECHNOLOGY (10.2%)
* Arrow Electronics, Inc.         518,700      18,284
Avnet, Inc.                       223,500      14,081
First Data Corp.                  492,200      21,780
International Business
  Machines Corp.                   52,788       6,229
* Quantum Corp.-DLT & Storage
  Systems                       1,884,600      22,498
Sabre Group Holdings, Inc.        231,481       8,550
Xerox Corp.                       223,400       5,808
-----------------------------------------------------
GROUP TOTAL                                    97,230
-----------------------------------------------------
UTILITIES (6.7%)
Bell Atlantic Corp.               286,100      17,488
Coastal Corp.                     158,800       7,305
Duke Energy Corp.                  71,022       3,729
GTE Corp.                         161,900      11,495
SBC Communications, Inc.          575,200      24,158
-----------------------------------------------------
GROUP TOTAL                                    64,175
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $933,313)           943,823
-----------------------------------------------------
CASH EQUIVALENT (1.6%)
-----------------------------------------------------
                                     FACE
                                   AMOUNT
                                    (000)
                                ---------
REPURCHASE AGREEMENT (1.6%)
Chase Securities, Inc., 6.05%,
  dated 3/31/00, due 4/3/00,
  to be repurchased at
  $14,719, collateralized by
  various U.S. Government
  Obligations, due
  4/3/00-11/15/02, valued at
  $14,859 (Cost $14,712)        $  14,712      14,712
-----------------------------------------------------
TOTAL INVESTMENTS (100.3%) (Cost
  $948,025)                                   958,535
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                             (000)!
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
Dividends Receivable                       $    1,193
Interest Receivable                                 2
Receivable for Investments Sold                18,919
Receivable for Fund Shares Sold                 2,876
Investments Held as Collateral for Loaned
  Securities                                   25,692
Other Assets                                      234
Payable for Investments Purchased             (10,006)
Payable for Fund Shares Redeemed              (13,963)
Payable for Investment Advisory Fees           (1,207)
Payable for Administrative Fees                   (60)
Payable for Distribution Fees-Adviser
  Class                                           (39)
Payable for Shareholder Servicing
  Fees-Investment Class                            (2)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (211)
Collateral on Securities Loaned, at Value     (25,692)
Other Liabilities                                (171)
                                           ----------
                                               (2,435)
-----------------------------------------------------
NET ASSETS (100%)                          $  956,100
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 60,972,368 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $  741,992
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    12.17
-----------------------------------------------------

-----------------------------------------------------
                                             VALUE
                                             (000)!
INVESTMENT CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 599,393 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $    7,289
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    12.16
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 17,027,876 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $  206,819
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    12.15
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $1,056,765
Undistributed Net Investment Income
  (Loss)                                        3,505
Undistributed Realized Net Gain (Loss)       (114,680)
Unrealized Appreciation (Depreciation) on
  Investment Securities                        10,510
-----------------------------------------------------
NET ASSETS                                 $  956,100
-----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
@    Value is less than $500.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Equity Portfolio is Miller Anderson & Sherrerd's core-strategy common stock fund, investing mostly in stocks of large companies. MAS employs strategic economic and market analyses and disciplined valuation methodologies to identify the best individual stocks. Strategic over- and under-weightings are managed to maintain a portfolio that is well diversified among industry sectors.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                     MAS EQUITY
                       ---------------------------------------
                       INSTITUTIONAL#   INVESTMENT<   ADVISER@   S&P 500 INDEX
                       -------------------------------------------------------
SIX MONTHS                 26.59%          26.47%      26.44%        17.51%
ONE YEAR                   26.82           26.58       26.49         17.94
FIVE YEARS                 24.75           24.57       24.61         26.76
TEN YEARS                  18.52           18.43       18.45         18.84

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
4/10/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 1/16/98. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the other classes due to the higher expenses charged.

Total returns for the Investment Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the S&P 500 Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMON STOCKS (99.4%)

----------------------------------------------------
                                             VALUE
         MARCH 31, 2000            SHARES    (000)!
----------------------------------------------------
BANKS (2.5%)
Bank of New York Co.               200,100  $  8,317
Chase Manhattan Corp.               73,000     6,365
FleetBoston Financial Corp.         64,616     2,358
Wells Fargo Co.                     41,500     1,699
----------------------------------------------------
GROUP TOTAL                                   18,739
----------------------------------------------------
BASIC RESOURCES (2.0%)
E.I. DuPont de Nemours & Co.       134,500     7,112
Reynolds Metals Co.                 23,800     1,592
Rohm & Haas Co.                     41,400     1,847
* W.R. Grace & Co.                 322,600     4,093
----------------------------------------------------
GROUP TOTAL                                   14,644
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (3.2%)
Anheuser-Busch Cos., Inc.           98,900     6,156
Avon Products, Inc.                162,600     4,726
Coca-Cola Co.                      111,500     5,234
Kimberly-Clark Corp.                85,000     4,760
Procter & Gamble Co.                50,400     2,835
----------------------------------------------------
GROUP TOTAL                                   23,711
----------------------------------------------------
CONSUMER DURABLES (0.8%)
Ford Motor Co.                      67,300     3,092
General Motors Corp.                36,317     3,007
----------------------------------------------------
GROUP TOTAL                                    6,099
----------------------------------------------------
CONSUMER SERVICES (6.4%)
* America Online, Inc.             230,400    15,495
* AT&T Corp.-Liberty Media
  Group, Class A                    89,050     5,276
* Clear Channel Communications,
  Inc.                              54,000     3,729
* Comcast Corp., Class A Special   142,700     6,190
* Liberty Digital, Inc., Class A    42,500     1,636
News Corp., Ltd. ADR                75,900     3,624
* Sirius Satellite Radio, Inc.      19,000     1,083
Time Warner, Inc.                   50,402     5,040
* Univision Communications,
  Inc., Class A                     37,100     4,192
* Yahoo!, Inc.                      11,500     1,971
----------------------------------------------------
GROUP TOTAL                                   48,236
----------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (5.5%)
American Express Co.                15,200     2,264
* Ameritrade Holding Corp.          59,000     1,233
Capital One Financial Corp.         65,600     3,145

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                   SHARES    (000)!
----------------------------------------------------
Citigroup, Inc.                    251,125  $ 14,895
Federal Home Loan Mortgage Corp.   112,600     4,975
Kansas City Southern Industries,
  Inc.                              17,000     1,461
Lehman Brothers Holdings, Inc.      22,400     2,173
Merrill Lynch & Co., Inc.           36,200     3,801
* S1 Corp.                          88,000     7,540
----------------------------------------------------
GROUP TOTAL                                   41,487
----------------------------------------------------
ENERGY (7.3%)
Chevron Corp.                       30,600     2,828
Exxon Mobil Corp.                  129,200    10,053
* Global Marine, Inc.              178,300     4,524
Halliburton Co.                    141,600     5,806
* Nabors Industries, Inc.          150,800     5,853
* Noble Drilling Corp.              52,000     2,155
* R & B Falcon Corp.               285,600     5,623
Royal Dutch Petroleum Co., NY
  Shares                           137,600     7,921
Santa Fe International Corp.        98,400     3,641
* Smith International, Inc.         75,200     5,828
----------------------------------------------------
GROUP TOTAL                                   54,232
----------------------------------------------------
FOOD, TOBACCO & OTHER (0.5%)
General Mills, Inc.                111,500     4,035
----------------------------------------------------
HEALTH CARE (9.1%)
American Home Products Corp.        37,300     2,000
* Amgen, Inc.                       29,900     1,835
Baxter International, Inc.          86,300     5,410
Bristol-Myers Squibb Co.            87,644     5,061
Columbia/HCA Healthcare Corp.      242,200     6,131
* Edwards Lifesciences Corp         17,260       234
Eli Lilly & Co.                     65,000     4,095
Genentech, Inc.                     10,100     1,535
* Guidant Corp.                     77,000     4,529
Johnson & Johnson                   76,500     5,360
Medtronics, Inc.                    78,700     4,048
Merck & Co., Inc.                   79,700     4,951
Pfizer, Inc.                        91,900     3,360
Schering Plough Corp.               80,900     2,973
* Tenet Healthcare Corp.           210,900     4,851
Warner Lambert Co.                 117,000    11,408
----------------------------------------------------
GROUP TOTAL                                   67,781
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (10.1%)
Caterpillar, Inc.                  193,700     7,639
Deere & Co.                          2,700       103
Dover Corp.                        178,200     8,531
General Electric Co.               186,100    28,880
Honeywell International, Inc.      199,987    10,537
@ Kennametal, Inc.                       1        --

                                             VALUE
                                   SHARES    (000)!
----------------------------------------------------
Minnesota Mining & Manufacturing
  Co.                               66,700  $  5,907
Tyco International Ltd.            280,500    13,990
----------------------------------------------------
GROUP TOTAL                                   75,587
----------------------------------------------------
INSURANCE (2.9%)
American International Group,
  Inc.                              88,600     9,702
Marsh & McLennan Cos, Inc.          67,900     7,490
ReliaStar Financial Corp.               75         3
XL Capital Ltd., Class A            84,900     4,701
----------------------------------------------------
GROUP TOTAL                                   21,896
----------------------------------------------------
RETAIL (5.7%)
Circuit City Stores, Inc.           91,800     5,588
* Costco Wholesale Corp.           164,700     8,657
Gap, Inc.                           83,700     4,169
Home Depot, Inc.                   138,600     8,940
Target Corp.                        28,400     2,123
Wal-Mart Stores, Inc.              233,800    12,976
----------------------------------------------------
GROUP TOTAL                                   42,453
----------------------------------------------------
TECHNOLOGY (34.3%)
* Analog Devices, Inc.              52,800     4,254
* Applied Material, Inc.            27,000     2,545
* Celestica, Inc.                  136,400     7,238
* Cisco Systems, Inc.              441,200    34,110
* Citrix Systems, Inc.              26,400     1,749
Compaq Computer Corp.              121,600     3,238
Computer Associates
  International, Inc.               93,100     5,510
Corning, Inc.                       24,100     4,675
* Dell Computer Corp.              247,300    13,339
Electronic Data Systems Corp.       88,100     5,655
* EMC Corp.                         72,900     9,112
Hewlett Packard Co.                     37         5
Intel Corp.                        224,300    29,594
International Business Machines
  Corp.                             32,700     3,859
* JDS Uniphase Corp.                27,400     3,303
* LSI Logic Corp.                   38,300     2,782
Lucent Technologies, Inc.           88,400     5,370
* Microsoft Corp.                  286,000    30,387
Motorola, Inc.                     108,725    15,480
* National Semiconductor Corp.      42,400     2,570
Nortel Networks Corp.              107,700    13,570
* Oracle Systems Corp.             214,300    16,729
* Priceline.com, Inc.               24,100     1,868
* Qualcomm, Inc.                    72,300    10,795
* Solectron Corp.                   39,400     1,578
* Sun Microsystems, Inc.           140,900    13,203
Texas Instruments, Inc.             68,300    10,928
* VERITAS Software Corp.            10,700     1,402
* Xilinx, Inc.                      27,800     2,302
----------------------------------------------------
GROUP TOTAL                                  257,150
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

EQUITY
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                           SHARES    (000)!
----------------------------------------------------
UTILITIES (9.1%)
AT&T Corp.                         120,412  $  6,773
Coastal Corp.                       71,900     3,307
* Global Crossing Ltd.             116,200     4,757
* MCI WorldCom, Inc.               220,425     9,988
* MediaOne Group, Inc.              85,700     6,942
* Qwest Communications
  International, Inc.               89,100     4,321
SBC Communications, Inc.           262,773    11,036
Sprint Corp. (FON Group)           133,200     8,392
* Sprint Corp. (PCS Group)          67,800     4,428
Vodafone AirTouch plc ADR          149,250     8,293
----------------------------------------------------
GROUP TOTAL                                   68,237
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $543,509)          744,287
----------------------------------------------------
CASH EQUIVALENT (1.8%)
----------------------------------------------------
                                      FACE
                                    AMOUNT
                                     (000)
                                  --------
REPURCHASE AGREEMENT (1.8%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $13,836,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at
  $13,967 (Cost $13,829)          $ 13,829    13,829
----------------------------------------------------
TOTAL INVESTMENTS (101.2%) (Cost $557,338)   758,116
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.2%)
Cash                                             257
Dividends Receivable                             246
Interest Receivable                                2
Receivable for Investments Sold               22,539
Receivable for Fund Shares Sold                1,053
Investments Held as Collateral for Loaned
  Securities                                  20,780
Other Assets                                     115
Payable for Investments Purchased            (26,908)
Payable for Fund Shares Redeemed              (5,404)
Payable for Investment Advisory Fees            (884)
Payable for Administrative Fees                  (48)
Payable for Trustees' Deferred
  Compensation Plan-Note F                      (105)
Payable for Distribution Fees-Adviser
  Class                                           (1)
Collateral on Securities Loaned, at Value    (20,780)
Other Liabilities                                (56)
                                            --------
                                              (9,194)
----------------------------------------------------
NET ASSETS (100%)                           $748,922
----------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 40,743,408 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $744,282
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  18.27
----------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------
NET ASSETS
Applicable to 61,781 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)              $  1,128
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  18.26
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 192,632 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $  3,512
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  18.23
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $498,064
Undistributed Net Investment Income (Loss)       211
Undistributed Realized Net Gain (Loss)        49,869
Unrealized Appreciation (Depreciation) on
  Investment Securities                      200,778
----------------------------------------------------
NET ASSETS                                  $748,922
----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
@    Value is less than $500.
ADR  American Depositary Receipt

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Small Cap Value Portfolio applies Miller Anderson & Sherrerd's value investing strategy to small- and medium-sized companies, combining MAS's disciplined valuation process with the judgment gained through considerable experience in low P/E investing. The Portfolio generally keeps sector weights within 5 percentage points of the sector weights of the Russell 2000 Index, with strategic over- and underweightings assigned to different economic sectors and industries.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                         MAS SMALL CAP VALUE
                      -------------------------   RUSSELL 2000
                      INSTITUTIONAL#   ADVISER@      INDEX
                      ----------------------------------------
SIX MONTHS                 34.85%        34.73%       26.84%
ONE YEAR                   50.26         50.22        37.29
FIVE YEARS                 24.52         24.49        17.24
TEN YEARS                  20.29         20.28        14.44

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

# Represents an investment in the Institutional Class.

@ Represents an investment in the Adviser Class which commenced operations 1/22/99. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

* Total returns are compared to the Russell 2000 Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMON STOCKS (91.0%)

-----------------------------------------------------
                                             VALUE
        MARCH 31, 2000           SHARES      (000)!
-----------------------------------------------------
BANKS (4.1%)
Bank United Corp., Class A        312,200  $    9,854
* Checkfree Holdings Corp.         63,700       4,491
Hudson United Bancorp             495,228      10,740
* Imperial Bancorp, Inc.          267,556       8,294
Investors Financial Services
  Corp.                           116,100       6,835
Mercantile Bankshares Corp.           499          15
* Silicon Valley plc              105,100       7,554
TCF Financial Corp.               418,200       9,959
-----------------------------------------------------
GROUP TOTAL                                    57,742
-----------------------------------------------------
BASIC RESOURCES (5.1%)
Agnico-Eagle Mines Ltd.         1,312,300       7,300
Boise Cascade Corp.               125,500       4,361
Equitable Resources, Inc.          98,700       4,423
* Freeport-McMoRan Copper &
  Gold, Inc., Class B             699,800       8,441
* Gaylord Container Corp.,
  Class A                         610,300       3,891
* Lone Star Technologies, Inc.    231,000      10,770
Lubrizol Corp.                    101,400       2,922
* Steel Dynamics, Inc.            173,000       2,000
* Stillwater Mining Co.           150,950       6,038
Wellman, Inc.                     548,000      10,857
Westvaco Corp.                    149,300       4,983
* W.R. Grace & Co.                440,900       5,594
-----------------------------------------------------
GROUP TOTAL                                    71,580
-----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (0.2%)
* Beringer Wine Estates
  Holdings, Inc., Class B          97,200       3,487
-----------------------------------------------------
CONSUMER DURABLES (3.5%)
Callaway Golf Co.                 729,700      11,310
D.R. Horton, Inc.                 223,600       2,921
Fastenal Co.                      169,700       8,125
* Furniture Brands
  International, Inc.             132,100       2,485
* JAKKS Pacific, Inc.             113,500       2,447
* Lear Corp.                      279,000       7,847
* NVR, Inc.                        36,500       1,971
* Toll Brothers, Inc.              92,100       1,842
* Tower Automotive, Inc.          625,600      10,244
-----------------------------------------------------
GROUP TOTAL                                    49,192
-----------------------------------------------------
CONSUMER SERVICES (4.0%)
* Bally Total Fitness Holding
  Corp.                           674,300      16,520
* Convergys Corp.                 149,100       5,759
* Corinthian Colleges, Inc.        38,400         614
FelCor Lodging Trust, Inc.
  REIT                            131,000       2,317
* Hall Kinion & Associates,
  Inc.                             58,500       1,408
* Lightspan Partnership, Inc.     155,800       2,766
* Snyder Communications, Inc.     118,900       2,675
True North Communications,
  Inc.                             67,800       2,665

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                         SHARES      (000)!
-----------------------------------------------------
* Valassis Communications,
  Inc.                            109,350  $    3,643
* ValueVision International,
  Inc., Class A                   224,300       9,280
* VerticalNet, Inc.                17,800       2,421
* Wireless Facilities, Inc.        53,900       5,673
-----------------------------------------------------
GROUP TOTAL                                    55,741
-----------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (4.8%)
Eaton Vance Corp.                 143,100       6,144
Edwards (A.G.), Inc.              218,300       8,732
Heller Financial, Inc.            247,400       5,721
* Knight/Trimark Group, Inc.,
  Class A                         243,300      12,408
Legg Mason, Inc.                  185,700       8,032
* LendingTree, Inc.                67,400         910
Price (T. Rowe) Associates,
  Inc.                            170,900       6,751
Radian Group, Inc.                273,000      13,002
* S1 Corp.                         77,600       6,649
-----------------------------------------------------
GROUP TOTAL                                    68,349
-----------------------------------------------------
ENERGY (7.0%)
* BJ Services Co.                 134,600       9,944
ENSCO International, Inc.         279,000      10,079
Global Industries Ltd.            459,300       6,717
* Global Marine, Inc.             460,000      11,673
* Nabors Industries, Inc.         214,300       8,318
* National-Oilwell, Inc.          141,000       4,353
* Ocean Energy, Inc.              374,564       5,384
* Patterson Energy, Inc.          240,000       7,620
* Precision Drilling Corp.        239,400       7,990
* R & B Falcon Corp.              235,800       4,642
* Rowan Cos., Inc.                209,900       6,179
* Smith International, Inc.        76,800       5,952
Tosco Corp.                       143,700       4,374
Valero Energy Corp.               163,300       5,001
-----------------------------------------------------
GROUP TOTAL                                    98,226
-----------------------------------------------------
FOOD, TOBACCO & OTHER (1.7%)
Earthgrains Co.                   155,400       2,312
* 800-JR Cigar, Inc.              198,500       1,935
* Fresh Del Monte Produce,
  Inc.                            456,600       3,881
* General Cigar Holdings, Inc.    285,800       4,323
* NBTY, Inc.                      871,800      11,933
-----------------------------------------------------
GROUP TOTAL                                    24,384
-----------------------------------------------------
HEALTH CARE (10.6%)
* Affymetrix, Inc.                 21,300       3,162
Alpharma, Inc., Class A           176,500       6,486
* Apria Healthcare Group, Inc.    200,300       2,892
* Celgene Corp.                    97,800       9,737
* Cell Pathways, Inc.             377,700      12,983
* Cephalon, Inc.                   98,400       3,690
* ChromaVision Medical
  Systems, Inc.                   252,760       3,855
* COR Therapeutics, Inc.           74,100       4,885
* Endocare, Inc.                  240,500       4,600

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
* Gilead Sciences, Inc.            61,600  $    3,904
* Guilford Pharmaceuticals,
  Inc.                            163,800       3,808
* Health Management
  Associates, Inc., Class A       239,100       3,407
* HealthExtras, Inc.                4,900          22
* Human Genome Sciences, Inc.      30,600       2,542
* IDEC Pharmaceuticals Corp.       76,200       7,487
* ImClone Systems, Inc.            45,600       3,505
* Innerdyne, Inc.                 306,000       1,874
* Intermune Pharmaceuticals,
  Inc.                            206,000       4,107
* King Pharmaceuticals, Inc.      137,900       4,344
* Maxim Pharmaceuticals, Inc.      58,000       2,722
* MGI Pharma, Inc.                105,000       4,233
* Millennium Pharmaceuticals,
  Inc.                             26,400       3,429
* Neopharm, Inc.                  139,300       3,483
* Oxford Health Plans, Inc.       207,100       3,158
PerkinElmer, Inc.                  64,600       4,296
* Quest Diagnostics, Inc.          63,600       2,528
* Sybron International Corp.      459,500      13,325
Teva Pharmaceutical Industries
  Ltd. ADR                        227,100       8,474
* Transkaryotic Therapies,
  Inc.                             75,000       4,172
* Trigon Healthcare, Inc.         235,600       8,423
* Universal Health Services,
  Inc., Class B                    88,500       4,336
-----------------------------------------------------
GROUP TOTAL                                   149,869
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (6.6%)
Applied Power, Inc.                18,700         533
Astec Industries, Inc.             20,300         539
* AVT Corp.                       277,600       3,279
* Black Box Corp.                  17,500       1,212
CNH Global N.V.                    91,600         905
* Dycom Industries, Inc.           84,700       4,129
* Interim Services, Inc.          295,100       5,478
ITT Industries, Inc.               20,400         634
* Litton Industries, Inc.         230,000      10,163
Manitowoc Co., Inc.               150,900       4,084
Martin Marietta Materials,
  Inc.                            139,600       6,631
* Midwest Express Holdings,
  Inc.                            140,800       3,608
* Modis Professional Services,
  Inc.                            494,500       6,119
Newport News Shipbuilding,
  Inc.                            147,200       4,453
Oshkosh Truck Corp.               135,100       4,196
Precision Castparts Corp.          53,700       1,960
Robbins & Myers, Inc.             126,800       2,996
Skywest, Inc.                     186,200       7,285
Stewart & Stevenson Services,
  Inc.                             89,700       1,009
* Three-Five Systems, Inc.         72,200       4,332
* Titan Corp.                     170,200       8,680
Wabash National Corp.             487,100       6,789
Werner Enterprises, Inc.          212,725       3,616
-----------------------------------------------------
GROUP TOTAL                                    92,630
-----------------------------------------------------
INSURANCE (2.3%)
Allmerica Financial Corp.          83,400       4,254
Annuity and Life RE Holdings
  Ltd.                             62,900       1,635

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
Everest Reinsurance Holdings,
  Inc.                            412,600  $   13,461
* InsWeb Corp.                    167,900       1,616
ReliaStar Financial Corp.         350,500      11,873
-----------------------------------------------------
GROUP TOTAL                                    32,839
-----------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (2.3%)
AMB Property Corp.                327,000       7,030
Camden Property Trust             107,400       2,907
CarrAmerica Realty Corp.           68,100       1,439
Chateau Communities, Inc.          79,408       2,025
Cousins Properties, Inc.           44,600       1,642
Duke Realty Investments, Inc.     328,066       6,274
Health Care REIT, Inc.            226,626       3,173
Home Properties of N.Y., Inc.     111,622       2,986
Post Properties, Inc.             119,200       4,805
-----------------------------------------------------
GROUP TOTAL                                    32,281
-----------------------------------------------------
RETAIL (3.6%)
* BJ's Wholesale Club, Inc.       109,600       4,233
* Borders Group, Inc.             256,700       4,412
* Brinker International, Inc.     109,300       3,245
Darden Restaurants, Inc.          243,700       4,341
* Dress Barn (The), Inc.           65,900       1,269
* Electronics Boutique
  Holdings Corp.                   95,300       1,823
* Global Sports, Inc.             314,800       5,863
* Michaels Stores, Inc.            60,600       2,469
* Sunglass Hut International,
  Inc.                          1,013,500       7,918
* Zale Corp.                      316,600      14,939
-----------------------------------------------------
GROUP TOTAL                                    50,512
-----------------------------------------------------
TECHNOLOGY (29.3%)
* Actel Corp.                     148,800       5,310
* Active Software, Inc.             9,500         604
* Advanced Digital Information
  Corp.                            96,000       3,288
* Advanced Fibre
  Communications, Inc.             76,200       4,777
* Advanced Radio Telecom Corp.    152,500       5,052
* Aetrium, Inc.                   148,200       1,482
* Amkor Technologies, Inc.         93,500       4,961
* Ancor Communications, Inc.      149,000       6,128
* Andrew Corp.                    114,700       2,624
* AnswerThink Consulting
  Group, Inc.                      35,100         858
* Applied Digital Solutions,
  Inc.                            144,900       1,268
* Applied Science and
  Technology, Inc.                 71,000       2,148
* AppliedTheory Corp.             152,800       3,190
* Aspect Development, Inc.         48,700       3,135
Belden, Inc.                      116,100       3,193
* Blue Wave Systems, Inc.         172,500       2,760
* Brio Technology, Inc.           155,800       5,881
* BroadVision, Inc.                81,400       3,653
* Cherry Corp. (The)              142,300       2,161
* Clarus Corp.                     48,100       3,397

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
* Coherent, Inc.                   25,500  $    1,326
Cohu, Inc.                        103,700       4,323
* Complete Business Solutions,
  Inc.                            117,700       2,633
* Computer Network Technology
  Corp.                           239,800       4,196
* Credence Systems Corp.           30,500       3,816
* Cypress Semiconductor Corp.     114,100       5,627
* Digital Microwave Corp.         663,400      22,473
* Documentum, Inc.                 56,200       4,384
* Efficient Networks, Inc.         39,100       6,090
* Electro Scientific
  Industries, Inc.                 69,400       4,025
* Entrust Technologies, Inc.      136,700      11,630
* Exar Corp.                      116,550       8,341
* Fairchild Semiconductor
  Corp., Class A                  208,200       7,599
* FileNET Corp.                   125,700       3,740
* GaSonics International Corp.    267,800      10,620
* GenRad, Inc.                     24,100         298
* Genus, Inc.                     213,400       2,961
* Go2Net, Inc.                     16,000       1,289
* Harbinger Corp.                 110,300       3,212
* Harmonic, Inc.                   86,600       7,209
* Informix Corp.                  198,900       3,369
* Insilicon Corp.                  31,200         493
* Integrated Device
  Technology, Inc.                183,800       7,283
* International Fibercom, Inc.    103,100       2,449
* Interspeed, Inc.                 83,300       1,781
* InterVoice-Brite, Inc.          102,200       2,951
* ISS Group, Inc.                  28,200       3,285
* Kemet Corp.                      79,100       5,003
* M-Systems Flash Disk
  Pioneers Ltd.                   115,000       6,095
* MarchFirst, Inc.                 72,300       2,580
* Maxtor Corp.                    500,400       6,474
* Micromuse, Inc.                  21,600       2,998
* Micron Electronics, Inc.        528,300       7,396
* MMC Networks, Inc.               97,600       3,221
* MSI Holdings, Inc.              650,700      15,096
* Novadigm, Inc.                  138,800       2,255
* Novellus Systems, Inc.          130,100       7,302
* Oak Technology, Inc.            411,700       7,925
* Onvia.com, Inc.                  46,100         974
* Optimal Robotics Corp.          202,000       9,494
* P-Com, Inc.                     211,100       3,905
* Phoenix Technologies Ltd.       204,900       4,328
* Pinnacle Systems, Inc.          596,000      19,817
* PRI Automation, Inc.            168,800      10,318
* PSi Technologies Holdings,
  Inc. ADR                          8,300         138
* PSINet, Inc.                    304,000      10,341
* SanDisk Corp.                   161,700      19,808
* Silicon Storage Technology,
  Inc.                             80,400       5,940
* Silicon Valley Group, Inc.      110,100       3,028
* Software.com, Inc.               39,400       5,078
* SpeedFam-IPEC, Inc.             167,200       3,323
* Telcom Semiconductor, Inc.      120,400       3,642
* TransSwitch Corp.                62,200       5,979
* Unify Corp.                     625,900      12,792
* Vishay Intertechnology, Inc.     70,300       3,910

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP VALUE
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                         SHARES      (000)!
-----------------------------------------------------
* Websense, Inc.                   20,700  $      995
* WebTrends Corp.                  67,800       4,882
* Westell Technologies, Inc.      195,600       6,235
* WorldGate Communications,
  Inc.                            283,000       8,508
-----------------------------------------------------
GROUP TOTAL                                   413,053
-----------------------------------------------------
UTILITIES (5.9%)
* Adelphia Business Solutions,
  Inc.                            371,300      22,881
* Dobson Communications Corp.,
  Class A                         377,200       8,675
Eastern Enterprises                66,800       4,000
* Focal Communications Corp.      121,100       6,782
* ITC DeltaCom, Inc.              133,800       4,767
* ITXC Corp.                      149,200       7,022
* Leap Wireless International,
  Inc.                             76,200       7,520
* Pinnacle Holdings, Inc.          69,000       3,812
Potomac Electric Power Co.        448,800      10,154
* Talk.com, Inc.                  242,000       3,872
* Viatel, Inc.                     85,700       4,301
-----------------------------------------------------
GROUP TOTAL                                    83,786
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,060,545)       1,283,671
-----------------------------------------------------
CASH EQUIVALENT (5.4%)
-----------------------------------------------------
                                  FACE
                                 AMOUNT
                                  (000)
                                ---------
REPURCHASE AGREEMENT (5.4%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00,
  to be repurchased at
  $75,800, collateralized by
  various U.S. Government
  Obligations, due
  4/3/00-11/15/02, valued at
  $76,520 (Cost $75,762)        $  75,762      75,762
-----------------------------------------------------
TOTAL INVESTMENTS (96.4%) (Cost
  $1,136,307)                               1,359,433
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (3.6%)
Cash                                            5,843
Dividends Receivable                              452
Interest Receivable                                13
Receivable for Investments Sold                71,223
Receivable for Fund Shares Sold                 3,802
Other Assets                                       79
Payable for Investments Purchased             (21,477)
Payable for Fund Shares Redeemed               (5,801)
Payable for Investment Advisory Fees           (2,432)
Payable for Administrative Fees                   (98)
Payable for Distribution Fees-Adviser
  Class                                            (8)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (65)
Other Liabilities                                 (69)
                                           ----------
                                               51,462
-----------------------------------------------------
NET ASSETS (100%)                          $1,410,895
-----------------------------------------------------

                                             VALUE
                                             (000)!
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 59,172,158 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $1,372,387
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    23.19
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 1,660,411 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $   38,508
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    23.19
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $1,078,928
Undistributed Net Investment Income
  (Loss)                                          543
Undistributed Realized Net Gain (Loss)        108,298
Unrealized Appreciation (Depreciation) on
  Investment Securities                       223,126
-----------------------------------------------------
NET ASSETS                                 $1,410,895
-----------------------------------------------------

!     See Note A1 to Financial Statements.
*     Non-income producing security
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Mid Cap Growth Portfolio invests in the common stock of small- and medium-sized companies with superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on estimate revisions. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to weed out the most overvalued securities. Holdings are sold when our fundamental research uncovers unfavorable trends, when their valuations exceed the level that we believe is reasonable given their growth prospects, or when earnings-estimate revisions deteriorate.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                         MAS MID CAP GROWTH
                      -------------------------   S&P MIDCAP
                      INSTITUTIONAL#   ADVISER@   400 INDEX
                      --------------------------------------
SIX MONTHS                57.84%        57.68%      32.05%
ONE YEAR                  79.03         78.70       38.08
FIVE YEARS                39.81         39.61       24.05
TEN YEARS                 27.51         27.42       19.10

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

# Represents an investment in the Institutional Class.

@ Represents an investment in the Adviser Class which commenced operations 1/31/97. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

* Total returns are compared to the S&P MidCap 400 Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMON STOCKS (89.8%)

-----------------------------------------------------
                                             VALUE
        MARCH 31, 2000           SHARES      (000)!
-----------------------------------------------------
BANKS (0.7%)
* Concord EFS, Inc.               844,000  $   19,359
-----------------------------------------------------
CONSUMER SERVICES (13.1%)
* Acxiom Corp.                    635,500      21,130
* Cablevision Systems Corp.,
  Class A                         363,400      22,077
* Citadel Communications Corp.    566,600      23,903
* Hispanic Broadcasting Corp.     301,800      34,179
* Homestore.com, Inc.             428,900      20,909
* Imax Corp.                       25,300         546
* Lamar Advertising Co.           407,200      18,528
* Liberty Digital, Inc., Class
  A                               496,400      19,111
MGM Grand, Inc.                   685,000      16,440
* MyPoints.com, Inc.              471,000      12,629
* Premier Parks, Inc.             907,200      19,051
Readers Digest Association
  (The), Inc., Class A            724,000      25,611
* Ticketmaster
  Online-CitySearch, Inc.,
  Class B                         725,700      18,188
* TV Guide, Inc.                  627,100      30,140
* Univision Communications,
  Inc., Class A                   309,500      34,973
* VerticalNet, Inc.                26,300       3,577
Young & Rubicam, Inc.             621,100      29,192
-----------------------------------------------------
GROUP TOTAL                                   350,184
-----------------------------------------------------
ENERGY (6.4%)
* BJ Services Co.                 458,800      33,894
Devon Energy Corp.                668,100      32,445
Dynergy, Inc., Class A            442,948      27,795
* Global Marine, Inc.             841,400      21,350
* Nabors Industries, Inc.         751,100      29,152
* Smith International, Inc.       363,600      28,179
-----------------------------------------------------
GROUP TOTAL                                   172,815
-----------------------------------------------------
HEALTH CARE (8.4%)
* Biovail Corp.                   343,800      15,235
* Forest Laboratories, Inc.       341,800      28,882
* Health Management
  Associates, Inc.,
  Class A                       2,027,500      28,892
* Lincare Holdings, Inc.        1,047,200      29,714
* MedImmune, Inc.                 277,700      48,354
* Millennium Pharmaceuticals,
  Inc.                            114,000      14,806
* Neoforma.com, Inc.              516,000       8,449
PE Corp.-PE Biosystems Group      241,500      23,305
PerkinElmer, Inc.                 411,500      27,365
-----------------------------------------------------
GROUP TOTAL                                   225,002
-----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (13.8%)
* Crown Castle International
  Corp.                           800,200      30,308
* Dycom Industries, Inc.          703,950      34,317
* Fiserv, Inc.                    689,587      25,644

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP GROWTH
PORTFOLIO (UNAUDITED)

                                             VALUE
(CONT'D)                         SHARES      (000)!
-----------------------------------------------------
* Gilat Satellite Networks
  Ltd.                            166,800  $   19,557
Grainger (W.W.), Inc.             510,300      27,684
* Jabil Circuit, Inc.             871,300      37,684
* MasTec, Inc.                    189,100      16,830
* Network Solutions, Inc.,
  Class A                         151,800      23,332
* Sanmina Corp.                   576,300      38,936
* SCI Systems, Inc.               775,600      41,737
Southwest Airlines Co.            344,700       7,174
* Titan Corp.                     663,800      33,854
* TMP Worldwide, Inc.             439,700      34,187
-----------------------------------------------------
GROUP TOTAL                                   371,244
-----------------------------------------------------
RETAIL (2.1%)
* eBay, Inc.                       94,400      16,615
Starbucks Corp.                   154,400       6,919
Tiffany & Co.                     380,500      31,819
-----------------------------------------------------
GROUP TOTAL                                    55,353
-----------------------------------------------------
TECHNOLOGY (35.6%)
* ADC Telecommunications, Inc.    526,600      28,371
* Applied Micro Circuits Corp.    333,100      49,986
* Atmel Corp.                     641,900      33,138
* ATMI, Inc.                      308,200      14,717
* CIENA Corp.                     285,900      36,059
* Digex, Inc.                     145,000      16,086
* Entrust Technologies, Inc.      284,500      24,205
* Exodus Communications, Inc.     465,000      65,332
* Harmonic, Inc.                  256,600      21,362
* Inktomi Corp.                   168,000      32,760
* Intuit, Inc.                    574,400      31,233
* ISS Group, Inc.                 292,300      34,053
* J.D. Edwards & Co.              564,900      18,395
*@ JDS Uniphase Corp.                   2          --
* Lattice Semiconductor Corp.     382,100      25,863
Linear Technology Corp.           337,800      18,579
* Macromedia, Inc.                241,800      21,838
* Maxim Integrated Products,
  Inc.                            807,000      57,347
* Mercury Interactive Corp.       312,800      24,789
* Novellus Systems, Inc.          551,000      30,925
* PMC-Sierra, Inc.                155,800      31,734
* QLogic Corp.                    333,200      45,149
* Rational Software Corp.         413,900      31,663
* RF Micro Devices, Inc.          196,200      26,364
Scientific-Atlanta, Inc.          431,600      27,380
* SDL, Inc.                       186,700      39,744
* Siebel Systems, Inc.            556,900      66,515
* Verio, Inc.                     523,100      23,572
* VERITAS Software Corp.          595,050      77,951
-----------------------------------------------------
GROUP TOTAL                                   955,110
-----------------------------------------------------

                                             VALUE
                                 SHARES      (000)!
-----------------------------------------------------
UTILITIES (9.7%)
* Flag Telecom Holdings Ltd.      797,200  $   18,037
* GT Group Telecom, Inc.,
  Class B                         312,100       6,515
IDT Corp.                         237,400       9,852
Intermedia Communications,
  Inc.                            467,300      22,576
* McLeodUSA, Inc., Class A        532,900      45,197
* Microcell
  Telecommunications, Inc.        526,500      23,363
* NEXTLINK Communications,
  Inc., Class A                   363,800      44,998
* Tritel, Inc.                    791,800      30,286
* VoiceStream Wireless Corp.      254,853      32,828
* Western Wireless Corp.,
  Class A                         598,300      27,410
-----------------------------------------------------
GROUP TOTAL                                   261,062
-----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,808,243)       2,410,129
-----------------------------------------------------
CASH EQUIVALENT (7.6%)
-----------------------------------------------------
                                  FACE
                                 AMOUNT
                                  (000)
                                ---------
REPURCHASE AGREEMENT (7.6%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00,
  to be repurchased at
  $204,133, collateralized by
  various U.S. Government
  Obligations, due
  4/3/00-11/15/02, valued at
  $206,071 (Cost $204,030)      $ 204,030     204,030
-----------------------------------------------------
TOTAL INVESTMENTS (97.4%) (Cost
  $2,012,273)                               2,614,159
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.6%)
Cash                                               19
Dividends Receivable                              105
Interest Receivable                                34
Receivable for Investments Sold               146,707
Receivable for Fund Shares Sold                48,612
Other Assets                                       67
Payable for Investments Purchased            (117,849)
Payable for Fund Shares Redeemed               (5,663)
Payable for Investment Advisory Fees           (2,807)
Payable for Administrative Fees                  (178)
Payable for Distribution Fees-Adviser
  Class                                          (171)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (51)
Other Liabilities                                 (34)
                                           ----------
                                               68,791
-----------------------------------------------------
NET ASSETS (100%)                          $2,682,950
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                             (000)!
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 53,086,424 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $1,884,646
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    35.50
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 22,688,129 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $  798,304
-----------------------------------------------------
NET ASSET VALUE PER SHARE                  $    35.19
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $1,845,384
Undistributed Net Investment Income
  (Loss)                                       (2,050)
Undistributed Realized Net Gain (Loss)        237,730
Unrealized Appreciation (Depreciation) on
  Investment Securities                       601,886
-----------------------------------------------------
NET ASSETS                                 $2,682,950
-----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
@    Value is less than $500.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Mid Cap Value Portfolio applies Miller Anderson & Sherrerd's value investing strategy to medium-sized companies, combining MAS's disciplined valuation process with the judgment gained through considerable experience in low P/E investing. The Portfolio generally keeps sector weights within 5 percentage points of the sector weights of the S&P Mid-Cap 400 Index, with strategic over-and underweightings assigned to different economic sectors and industries.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                  MAS MID CAP VALUE
                       ---------------------------------------    S&P MIDCAP
                       INSTITUTIONAL#   INVESTMENT<   ADVISER@     400 INDEX
                       -------------------------------------------------------
SIX MONTHS                 23.79%          23.71%      23.65%        32.05%
ONE YEAR                   35.91           35.72       35.55         38.08
FIVE YEARS                 29.04           28.87       28.94         24.05
SINCE INCEPTION            29.97           29.82       29.88         24.64

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/10/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 07/17/98. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class. It is expected that, over time, returns for the Adviser Class will be lower than for the other classes due to the higher expenses charged.

Total returns for the Institutional and Investment Classes of the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Mid Cap Value Portfolio commenced operations on 12/30/94. Total returns are compared to the S&P MidCap 400 Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMON STOCKS (92.0%)

----------------------------------------------------
                                            VALUE
        MARCH 31, 2000           SHARES     (000)!
----------------------------------------------------
BANKS (4.5%)
@ AmSouth Bancorp.                     1  $       --
Charter One Financial, Inc.      179,760       3,775
* Checkfree Holdings Corp.        85,700       6,042
Comerica, Inc.                   126,100       5,280
* Concord EFS, Inc.              332,000       7,615
Dime Bancorp, Inc.               150,800       2,790
First Security Corp.             394,800       4,738
GreenPoint Financial Corp.        42,200         828
Hibernia Corp., Class A          125,300       1,316
KeyCorp.                          93,100       1,769
Marshall & Ilsley Corp.           53,400       3,084
Mellon Financial Corp.           297,000       8,761
Mercantile Bankshares Corp.      119,384       3,649
SouthTrust Corp.                 100,900       2,567
UnionBanCal Corp.                141,000       3,886
----------------------------------------------------
GROUP TOTAL                                   56,100
----------------------------------------------------
BASIC RESOURCES (2.3%)
AK Steel Holding Corp.           325,600       3,378
American National Can Group,
  Inc.                           387,700       5,088
Consolidated Papers, Inc.         73,800       2,837
* Cytec Industries, Inc.          34,300       1,050
* Freeport-McMoRan Copper &
  Gold, Inc.                     171,800       2,072
* Gaylord Container Corp.,
  Class A                        526,000       3,353
Georgia-Pacific Corp. (Timber
  Group)                          64,900       1,663
Lubrizol Corp.                    81,200       2,340
* W.R. Grace & Co.               363,800       4,616
Willamette Industries, Inc.       36,900       1,481
----------------------------------------------------
GROUP TOTAL                                   27,878
----------------------------------------------------
CONSUMER DURABLES (1.7%)
* Lear Corp.                     253,600       7,132
Southdown, Inc.                   14,100         832
* Tower Automotive, Inc.         806,400      13,205
----------------------------------------------------
GROUP TOTAL                                   21,169
----------------------------------------------------
CONSUMER SERVICES (9.2%)
* ACNielsen Corp.                155,600       3,501
Adelphia Communications Corp.     30,000       1,470
* Bally Total Fitness Holding
  Corp.                          608,600      14,911
Charter Communications, Inc.     300,500       4,305
* Comcast Corp., Class A
  Special                        157,640       6,838
* Cumulus Media, Inc., Class A   162,800       2,340
* Electronic Arts, Inc.          111,000       7,902
H&R Block, Inc.                   71,600       3,204
* Hispanic Broadcasting Corp.     80,600       9,128
Readers Digest Association
  (The), Inc., Class A           194,800       6,891
Royal Carribean Cruises Ltd.      59,100       1,655
* Snyder Communications, Inc.    479,500      10,789

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


                                            VALUE
                                 SHARES     (000)!
----------------------------------------------------
* 24/7 Media, Inc.                73,600  $    2,907
* Univision Communications,
  Inc., Class A                  109,100      12,328
* Valassis Communications, Inc.  763,250      25,426
----------------------------------------------------
GROUP TOTAL                                  113,595
----------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES
  (2.4%)
* E*TRADE Group, Inc.            451,200      13,592
FINOVA Group, Inc.                68,100       1,145
Heller Financial, Inc.           186,500       4,313
S1 Corp.                         127,200      10,899
----------------------------------------------------
GROUP TOTAL                                   29,949
----------------------------------------------------
ENERGY (8.6%)
Apache Corp.                      58,800       2,925
Burlington Resources, Inc.        38,800       1,436
* Cooper Cameron Corp.            29,200       1,953
Dynergy, Inc., Class A            14,500         910
ENSCO International, Inc.         19,700         712
* Global Marine, Inc.            658,900      16,720
* Nabors Industries, Inc.        680,000      26,392
* Noble Drilling Corp.           395,100      16,372
* Ocean Energy, Inc.             275,560       3,961
* Precision Drilling Corp.       210,600       7,029
* Rowan Cos., Inc.               159,300       4,689
* Smith International, Inc.       35,600       2,759
Tosco Corp.                      321,900       9,798
Transocean Offshore, Inc.        154,200       7,912
Union Pacific Resources Group,
  Inc.                           210,600       3,054
----------------------------------------------------
GROUP TOTAL                                  106,622
----------------------------------------------------
FOOD, TOBACCO & OTHER (1.1%)
Earthgrains Co.                  202,200       3,008
* Fresh Del Monte Produce, Inc.  427,100       3,630
IBP, Inc.                        189,200       2,980
Quaker Oats Co.                   58,800       3,565
----------------------------------------------------
GROUP TOTAL                                   13,183
----------------------------------------------------
HEALTH CARE (7.3%)
Alpharma Inc., Class A           157,300       5,781
* AmeriSource Health Corp.,
  Class A                         95,100       1,427
Celgene Corp.                     84,300       8,393
Cell Pathways, Inc.               73,400       2,523
Cephalon, Inc.                    61,700       2,314
* Forest Laboratories, Inc.       46,000       3,887
* Foundation Health Systems,
  Inc., Class A                  255,700       2,046
* Gilead Sciences, Inc.           97,900       6,204
* Health Management Associates,
  Inc., Class A                  318,700       4,541
ICN Pharmaceuticals, Inc.        142,900       3,894
* Idec Pharmaceuticals Corp.      20,000       1,965
* King Pharmaceuticals, Inc.     103,800       3,270
* Lincare Holdings, Inc.         148,300       4,208


                                            VALUE
                                 SHARES     (000)!
----------------------------------------------------
* MedImmune, Inc.                 18,600  $    3,239
* MGI Pharma, Inc.                80,800       3,257
* Millennium Pharmaceuticals,
  Inc.                            22,100       2,870
* Oxford Health Plans, Inc.      163,500       2,493
* Sybron International Corp.     414,400      12,018
Tenet Healthcare Corp.           270,500       6,221
Teva Pharmaceutical Industries
  Ltd. ADR                       148,400       5,537
United HealthCare Corp.           71,700       4,275
----------------------------------------------------
GROUP TOTAL                                   90,363
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (10.0%)
* Atlas Air, Inc.                119,700       3,277
AVT Corp.                        173,400       2,048
Canadian National Railway Co.    138,200       3,688
Caterpillar, Inc.                197,300       7,781
* Circle.com                     143,250       1,182
CNF Transportation, Inc.          77,600       2,153
CNH Global N.V.                   63,400         626
COMSAT Corp.                      17,594         363
Dover Corp.                      379,700      18,178
* Fiserv, Inc.                   221,500       8,237
General Dynamics Corp.            91,000       4,527
ITT Industries, Inc.             145,300       4,513
Lafarge Corp.                     18,100         430
* Litton Industries, Inc.        219,800       9,712
Martin Marietta Materials, Inc.  246,400      11,704
* MasTec, Inc.                    93,200       8,295
* Modis Professional Services,
  Inc.                            96,400       1,193
* Navistar International Corp.    92,500       3,712
Parker-Hannifin Corp.            181,100       7,483
* Primus Knowledge Solutions,
  Inc.                             8,100         697
* Republic Services, Inc.,
  Class A                        382,100       4,179
* SCI Systems, Inc.              182,600       9,826
Southwest Airlines Co.           228,625       4,758
Stewart & Stevenson Services,
  Inc.                             3,700          42
Teekay Shipping Corp.             43,600       1,202
* United Rentals, Inc.           190,300       3,283
----------------------------------------------------
GROUP TOTAL                                  123,089
----------------------------------------------------
INSURANCE (2.8%)
Ace Ltd.                         197,000       4,506
Allmerica Financial Corp.         79,600       4,060
Ambac Financial Group, Inc.      141,400       7,123
* John Hancock Financial
  Services, Inc.                 620,000      11,199
ReliaStar Financial Corp.        248,800       8,428
----------------------------------------------------
GROUP TOTAL                                   35,316
----------------------------------------------------
RETAIL (3.1%)
* Ann Taylor Stores, Inc.        134,600       3,096
* barnesandnoble.com, Inc.         6,900          65
* BJ's Wholesale Club, Inc.      149,600       5,778
* Brinker International, Inc.    121,900       3,619
Family Dollar Stores, Inc.       111,600       2,323
* Jones Apparel Group, Inc.      129,200       4,118

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MID CAP VALUE
PORTFOLIO (UNAUDITED)


                                            VALUE
(CONT'D)                         SHARES     (000)!
----------------------------------------------------
* Kroger Co.                     392,700  $    6,897
* Lands' End, Inc.                65,600       4,034
* ShopKo Stores, Inc.             77,600       1,377
* Sunglass Hut International,
  Inc.                           908,900       7,101
----------------------------------------------------
GROUP TOTAL                                   38,408
----------------------------------------------------
TECHNOLOGY (31.5%)
Active Software, Inc.             48,000       3,053
Adobe Systems, Inc.               96,300      10,719
Affiliated Computer Services,
  Inc.                           191,000       7,258
Allaire Corp.                     99,200       7,502
Alteon Websystems, Inc.           36,300       2,977
* Altera Corp.                    70,500       6,292
* Amdocs Ltd.                     89,700       6,610
Antec Corp.                       24,700       1,107
Atmel Corp.                       60,800       3,139
* BackWeb Technologies Ltd.       36,200       1,244
Celestica, Inc.                   48,900       2,595
* Clarus Corp.                    66,200       4,675
* Complete Business Solutions,
  Inc.                           126,000       2,819
* Corel Corp.                     60,200         613
* Diamond Technology Partners,
  Inc.                            86,000       5,654
* Digital Microwave Corp.        396,700      13,438
* Documentum, Inc.                78,000       6,084
* Electronics for Imaging, Inc.  120,700       7,242
* Entrust Technologies, Inc.      58,100       4,943
* Extreme Networks, Inc.         183,300      14,480
* Fairchild Semiconductor
  Corp., Class A                 507,700      18,531
* Flextronics International
  Ltd.                            75,300       5,304
* Informix Corp.                 205,800       3,486
* Integrated Device Technology,
  Inc.                           363,700      14,412
* Interwave Communications
  International Ltd.              24,300         732
* J.D. Edwards & Co.              43,000       1,400
* Lattice Semiconductor Corp.     50,700       3,432
Leading Brands, Inc.             201,000       7,588
* Legato Systems, Inc.           184,400       8,229
* LSI Logic Corp.                 41,000       2,978
* M-Systems Flash Disk Pioneers
  Ltd.                            98,900       5,242
* MarchFirst, Inc.               221,008       7,887
* Microchip Technology, Inc.     101,200       6,654
* National Semiconductor Corp.   350,100      21,225
* Network Associates, Inc.       290,400       9,365
* New Era of Networks, Inc.       34,600       1,358
* NOVA Corp.                     168,700       4,913
* Novellus Systems, Inc.         157,800       8,857
* Nvidia Corp.                    22,000       1,859
* Pinnacle Systems, Inc.         303,000      10,075
* Powerwave Technologies, Inc.    15,900       1,988
* PSINet, Inc.                   255,200       8,681
* Quantum Corp.-DLT & Storage
  Systems                        279,100       3,332
* Rational Software Corp.        123,800       9,471
* SanDisk Corp.                  246,600      30,208
* Seagate Technology, Inc.       660,400      39,789


                                            VALUE
                                 SHARES     (000)!
----------------------------------------------------
* Siebel Systems, Inc.            86,400  $   10,319
* Silicon Laboratories, Inc.       6,000         531
* Solectron Corp.                127,500       5,108
* St. Assembly Test Services
  Ltd.                            19,800         960
* SunGard Data Systems, Inc.     165,700       6,255
* TSI International Software
  Ltd.                            42,800       3,555
* Universal Access, Inc.          53,200       1,782
* Usinternetworking, Inc.         88,950       3,447
* Viasystems Group, Inc.         532,500       8,254
----------------------------------------------------
GROUP TOTAL                                  389,651
----------------------------------------------------
UTILITIES (7.5%)
Adelphia Business Solutions,
  Inc.                           215,800      13,299
Allegheny Energy, Inc.            87,700       2,417
Black Hills Corp.                 45,450       1,003
Calpine Corp.                    104,500       9,823
CMS Energy Corp.                  32,600         591
Coastal Corp.                     81,600       3,754
Columbia Energy Group             98,700       5,848
* Dobson Communications Corp.    391,000       8,993
Energy East Corp.                154,400       3,059
* Flag Telecom Holdings Ltd.      41,200         932
Florida Progress Corp.            71,600       3,285
IPALCO Enterprises, Inc.          66,800       1,302
* ITXC Corp.                      79,400       3,737
MCN Energy Group, Inc.            27,100         677
* McLeodUSA, Inc., Class A        97,100       8,235
New Century Energies, Inc.        26,200         788
PECO Energy Co.                   69,000       2,544
Pinnacle West Capital Corp.       60,300       1,700
Potomac Electric Power Co.       371,700       8,410
PPL Corp.                        113,400       2,374
Public Service Enterprise
  Group, Inc.                     79,000       2,340
Texas Utilities Co.              139,600       4,144
* Western Wireless Corp., Class
  A                               67,600       3,097
----------------------------------------------------
GROUP TOTAL                                   92,352
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,031,392)      1,137,675
----------------------------------------------------
CASH EQUIVALENT (6.6%)
----------------------------------------------------
                                    FACE
                                  AMOUNT
                                   (000)
                                 -------
REPURCHASE AGREEMENT (6.6%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $81,286,
  collateralized by various
  U.S. Government Obligations,
  due 4/3/00-11/15/02, valued
  at $82,058 (Cost $81,245)      $81,245      81,245
----------------------------------------------------
TOTAL INVESTMENTS (98.6%) (Cost
  $1,112,637)                              1,218,920
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                            VALUE
                                            (000)!
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.4%)
Dividends Receivable                      $      365
Interest Receivable                               14
Receivable for Investments Sold               48,186
Receivable for Fund Shares Sold                2,978
Other Assets                                      42
Payable to Custodian                              (3)
Payable for Investments Purchased            (21,950)
Payable for Fund Shares Redeemed              (9,524)
Payable for Investment Advisory Fees          (2,062)
Payable for Administrative Fees                  (80)
Payable for Shareholder Servicing
  Fees-Investment Class                           (3)
Payable for Distribution Fees-Adviser
  Class                                          (14)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (29)
Other Liabilities                                (34)
                                          ----------
                                              17,886
----------------------------------------------------
NET ASSETS (100%)                         $1,236,806
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 47,761,750 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                  $1,144,505
----------------------------------------------------
NET ASSET VALUE PER SHARE                 $    23.96
----------------------------------------------------

                                            VALUE
                                            (000)!
----------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------
NET ASSETS
Applicable to 950,088 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)            $   22,700
----------------------------------------------------
NET ASSET VALUE PER SHARE                 $    23.89
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 2,905,708 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                  $   69,601
----------------------------------------------------
NET ASSET VALUE PER SHARE                 $    23.95
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                           $1,037,519
Undistributed Net Investment Income
  (Loss)                                       1,059
Undistributed Realized Net Gain (Loss)        91,945
Unrealized Appreciation (Depreciation)
  on Investment Securities                   106,283
----------------------------------------------------
NET ASSETS                                $1,236,806
----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
@    Value is less than $500.
ADR  American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP GROWTH
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Small Cap Growth Portfolio invests in the common stock of small-sized companies with superior long-term earnings-growth potential and rising earnings estimates. MAS's four-part process combines quantitative, fundamental, and valuation analysis with a strict sell discipline. A quantitative screen sorts the stocks in each sector based on estimate revisions. MAS then conducts fundamental research on purchase candidates, seeking strong sales growth, rising profit margins, and high returns on capital. Qualitative measures, including management quality and strategic positioning, are also reviewed. This fundamental analysis is coupled with valuation analysis to weed out the most overvalued securities. Holdings are sold when our fundamental research uncovers unfavorable trends, when their valuations exceed the level that we believe is reasonable given their growth prospects, or when earnings-estimate revisions deteriorate.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                          MAS SMALL    RUSSELL 2000
                          CAP GROWTH      INDEX
                          -------------------------
SIX MONTHS                   91.13%        26.84%
ONE YEAR                    203.48         37.29
SINCE INCEPTION             182.75         11.29

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Generally speaking, small-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Small Cap Growth Portfolio commenced operations on 6/30/98. Total returns are compared to the Russell 2000 Index, an unmanaged market index. Returns for periods less than one year are cumulative. The Portfolio's total return reflects, among other things, the use of short-term trading techniques, including close-in-time purchases and sales of initial public offerings, as the Adviser responded to market conditions in existence at that time. There can be no assurance that these market conditions will continue or re-occur, nor can the Adviser guarantee continued access to and use of profitable short-term trading techniques.
STATEMENT OF NET ASSETS
COMMON STOCKS (96.5%)

----------------------------------------------------
                                             VALUE
        MARCH 31, 2000            SHARES     (000)!
----------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.3%)
* Beringer Wine Estates
  Holdings, Inc., Class B          181,800  $  6,522
----------------------------------------------------
CONSUMER DURABLES (1.1%)
* Monaco Coach Corp.               291,400     5,536
----------------------------------------------------
CONSUMER SERVICES (12.4%)
Asia Satellite
  Telecommunications Holdings
  Ltd. ADR                         129,800     5,249
* Citadel Communications Corp.     103,700     4,375
* Imax Corp.                       189,300     4,082
* Information Holdings, Inc.        81,700     2,558
* Internet Pictures Corp.          103,800     3,523
* L90, Inc.                        199,400     3,789
* Lightspan Partnership, Inc.      224,400     3,983
* MyPoints.com, Inc.                99,700     2,673
* Radio One, Inc., Class A          90,800     6,049
* Regent Communications, Inc.      380,600     4,710
* TCI Satellite Entertainment,
  Inc., Class A                    300,600     5,749
* Ticketmaster
  Online-CitySearch, Inc.,
  Class B                          122,000     3,058
True North Communications, Inc.    107,000     4,206
* ValueVision International,
  Inc., Class A                     88,100     3,645
* VerticalNet, Inc.                 20,000     2,720
----------------------------------------------------
GROUP TOTAL                                   60,369
----------------------------------------------------
ENERGY (4.5%)
* Grey Wolf, Inc.                1,231,500     4,849
* Rowan Cos., Inc.                 187,900     5,531
* Smith International, Inc.         72,900     5,650
* Spinnaker Exploration Co.        250,700     5,704
----------------------------------------------------
GROUP TOTAL                                   21,734
----------------------------------------------------
FINANCIAL SERVICES (2.7%)
Annuity & Life RE Holdings Ltd.     89,200     2,319
* CompuCredit Corp.                139,400     5,045
Medallion Financial Corp.          128,400     2,159
National Commerce Bancorp          187,000     3,459
----------------------------------------------------
GROUP TOTAL                                   12,982
----------------------------------------------------
FOOD, TOBACCO & OTHER (1.1%)
* Hain Food Group, Inc.            182,100     5,156
----------------------------------------------------
HEALTH CARE (8.8%)
* Biovail Corp.                     45,500     2,016
* ImClone Systems, Inc.             77,100     5,927
* LifePoint Hospitals, Inc.        253,700     4,218
* Lincare Holdings, Inc.           138,900     3,941
* Maxim Pharmaceuticals, Inc.       79,600     3,736

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                  SHARES     (000)!
----------------------------------------------------
* PolyMedica Corp.                 133,000  $  7,814
* Quest Diagnostics, Inc.          108,600     4,317
* SciQuest.com, Inc.                70,400     1,813
* Sequenom, Inc.                    75,100     2,957
* Titan Pharmaceuticals, Inc.      194,400     6,051
----------------------------------------------------
GROUP TOTAL                                   42,790
----------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (20.1%)
* ACT Manufacturing, Inc.           61,400     3,435
* American Superconductor Corp.    123,000     5,473
* Benchmark Electronics, Inc.      105,500     3,904
CNF Transportation, Inc.           173,700     4,820
* Copart, Inc.                     224,000     3,920
* Dycom Industries, Inc.           128,900     6,284
* Exactis.com, Inc.                208,800     4,594
* Gilat Satellite Networks Ltd.     34,200     4,010
* Heidrick & Struggles, Inc.        27,700     1,111
* Insituform Technologies,
  Inc., Class A                    191,400     5,862
* MasTec, Inc.                      83,500     7,431
* PartsBase.com, Inc.               92,300       860
* Perot Systems Corp.               52,900     1,065
* Plexus Corp.                      45,800     3,051
* ProsoftTraining.com              364,900     8,233
* SBA Communications Corp.         113,300     4,985
* Titan Corp.                      146,500     7,471
* United Rentals, Inc.             370,300     6,388
* Valence Technology, Inc.         154,700     3,645
* ViaSat, Inc.                     155,900    11,225
----------------------------------------------------
GROUP TOTAL                                   97,767
----------------------------------------------------
RETAIL (2.5%)
* Too, Inc.                        219,200     6,918
* Ultimate Electronics, Inc.       230,900     5,051
----------------------------------------------------
GROUP TOTAL                                   11,969
----------------------------------------------------
TECHNOLOGY (32.4%)
* Adaptive Broadband Corp.          86,500     4,628
* Advanced Fibre
  Communications, Inc.              64,200     4,024
* Agile Software Corp.              86,000     5,375
* Alpha Industries, Inc.            40,200     3,819
* Anaren Microwave, Inc.            20,400     1,956
* BroadVision, Inc.                 63,200     2,836
* Burr-Brown Corp.                  92,850     5,049
* Coherent, Inc.                    61,400     3,193
* CommScope, Inc.                  127,500     5,817
* Concentric Network Corp.          86,700     4,768

                                             VALUE
                                  SHARES     (000)!
----------------------------------------------------
* Cymer, Inc.                       94,900  $  4,745
* Digimarc Corp.                    81,400     3,582
* Ditech Communications Corp.       48,100     5,102
* Exar Corp.                        60,900     4,358
* Firepond, Inc.                    70,100     2,870
* ForSoft Ltd.                     181,500     2,428
* Globix Corp.                      82,300     3,138
* Harbinger Corp.                  192,900     5,618
* Harmonic, Inc.                    44,100     3,671
* Interleaf, Inc.                   45,700     2,148
* Interwave Communications
  International Ltd.               111,500     3,359
* Lam Research Corp.                80,400     3,623
* Macromedia, Inc.                  58,300     5,265
* Macrovision Corp.                 90,700     7,811
* Mercury Interactive Corp.         59,000     4,676
* MRV Communications, Inc.          33,600     3,079
* Network Peripherals, Inc.         69,200     2,457
* New Era of Networks, Inc.         68,300     2,681
* Orbotech Ltd.                     37,850     3,217
* Photon Dynamics, Inc.             69,600     4,802
* Proxim, Inc.                      38,400     4,596
* RADWARE Ltd.                      74,200     2,875
* Semtech Corp.                     60,000     3,844
* Somera Communications, Inc.      321,400     3,897
* SonicWall, Inc.                   35,000     2,332
* StarBase Corp.                   421,500     3,951
* TranSwitch Corp.                  48,425     4,655
* Tut Systems, Inc.                 49,500     2,948
* Veeco Instruments, Inc.           51,500     3,811
* Xcelera.com, Inc.                 25,100     4,016
----------------------------------------------------
GROUP TOTAL                                  157,020
----------------------------------------------------
UTILITIES (9.6%)
* Adelphia Business Solutions,
  Inc.                             122,600     7,555
* AirGate PCS, Inc.                 93,500     9,864
* Clearnet Communications,
  Inc., Class A                    125,700     5,177
* CoreComm Ltd.                    133,675     5,882
* Dobson Communications Corp.      228,300     5,251
* Independent Energy Holdings
  plc ADR                           97,000     4,353
Kinder Morgan, Inc.                127,400     4,395
* Versatel Telecom
  International NV ADR              85,100     4,117
----------------------------------------------------
GROUP TOTAL                                   46,594
----------------------------------------------------
TOTAL COMMON STOCKS (Cost $383,693)          468,439
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SMALL CAP GROWTH
PORTFOLIO (UNAUDITED)

                                   FACE
                                  AMOUNT     VALUE
(CONT'D)                           (000)     (000)!
----------------------------------------------------
CASH EQUIVALENT (2.5%)
----------------------------------------------------
REPURCHASE AGREEMENT (2.5%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $12,100,
  collateralized by various
  U.S. Government Obligations,
  due 4/3/00-11/15/02, valued
  at $12,215 (Cost $12,094)      $  12,094  $ 12,094
----------------------------------------------------
TOTAL INVESTMENTS (99.0%) (Cost $395,787)    480,533
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
Dividends Receivable                              15
Interest Receivable                                2
Receivable for Investments Sold               12,927
Receivable for Fund Shares Sold               13,400
Other Assets                                       3
Payable for Investments Purchased            (18,658)
Payable for Fund Shares Redeemed              (1,840)
Payable for Investment Advisory Fees          (1,018)
Payable for Administrative Fees                  (34)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (2)
Other Liabilities                                (28)
                                            --------
                                               4,767
----------------------------------------------------
NET ASSETS (100%)                           $485,300
----------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 8,645,804 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $485,300
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $  56.13
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $348,705
Undistributed Net Investment Income (Loss)      (923)
Undistributed Realized Net Gain (Loss)        52,772
Unrealized Appreciation (Depreciation) on
  Investment Securities                       84,746
----------------------------------------------------
NET ASSETS                                  $485,300
----------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
ADR  American Depositary Receipt

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Fixed Income Portfolio is MAS Funds' primary fixed-income fund, investing in all sectors of the fixed-income market. MAS employs a disciplined, research-driven approach toward identifying value in the fixed-income markets, and will alter the Portfolio's sensitivity to changes in corporate and mortgage yield spreads, the level of interest rates, the shape of the yield curve, and non-dollar opportunities in reaction to its perception of relative value in each of these areas.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                 MAS FIXED INCOME
                      ---------------------------------------     SALOMON
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@   BROAD INDEX
                      ------------------------------------------------------
SIX MONTHS                 1.75%          1.62%        1.60%        2.02%
ONE YEAR                   0.59           0.38         0.36         1.81
FIVE YEARS                 7.56           7.44         7.36         7.14
TEN YEARS                  8.88           8.82         8.78         8.07

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
10/15/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 11/7/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Investment and Adviser Classes of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative. STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (119.8%)

------------------------------------------------------
                         RATINGS      FACE
                       (STANDARD    AMOUNT       VALUE
MARCH 31, 2000         & POOR'S)     (000)      (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (50.4%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   9.50%, 10/1/16           Agy   $    722  $      759
   10.00%, 2/1/10-11/1/20   Agy     13,314      14,122
   10.50%, 8/1/09-4/1/26    Agy      1,887       2,026
   11.00%, 5/1/11-9/1/20    Agy      2,663       2,858
   11.25%, 10/1/11-12/1/15  Agy        977       1,047
   11.50%, 1/1/11-12/1/15   Agy        126         139
   11.75%, 4/1/19           Agy         50          55
   12.00%, 10/1/09-2/1/15   Agy        223         244
   12.50%, 8/1/13           Agy         18          19
   13.00%, 6/1/19           Agy         30          33
   14.00%, 8/1/14           Agy          9          10
   14.75%, 3/1/10           Agy         16          18
  Gold Pools:
   9.00%, 7/1/17            Agy      5,989       6,218
   9.50%, 10/1/17-12/1/22   Agy      6,705       7,089
   10.00%, 6/1/17-3/1/21    Agy      4,578       4,888
   10.50%, 8/1/19-4/1/21    Agy        941       1,020
  April TBA
   6.00%, 4/1/30            Agy    449,825     409,620
   7.00%, 4/1/30            Agy     12,500      12,027
Federal National Mortgage
  Association,
  Conventional Pools:
   9.00%, 12/1/08-1/1/22    Agy     16,920      17,516
   9.50%, 11/1/13-12/1/26   Agy     13,101      13,803
   10.00%, 10/1/07-1/1/27   Agy      9,515      10,140
   10.50%, 6/1/10-7/1/25    Agy      6,133       6,631
   10.75%, 2/1/11           Agy         34          37
   11.00%, 1/1/16-11/1/20   Agy      2,286       2,507
   11.50%, 7/15/12-2/1/20   Agy      2,636       2,923
   12.00%, 8/1/13           Agy         39          44
   12.50%, 5/1/12           Agy        421         477
  April TBA
   6.00%, 4/1/29            Agy    120,832     109,806
   6.00%, 4/1/30            Agy    658,250     599,007
   6.50%, 4/1/30            Agy    230,000     215,625
   7.00%, 4/1/30            Agy     34,350      33,017
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.125%,
     11/20/27-12/20/27      Tsy     29,758      29,947
   6.375%, 2/20/25-6/20/25  Tsy     22,263      22,446
   6.50%, 10/20/27-1/20/28  Tsy     28,526      28,706
   6.625%, 7/20/27-9/20/27  Tsy     18,699      18,765
   6.875%, 4/20/25-6/20/25  Tsy     16,461      16,541
   7.00%, 2/20/25-11/20/25  Tsy     45,323      45,588
   7.125%, 7/20/25          Tsy      9,450       9,518
   7.50%, 1/20/25           Tsy      7,782       7,848
   11.00%,
     11/20/15-11/20/19      Tsy         86          91
   11.50%, 7/20/15-9/20/19  Tsy        253         270

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                           RATINGS    FACE
                          (STANDARD  AMOUNT     VALUE
(CONT'D)                  & POOR'S)  (000)      (000)+
------------------------------------------------------
  Various Pools:
   9.00%,
     12/15/21-11/15/24      Tsy       $ 23,519  $   24,523
   9.50%, 12/15/17-9/15/22  Tsy         15,913      16,849
   10.00%,
   11/15/09-10/15/28        Tsy        125,372     133,951
   10.50%, 8/15/10-5/15/26  Tsy         11,167      12,097
   11.00%,
     12/15/09-4/15/28       Tsy         28,112      30,848
   11.50%,
     4/15/13-11/15/15       Tsy            453         502
   12.00%,
     4/15/12-11/15/19       Tsy         12,854      14,440
  April TBA
   7.00%, 4/1/30            Tsy        435,250     421,579
----------------------------------------------------------
GROUP TOTAL                                      2,308,234
----------------------------------------------------------
ASSET BACKED CORPORATES (16.0%)
(+) Aegis Auto Receivables
  Trust,
  Series 95-1 A
   8.60%, 3/20/02           N/R              4           4
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03          AAA         15,510      15,438
  97-D A3
   6.20%, 5/15/03           AAA         6,958       6,916
  98-A A3
   5.90%, 11/15/02          AAA        11,231      11,182
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12           AAA        11,237      11,105
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10          AAA         7,857       7,811
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01          AAA        22,173      22,106
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19           AAA        24,395      24,109
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04           AAA         2,041       2,027
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05          AAA        19,156      19,052
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   6.014%, 5/15/02          AAA        36,205      36,202
(+)++ Commercial Financial
  Services, Inc.,
  Series 97-5 A1
   7.72%, 6/15/05           N/R         8,099       2,025

                         RATINGS      FACE
                        (STANDARD    AMOUNT     VALUE
                        & POOR'S)    (000)      (000)+
------------------------------------------------------
Conseco Finance,
  Series 00-B AF1
   6.94%, 11/15/14          N/R      $ 23,000  $   22,957
Contimortgage Home Equity
  Loan Trust,
  Series 99-1 A1
   6.01%, 12/25/13          AAA        12,329      12,230
Daimler Benz Auto Grantor
  Trust,
  Series 97-A A
   6.05%, 3/31/05           AAA         3,118       3,099
Daimler Benz Vehicle
  Trust,
  Series 98-A A2
   5.23%, 12/20/01          AAA         6,936       6,925
Delta Funding Home Equity
  Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16           AAA         5,667       5,639
EQCC Home Equity Loan
  Trust,
  Series:
  98-2 A1F
   6.235%, 4/15/08          AAA         1,724       1,719
  99-2 A1F
   6.05%, 1/25/10           AAA        15,898      15,739
  99-3 A1F
   6.548%, 4/25/10          AAA        29,900      29,644
Federated Home Loan
  Mortgage Corp., Pass
  Through Notes,
  Series T-15 A1
   5.83%, 12/25/13          Agy        10,272      10,175
(+) First Mortgage
  Acceptance Corp. Loan
  Receivables Trust,
  Series 96-B A1
   7.629%, 11/15/18         A        7,945       6,754
First Security Auto
  Grantor Trust,
  Series 97-B A
   6.10%, 4/15/03           AAA      5,611       5,582
First Security Auto Owner
  Trust,
  Series 99-2 A2
   5.492%, 4/15/02          AAA      7,853       7,836
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.97%, 9/17/03           AAA     25,270      25,268

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS       FACE
                       (STANDARD     AMOUNT     VALUE
                       & POOR'S)     (000)      (000)+
------------------------------------------------------
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01           AAA   $  3,108  $    3,107
  98-A A3
   5.65%, 10/15/01          AAA     11,860      11,835
  99-C A3
   5.77%, 11/15/01          AAA     45,801      45,590
  99-D A3
   6.20%, 4/15/02           AAA     47,754      47,545
(+)++ Global Rated
  Eligible Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06           N/R      7,228       1,807
Green Tree Financial
  Corp.,
  Series 99-4 A2
   5.97%, 5/1/31            AAA     21,973      21,872
Green Tree Home Equity
  Loan Trust,
  Series:
  99-A A1
   5.59%, 2/15/13           AAA      9,795       9,765
  99-C A1
   5.99%, 7/15/30           AAA     24,511      24,402
+ Green Tree Home
  Improvement Loan Trust,
  Series 98-E HEA2
   5.829%, 2/15/12          Aaa      5,701       5,691
Green Tree Lease Finance,
  Series 97-1 A3
   6.17%, 9/20/05           AAA      1,149       1,144
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09          AAA     15,469      15,277
Honda Auto Lease Trust,
  Series 99-A A2
   5.875%, 10/15/01         AAA     26,741      26,689
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03           AAA      9,651       9,602
  97-B A
   5.95%, 5/15/03           AAA      4,517       4,486
IMC Home Equity Loan
  Trust,
  Series 98-1 A2
   6.31%, 12/20/12          AAA      5,127       5,106
## IndyMac Home Equity
  Loan,
  Series 98-A AF1
   5.724%, 9/25/20          AAA      7,066       7,059
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04           AAA      3,681       3,646

                         RATINGS      FACE
                        (STANDARD    AMOUNT     VALUE
                        & POOR'S)    (000)      (000)+
------------------------------------------------------
MMCA Automobile Trust,
  Series:
  97-1 A3
   6.08%, 5/15/01           AAA   $      2  $        2
  99-1 A3
   5.50%, 7/15/05           AAA      5,175       5,127
  99-2 A1
   6.30%, 6/15/02           AAA     27,668      27,668
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03          N/R     11,925      11,801
(+) New Holland Equipment
  Receivables Trust,
  Series 99-A A2
   6.39%, 10/15/02          AAA     26,425      26,183
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03           AAA      5,238       5,220
Nissan Auto Receivables
  Owner Trust,
  Series 99-A A2
   6.12%, 9/15/03           AAA     35,000      34,874
+## Oakwood Mortgage
  Investors, Inc.,
  Series 99-B A1
   6.124%, 5/15/09          Aaa     28,692      28,661
Premier Auto Trust,
  Series:
  98-5 A3
   5.07%, 7/8/02            AAA      4,650       4,591
  99-3 A2
   5.82%, 2/8/02            AAA      2,929       2,918
Provident Bank Home Equity
  Loan Trust,
  Series 98-4 A1
   6.28%, 11/25/13          AAA      2,691       2,677
Salomon Brothers Mortgage
  Securities VII,
  Series 98-NC7 A1
   6.063%, 1/25/29          AAA      3,287       3,270
(+) Team Fleet Financing
  Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02          A-       6,500       6,400
  97-1 A
   7.35%, 5/15/03           A-       5,775       5,736
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02           AAA      2,120       2,118
  98-C A2
   5.52%, 8/20/01           AAA      4,238       4,233

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                        RATINGS       FACE
                      (STANDARD      AMOUNT     VALUE
(CONT'D)              & POOR'S)       (000)     (000)!
------------------------------------------------------
World Omni Automobile
  Lease Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/25/03          AAA   $  3,845  $    3,843
------------------------------------------------------
GROUP TOTAL                                    731,489
------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity Loan
  Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26          N/R     61,798         910
  (+) 96-3 A YMA
   10/25/26                 N/R     70,282         115
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28           AAA     45,861         686
  (+) 96-4 A11 YMA
   1/15/28                  AAA     46,685          66
  96-4 A12 IO
   1.05%, 1/15/28           AAA      8,398          89
  (+) 96-4 A12 YMA
   1/15/28                  AAA      8,550           7
  97-1 A10 IO
   1.10%, 3/15/28           AAA     56,244         894
  97-1 A10 YMA
   3/15/28                  N/R     56,245          97
------------------------------------------------------
GROUP TOTAL                                      2,864
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (2.2%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1398-I Inv Fl
   10.388%, 10/15/07        Agy      2,451       2,718
  1415-S Inv Fl IO
   16.938%, 11/15/07        Agy      1,460         438
  1476-S Inv Fl IO REMIC
    PAC
   4.398%, 2/15/08          Agy     15,870       1,471
  1485-S Inv Fl IO REMIC
   3.538%, 3/15/08          Agy     12,865         758
  1600-SA Inv Fl IO REMIC
   1.938%, 10/15/08         Agy     29,329         921
  1950-SC Inv Fl IO
   1.938%, 10/15/22         Agy     15,707         650
  E2 F
   5.988%, 2/15/24          Agy         42          42
Federal National Mortgage
  Association,
  Series:
  90-118 S Inv Fl REMIC
   26.006%, 9/25/20         Agy        564         779

                        RATINGS       FACE
                       (STANDARD     AMOUNT     VALUE
                       & POOR'S)     (000)      (000)!
------------------------------------------------------
  92-186 S Inv Fl IO
   3.349%, 10/25/07         Agy   $ 26,592  $    1,814
  96-14 PC PO
   12/25/23                 Agy        844         498
  96-68 SC Inv Fl IO REMIC
   1.975%, 1/25/24          Agy     11,400         743
  97-30 SI Inv Fl IO
   1.875%, 7/25/22          Agy      3,399         141
  97-57 PV IO
   8.00%, 9/18/27           Agy     22,729       8,344
  ## 97-70 FA REMIC
    PAC (11)
   5.388%, 7/18/20          Agy      4,587       4,585
  ## 98-22 FA REMIC
    PAC (11)
   6.471%, 4/18/28          Agy     16,366      16,276
  99-42 SA Inv Fl IO
   2.075%, 10/25/28         Agy    175,115       6,742
  186 IO
   8.00%, 8/1/27            Agy      9,145       2,683
  191 IO
   8.00%, 1/1/28            Agy     13,734       4,014
  270 2 IO
   8.50%, 9/1/23            Agy     41,080      11,695
  274 2 IO
   8.50%, 10/1/25           Agy      5,060       1,429
  281 2 IO
   9.00%, 11/1/26           Agy      7,162       1,963
  291 2 IO
   8.00%, 11/1/27           Agy     36,197      10,504
  296 2 IO
   8.00%, 4/1/24            Agy     35,717      10,280
  G92-53 S Inv Fl IO REMIC
   28.125%, 9/25/22         Agy        999         604
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17          AAA         31           6
Government National
  Mortgage Association,
  Series:
  96-12 S Inv Fl IO REMIC
   2.563%, 6/16/26          Tsy        854          40
  96-13 S Inv Fl IO REMIC
   3.213%, 7/16/11          Tsy        396          23
  96-17 S Inv Fl IO REMIC
   2.613%, 8/16/26          Tsy      1,365          67
  99-32 SB Inv Fl IO REMIC
   2.75%, 7/16/27           Tsy     83,759       3,116
  99-34 SC Inv Fl IO
   3.22%, 9/16/19           Tsy     73,995       3,944
  99-38 SM Inv Fl IO
   2.383%, 5/16/26          Tsy     72,089       3,511

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS       FACE
                       (STANDARD     AMOUNT     VALUE
                       & POOR'S)     (000)      (000)!
------------------------------------------------------
+ Kidder Peabody Mortgage
  Assets Trust,
  Series 87 B IO CMO
   9.50%, 4/22/18           Aaa   $     37  $        9
------------------------------------------------------
GROUP TOTAL                                    100,808
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.3%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21          AAA      3,214       3,281
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-7 A7
   9.50%, 6/25/05           Baa3        19          19
sec.## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.514%, 5/28/22
   (acquired
   8/5/92-3/17/99, cost
   $3,123)                  N/R      3,125       3,125
## Morserv, Inc.,
  Series 96-2 1A1
   6.729%, 11/25/26         AAA      9,320       9,293
------------------------------------------------------
GROUP TOTAL                                     15,718
------------------------------------------------------
COMMERCIAL MORTGAGES (1.7%)
Asset Securitization
  Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26          AAA      8,005       7,730
  +## 97-D5 PS1 IO
   0.97%, 2/14/41           Aaa     90,969       7,631
(+) Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04           AA-        125         127
(+) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07         AA       6,090       5,957
  1 C
   7.527%, 10/15/07         BBB+     3,908       3,850
(+) Creekwood Capital
  Corp.,
  Series 95-1A
   8.47%, 3/16/15           AA       5,148       5,285
(+) Crystal Run
  Properties, Inc.,
  Series A
   7.393%, 8/15/11          AA      12,305      11,919

                         RATINGS      FACE
                        (STANDARD    AMOUNT     VALUE
                        & POOR'S)    (000)      (000)!
------------------------------------------------------
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17          AAA   $ 71,630  $    2,957
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.967%, 3/15/21          Aaa     30,463       1,871
  97-C2 X IO
   1.273%, 4/15/27          Aaa    151,187       8,203
+## GS Mortgage Securities
  Corp. II,
  Series 97-GL X2 IO
   1.037%, 7/13/30          Aaa     35,849       1,295
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18          N/R        183         183
  ## 94-MD1 A2
   7.676%, 3/15/18          N/R         65          65
  ## 94-MD1 A3
   8.026%, 3/15/18          N/R      4,239       4,263
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07           N/R     10,841      10,738
(+) Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03          AA       4,661       4,540
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.578%, 2/25/28          N/R     29,593       1,518
  96-CFL X1A IO
   1.093%, 2/25/28          N/R     24,439         153
  96-CFL X2 IO
   1.221%, 2/25/28          N/R      8,034         156
------------------------------------------------------
GROUP TOTAL                                     78,441
------------------------------------------------------
ENERGY (1.3%)
CMS Energy Corp.
   7.50%, 1/15/09           BB      15,410      13,573
Conoco, Inc.
   6.95%, 4/15/29           A-      27,090      24,890
El Paso Energy Corp.
   6.75%, 5/15/09           BBB      7,270       6,764
xMobile Energy Services
  LLC
   8.665%, 1/1/17           D        8,204       1,641
Tennessee Gas Pipeline Co.
   7.00%, 10/15/28          BBB+    11,850      10,443
------------------------------------------------------
GROUP TOTAL                                     57,311
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                          RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
(cont'd)                 & POOR'S)   (000)      (000)!
------------------------------------------------------
FEDERAL AGENCY (13.0%)
Federal Home Loan Mortgage
  Corporation
   6.625%, 9/15/09          Agy   $160,000  $  153,850
Federal National Mortgage
  Association
   5.25%, 1/15/09           Agy     41,700      36,494
   6.25%, 5/15/29           Agy    229,425     206,840
   7.25%, 1/15/10           Agy    196,400     197,720
------------------------------------------------------
GROUP TOTAL                                    594,904
------------------------------------------------------
FINANCE (9.3%)
(+) Anthem Insurance Cos.,
  Inc.,
  Series A
   9.00%, 4/1/27            BBB+    10,935      10,286
Bank One Corp.
   7.625%, 10/15/26         A-       7,490       7,088
   8.00%, 4/29/27           A-      10,355      10,219
BankAmerica Capital Corp.
   5.875%, 2/15/09          A+       8,535       7,607
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26           A       15,685      14,589
Chase Manhattan Corp.
   6.00%, 2/15/09           A        9,295       8,364
   7.00%, 11/15/09          A        4,850       4,663
Citigroup, Inc.
   6.625%, 1/15/28          AA-      9,450       8,271
EOP Operating LP
   6.763%, 6/15/07          BBB      4,015       3,709
   6.80%, 1/15/09           BBB      4,390       3,997
   7.25%, 6/15/28           BBB      2,385       2,030
   7.50%, 4/19/29           BBB+    12,185      10,680
Equitable Companies, Inc.
   6.50%, 4/1/08            A+      10,820      10,068
   7.00%, 4/1/28            A+       2,055       1,843
(+) Equitable Life
  Assurance Society of the
  U.S.,
  Series 1A
   6.95%, 12/1/05           A+      11,732      11,322
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28           A+       6,820       5,862
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24           A+      15,855      16,219
(+) Florida Property &
  Casualty
   7.375%, 7/1/03           A-       8,205       8,059
Ford Motor Credit Co.
   7.375%, 10/28/09         A+      10,055       9,876
General Motors Acceptance
  Corp.
   7.75%, 1/19/10           A       20,120      20,212
GS Escrow Corp.
   7.125%, 8/1/05           BB+     19,345      17,167
(+) Goldman Sachs Group LP
   6.50%, 2/25/09           A+       9,035       8,274

                         RATINGS      FACE
                        (STANDARD    AMOUNT     VALUE
                        & POOR'S)    (000)      (000)!
------------------------------------------------------
HMH Properties,
  Series A
   7.875%, 8/1/05           BB    $ 12,665  $   11,209
Household Finance Corp.
   5.875%, 2/1/09           A       15,990      14,087
   7.875%, 3/1/07           A        9,095       9,207
(+) John Hancock Financial
  Services, Inc.
   7.375%, 2/15/24          AA-     14,445      13,605
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23           A+      14,785      13,186
   7.80%, 11/1/25           A+       9,180       8,961
Nationsbank Corp.
   6.80%, 3/15/28           A        6,400       5,585
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24           A+      19,125      16,795
(+) New England Mutual,
  Series DTC
   7.875%, 2/15/24          A+       1,000         995
(+) New York Life
  Insurance Co.
   7.50%, 12/15/23          AA-      6,105       5,560
PNC Funding Corp.
   7.50%, 11/1/09           BBB+     8,400       8,259
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26          BBB+    16,940      15,594
(+) Prime Property Funding
  II, Inc.
   6.80%, 8/15/02           A       11,420      11,133
   7.00%, 8/15/04           A        8,240       7,931
(+) Prudential Insurance
  Co.
   8.30%, 7/1/25            A-      26,830      27,781
Washington Mutual
  Capital I, Inc.
   8.375%, 6/1/27           BBB-     7,195       6,795
Washington Mutual, Inc.
   8.25%, 4/1/10            AA-      6,920       6,944
  Series A
   8.206%, 2/1/27           BBB-     9,500       8,856
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13            AA-     10,063       9,383
  96 WFP-D
   6.95%, 9/1/13            AA-     25,245      23,415
------------------------------------------------------
GROUP TOTAL                                    425,686
------------------------------------------------------
INDUSTRIALS (9.7%)
Adelphia Communications
  Corp.
   7.875%, 5/1/09           B+       2,845       2,440
   9.375%, 11/15/09         B+      11,170      10,472
Albertson's, Inc.
   7.45%, 8/1/29            A       16,590      15,885

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS    FACE
                          (STANDARD  AMOUNT     VALUE
                          & POOR'S)  (000)      (000)!
------------------------------------------------------
American Standard Cos.
   7.375%, 4/15/05          BB-   $  4,480  $    4,202
Columbia/HCA Healthcare
  Corp.
   7.19%, 11/15/15          BB+      9,615       7,878
   7.58%, 9/15/25           BB+     10,125       8,295
   7.69%, 6/15/25           BB+      2,735       2,270
   8.70%, 2/10/10           BB+      1,355       1,300
   9.00%, 12/15/14          BB+      6,215       5,956
Continental Airlines, Inc.
  Series 97-1 A
   7.461%, 4/1/15           AA+      2,518       2,446
CSC Holdings, Inc.
   7.25%, 7/15/08           BB+      1,605       1,501
   7.875%, 12/15/07         BB+     18,305      17,835
Delphi Automotive Systems
  Corp.
   7.125%, 5/1/29           BBB     16,160      14,086
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10           BB+      9,108       7,802
  94-K1 A1
   7.60%, 8/15/07           BB+      5,594       5,181
  94-K2 A2
   9.35%, 8/15/19           BB+      3,790       3,472
Federated Department
  Stores, Inc.
   6.90%, 4/1/29            BBB+    18,515      16,101
   7.00%, 2/15/28           BBB+     2,205       1,940
(+) Florida Windstorm
   7.125%, 2/25/19          AAA     18,345      17,181
Ford Motor Co.
   6.625%, 10/1/28          A+      22,830      20,036
Fred Meyer, Inc.
   7.375%, 3/1/05           BBB-    12,275      11,996
   7.45%, 3/1/08            BBB-     3,795       3,678
Honeywell International,
  Inc.
   7.50%, 3/1/10            A       13,765      13,965
Host Marriott LP
   8.375%, 2/15/06          BB         700         632
International Game
  Technology
   8.375%, 5/15/09          BB+     11,170      10,173
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10            BB+      7,540       7,073
Kroger Co.
   8.00%, 9/15/29           BBB-     1,525       1,488
   8.05%, 2/1/10            BBB-     8,855       8,907
Lenfest Communications,
  Inc.
   7.625%, 2/15/08          BBB     13,875      13,550
Lockheed Martin Corp.
   8.20%, 12/1/09           BBB-     4,235       4,240
   8.50%, 12/1/29           BBB-    14,300      14,421
Lowe's Companies, Inc.
   6.50%, 3/15/29           A       23,215      19,674

                         RATINGS      FACE
                        (STANDARD    AMOUNT     VALUE
                        & POOR'S)    (000)      (000)!
------------------------------------------------------
Monsanto Co.
   6.60%, 12/1/28           A     $ 23,610  $   20,694
News America Holdings,
  Inc.
   7.75%, 2/1/24            BBB-     3,371       3,156
   8.875%, 4/26/23          BBB-       860         908
News America, Inc.
   7.28%, 6/30/28           BBB-    18,925      16,792
(+) Oxymar
   7.50%, 2/15/16           BBB-     6,145       4,575
(+) Raytheon Co.
   8.20%, 3/1/06            BBB-    13,510      13,697
# Rhone-Poulenc Rorer,
  Inc.,
  Series 92-A 3
   8.62%, 1/5/21            A        8,710       8,867
Saks, Inc.
   7.375%, 2/15/19          BB+     11,340       9,267
Scotia Pacific Co. LLC
   7.71%, 7/20/28           BBB     27,115      20,336
Sun Microsystems, Inc.
   7.65%, 8/15/09           BBB+     8,720       8,759
Tenet Healthcare Corp.
   7.625%, 6/1/08           BB+     13,560      12,343
   8.00%, 1/15/05           BB+        950         907
U.S. Airways Corp., Pass
  Through Certificates
   8.11%, 2/20/17           AAA      8,975       9,052
USA Waste Services, Inc.
   7.00%, 7/15/28           BBB     15,980      12,051
Wal-Mart Stores, Inc.
   7.55%, 2/15/30           AA      22,625      23,222
Waste Management, Inc.
   7.375%, 5/15/29          BBB      6,545       5,168
------------------------------------------------------
GROUP TOTAL                                    445,870
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
Bank of America,
  Series A
   8.375%, 5/1/07           AAA          4           4
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02 (acquired
   6/22/94, cost $126)      N/R        133         133
sec.## Magnolia Federal
  Bank,
  Series 84-2
   9.143%, 10/1/07
   (acquired 5/1/87, cost
   $496)                    N/R        506         514
## Resolution Trust Corp.,
  Series 92-5C CMO
   8.613%, 1/25/26          AA       1,935       1,920
Ryland Acceptance Corp.
  IV,
  Series 79-A
   6.65%, 7/1/11            AA       2,916       2,865
------------------------------------------------------
GROUP TOTAL                                      5,436
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                          RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
(cont'd)                 & POOR'S)   (000)      (000)!
------------------------------------------------------
TELEPHONES (3.2%)
!! AT&T Corp.
   6.50%, 3/15/29           AA-   $ 26,550  $   23,094
BellSouth
  Telecommunications, Inc.
   6.375%, 6/1/28           AAA     15,755      13,540
(+) Global Crossing
  Holdings Ltd.
   9.125%, 11/15/06         BB      13,655      13,075
GTE Corp.
   6.94%, 4/15/28           A       18,695      16,972
Intermedia Communications,
  Inc.,
  Series B
   8.50%, 1/15/08           B        2,625       2,323
   8.60%, 6/1/08            B       16,360      14,438
   8.875%, 11/1/07          B        2,355       2,123
MCI WorldCom, Inc.
   6.95%, 8/15/28           A-      29,730      27,393
Nextel Communications,
  Inc.
   # 0.00%, 9/15/07         B       16,375      11,954
   9.375%, 11/15/09         B-       5,055       4,676
Qwest Communications
  International, Inc.
   7.50%, 11/1/08           BB+        130         127
  Series B
   # 0.00%, 2/1/08          BB+     23,440      18,400
------------------------------------------------------
GROUP TOTAL                                    148,115
------------------------------------------------------
TRANSPORTATION (0.8%)
Continental Airlines, Inc.
  Series:
  98-1 A
   6.648%, 9/15/17          AA+     15,540      14,377
  99-1 A
   6.545%, 8/2/20           AA+      4,496       4,102
(+) Jet Equipment Trust,
  Series:
  94-A A11
   10.00%, 6/15/12          A+       1,660       1,846
  95-C
   10.69%, 5/1/15           BBB      8,650       9,664
Union Pacific Corp.,
  Series E
   6.79%, 11/9/07           BBB-     5,200       4,914
------------------------------------------------------
GROUP TOTAL                                     34,903
------------------------------------------------------
U.S. TREASURY SECURITIES (6.2%)
U.S. Treasury Notes
   3.375%, 1/15/07
   (Inflation Indexed)      Tsy     86,747      83,546
   3.625%, 7/15/02
   (Inflation Indexed)      Tsy         59          59
   3.625%, 1/15/08
   (Inflation Indexed)      Tsy     28,317      27,576
   4.50%, 1/31/01           Tsy     80,870      79,657

                          RATINGS     FACE
                         (STANDARD   AMOUNT     VALUE
                         & POOR'S)   (000)      (000)!
------------------------------------------------------
   6.00%, 8/15/09           Tsy   $ 86,725  $   85,625
   6.25%, 1/31/02           Tsy      6,820       6,788
------------------------------------------------------
GROUP TOTAL                                    283,251
------------------------------------------------------
UTILITIES (0.6%)
CMS Panhandle Holdings Co.
   7.00%, 7/15/29           BBB-     2,340       2,060
(+) PSEG Energy Holdings,
  Inc.
   9.125%, 2/10/04          BBB-    13,650      13,641
(+) Southern Energy, Inc.
   7.90%, 7/15/09           BBB     10,785      10,453
------------------------------------------------------
GROUP TOTAL                                     26,154
------------------------------------------------------
YANKEE (4.9%)
Abbey National plc
   7.95%, 10/26/29          AA-     12,965      12,964
Ahold Finance USA, Inc.
   6.875%, 5/1/29           A-      15,365      13,271
Glencore Nickel Property
  Ltd.
   9.00%, 12/1/14           BB+     14,810      12,589
Grupo Minero Mexicano S.A.
  de CV,
  Series A
   8.25%, 4/1/08            BB      14,560      12,631
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17            A       17,290      16,296
(+) Hyundai Semiconductor
  America
   8.25%, 5/15/04           B        2,755       2,523
   8.625%, 5/15/07          B       10,707       9,627
Multicanal S.A.
   10.50%, 2/1/07           BB+        245         232
   10.50%, 4/15/18          BB+      9,145       8,098
   13.125%, 4/15/09         BB+      3,970       4,194
(+) Oil Purchase Co.
   7.10%, 4/30/02           BBB-    11,320      10,867
(+) Oil Purchase Co. II
   10.73%, 1/31/04          BBB-     2,309       2,275
Orange plc
   8.75%, 6/1/06            BBB     14,130      14,573
(+) Paiton Energy Funding
  BV
   9.34%, 2/15/14           CC      12,325       2,496
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17            BB      23,215      18,041
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14          BBB+    12,900      12,444
Republic of Argentina
   11.75%, 4/7/09           BB       3,390       3,366
   12.00%, 2/1/20           BB       8,000       8,069
Republic of Colombia
   8.70%, 2/15/16           BB+     16,010      12,142
   11.75%, 2/25/20          BB+      2,150       2,088

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS    FACE
                          (STANDARD  AMOUNT     VALUE
                          & POOR'S)  (000)      (000)+
------------------------------------------------------
Republic of Philippines
   10.625%, 3/16/25         BB+   $ 11,100  $   11,055
United Mexican States Par
  Bond,
  Series:
  A
   6.25%, 12/31/19          BB+     15,535      13,246
  B
   6.25%, 12/31/19          BB+        795         678
(+) Vodafone AirTouch plc
   7.625%, 2/15/05          A        1,425       1,438
   7.75%, 2/15/10           A        6,000       6,073
   7.875%, 2/15/30          A       14,165      14,384
------------------------------------------------------
GROUP TOTAL                                    225,660
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $5,628,617)                                5,484,844
------------------------------------------------------
PREFERRED STOCK (1.1%)
------------------------------------------------------
                                    SHARES
                                    ------
MORTGAGE-OTHER (1.1%)
(+)+ Home Ownership Funding
  Corp. 13.331% (Cost
  $50,197)                  Aaa    63,325      49,679
------------------------------------------------------
RIGHTS (0.0%)
------------------------------------------------------
MISC-INDUSTRIALS (0.0%)
*@ United Mexican States
  Recovery Rights, expiring
  6/30/03 (Cost $0)          N/R  10,975,000         --
------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A6
------------------------------------------------------
                                      FACE
                                    AMOUNT
                                     (000)
                                   -------
Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments equal
  to 1% per annum of the
  outstanding notional
  balance, indexed to GNMA
  ARM pools (Cost $5,032)   N/R   $ 73,968       1,463
------------------------------------------------------
CASH EQUIVALENTS (15.3%)
------------------------------------------------------
DISCOUNT NOTES (9.6%)
Federal Home Loan Bank
   5.67%, 4/24/00                   49,914      49,733
   5.76%, 4/5/00                    50,000      49,968
   6.06%, 9/15/00                   40,948      39,797

                                    FACE
                                   AMOUNT     VALUE
                                   (000)      (000)!
------------------------------------------------------
Federal Home Loan Mortgage
  Corporation
   5.76%, 4/11/00                 $ 50,000  $   49,920
   5.80%, 4/25/00                   50,000      49,807
   5.85%, 5/4/00                    50,000      49,732
Federal National Mortgage
  Association
   5.71%, 4/6/00                    24,000      23,981
   5.70%, 4/13/00                   30,000      29,943
   5.77%, 5/4/00                    40,000      39,788
   5.83%, 5/25/00                   25,000      24,781
   5.98%, 6/22/00                   30,000      29,592
------------------------------------------------------
GROUP TOTAL                                    437,042
------------------------------------------------------
REPURCHASE AGREEMENT (5.7%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $262,837,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at
  $265,333                         262,705     262,705
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $699,747)         699,747
------------------------------------------------------
TOTAL INVESTMENTS (136.2%) (Cost
  $6,383,593)                                6,235,733
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-36.2%)
Cash                                               511
Dividends Receivable                             2,110
Interest Receivable                             53,840
Receivable for Investments Sold                  3,882
Receivable for Forward Commitments             229,018
Receivable for Fund Shares Sold                  9,687
Investments Held as Collateral for Loaned
  Securities                                   542,315
Other Assets                                       362
Payable for Investments Purchased              (14,715)
Payable for Forward Commitments             (1,910,451)
Payable for Fund Shares Redeemed                (6,650)
Payable for Investment Advisory Fees            (4,183)
Payable for Administrative Fees                   (303)
Payable for Shareholder Servicing
  Fees-Investment Class                             (6)
Payable for Distribution Fees-Adviser
  Class                                            (30)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (288)
Payable for Daily Variation on Futures
  Contracts                                     (3,686)
Unrealized Loss on Swap Agreements             (11,395)
Collateral on Securities Loaned, at Value     (542,315)
Other Liabilities                               (3,421)
                                            ----------
                                            (1,655,718)
------------------------------------------------------
NET ASSETS (100%)                           $4,580,015
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIO (UNAUDITED)

                                              VALUE
(CONT'D)                                      (000)!
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 397,423,510 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $4,391,593
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.05
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 4,161,672 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)              $   46,006
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.05
------------------------------------------------------
ADVISER CLASS
------------------------------------------------------
NET ASSETS
Applicable to 12,896,270 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $  142,416
------------------------------------------------------
NET ASSET VALUE PER SHARE                   $    11.04
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $4,873,611
Undistributed Net Investment Income (Loss)      74,893
Undistributed Realized Net Gain (Loss)        (188,383)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                       (147,860)
  Futures and Swaps                            (32,246)
------------------------------------------------------
NET ASSETS                                  $4,580,015
------------------------------------------------------

----------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 2000 was
        $3,772,000 or 0.1% of net assets.
!      See Note A1 to Financial Statements.
*      Non-income producing security
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating.
        Security is not rated by Standard & Poor's
        Corporation.
++     Security is fair valued by the Adviser.
x      Security is in default.
#      Step Bond-Coupon rate increases in increments to
        maturity.
        Rate disclosed is as of March 31, 2000.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security-rate disclosed
        is as of March 31, 2000.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate.
        Indicated rate is the effective rate at March 31,
        2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
       Note A7 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Domestic Fixed Income Portfolio invests in all sectors of the domestic investment-grade fixed-income market. Miller Anderson & Sherrerd employs a disciplined, research-driven approach toward identifying value in the fixed-income markets, and will alter the Portfolio's sensitivity to changes in corporate and mortgage yield spreads, the level of interest rates and the shape of the yield curve in reaction to its perception of relative value in each of these areas.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                       MAS DOMESTIC FIXED INCOME
                      ----------------------------       SALOMON
                      INSTITUTIONAL#      ADVISER@     BROAD INDEX
                      --------------------------------------------
SIX MONTHS                 0.72%            0.66%          2.02%
ONE YEAR                  (0.50)           (0.74)          1.81
FIVE YEARS                 6.41             6.36           7.14
TEN YEARS                  8.58             8.55           8.07

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

@ Represents an investment in the Adviser Class which commenced operations 3/1/99. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

On December 19, 1994, shareholders approved a change in the Portfolio's investment policies to emphasize fixed-income securities of domestic issuers rated A or higher. Shareholders then voted on May 1, 1997, to permit the Portfolio to invest a limited portion of its assets in fixed-income securities of domestic issuers rated BBB at the time of purchase. The Portfolio's performance pattern may have been affected by these changes.

* Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (122.7%)

-----------------------------------------------------
                          RATINGS     FACE
                         (STANDARD   AMOUNT    VALUE
March 31, 2000           & POOR'S)   (000)    (000)!
-----------------------------------------------------
AGENCY FIXED RATE MORTGAGES (55.3%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
   10.00%, 11/1/20            Agy   $   145  $    154
   11.50%, 8/1/19             Agy       245       270
   12.50%, 4/1/14             Agy         5         6
  Gold Pools:
   10.00%, 6/1/17-3/1/21      Agy       871       930
   12.00%, 11/1/19            Agy        58        64
  April TBA
   6.00%, 4/1/30              Agy    34,825    31,712
   6.50%, 4/1/30              Agy     9,550     8,961
Federal National Mortgage
  Association,
  Conventional Pools:
   6.00%, 4/1/27-5/1/29       Agy    16,268    14,784
   9.50%, 2/1/20-8/1/21       Agy       886       934
   10.00%, 8/1/18-2/1/25      Agy       469       500
   10.50%, 11/1/10-2/1/28     Agy       698       755
   11.00%, 9/1/19-9/1/20      Agy       851       933
   11.50%, 11/1/19-9/1/25     Agy       486       539
  April TBA
   6.00%, 4/1/30              Agy     6,900     6,279
Government National Mortgage
  Association:
  Adjustable Rate Mortgages:
   6.00%, 8/20/27             Tsy     1,539     1,544
   6.125%, 10/20/27-12/20/27  Tsy       726       730
   6.375%, 5/20/25            Tsy       208       209
   6.50%, 1/20/28             Tsy        92        92
   6.625%, 7/20/27-9/20/27    Tsy     2,529     2,537
   6.875%, 4/20/25-6/20/25    Tsy       946       951
   7.00%, 2/20/25-8/20/25     Tsy       617       622
  Various Pools:
   6.875%, 2/20/27            Tsy        99       100
   9.00%, 11/15/17            Tsy       318       332
   9.50%, 12/15/17-12/15/21   Tsy     2,372     2,511
   10.00%, 8/15/17-10/15/28   Tsy     2,040     2,180
   10.50%, 2/15/13-2/15/25    Tsy     3,612     3,912
   11.00%, 12/15/09-7/15/20   Tsy       377       414
   11.50%, 8/15/13            Tsy       253       280
   12.00%, 12/15/12-2/15/15   Tsy       166       184
  April TBA
   7.00%, 4/1/30              Tsy    15,850    15,352
-----------------------------------------------------
GROUP TOTAL                                    98,771
-----------------------------------------------------
ASSET BACKED CORPORATES (17.0%)
(+) Aegis Auto Receivables
  Trust,
  Series 95-1 A
   8.60%, 3/20/02             N/R         4         4
Arcadia Automobile
  Receivables Trust,
  Series 98-A A3
   5.90%, 11/15/02            AAA       578       575

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

                            RATINGS   FACE
                           (STANDARD AMOUNT    VALUE
(cont'd)                   & POOR'S) (000)    (000)!
-----------------------------------------------------
Banc One Home Equity Trust,
  Series 99-1 A1
   6.06%, 1/25/12             AAA   $   354  $    349
BankBoston Home Equity Loan
  Trust,
  Series 98-2 A1
   6.28%, 11/25/10            AAA       214       213
Block Mortgage Finance, Inc.
  Series 99-1 A1
   5.94%, 9/25/13             AAA       312       309
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01            AAA       922       919
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19             AAA       605       598
Chevy Chase Auto Receivables
  Trust,
  Series 97-4 A
   6.25%, 6/15/04             AAA       520       516
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   6.014%, 5/15/02            AAA       550       550
Contimortgage Home Equity
  Loan Trust,
  Series 99-1 A1
   6.01%, 12/25/13            AAA       388       385
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02            AAA        73        73
Daimler Benz Auto Grantor
  Trust,
  Series 97-A A
   6.05%, 3/31/05             AAA        74        74
Daimler Benz Vehicle Trust,
  Series 98-A A2
   5.23%, 12/20/01            AAA       195       195
Delta Funding Home Equity
  Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16             AAA       156       156
EQCC Home Equity Loan Trust,
  Series:
  98-2 A1F
   6.235%, 4/15/08            AAA        81        80
  99-3 A1F
   6.548%, 4/25/10            AAA     1,183     1,173
(+) First Merchants Auto
  Receivables Corp.,
  Series 97-2 A1
   6.85%, 11/15/02            AAA        55        55
First Security Auto Grantor
  Trust,
  Series:
  97-B A
   6.10%, 4/15/03             AAA       516       513
  98-A A
   5.97%, 4/15/04             AAA       294       291

                           RATINGS    FACE
                          (STANDARD  AMOUNT    VALUE
                          & POOR'S)  (000)    (000)!
-----------------------------------------------------
First Security Auto Owner
  Trust,
  Series 99-2 A2
   5.492%, 4/15/02            AAA   $   466  $    465
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.97%, 9/17/03             AAA       375       375
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01             AAA       177       177
  98-A A3
   5.65%, 10/15/01            AAA       123       123
  99-B A3
   5.47%, 9/15/01             AAA     1,351     1,345
  99-C A3
   5.77%, 11/15/01            AAA     1,904     1,895
  99-D A3
   6.20%, 4/15/02             AAA     1,890     1,882
General Motors Acceptance
  Corp.,
  Series 97-A A
   6.50%, 4/15/02             AAA       409       408
Green Tree Financial Corp.,
  Series:
  + 98-1 A2
   5.85%, 4/1/11              Aaa       139       138
  99-3 A2
   5.51%, 2/1/31              AAA     1,173     1,163
Green Tree Home Equity Loan
  Trust,
  Series 99-C A1
   5.99%, 7/15/30             AAA       904       900
Green Tree Lease Finance,
  Series 97-1 A3
   6.17%, 9/20/05             AAA       271       270
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09            AAA       486       479
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series:
  99-1 A1
   5.25%, 7/15/03             AAA       424       419
  99-2 A
   5.84%, 10/15/03            AAA       673       667
(+) Health Care Receivables
  Securitization Program,
  Series 97-1 A
   6.815%, 7/1/01             AAA       200       200
+ HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16            Aaa       707       704
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03             AAA        95        95

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS   FACE
                           (STANDARD AMOUNT    VALUE
                           & POOR'S) (000)    (000)!
-----------------------------------------------------
Honda Auto Receivables Owner
  Trust,
  Series 99-1 A2
   5.186%, 6/15/01            AAA   $   280  $    279
IMC Home Equity Loan Trust,
  Series 98-1 A2
   6.31%, 12/20/12            AAA       104       104
(+) Long Beach Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04             AAA        72        72
MMCA Automobile Trust,
  Series:
  97-1 A3
   6.08%, 5/15/01             AAA         3         3
  99-1 A2
   5.43%, 1/15/04             AAA       377       377
  99-2 A1
   6.30%, 6/15/02             AAA     1,133     1,133
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03            N/R       375       371
Navistar Financial Corp.
  Owner Trust,
  Series 99-A A2
   5.55%, 2/15/02             AAA       745       742
(+) New Holland Equipment
  Receivables Trust,
  Series 99-A A2
   6.39%, 10/15/02            AAA       900       892
Nissan Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   6.15%, 2/15/03             AAA       335       334
  98-A A
   5.45%, 4/15/04             AAA       872       868
+## Oakwood Mortgage
  Investors, Inc.,
  Series 99-B A1
   6.124%, 5/15/09            Aaa       544       544
Option One Mortgage Loan
  Trust,
  Series 99-2 A1
   5.88%, 5/25/29             AAA       509       502
Premier Auto Trust,
  Series 99-3 A2
   5.82%, 2/8/02              AAA     1,549     1,543
Provident Bank Home Equity
  Loan Trust,
  Series 98-4 A1
   6.28%, 11/25/13            AAA        73        73
(+) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05             AA        450       436

                           RATINGS   FACE
                          (STANDARD AMOUNT    VALUE
                          & POOR'S) (000)    (000)!
-----------------------------------------------------
+## Residential Funding
  Mortgage Securities I,
  Series 99-HI4 A1
   6.41%, 11/25/07            Aaa   $   645  $    640
(+) Team Fleet Financing
  Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02            A-        250       246
  97-1 A
   7.35%, 5/15/03             A-        600       596
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03              AAA       490       487
USAA Auto Loan Grantor
  Trust,
  Series 97-1 A
   6.00%, 5/15/04             AAA       302       300
WFS Financial Owner Trust,
  Series:
  97-C A3
   6.10%, 3/20/02             AAA        37        37
  99-B A2
   5.83%, 4/20/02             AAA       975       972
World Omni Automobile Lease
  Securitization Corp.,
  Series 97-B A2
   6.08%, 11/25/03            AAA        78        78
-----------------------------------------------------
GROUP TOTAL                                    30,362
-----------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity Loan
  Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26            N/R     3,571        53
  (+) 96-3 A YMA
   10/25/26                   N/R     3,571         6
Contimortgage Home Equity
  Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28             AAA     2,081        31
  (+) 96-4 A11 YMA
   1/15/28                    AAA     2,030         3
  96-4 A12 IO
   1.05%, 1/15/28             AAA       391         4
  (+)@ 96-4 A12 YMA
   1/15/28                    AAA       372        --
  97-1 A10 IO
   1.10%, 3/15/28             AAA     2,481        40
  97-1 A10 YMA
   3/15/28                    N/R     2,481         4
-----------------------------------------------------
GROUP TOTAL                                       141
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

                            RATINGS    FACE
                           (STANDARD  AMOUNT   VALUE
(CONT'D)                    &POOR'S)   (000)   (000)!
-----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
AGENCY COLLATERAL SERIES (2.9%)
Collateralized Mortgage
  Obligation Trust,
  Series 16-Q Inv Fl
   12.25%, 3/20/18            AAA   $    53  $     52
Federal Home Loan Mortgage
  Corporation,
  Series:
  63-SA Inv Fl IO
   1.50%, 6/17/27             Agy     1,565        58
  1887-SC Inv Fl IO
   6.606%, 3/15/24            Agy       450       101
  1911-C PO
   11/15/23                   Agy       527       322
  2171 B
   6.28%, 6/25/09             Agy     1,140     1,057
Structured Pass-Through
  Securities,
  Series T-15 A1
   5.83%, 12/25/13            Agy       380       376
Federal National Mortgage
  Association,
  Series:
  ## 92-43 FC REMIC
   6.725%, 10/25/21           Agy       157       157
  ## 94-73 F
   6.625%, 12/25/20           Agy        27        27
  97-53 PI IO PAC
   8.00%, 8/18/27             Agy       721       207
  ## 97-70 FA REMIC PAC (11)
   5.388%, 7/18/20            Agy        92        91
  ## 98-22 FA REMIC
   6.471%, 4/18/22            Agy       345       343
  99-42 SA Inv Fl IO
   2.075%, 10/25/28           Agy    10,007       385
  191 IO
   8.00%, 1/1/28              Agy     1,611       471
  270 2 IO
   8.50%, 9/1/23              Agy       445       127
  281 2 IO
   9.00%, 11/1/26             Agy       489       134
  291 2 IO
   8.00%, 11/1/27             Agy       499       145
  296 2 IO
   8.00%, 4/1/24              Agy     2,171       625
Government National Mortgage
  Association,
  Series:
  97-13 SB Inv Fl IO
   2.063%, 9/16/27            Tsy     2,400       141
  99-30 SA Inv Fl IO
   2.583%, 8/16/29            Tsy     4,637       271
  99-32 SB Inv Fl IO REMIC
   2.75%, 7/16/27             Tsy     8,558       117
-----------------------------------------------------
GROUP TOTAL                                     5,207
-----------------------------------------------------

                         RATINGS     FACE
                        (STANDARD   AMOUNT    VALUE
                         & POOR'S)   (000)    (000)!
-----------------------------------------------------
COMMERCIAL MORTGAGES (3.1%)
## American Southwest
  Financial Securities
  Corp.,
  Series 93-2 S1 IO
   1.091%, 1/18/09            N/A   $ 5,536  $    149
Asset Securitization Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26            AAA       300       290
  +## 97-D5 PS1 IO
   0.972%, 2/14/41            Aaa     2,624       220
(+) Carousel Center Finance,
  Inc.,
  Series 1 B
   7.188%, 10/15/07           A         325       319
Chase Commercial Mortgage
  Securities Corp.
  Series 99-2 A2
   7.198%, 11/15/09           AAA     1,100     1,073
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15             AA        232       238
(+) DLJ Mortgage Acceptance
  Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17            AAA     2,804       116
+ First Union-Chase
  Commercial Mortgage
  Series 99-C2 A2
   6.645%, 4/15/09            Aaa       925       867
GMAC Commercial Mortgage
  Securities, Inc.,
  Series:
  +## 96-C1 X2 IO
   1.967%, 3/15/21            Aaa     2,056       126
  +## 97-C2 X IO
   1.273%, 4/15/27            Aaa     3,341       181
  98-C2 A2
   6.42%, 8/15/08             AAA     1,175     1,092
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18            N/R        67        67
  ## 94-MD1 A2
   7.676%, 3/15/18            N/R       125       125
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07             N/R       371       367
Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03            AA        173       168
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.578%, 2/25/28            N/R     1,573        81
  96-CFL X1A IO
   1.093%, 2/25/28            N/R     1,305         8

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS      FACE
                       (STANDARD    AMOUNT    VALUE
                       & POOR'S)     (000)    (000)!
-----------------------------------------------------
  96-CFL X2 IO
   1.221%, 2/25/28            N/R   $   458  $      9
-----------------------------------------------------
GROUP TOTAL                                     5,496
-----------------------------------------------------
ENERGY (0.9%)
Conoco, Inc.
   6.95%, 4/15/29             A-      1,070       983
El Paso Energy
   6.75%, 5/15/09             BBB       285       265
Tennessee Gas Pipeline
   7.00%, 10/15/28            BBB+      295       260
-----------------------------------------------------
GROUP TOTAL                                     1,508
-----------------------------------------------------
FEDERAL AGENCY (11.2%)
Federal National Mortgage
  Association
   5.25%, 1/15/09             Agy     7,375     6,454
   6.25%, 5/15/29             Agy     6,240     5,626
   7.25%, 1/15/10             Agy     7,950     8,003
-----------------------------------------------------
GROUP TOTAL                                    20,083
-----------------------------------------------------
FINANCE (12.6%)
American General Finance
  Corp.
   6.75%, 11/15/04            A+        340       330
American General Corp.
   7.50%, 7/15/25             AA-       280       268
(+) Anthem Insurance Cos.,
  Inc.,
  Series A
   9.00%, 4/1/27              BBB+      430       404
Associates Corp. of North
  America
   6.00%, 7/15/05             A+        505       471
Bank One Corp.
   6.00%, 2/17/09             A-        730       650
BankAmerica Capital Corp.
   5.875%, 2/15/09            A+        195       174
   6.25%, 4/1/08              A         345       318
Beneficial Corp.,
  Series F
   6.47%, 11/17/08            A         310       284
(+) BT Institutional Capital
  Trust,
  Series A
   8.09%, 12/1/26             A         150       140
Chase Manhattan Corp.
   6.00%, 2/15/09             A         415       373
   7.00%, 11/15/09            A         240       231
CIT Group, Inc.
   5.91%, 11/23/05            A+        595       552
(+) Citicorp,
  Series F
   6.375%, 11/15/08           A+        805       744
EOP Operating LP
   6.763%, 6/15/07            BBB       165       152
   7.25%, 6/15/28             BBB       300       255
   7.50%, 4/19/29             BBB+      365       320

                        RATINGS      FACE
                       (STANDARD    AMOUNT    VALUE
                       & POOR'S)     (000)    (000)!
-----------------------------------------------------
Equitable Companies, Inc.
   6.50%, 4/1/08              A+    $   290  $    270
(+) Equitable Life Assurance
  Society of the U.S.,
  Series 1A
   6.95%, 12/1/05             A+        860       830
(+) Farmers Exchange Capital
   7.05%, 7/15/28             A+        455       391
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24             A+        475       486
(+) Fifty-Seventh Street
  Associates
   7.125%, 6/1/17             A         557       477
(+) First Hawaiian Bank,
  Series A
   6.93%, 12/1/03             A-        575       556
FleetBoston Financial Corp.
   6.625%, 2/1/04             A-        230       224
(+) Florida Property &
  Casualty
   7.375%, 7/1/03             A-        350       344
Ford Motor Credit Co.
   7.375%, 10/28/09           A+        130       128
General Electric Capital
  Corp.
   7.375%, 1/19/10            AAA       830       839
General Motors Acceptance
  Corp.
   7.75%, 1/19/10             A         785       789
(+) Goldman Sachs Group LP
   6.50%, 2/25/09             A+        335       307
Hartford Life Corp.
   7.65%, 6/15/27             A         510       492
Household Finance Corp.
   5.875%, 2/1/09             A         105        93
   6.375%, 8/1/10             A         630       566
(+) Hyatt Equities LLC
   7.00%, 5/15/02             BBB+      710       686
(+) John Hancock Financial
  Services, Inc.
   7.375%, 2/15/24            AA-       930       876
Merck & Co., Inc.
   5.95%, 12/1/28             AAA       440       371
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23             A+        400       357
   7.80%, 11/1/25             A+        250       244
Nationsbank Corp.
   6.80%, 3/15/28             A         265       231
(+) Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24             A+        755       663
(+) New England Mutual,
  Series DTC
   7.875%, 2/15/24            A+        350       348
Northern Trust Co.
   6.625%, 10/1/03            AA-       955       934
!! Norwest Financial, Inc.
   5.625%, 2/3/09             A+      1,035       906
PNC Funding Corp.
   7.50%, 11/1/09             BBB+      360       354

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

                          RATINGS    FACE
                         (STANDARD  AMOUNT   VALUE
(CONT'D)                  &POOR'S)   (000)   (000)!
-----------------------------------------------------
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26            BBB+  $   625  $    575
(+) Prime Property Funding
  II, Inc.
   7.00%, 8/15/04             A         400       385
(+) Prudential Insurance Co.
   8.30%, 7/1/25              A-      1,050     1,087
Washington Mutual Capital I
   8.375%, 6/1/27             BBB-      180       170
Washington Mutual, Inc.
   8.25%, 4/1/10              BBB-      420       421
  Series A
   8.206%, 2/1/27             BBB-      315       294
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13              AA-       466       435
  96 WFP-D
   6.95%, 9/1/13              AA-       845       784
-----------------------------------------------------
GROUP TOTAL                                    22,579
-----------------------------------------------------
INDUSTRIALS (15.4%)
Albertson's, Inc.
   7.45%, 8/1/29              A         620       594
Atlas Air, Inc.,
  Series A
   7.38%, 1/2/18              AA-       759       707
Becton, Dickinson & Co.
   6.70%, 8/1/28              A+        605       534
Comcast Cable Communications
   6.20%, 11/15/08            BBB       395       354
Continental Airlines, Inc.
  Series 97-1 A
   7.461%, 4/1/15             AA+       336       326
DaimlerChrylser Holdings
   7.20%, 9/1/09              A+        955       935
Dayton Hudson Corp.
   6.65%, 8/1/28              A-        505       443
   6.75%, 1/1/28              A-        205       182
Delphi Automotive Systems
  Corp.
   7.125%, 5/1/29             BBB       900       785
Federated Department Stores,
  Inc.
   6.90%, 4/1/29              BBB+      675       587
   7.00%, 2/15/28             BBB+       85        75
(+) Florida Windstorm
   7.125%, 2/25/19            AAA     1,160     1,086
Ford Motor Co.
   6.625%, 10/1/28            A+      1,240     1,088
Hertz Corp.
   7.625%, 8/15/07            A-        755       756
Home Depot, Inc.
   6.50%, 9/15/04             AA-     1,010       986

                           RATINGS   FACE
                          (STANDARD AMOUNT   VALUE
                          & POOR'S)  (000)   (000)!
-----------------------------------------------------
Honeywell International,
  Inc.
   7.50%, 3/1/10              A     $   615  $    624
IBM Corp.
   6.50%, 1/15/28             A+        915       825
Johnson & Johnson
   6.625%, 9/1/09             AAA       975       938
Kroger Co.
   7.70%, 6/1/29              BBB-      710       669
   8.05%, 2/1/10              BBB-      175       176
Lockheed Martin Corp.
   8.20%, 12/1/09             BBB-      515       516
Lowe's Companies, Inc.
   6.50%, 3/15/29             A         625       530
   6.875%, 2/15/28            A         380       339
Lucent Technologies, Inc.
   6.45%, 3/15/29             A       1,020       908
May Department Stores Co.
   6.70%, 9/15/28             A+      1,010       889
Monsanto Co.
   6.60%, 12/1/28             A         910       798
Neiman Marcus Group, Inc.
   6.65%, 6/1/08              BBB       785       712
News America Holdings, Inc.
   7.75%, 1/20/24             BBB-      240       225
   7.75%, 2/1/24              BBB-      440       412
   8.875%, 4/26/23            BBB-      295       311
Norfolk Southern Corp.
   6.20%, 4/15/09             BBB+      700       629
Procter & Gamble Co.
   6.60%, 12/15/04            AA      1,590     1,550
   6.875%, 9/15/09            AA        470       459
(+) Raytheon Co.
   8.20%, 3/1/06              BBB-      535       542
Rockwell International Corp.
   6.70%, 1/15/28             A+        700       617
Scotia Pacific Co. LLC
   7.71%, 1/20/14             BBB       390       293
Sun Microsystems, Inc.
   7.65%, 8/15/09             BBB+      370       372
Times Mirror Co
   7.45%, 10/15/09            A         405       400
U.S. Airways Corp.,
  Pass Through Certificates
   8.11%, 2/20/17             AAA       330       333
  Series 98-1
   6.85%, 1/30/18             A+        867       758
Union Pacific Co.
   6.625%, 2/1/29             BBB-      600       503
United Technologies Corp.
   6.70%, 8/1/28              A+      1,205     1,083
Wal-Mart Stores, Inc.
   6.875%, 8/10/09            AA      1,700     1,657
-----------------------------------------------------
GROUP TOTAL                                    27,506
-----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS    FACE
                          (STANDARD   AMOUNT    VALUE
                           & POOR'S)   (000)    (000)!
-----------------------------------------------------
NON-AGENCY FIXED RATE
    MORTGAGE                (0.1%)
## Gemsco Mortgage Pass
  Through Certificate,
  Series 87-A
   8.635%, 11/25/10           AA    $   143  $    141
## Resolution Trust Corp.,
  Series 92-5C CMO
   8.613%, 1/25/26            AA         19        19
-----------------------------------------------------
GROUP TOTAL                                       160
-----------------------------------------------------
TELEPHONES (2.1%)
!! AT&T Corp.
   6.50%, 3/15/29             AA-     1,030       896
BellSouth
  Telecommunications, Inc.
   6.375%, 6/1/28             AAA       645       555
Comcast Cable Communications
   8.375%, 5/1/07             BBB       185       190
GTE Corp.
   6.94%, 4/15/28             A       1,190     1,080
MCI Communications Corp.
   6.95%, 8/15/06             A-        170       166
MCI WorldCom, Inc.
   6.95%, 8/15/28             A-        990       912
-----------------------------------------------------
GROUP TOTAL                                     3,799
-----------------------------------------------------
TRANSPORTATION (1.4%)
Burlington Northern Santa Fe
   6.70%, 8/1/28              BBB+      910       786
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17            AA+       327       303
  99-1 A
   6.545%, 8/2/20             AA+       429       391
(+) Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12            A+        395       439
# United Parcel Service
   8.375%, 4/1/20             AAA       575       635
-----------------------------------------------------
GROUP TOTAL                                     2,554
-----------------------------------------------------
UTILITIES (0.6%)
CMS Panhandle Holdings Co.
   7.00%, 7/15/29             BBB-      640       563
(+) Southern Energy, Inc.
   7.90%, 7/15/09             BBB       460       446
-----------------------------------------------------
GROUP TOTAL                                     1,009
-----------------------------------------------------
TOTAL FIXED INCOME (Cost $225,095)            219,175
-----------------------------------------------------

                              RATINGS
                             (STANDARD          VALUE
                              & POORS) SHARES  (000)!
-----------------------------------------------------
PREFERRED STOCK (0.5%)
-----------------------------------------------------
MORTGAGE-OTHER (0.5%)
(+)+ Home Ownership Funding Corp.
   13.331% (Cost $915)        Aaa     1,200   $   941
-----------------------------------------------------
CASH EQUIVALENTS (11.1%)
-----------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                    -------
DISCOUNT NOTES (7.8%)
Federal Home Loan Mortgage
  Corporation
   5.80%, 4/25/00                   $ 7,000     6,972
Federal National Mortgage
  Association
   5.90%, 4/24/00                     7,000     6,974
-----------------------------------------------------
GROUP TOTAL                                    13,946
-----------------------------------------------------
REPURCHASE AGREEMENT (3.3%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to be
  repurchased at $5,855,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at
  $5,911                              5,852     5,852
-----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $19,798)          19,798
-----------------------------------------------------
TOTAL INVESTMENTS (134.3%) (Cost $245,808)    239,914
-----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-34.3%)
Dividends Receivable                               40
Interest Receivable                             2,277
Receivable for Investments Sold                   125
Receivable for Fund Shares Sold                   177
Investments Held as Collateral for Loaned
  Securities                                   10,640
Other Assets                                       12
Payable to Custodian                              (82)
Payable for Investments Purchased                (882)
Payable for Forward Commitments               (62,030)
Payable for Fund Shares Redeemed                  (10)
Payable for Investment Advisory Fees             (163)
Payable for Administrative Fees                   (12)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (9)
Payable for Daily Variation on Futures
  Contracts                                      (154)
Unrealized Loss on Swap Agreements               (310)
Collateral on Securities Loaned, at Value     (10,640)
Other Liabilities                                (190)
                                             --------
                                              (61,211)
-----------------------------------------------------
NET ASSETS (100%)                            $178,703
-----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

DOMESTIC FIXED INCOME
PORTFOLIO (UNAUDITED)

                                              VALUE
(CONT'D)                                      (000)!
-----------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 17,235,488 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)               $177,394
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  10.29
-----------------------------------------------------
ADVISER CLASS
-----------------------------------------------------
NET ASSETS
Applicable to 127,486 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)               $  1,309
-----------------------------------------------------
NET ASSET VALUE PER SHARE                    $  10.27
-----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                              $189,667
Undistributed Net Investment Income (Loss)      3,245
Undistributed Realized Net Gain (Loss)         (6,976)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                        (5,894)
  Futures and Swaps                            (1,339)
-----------------------------------------------------
NET ASSETS                                   $178,703
-----------------------------------------------------

----------------------------------------------------------
!      See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for future contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of March 31, 2000.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate securities-rate disclosed
        is as of March 31, 2000.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        March 31, 2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A7 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The High Yield Portfolio applies Miller Anderson & Sherrerd's analytical capabilities to a specialized fixed-income fund, investing primarily in below-investment-grade corporate bonds selected through study of the credit-worthiness of the underlying companies. MAS's strategy uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine the Portfolio's structure. Individual securities are selected and monitored by managers specializing in corporate bonds and using in-depth financial analysis to uncover opportunities in undervalued issues.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                                                 CS FIRST
                                  MAS HIGH YIELD                  BOSTON        SALOMON
                      ---------------------------------------   HIGH YIELD    HIGH YIELD
                      INSTITUTIONAL#   INVESTMENT<   ADVISER@      INDEX         INDEX
                      -------------------------------------------------------------------
SIX MONTHS                 3.38%           3.21%       3.21%        0.77%       (0.93)%
ONE YEAR                   3.30            3.02        3.01         0.30        (2.38)
FIVE YEARS                11.85           11.69       11.67         7.79          7.89
TEN YEARS                 12.75           12.67       12.66        11.20         11.00

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. High-yield fixed-income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
5/21/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 1/31/97. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* Total returns are compared to the CS First Boston High Yield Index, an unmanaged market index. Previously, the Portfolio's returns had been compared to the Salomon High Yield Index. The Adviser believes that the CS First Boston High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (94.4%)

----------------------------------------------------------
                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
MARCH 31, 2000        & POOR'S)         (000)       (000)!
----------------------------------------------------------
ASSET BACKED CORPORATES (0.5%)
(+)++ Commercial
  Financial Services,
  Inc., Series 97-5
  A1
   7.72%, 6/15/05         N/R     $     4,693      $ 1,173
(+)+ Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03       Ba3           1,222        1,215
(+) OHA Auto Grantor
  Trust, Series 97-A
   11.00%, 9/15/03        BB            3,073        2,940
----------------------------------------------------------
GROUP TOTAL                                          5,328
----------------------------------------------------------
AUTOMOTIVE (1.9%)
Hayes Lemmerz
  International, Inc.
   8.25%, 12/15/08        B            11,705        9,861
Tenneco, Inc.
  Series B
   11.625%, 10/15/09      B+            9,515        9,325
----------------------------------------------------------
GROUP TOTAL                                         19,186
----------------------------------------------------------
CABLE (10.5%)
Adelphia
  Communications
  Corp.
   7.75%, 1/15/09         B+            7,905        6,719
   9.375%, 11/15/09       B+            5,160        4,838
  Series B:
   8.375%, 2/1/08         B+           10,925        9,723
   9.875%, 3/1/07         B+            1,500        1,463
Cablevision S.A.
   13.75%, 5/1/09         BB            4,200        4,158
(+) Charter
  Communications
  Holdings
   10.25%, 1/15/10        B+            6,275        6,048
CSC Holdings, Inc.
   9.875%, 5/15/06        BB-           5,270        5,375
Echostar DBS Corp.
   9.375%, 2/1/09         B            12,700       12,319
Multicanal S.A.
   10.50%, 2/1/07         BB+           5,940        5,628
   13.125%, 4/15/09       BB+           1,655        1,748
# NTL, Inc.
  Series B
   0.00%, 4/1/08          B-      GBP  11,150       11,707
OnePoint
  Communications
  Corp.
   14.50%, 6/1/08         N/R     $     4,100        2,660

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
(CONT'D)              & POOR'S)         (000)       (000)!
----------------------------------------------------------
# RCN Corp.
   0.00%, 10/15/07        B-      $    14,900     $  9,536
  Series B
   0.00%, 2/15/08         B-            5,350        3,183
(+)# Telewest plc
   0.00%, 4/15/09         B+      GBP  12,860       11,993
United Pan-Europe
  Communications N.V.
   10.875%, 8/1/09        B       $    10,100        9,494
----------------------------------------------------------
GROUP TOTAL                                        106,592
----------------------------------------------------------
CHEMICALS (2.6%)
Huntsman ICI
   10.125%, 7/1/09        B+            5,650        5,452
   10.125%, 7/1/09        B+      EUR   4,850        4,817
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03        BB-     $     9,100        8,372
Lyondell Chemical Co.
   9.625%, 5/1/07         BB            7,850        7,458
(+) Oxymar
   7.50%, 2/15/16         BBB-          1,110          826
----------------------------------------------------------
GROUP TOTAL                                         26,925
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.0%)
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-7 A7
   9.50%, 6/25/05         B3              426          193
----------------------------------------------------------
COMMERCIAL MORTGAGES (0.5%)
(+)## DLJ Mortgage
  Acceptance Corp.
  Series 97-CF2 S IO
  CMO
   0.313%, 10/15/17       AAA         101,202        1,995
(+) Franchise
  Mortgage Acceptance
  Corp., Loan
  Receivables Trust,
  Series 96-B C IO
   7.929%, 11/1/18        N/R           3,937        1,378
+## GMAC Commercial
  Mortgage
  Securities, Inc.,
  Series 96-C1 X2 IO
   1.967%, 3/15/21        Aaa          13,155          808
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.578%, 2/25/28        N/R           9,874          506

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
  96-CFL X1A IO
   1.093%, 2/25/28        N/R     $     8,140    $      51
  96-CFL X2 IO
   1.221%, 2/25/28        N/R           2,678           52
----------------------------------------------------------
GROUP TOTAL                                          4,790
----------------------------------------------------------
COMMUNICATIONS-FIXED (18.5%)
(+) Bayan
  Telecommunications
  Holdings Corp.
   13.50%, 7/15/06        B-           11,200        9,464
Esprit Telecom Group plc
   11.00%, 6/15/08        B-      EUR   2,953        2,614
   11.50%, 12/15/07       B-            1,892        1,720
Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08        BB      $    11,500       11,097
(+) Globix Corp.
   12.50%, 2/1/10         N/R           7,000        6,440
(+)# GT Group Telecom
   0.00%, 2/1/10          CCC+         10,300        5,665
Hermes Europe Railtel
   10.375%, 1/15/09       B             2,200        1,986
   11.50%, 8/15/07        B             5,470        5,142
# Hyperion
  Telecommunications, Inc.
   0.00%, 4/15/03         B+            8,445        7,706
# Intermedia
  Communications, Inc.
  Series B
   0.00%, 7/15/07         B            18,965       14,793
(+) Maxcom
  Telecommunications
   13.75%, 4/1/07         N/R           7,750        7,924
Metromedia Fiber
  Network, Inc.
   10.00%, 12/15/09       B+            9,350        8,838
Netia Holdings S.A.
   13.50%, 6/15/09        B             7,500        7,484
NEXTLINK
  Communications
   # 0.00%, 4/15/08       B             8,090        4,854
   10.75%, 11/15/08       B             4,065        3,913
Primus
  Telecommunications
  Group, Inc.
   11.25%, 1/5/09         B-            7,750        7,140
  Series B
   9.875%, 5/15/08        B-            6,120        5,355
PSINet, Inc.
   11.00%, 8/1/09         B-            7,680        7,488
  Series B
   10.00%, 2/15/05        B-            4,465        4,242

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
(+) Rhythms
  NetConnections,
  Inc.
   14.00%, 2/15/10        CCC+    $     6,250     $  5,562
  Series B
   # 0.00%, 5/15/08       CCC+          9,950        4,876
RSL Communications
  plc
   # 0.00%, 3/1/08        B-            7,790        4,207
   # 0.00%, 3/15/08       B-      EUR   6,954        3,694
   # 0.00%, 6/15/08       B-      $     2,735        1,453
   9.125%, 3/1/08         B-            9,510        7,560
   9.875%, 11/15/09       B-            3,350        2,714
   12.00%, 11/1/08        B-            3,000        2,745
   12.25%, 11/15/06       B-              300          291
Tele1 Europe B.V.
   13.00%, 5/15/09        N/R     EUR   6,460        6,585
# Viatel, Inc.
   0.00%, 4/15/08         B-      $    12,490        7,244
# Wam!Net, Inc.
  Series B
   0.00%, 3/1/05          CCC+          8,000        4,480
(+)# Winstar
  Communications,
  Inc.
   0.00%, 4/15/10         B-           27,150       12,659
----------------------------------------------------------
GROUP TOTAL                                        187,935
----------------------------------------------------------
COMMUNICATIONS-MOBILE (8.7%)
(+) American Mobile Satellite
  Corp.
  Series B
   12.25%, 4/1/08         N/R           7,200        5,616
(+) Cellco Finance
  N.V.
   12.75%, 8/1/05         B-            4,680        4,914
Centennial Cellular Corp.
   10.75%, 12/15/08       B-           10,100       10,150
# CTI Holdings S.A.
   0.00%, 4/15/08         B            11,915        7,745
# Dolphin
  Telecommunications
   0.00%, 6/1/08          CCC+    EUR  12,750        4,862
   0.00%, 5/15/09         CCC+    $     4,980        1,917
Globalstar LP/Capital
   11.375%, 2/15/04       B             7,625        2,669
(+) Grupo Isusacell
  S.A. de C.V.
   14.25%, 12/1/06        B+            8,200        9,000
(+)x Iridium Capital
  Corp.,
  Series A
   13.00%, 7/15/05        D            10,475          210
# Nextel
  Communications,
  Inc.
   0.00%, 9/15/07         B            18,000       13,140
   0.00%, 2/15/08         B            11,295        7,681
# Occidente y Caribe
  Cellular
   0.00%, 3/15/04         B            10,980        6,917

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
(+) PTC International
  Finance
   11.25%, 12/1/09        B+       $    8,300     $  8,481
(+) Total Access
  Communication
  (Convertible) PCL
   2.00%, 5/31/06         BBB-          2,140        2,418
(+) Voicestream
  Wireless Corp.
   10.375%, 11/15/09      B-            2,885        2,885
----------------------------------------------------------
GROUP TOTAL                                         88,605
----------------------------------------------------------
ENERGY (2.5%)
# Husky Oil Ltd.
   8.90%, 8/15/28         BB+           5,210        4,911
(+) Oil Purchase Co.
   7.10%, 4/30/02         BBB-            899          863
Snyder Oil Corp.
   8.75%, 6/15/07         BB-           9,725        9,433
Vintage Petroleum,
  Inc.
   8.625%, 2/1/09         B+            5,830        5,480
   9.75%, 6/30/09         B+            4,480        4,491
----------------------------------------------------------
GROUP TOTAL                                         25,178
----------------------------------------------------------
FINANCE (0.9%)
GS Escrow Corp.
   7.125%, 8/1/05         BB+          10,460        9,282
----------------------------------------------------------
FOOD & BEVERAGE (1.1%)
Smithfield Foods,
  Inc.
   7.625%, 2/15/08        BB+          12,700       11,049
----------------------------------------------------------
GAMING (6.7%)
Harrahs Operating
  Co., Inc.
   7.875%, 12/15/05       BB+          12,800       11,808
Horseshoe Gaming
  Holdings
   8.625%, 5/15/09        B+           11,500       10,522
International Game
  Technology
   8.375%, 5/15/09        BB+          14,430       13,142
Park Place
  Entertainment Corp.
   7.875%, 12/15/05       BB+           8,400        7,728
   8.50%, 11/15/06        BBB-          4,900        4,753
Station Casinos, Inc.
   8.875%, 12/1/08        B+           10,110        9,402
   9.75%, 4/15/07         B+            7,195        7,087
   10.125%, 3/15/06       B+            3,400        3,417
----------------------------------------------------------
GROUP TOTAL                                         67,859
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
(CONT'D)              & POOR'S)         (000)       (000)!
----------------------------------------------------------
GENERAL INDUSTRY (1.2%)
Applied Power, Inc.
   8.75%, 4/1/09          B+      $     4,350      $ 4,448
Axia, Inc.
   10.75%, 7/15/08        B-            5,450        4,196
Sequa Corp.
   9.00%, 8/1/09          BB            4,055        3,751
----------------------------------------------------------
GROUP TOTAL                                         12,395
----------------------------------------------------------
HEALTH CARE (6.4%)
Columbia/HCA
  Healthcare Corp.
   6.91%, 6/15/05         BB+          10,000        9,095
   7.00%, 7/1/07          BB+           5,135        4,563
   7.15%, 3/30/04         BB+           5,400        5,015
   7.25%, 5/20/08         BB+           2,630        2,336
   7.58%, 9/15/25         BB+             750          615
   7.69%, 6/15/25         BB+          10,800        8,965
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08         B+           11,565       10,293
(+) Sirona Dental
  Systems
   9.125%, 7/15/08        B       EUR   3,878        2,914
Tenet Healthcare
  Corp.
   7.625%, 6/1/08         BB+     $       800          728
   8.625%, 1/15/07        BB-           7,000        6,615
  Series B
   8.125%, 12/1/08        BB-          14,700       13,377
----------------------------------------------------------
GROUP TOTAL                                         64,516
----------------------------------------------------------
HOTELS, LODGING & RESTAURANTS (3.2%)
Hilton Hotels Corp.
   7.95%, 4/15/07         BBB          12,000       11,101
HMH Properties
   7.875%, 8/1/08         BB            1,000          847
  Series A
   7.875%, 8/1/05         BB           15,490       13,709
Host Marriott Travel
  Plaza
   8.375%, 2/15/06        BB              355          320
   9.50%, 5/15/05         BB-           6,385        6,561
----------------------------------------------------------
GROUP TOTAL                                         32,538
----------------------------------------------------------
MEDIA & ENTERTAINMENT (4.9%)
Chancellor Media
  Corp.
   9.00%, 10/1/08         B             8,000        8,040
  Series B
   8.125%, 12/15/07       B            12,000       11,820
Outdoor Systems, Inc.
   8.875%, 6/15/07        BB+          10,195       10,335
Satelites Mexicanos S.A.
   10.125%, 11/1/04       B-            5,125        4,202

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07        B+           10,440       10,023
(+) XM Satellite
  Radio Holdings,
  Inc.
   14.00%, 3/15/10        N/R     $     5,225      $ 5,029
----------------------------------------------------------
GROUP TOTAL                                         49,449
----------------------------------------------------------
METALS (2.7%)
Algoma Steel, Inc.
   12.375%, 7/15/05       B             2,000        1,930
(+) EES Coke Battery
  Co., Inc.
   9.382%, 4/15/07        B+            2,500        2,368
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14         BB+           4,165        3,540
Murrin Murrin
  Holdings Ltd.
   9.375%, 8/31/07        BB-          10,925        9,614
National Steel Corp.
  Series D
   9.875%, 3/1/09         B+            8,975        8,795
(+)++x NSM Steel,
  Inc.
   12.25%, 2/1/08         D             5,105            5
Republic Technologies
  International LLC
   13.75%, 7/15/09        B             1,105          276
   13.75%, 7/15/09        B             4,750        1,188
----------------------------------------------------------
GROUP TOTAL                                         27,716
----------------------------------------------------------
PACKAGING & CONTAINERS (3.9%)
Impress Metal
  Packaging Holdings
   9.875%, 5/29/07        B       EUR   6,128        5,719
Indah Kiat Finance
  Mauritius
   10.00%, 7/1/07         CCC+    $     9,850        7,043
Norampac, Inc.
   9.50%, 2/1/08          BB            8,300        8,134
Pacifica Papers, Inc.
   10.00%, 3/15/09        B+            8,790        8,636
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07        CCC+         11,400        8,237
Tembec Industries,
  Inc.
   8.625%, 6/30/09        BB+           2,300        2,191
----------------------------------------------------------
GROUP TOTAL                                         39,960
----------------------------------------------------------
REAL ESTATE/BUILDING (2.4%)
American Standard
   7.125%, 6/1/06         BB-     EUR   3,045        2,886
D. R. Horton, Inc.
   8.00%, 2/1/09          BB      $    10,980        9,086
Nortek, Inc.,
  Series B
   8.875%, 8/1/08         B+           13,340       12,039
----------------------------------------------------------
GROUP TOTAL                                         24,011
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
RETAIL (5.0%)
DR Structured
  Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10         BB+     $     3,130     $  2,681
  94-K1 A1
   7.60%, 8/15/07         BB+           3,202        2,966
  94-K1 A2
   8.375%, 8/15/15        BB+           1,930        1,673
  94-K2 A2
   9.35%, 8/15/19         BB+           4,910        4,498
(+) Groupo Elecktra,
  S.A. de C.V.
   12.00%, 4/1/08         B+            5,230        5,086
HMV Media Group plc
   10.875%, 5/15/08       B       GBP   4,050        5,219
  Series B
   10.25%, 5/15/08        B       $     3,255        2,474
Kmart Financing
   7.75%, 6/15/16         B+              112        4,798
Kmart Funding Corp.
   8.80%, 7/1/10          BB+           7,240        6,791
Musicland Group, Inc.
   9.00%, 6/15/03         B-            4,520        3,932
  Series B
   9.875%, 3/15/08        B-           12,700       10,414
----------------------------------------------------------
GROUP TOTAL                                         50,532
----------------------------------------------------------
SERVICES (2.7%)
# Norcal Waste
  Systems, Inc.
   0.00%, 11/15/05        BB-           7,740        8,050
Waste Management, Inc
   6.875%, 5/15/09        BBB           3,725        3,135
   7.00%, 10/15/06        BBB          11,300        9,957
   7.125%, 10/1/07        BBB           3,200        2,794
   7.125%, 12/15/17       BBB           1,750        1,394
   7.65%, 3/15/11         BBB           2,860        2,491
----------------------------------------------------------
GROUP TOTAL                                         27,821
----------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (1.7%)
Republic of Brazil
   12.75%, 1/15/20        B+            7,500        7,438
Republic of Colombia
   9.75%, 4/23/09         BB+           5,000        4,443
Republic of
  Philipines
   10.625%, 3/16/25       BB+           4,960        4,940
----------------------------------------------------------
GROUP TOTAL                                         16,821
----------------------------------------------------------

                        RATINGS          FACE
                      (STANDARD        AMOUNT        VALUE
                      & POOR'S)         (000)       (000)!
----------------------------------------------------------
SUPERMARKET/DRUG (1.4%)
(+) CA FM Lease Trust
   8.50%, 7/15/17         BBB-    $     7,700     $  7,267
Stater Bros.
  Holdings, Inc.
   10.75%, 8/15/06        B             7,410        7,410
----------------------------------------------------------
GROUP TOTAL                                         14,677
----------------------------------------------------------
TECHNOLOGY (0.9%)
Entex Information
  Services, Inc.
   12.50%, 8/1/06         B-            1,490        1,490
(+) Hyundai
  Semiconductor
  America
   8.25%, 5/15/04         B             1,042          954
   8.625%, 5/15/07        B             7,050        6,339
----------------------------------------------------------
GROUP TOTAL                                          8,783
----------------------------------------------------------
TRANSPORTATION (1.2%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06        BB-           5,653        5,653
(+) Jet Equipment
  Trust,
  Series:
  94-C1
   11.79%, 6/15/13        BBB           3,450        3,999
  95-D
   11.44%, 11/1/14        BBB           2,350        2,700
----------------------------------------------------------
GROUP TOTAL                                         12,352
----------------------------------------------------------
UTILITIES (2.4%)
AES Corp.
   8.50%, 11/1/07         B+           10,225        8,921
CMS Energy Corp.
   7.50%, 1/15/09         BB           11,400       10,041
(+) Paiton Energy
  Funding
   9.34%, 2/15/14         CC            6,735        1,364
(+) PSEG Energy
  Holdings
   9.125%, 2/10/04        BBB-            555          555
(+) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14        BBB+          3,290        3,174
----------------------------------------------------------
GROUP TOTAL                                         24,055
----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES ($1,050,966)         958,548
----------------------------------------------------------
COMMON STOCK (0.2%)
----------------------------------------------------------
                                       SHARES
                                       ------
COMMUNICATIONS (0.2%)
Tele 1 Europe ADR
  (Cost $0)                           121,400        2,322
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

HIGH YIELD
PORTFOLIO (UNAUDITED)

                        RATINGS
                      (STANDARD                      VALUE
                      & POOR'S)        SHARES       (000)!
----------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.1%)
----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.1%)
*(+) Paxson
  Communications
  Corp. PIK,
  9.75% (Cost $1,130)     N/R          13,123     $  1,207
----------------------------------------------------------
PREFERRED STOCKS (2.9%)
----------------------------------------------------------
COMMUNICATIONS (2.3%)
* Concentric Network
  Corp., PIK,
  Series B
   13.50%                 CCC-         59,544        6,062
* Dobson
  Communications
  Corp.
   13.00%                 N/R          73,459        7,787
IXC Communications,
  Inc.,
  Series B PIK
   7.25%                  CCC+          7,308        7,747
* Nextel
  Communications,
  Inc.,
   13.00%                 CCC+          2,175        2,207
----------------------------------------------------------
GROUP TOTAL                                         23,803
----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.6%)
Paxson Communications
  Corp.,
   13.25%                 CCC+         56,941        5,779
----------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $25,625)               29,582
----------------------------------------------------------
WARRANTS (0.2%)
----------------------------------------------------------
COMMUNICATIONS (0.2%)
*(+) American Mobile
  Satellite Corp.
  expiring 4/1/08         N/R          62,850          364
*(+) Globalstar
  Telecommunications
  Ltd., expiring
  2/15/04                 N/R           5,250          184
*(+)@ Iridium World
  Communications
  Ltd., expiring
  7/15/05                 N/R           1,920           --
* Occidente y Caribe
  Cellular expiring
  3/15/04                 N/R          56,770          852

                        RATINGS
                      (STANDARD                      VALUE
                      & POOR'S)        SHARES       (000)!
----------------------------------------------------------
*(+) OnePoint
  Communications
  Corp. expiring
  6/1/08                  N/R          41,000     $      4
*(+) Wam!Net, Inc.
  expiring 3/1/05         N/R          18,975           21
----------------------------------------------------------
GROUP TOTAL                                          1,425
----------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
*(+) Paxson
  Communications
  Corp. expiring
  6/30/03                 N/R           3,616            1
----------------------------------------------------------
METALS (0.0%)
*(+) NSM Steel, Inc.
  expiring 2/1/08         N/R       3,231,942            3
(+)@ Republic Technologies
  International LLC expiring
  7/15/09                               5,855           --
----------------------------------------------------------
GROUP TOTAL                                              3
----------------------------------------------------------
TOTAL WARRANTS (Cost $3,751)                         1,429
----------------------------------------------------------
CASH EQUIVALENTS (1.2%)
----------------------------------------------------------
                                         FACE
                                       AMOUNT
                                        (000)
                                      -------
TREASURY BILL (0.0%)
!! U.S. Treasury Bill
  5.33%, 4/20/2000 (Cost $499)        $   500          499
----------------------------------------------------------
REPURCHASE AGREEMENT (1.2%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to
  be repurchased at $11,758,
  collateralized by various
  U.S. Government Obligations,
  due 4/3/00-11/15/02, valued
  at $11,870 (Cost $11,752)            11,752       11,752
----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $12,251)               12,251
----------------------------------------------------------
TOTAL INVESTMENTS (99.0%) (Cost $1,093,723)      1,005,339
----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                  VALUE
                                                  (000)!
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
Cash                                            $    1,456
Foreign Currency Held as Collateral on
  Futures Contracts (Cost $512)                        515
Interest Receivable                                 21,677
Receivable for Investments Sold                      8,110
Receivable for Fund Shares Sold                      2,340
Receivable for Daily Variation Margin on
  Future Contracts                                      85
Unrealized Gain for Variation Margin                     2
Unrealized Gain on Forward Foreign Currency
  Contracts                                          2,740
Other Assets                                            68
Payable for Investments Purchased                  (13,185)
Payable for Fund Shares Redeemed                   (12,756)
Payable for Investment Advisory Fees                (1,174)
Payable for Administrative Fees                        (69)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                          (52)
Payable for Shareholder Servicing
  Fees-Investment Class                                 (1)
Payable for Distribution Fees-Adviser Class             (4)
Other Liabilities                                      (36)
                                                ----------
                                                     9,716
----------------------------------------------------------
NET ASSETS (100%)                               $1,015,055
----------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 114,989,660 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                  $  987,193
----------------------------------------------------------
NET ASSET VALUE PER SHARE                       $     8.59
----------------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 957,602 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $    8,234
----------------------------------------------------------
NET ASSET VALUE PER SHARE                       $     8.60
----------------------------------------------------------

                                                  VALUE
                                                  (000)!
----------------------------------------------------------
ADVISER CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 2,287,923 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $   19,628
----------------------------------------------------------
NET ASSET VALUE PER SHARE                       $     8.58
----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                 $1,086,076
Undistributed Net Investment Income (Loss)          24,881
Undistributed Realized Net Gain (Loss)             (10,701)
Unrealized Appreciation (Depreciation) on:
  Investment Services                              (88,384)
  Foreign Currency Transactions                      2,671
  Futures                                              512
----------------------------------------------------------
NET ASSETS                                      $1,015,055
----------------------------------------------------------

!    See Note A1 to Financial Statements.
*    Non-income producing security
(+)  144A security. Certain conditions for public sale may
      exist.
!!   A portion of these securities was pledged to cover
      margin
+    Moody's Investors Service, Inc. rating. Security is
      not Rated by Standard & Poor's Corporation.
++   Security is fair valued by the Adviser.
x    Security is in default.
#    Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of March 31, 2000.
      Maturity date disclosed is the ultimate maturity.
##   Variable or floating rate security-rate disclosed is
      as of March 31, 2000.
@    Value is less than $500.
CMO  Collateralized Mortgage Obligation
EUR  Euro
GBP  British Pound
IO   Interest Only
N/R  Not rated by Moody's Investors Service, Inc. or
      Standard & Poor's Corporation.
PCL  Public Company Limited
PIK  Payment-In-Kind Security

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CASH RESERVES
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Cash Reserves Portfolio is a money market fund which invests in only the highest quality short-term investment securities. The fund looks to maximize current income while preserving capital and liquidity. The Portfolio purchases cash equivalents with maturities of up to 13 months using high-grade (A1/P1) commercial paper and other money market securities, such as repurchase agreements and U.S. Treasury Bills.
                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                                      LIPPER     SALOMON
                            MAS CASH RESERVES          MONEY     1-MONTH
                       ----------------------------   MARKET     TREASURY
                       INSTITUTIONAL#   INVESTMENT<   AVERAGE   BILL INDEX
                       ---------------------------------------------------
 SIX MONTHS                 2.74%          2.67%       2.50%       2.41%
 ONE YEAR                   5.23           5.13        4.70        4.70
 FIVE YEAR                  5.35           5.33        4.87        4.86
 SINCE INCEPTION            4.89           4.88        4.54        4.46
 7-DAY EFFECTIVE YIELD
                            5.85           5.85
 7-DAY YIELD                5.69           5.54

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The 7-day yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. You may obtain the Portfolio's current 7-day yield by calling 1-800-354-8185.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
8/16/99. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have be lower.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* The Cash Reserves Portfolio commenced operations on 8/29/90. Total returns are compared to the Lipper Money Market Average of money market funds and the Salomon 1-Month Treasury Bill Index. While the Portfolio may invest in the government securities represented by the Salomon 1-Month Treasury Bill Index, it also invests in non-government issues and securities with maturities greater than one month. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
COMMERCIAL PAPER (57.9%)

----------------------------------------------------
                                    FACE
                                   AMOUNT    VALUE
         MARCH 31, 2000             (000)    (000)!
----------------------------------------------------
BANKING (3.2%)
Bank of America Corp.
   5.92%, 4/12/00                  $ 3,000  $  2,995
First Union Corp.
   6.04%, 6/6/00                     1,000       989
----------------------------------------------------
GROUP TOTAL                                    3,984
----------------------------------------------------
COMPUTER HARDWARE (1.2%)
IBM Credit Corp.
   5.85%, 5/12/00                    1,500     1,490
----------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (4.8%)
Associates First Capital Corp.
   6.07%, 5/24/00                    2,000     1,982
General Electric Capital Corp.
   5.94%, 8/9/00                     1,500     1,468
   5.95%, 8/21/00                    1,500     1,465
   6.00%, 9/5/00                     1,000       974
----------------------------------------------------
GROUP TOTAL                                    5,889
----------------------------------------------------
DIVERSIFIED MANUFACTURING (1.2%)
Minnesota Mining & Manufacturing
  Corp.
   6.02%, 5/24/00                    1,500     1,487
----------------------------------------------------
FINANCE-AUTOMOTIVE (8.3%)
BMW U.S. Capital Corp.
   5.97%, 5/22/00                    1,500     1,487
   6.04%, 5/19/00                    1,796     1,782
Daimler-Chrysler N.A. Holdings,
  Inc.
   5.83%, 4/7/00                     2,000     1,998
   5.85%, 5/19/00                    1,500     1,488
Ford Motor Credit Co.
   5.94%, 5/18/00                    2,000     1,984
   6.04%, 5/24/00                    1,500     1,487
----------------------------------------------------
GROUP TOTAL                                   10,226
----------------------------------------------------
FINANCE-CONSUMER (4.0%)
New Center Asset Trust Corp.
   5.90%, 6/7/00                     2,000     1,978
   6.08%, 6/19/00                    1,500     1,480
Norwest Financial Corp.
   6.00%, 6/1/00                     1,500     1,482
----------------------------------------------------
GROUP TOTAL                                    4,940
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                    FACE
                                   AMOUNT    VALUE
(CONT'D)                            (000)    (000)!
----------------------------------------------------
FINANCE-CORPORATE (2.8%)
Ciesco LP Corp.
   5.83%, 4/25/00                  $ 2,000  $  1,992
CIT Group Holdings, Inc.
   6.00%, 7/10/00                    1,500     1,475
----------------------------------------------------
GROUP TOTAL                                    3,467
----------------------------------------------------
INSURANCE (1.6%)
American General Corp.
   5.84%, 4/3/00                     2,000     1,999
----------------------------------------------------
INTEGRATED OIL COMPANIES (2.8%)
Chevron Corp.
   5.82%, 4/14/00                    3,500     3,493
----------------------------------------------------
INTERNATIONAL BANKS (14.0%)
ABN-Amro N.A. Finance
   6.12%, 6/30/00                    2,500     2,462
Commerzbank U.S. Finance, Inc.
   6.08%, 6/29/00                    1,500     1,477
Cregem North America, Inc.
   5.86%, 5/10/00                    3,000     2,981
Deutsche Bank
   5.91%, 5/23/00                    2,000     1,983
   5.95%, 6/22/00                    2,000     1,973
KFW International Finance Corp.
   5.85%, 5/4/00                     2,500     2,487
UBS Finance, Inc.
   5.84%, 5/3/00                     3,000     2,984
   5.99%, 10/2/00                    1,000       969
----------------------------------------------------
GROUP TOTAL                                   17,316
----------------------------------------------------
MAJOR CHEMICALS (2.8%)
E.I. Dupont De Nemours
   5.83%, 4/20/00                    1,500     1,495
   6.02%, 5/25/00                    2,000     1,982
----------------------------------------------------
GROUP TOTAL                                    3,477
----------------------------------------------------
MAJOR PHARMACEUTICALS (2.4%)
Abbott Labs, Inc.
   5.95%, 4/7/00                     1,050     1,049
Schering Corp.
   5.95%, 6/27/00                    2,000     1,971
----------------------------------------------------
GROUP TOTAL                                    3,020
----------------------------------------------------
MAJOR U.S. TELECOMMUNICATIONS (1.6%)
AT&T Corp.
   5.84%, 5/8/00                     2,000     1,988
----------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (1.6%)
Lucent Technologies, Inc.
   5.93%, 4/17/00                    2,000     1,995
----------------------------------------------------

                                    FACE
                                   AMOUNT    VALUE
                                    (000)    (000)!
----------------------------------------------------
UTILITIES (5.6%)
Duke Energy Corp.
   6.23%, 4/3/00                   $ 4,000  $  3,999
National Rural Utilities
  Cooperative Finance Corp.
   5.78%, 4/4/00                     3,000     2,999
----------------------------------------------------
GROUP TOTAL                                    6,998
----------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $71,769)         71,769
----------------------------------------------------
CERTIFICATES OF DEPOSIT (7.7%)
----------------------------------------------------
MAJOR BANKS (7.7%)
Bank of America Corp.
   6.00%, 5/30/00                    1,000     1,000
First Union National Bank
   5.91%, 4/18/00                    1,000     1,000
   6.00%, 5/26/00                    2,000     2,000
Harris Trust & Savings Bank
   5.85%, 4/5/00                     2,000     2,000
Sun Trust Bank, Inc.
   5.98%, 5/17/00                    2,000     2,000
U.S. Bank of North America
   5.94%, 5/1/00                     1,500     1,500
----------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (Cost
  $9,500)                                      9,500
----------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES (5.6%)
Federal Home Loan Mortgage Corporation
   5.01%, 4/28/00                    4,000     4,000
   5.93%, 6/8/00                     2,000     1,978
   6.10%, 3/1/01                     1,000       944
----------------------------------------------------
GROUP TOTAL (Cost $6,922)                      6,922
----------------------------------------------------
U.S. TREASURY SECURITY (4.0%)
U.S. Treasury Bond
   5.33%, 4/20/00 (Cost $4,984)      5,000     4,984
----------------------------------------------------
DISCOUNT NOTES (14.3%)
Federal Home Loan Bank
   6.02%, 6/2/00                     1,500     1,484
Federal Home Loan Mortgage
  Corporation
   5.74%, 4/27/00                    4,000     3,983
   5.80%, 4/25/00                    5,000     4,980
Federal National Mortgage Association
   5.63%, 11/20/00                   1,000       963
   5.84%, 7/6/00                     1,000       984
   5.86%, 4/11/00                    5,400     5,391
----------------------------------------------------
TOTAL DISCOUNT NOTES (Cost $17,785)           17,785
----------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

\STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CASH RESERVES
PORTFOLIO (UNAUDITED)

                                    FACE
                                   AMOUNT    VALUE
(CONT'D)                            (000)    (000)!
----------------------------------------------------
REPURCHASE AGREEMENT (10.6%)
Chase Securities, Inc. 6.05%,
  dated
  3/31/00, due 4/3/00, to be
  repurchased at $13,181,
  collateralized by a U.S.
  Treasury
  Bond 6.50%, due 11/15/26,
  valued at $13,490 (Cost
  $13,174)                         $13,174  $ 13,174
----------------------------------------------------
TOTAL INVESTMENTS (100.1%) (Cost $124,134)   124,134
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
Interest Receivable                              167
Receivable for Fund Shares Sold                1,059
Other Assets                                      12
Payable to Custodian                              (1)
Payable for Fund Shares Redeemed              (1,287)
Dividend Payable                                 (23)
Payable for Investment Advisory Fees             (58)
Payable for Administrative Fees                   (7)
Payable for Trustees' Deferred
  Compensation Plan-Note F                        (1)
Other Liabilities                                 (8)
                                            --------
                                                (147)
----------------------------------------------------
NET ASSETS (100%)                           $123,987
----------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 122,974,122 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $122,987
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $   1.00
----------------------------------------------------
ADVISER CLASS
----------------------------------------------------
NET ASSETS
Applicable to 999,997 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $  1,000
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $   1.00
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $123,975
Undistributed Realized Net Gain (Loss)            12
----------------------------------------------------
NET ASSETS                                  $123,987
----------------------------------------------------

!    See Note A1 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME II
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Fixed Income II Portfolio invests in all sectors of the investment-grade fixed-income market. Miller Anderson & Sherrerd employs a disciplined, research-driven approach toward identifying value in the fixed-income markets, and will alter the Portfolio's sensitivity to changes in corporate and mortgage yield spreads, the level of interest rates, the shape of the yield curve, and non-dollar opportunities in reaction to its perception of relative value in each of these areas.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                           MAS FIXED     SALOMON
                           INCOME II   BROAD INDEX
                           -----------------------
SIX MONTHS                   1.34%         2.02%
ONE YEAR                     0.04          1.81
FIVE YEARS                   6.93          7.14
SINCE INCEPTION              8.44          8.02

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

On May 12, 1997, shareholders approved a change in the Portfolio's investment policies to allow the Portfolio to invest in fixed-income securities of domestic issuers rated BBB or higher at the time of purchase. The Portfolio's performance pattern may have been affected by this change.

* The Fixed Income II Portfolio commenced operations on 8/31/90. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (123.9%)

------------------------------------------------------
                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
MARCH 31, 2000            & POOR'S)    (000)    (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (53.5%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   8.25%, 10/1/06              Agy    $   43  $     43
   10.00%,
     9/1/17-11/1/20            Agy       520       552
   10.25%, 7/1/09              Agy       125       133
   11.00%, 1/1/16              Agy       158       169
   11.25%,
     9/1/10-12/1/14            Agy       186       199
  Gold Pools:
   10.00%,
     10/1/19-1/1/21            Agy       859       917
   10.50%, 3/1/16              Agy       478       517
  April TBA
   6.00%, 4/1/30               Agy    42,650    38,838
Federal National
  Mortgage Association,
  Conventional Pools:
   9.00%, 2/1/17               Agy       712       737
   9.50%, 5/1/28               Agy     1,638     1,730
   10.00%, 3/1/20-5/1/22       Agy     1,446     1,541
   10.50%,
     11/1/17-2/1/28            Agy       551       596
   10.75%, 8/1/13              Agy        22        24
   11.00%, 4/1/21              Agy     1,470     1,611
   11.25%, 8/1/13              Agy       108       118
   11.50%, 1/1/17-9/1/25       Agy       368       408
  April TBA
   6.00%, 4/1/29               Agy    33,674    30,601
   6.00%, 4/1/30               Agy    39,050    35,535
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.125%,
     10/20/27-12/20/27         Tsy     4,678     4,708
   6.375%,
     2/20/25-6/20/25           Tsy     2,869     2,891
   6.50%, 1/20/28              Tsy       550       554
   6.875%,
     4/20/25-6/20/25           Tsy     2,267     2,278
   7.00%,
     2/20/25-11/20/25          Tsy     4,456     4,489
   7.125%, 7/20/25             Tsy       302       304
  Various Pools:
   9.00%, 11/15/17             Tsy     1,919     2,003
   9.50%,
     12/15/17-9/15/28          Tsy     7,020     7,433
   10.00%,
     11/15/09-2/15/25          Tsy     9,800    10,471
   10.50%,
     12/15/00-5/15/19          Tsy        69        75
   11.00%,
     2/15/10-2/15/19           Tsy       690       757
   11.50%, 1/20/18             Tsy         7         7
  April TBA
   7.00%, 4/1/30               Tsy    35,450    34,337
------------------------------------------------------
GROUP TOTAL                                    184,576
------------------------------------------------------
ASSET BACKED CORPORATES (18.6%)
(+) Aegis Auto
  Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02              N/R        15        15

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME II
PORTFOLIO (UNAUDITED)

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
(CONT'D)                  & POOR'S)    (000)    (000)!
------------------------------------------------------
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03             AAA    $1,260  $  1,254
  97-D A3
   6.20%, 5/15/03              AAA       946       941
  98-A A3
   5.90%, 11/15/02             AAA     1,006     1,002
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12              AAA       917       906
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10             AAA       551       548
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01             AAA     1,771     1,766
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19              AAA     1,366     1,350
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04              AAA       380       377
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   6.014%, 5/15/02             AAA     2,750     2,750
Contimortgage Home
  Equity Loan Trust,
  Series 99-1 A1
   6.01%, 12/25/13             AAA     1,101     1,092
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02             AAA       177       177
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05              AAA       204       203
Daimler Benz Vehicle
  Trust,
  Series 98-A A2
   5.23%, 12/20/01             AAA       507       506
EQCC Home Equity Loan
  Trust,
  Series:
  98-2 A1F
   6.235%, 4/15/08             AAA       131       131
  99-3 A1F
   6.548%, 4/25/10             AAA     2,327     2,307
(+) First Merchants Auto
  Receivables Corp.,
  Series 97-2 A1
   6.85%, 11/15/02             AAA        89        89

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03              AAA    $  822  $    818
  98-A A
   5.97%, 4/15/04              AAA       755       747
First Security Auto
  Owner Trust,
  Series 99-2 A2
   5.492%, 4/15/02             AAA     1,332     1,330
## First USA Credit Card
  Master Trust,
  Series 97-10 A
   5.97%, 9/17/03              AAA     1,925     1,925
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01              AAA       115       115
  98-A A3
   5.65%, 10/15/01             AAA     1,391     1,388
  99-C A3
   5.77%, 11/15/01             AAA     3,957     3,939
  99-D A3
   6.20%, 4/15/02              AAA     3,582     3,566
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02              AAA       574       573
+ Green Tree Financial
  Corp.,
  Series 98-1 A2
   5.85%, 4/1/11               Aaa       730       727
Green Tree Home Equity
  Loan Trust,
  Series:
  99-A A1
   5.59%, 2/15/13              AAA       825       823
  99-C A1
   5.99%, 7/15/30              AAA     1,915     1,906
+ Green Tree Home
  Improvement Loan
  Trust,
  Series 98-E HIA1
   5.907%, 8/15/07             Aaa       546       544
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09             AAA     1,295     1,279
(+) Health Care
  Receivables
  Securitization
  Program,
  Series 97-1 A
   6.815%, 7/1/01              N/R       400       400
+ HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16             Aaa     1,513     1,506
Honda Auto Lease Trust,
  Series 99-A A2
   5.875%, 10/15/01            AAA     2,238     2,234

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03              AAA    $  263  $    261
  97-B A
   5.95%, 5/15/03              AAA     1,014     1,007
Honda Auto Receivables
  Owner Trust,
  Series 99-1 A2
   5.186%, 6/15/01             AAA       862       860
IMC Home Equity Loan
  Trust,
  Series 98-1 A2
   6.31%, 12/20/12             AAA       631       629
## IndyMac Home Equity
  Loan,
  Series 98-A AF1
   5.724%, 9/25/20             AAA       661       660
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series:
  97-2 A
   6.69%, 9/25/04              AAA       210       208
  98-1 A
   6.19%, 1/25/04              AAA       231       227
MMCA Automobile Trust,
  Series 99-2 A1
   6.30%, 6/15/02              AAA     2,266     2,266
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03             N/R     1,125     1,113
Navistar Financial Corp.
  Owner Trust,
  Series 99-A A2
   5.55%, 2/15/02              AAA     1,896     1,887
(+) New Holland
  Equipment Receivables
  Trust,
  Series 99-A A2
   6.39%, 10/15/02             AAA     2,000     1,982
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03              AAA       294       292
+## Oakwood Mortgage
  Investors, Inc.,
  Series 99-B A1
   6.124%, 5/15/09             Aaa     1,229     1,227
Option One Mortgage Loan
  Trust,
  Series 99-2 A1
   5.88%, 5/25/29              AAA     1,463     1,443

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Premier Auto Trust,
  Series:
  99-2 A2
   5.28%, 11/8/01              AAA    $2,115  $  2,106
  99-3 A2
   5.82%, 2/8/02               AAA     3,310     3,298
(+) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05              AA      1,350     1,308
(+) Team Fleet Financing
  Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02             A-        475       468
  97-1 A
   7.35%, 5/15/03              A-      1,300     1,291
UCFC Home Equity Loan,
  Series:
  97-D A2
   6.475%, 6/15/12             AAA       128       128
  ## 98-C A1
   6.005%, 12/15/12            AAA       567       567
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03               AAA       611       606
USAA Auto Loan Grantor
  Trust,
  Series 97-1 A
   6.00%, 5/15/04              AAA       869       864
WFS Financial Owner
  Trust,
  Series 97-C A3
   6.10%, 3/20/02              AAA       112       112
World Omni Automobile
  Lease Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/25/03             AAA       174       174
------------------------------------------------------
GROUP TOTAL                                     64,218
------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26             N/R     7,158       105
  (+) 96-3 A YMA
   10/25/26                    N/R     8,504        14

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME II
PORTFOLIO (UNAUDITED)

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
(CONT'D)                  & POOR'S)    (000)    (000)!
------------------------------------------------------
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28              AAA    $4,060  $     61
  (+) 96-4 A11 YMA
   1/15/28                     AAA     4,060         6
  96-4 A12 IO
   1.05%, 1/15/28              AAA       744         8
  (+) 96-4 A12 YMA
   1/15/28                     AAA       744         1
  97-1 A10 IO
   1.10%, 3/15/28              AAA     4,962        79
  97-1 A10 YMA
   3/15/28                     N/R     4,962         8
------------------------------------------------------
GROUP TOTAL                                        282
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (2.9%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  47-F PAC-1 (12)
   10.00%, 6/15/20             Agy       194       202
  63-SA Inv Fl IO
   1.50%, 6/17/27              Agy     9,007       336
  ## 1710-D IO
   6.513%, 6/15/20             Agy       750       750
  1887-SC Inv Fl IO
   6.606%, 3/15/24             Agy     2,550       571
  1983-IB IO
   8.00%, 8/15/27              Agy     5,131     1,483
Federal National
  Mortgage Association,
  Series:
  ## 92-43 FC REMIC
   6.725%, 10/25/21            Agy       503       505
  96-14 PC PO
   12/25/23                    Agy        62        36
  ## 97-70 FA REMIC
  PAC (11)
   5.388%, 7/18/20             Agy       288       288
  ## 98-22 FA REMIC
  PAC (11)
   6.471%, 4/18/28             Agy     1,140     1,133
  99-42 SA Inv Fl IO
   2.075%, 10/25/28            Agy     9,590       369
  186 IO
   8.00%, 8/1/27               Agy     1,286       377
  191 IO
   8.00%, 1/1/28               Agy     3,242       947
  281 2 IO
   9.00%, 11/1/26              Agy     1,299       356
  291 2 IO
   8.00%, 11/1/27              Agy     2,359       685
  296 2 IO
   8.00%, 4/1/24               Agy     2,605       750

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Government National
  Mortgage Association,
  Series:
  99-30 SA Inv Fl IO
   2.583%, 8/16/29             Tsy    $9,275  $    542
  99-32 SB Inv Fl IO
  REMIC
   2.75%, 7/16/27              Tsy     6,479       241
  99-43 UD Inv Fl IO
   2.22%, 11/16/29             Tsy     7,223       282
------------------------------------------------------
GROUP TOTAL                                      9,853
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS
  NON-AGENCY COLLATERAL SERIES (0.6%)
+## BA Mortgage
  Securities, Inc.,
  Series 97-1 A2
   6.625%, 7/25/26             Aaa       501       501
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03              AAA       683       699
## Morserv, Inc.,
  Series 96-2 1A1
   6.729%, 11/25/26            AAA       790       788
------------------------------------------------------
GROUP TOTAL                                      1,988
------------------------------------------------------
COMMERCIAL MORTGAGES (4.2%)
American Southwest
  Financial Securities
  Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09              N/R       784       760
  ## 93-2 S1 IO
   1.091%, 1/18/09             N/R     9,534       256
Asset Securitization
  Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26             AAA       825       797
  +## 97-D5 PS1 IO
   0.972%, 2/14/41             Aaa     5,928       497
(+) Beverly Finance
  Corp.,
  Series 94-1
   8.36%, 7/15/04              AA-       675       683
(+) Carousel Center
  Finance, Inc.,
  Series 1 B
   7.188%, 10/15/07            A       1,400     1,375
Chase Commercial
  Mortgage Securities
  Corp.,
  Series 99-2 A2
   7.198%, 11/15/09            AAA     2,275     2,218
(+) Creekwood Capital
  Corp.,
  Series 95-1A
   8.47%, 3/16/15              AA        696       714

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
(+) Crystal Run
  Properties, Inc.,
  Series A
   7.393%, 8/15/11             AA     $1,100  $  1,065
+ First Union-Chase
  Commercial Mortgage,
  Series 99-C2 A2
   6.645%, 4/15/09             Aaa     1,750     1,641
## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  + 96-C1 X2 IO
   1.967%, 3/15/21             Aaa     3,209       197
  + 97-C2 X IO
   1.273%, 4/15/27             Aaa    10,314       560
  98-C2 A2
   6.42%, 8/15/08              AAA     2,300     2,138
+## GS Mortgage
  Securities Corp. II,
  Series 97-GL X2 IO
   1.037%, 7/13/30             Aaa     2,628        95
## Nomura Asset
  Securities Corp.,
  Series 94-MD1 A2
   7.676%, 3/15/18             N/R       750       750
(+) Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03             AA        794       774
------------------------------------------------------
GROUP TOTAL                                     14,520
------------------------------------------------------
ENERGY (1.0%)
Conoco, Inc.
   6.95%, 4/15/29              A-      2,020     1,856
El Paso Energy Corp.
   6.75%, 5/15/09              BBB       755       702
Tennessee Gas Pipeline
  Co.
   7.00%, 10/15/28             BBB+    1,155     1,018
------------------------------------------------------
GROUP TOTAL                                      3,576
------------------------------------------------------
FEDERAL AGENCY (5.9%)
Federal National
  Mortgage Association
   6.25%, 5/15/29              Agy    12,060    10,873
   7.25%, 1/15/10              Agy     9,550     9,614
------------------------------------------------------
GROUP TOTAL                                     20,487
------------------------------------------------------
FINANCE (13.8%)
American General Corp.
   7.50%, 7/15/25              AA-       545       522
American General Finance
   6.75%, 11/15/04             A+        685       666
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27               BBB+      895       842

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Associates Corp. of
  North America
   6.00%, 7/15/05              A+     $1,420  $  1,324
Bank of Boston
   6.625%, 2/1/04              A-        450       437
Bank One Corp.
   6.00%, 2/17/09              A-      1,360     1,211
BankAmerica Capital
  Corp.
   5.875%, 2/15/09             A+        500       446
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26              A       1,470     1,367
Chase Manhattan Corp.
   6.00%, 2/15/09              A       1,100       990
   7.00%, 11/15/09             A         245       236
CIT Group, Inc.
   5.91%, 11/23/05             A+      1,845     1,710
(+) Citicorp,
  Series F
   6.375%, 11/15/08            A+      1,890     1,748
EOP Operating LP
   7.25%, 6/15/28              BBB       870       740
   7.50%, 4/19/29              BBB+      865       758
Equitable Companies,
  Inc.
   6.50%, 4/1/08               A+        975       907
(+) Equitable Life
  Assurance Society of
  the U.S.,
  Series 1A
   6.95%, 12/1/05              A+      1,200     1,158
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28              A+      1,045       898
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24              A+        975       997
(+) Fifty-Seventh Street
  Associates
   7.125%, 6/1/17              A       1,139       976
(+) First Hawaiian Bank,
  Series A
   6.93%, 12/1/03              A-      1,650     1,595
(+) Florida Property &
  Casualty
   7.375%, 7/1/03              A-        900       884
Ford Motor Credit Co
   7.375%, 10/28/09            A+        115       113
General Electric Capital
  Corp.
   7.375%, 1/19/10             AAA     1,600     1,618
General Motors
  Acceptance Corp.,
   7.75%, 1/19/10              A       1,585     1,592
(+) Goldman Sachs Group
  LP
   6.50%, 2/25/09              A+        720       659
Hartford Life Corp.
   7.65%, 6/15/27              A       1,050     1,013
Household Finance Corp.
   6.375%, 8/1/10              A      $2,605  $  2,340

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME II
PORTFOLIO (UNAUDITED)

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
(CONT'D)                  & POOR'S)    (000)    (000)!
------------------------------------------------------
(+) John Hancock
  Financial Services,
  Inc.
   7.375%, 2/15/24             AA-    $1,880  $  1,771
Merck & Co., Inc.
   5.95%, 12/1/28              AAA       625       528
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23              A+        875       780
   7.80%, 11/1/25              A+        875       854
Nationsbank Corp.
   6.80%, 3/15/28              A         455       397
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24              A+      1,245     1,093
(+) New York Life
  Insurance Co.
   7.50%, 12/15/23             AA-       750       683
Northern Trust Co.
   6.625%, 10/1/03             AA-     1,820     1,781
Norwest Financial, Inc.
   5.625%, 2/3/09              A+      2,110     1,848
PNC Funding Corp.
   7.50%, 11/1/09              BBB+      560       551
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26             BBB+    1,425     1,312
(+) Prime Property
  Funding II, Inc.
   6.80%, 8/15/02              A         275       268
   7.00%, 8/15/04              A       1,380     1,328
(+) Prudential Insurance
  Co.
   8.30%, 7/1/25               A-      1,985     2,055
Washington Mutual
  Capital I, Inc.
   8.375%, 6/1/27              BBB-      990       935
Washington Mutual, Inc.
   8.25%, 4/1/10               BB        365       366
  Series A
   8.206%, 2/1/27              BBB-      415       387
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13               AA-     2,564     2,391
  96 WFP-D
   6.95%, 9/1/13               AA-       450       417
------------------------------------------------------
GROUP TOTAL                                     47,492
------------------------------------------------------
INDUSTRIALS (14.4%)
Albertson's, Inc.
   7.45%, 8/1/29               A       1,285     1,230
Atlas Air, Inc.,
  Series A
   7.38%, 1/2/18               AA-     1,735     1,616
Becton, Dickinson & Co.
   6.70%, 8/1/28               A+        660       583
   7.00%, 8/1/27               A+        390       358

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
DaimlerChrysler NA
  Holdings
   7.20%, 9/1/09               A+     $1,830  $  1,791
Dayton Hudson Corp.
   6.75%, 1/1/28               A-      1,410     1,254
Delphi Automotive
  Systems Corp.
   7.125%, 5/1/29              BBB     1,815     1,582
Federated Department
  Stores, Inc.
   6.90%, 4/1/29               BBB+    1,275     1,109
   7.00%, 2/15/28              BBB+      170       150
(+) Florida Windstorm
   7.125%, 2/25/19             AAA     1,720     1,611
Ford Motor Co.
   6.625%, 10/1/28             A+      2,535     2,225
Hertz Corp.
   7.625%, 8/15/07             A-      1,465     1,467
Home Depot, Inc.
   6.50%, 9/15/04              AA-     1,930     1,884
Honeywell International,
  Inc.
   7.50%, 3/1/10               A       1,230     1,248
Kroger Co.
   7.70%, 6/1/29               BBB-    1,400     1,320
   8.05%, 2/1/10               BBB-      370       372
Lockheed Martin Corp.
   8.20%, 12/1/09              BBB-    1,045     1,046
Lowe's Companies, Inc.
   6.50%, 3/15/29              A         665       564
   6.875%, 2/15/28             A       1,340     1,194
Lucent Technologies,
  Inc.
   6.45%, 3/15/29              A       1,840     1,638
May Department Stores
  Co.
   6.70%, 9/15/28              A+      1,795     1,580
Monsanto Co.
   6.60%, 12/1/28              A       2,050     1,797
Neiman Marcus Group,
  Inc.
   6.65%, 6/1/08               BBB     1,465     1,329
News America Holdings,
  Inc.
   7.75%, 1/20/24              BBB-      550       515
   7.75%, 2/1/24               BBB-      565       529
   8.875%, 4/26/23             BBB-      780       823
Norfolk Southern Corp.
   6.20%, 4/15/09              BBB+    1,385     1,245
Proctor & Gamble Co.
   6.60%, 12/15/04             AA      3,220     3,140
   6.875%, 9/15/09             AA        880       859
(+) Raytheon Co.
   8.20%, 3/1/06               BBB-    1,035     1,049
Rockwell International
  Corp.
   6.70%, 1/15/28              A+      1,150     1,013
Scotia Pacific Co. LLC
   7.71%, 1/20/14              BBB     1,940     1,455
Sun Microsystems, Inc.
   7.65%, 8/15/09              BBB+      725       728

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Times Mirror Co.
   7.45%, 10/15/09             A      $  815  $    805
U.S. Airways Corp., Pass
  Through Certificates
   8.11%, 2/20/17              AAA       655       661
  Series 98-1
   6.85%, 1/30/18              A+      2,044     1,786
Union Pacific Co.
   6.625%, 2/1/29              BBB-    1,265     1,061
United Technologies
  Corp.
   6.70%, 8/1/28               A+      2,145     1,928
Wal-Mart Stores, Inc.
   6.875%, 8/10/09             AA      3,365     3,280
------------------------------------------------------
GROUP TOTAL                                     49,825
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.3%)
Bank of America,
  Series A
   8.375%, 5/1/07              AAA        55        55
California Federal
  Savings & Loan,
  Series 86-1A
   8.80%, 1/1/14               AA         36        36
sec. First Federal
  Savings & Loan
  Association,
  Series 92-C
   8.75%, 6/1/06
   (acquired 12/5/90,
   cost $124)                  AA        141       141
## Resolution Trust
  Corp.,
  Series 92-5C CMO
   8.613%, 1/25/26             AA        202       200
Ryland Acceptance Corp.
  IV,
  Series 79-A
   6.65%, 7/1/11               AA        495       486
------------------------------------------------------
GROUP TOTAL                                        918
------------------------------------------------------
TELEPHONES (2.3%)
!! AT&T Corp.
   6.50%, 3/15/29              AA-     2,025     1,761
BellSouth
  Telecommunications,
  Inc.
   6.375%, 6/1/28              AAA     1,275     1,096
Comcast Cable
  Communications
   8.375%, 5/1/07              BBB       955       980
GTE Corp.
   6.94%, 4/15/28              A       2,350     2,134
MCI Communications Corp.
   6.95%, 8/15/06              A-        470       459
MCI WorldCom, Inc.
   6.95%, 8/15/28              A-      1,740     1,603
------------------------------------------------------
GROUP TOTAL                                      8,033
------------------------------------------------------

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
TRANSPORTATION (1.9%)
Burlington Northern
  Santa Fe Corp.
   6.70%, 8/1/28               BBB+   $1,600  $  1,382
   6.875%, 12/1/27             BBB+      360       319
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17             AA+     1,900     1,758
  99-1 A
   6.545%, 8/2/20              AA+       399       364
(+) Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12             A+      1,400     1,557
United Parcel Service
   8.375%, 4/1/20              AAA     1,230     1,358
------------------------------------------------------
GROUP TOTAL                                      6,738
------------------------------------------------------
UTILITIES (0.7%)
CMS Panhandle Holdings
  Co.
   7.00%, 7/15/29              BBB-    1,675     1,475
(+) Southern Energy,
  Inc.
   7.90%, 7/15/09              BBB       940       911
------------------------------------------------------
GROUP TOTAL                                      2,386
------------------------------------------------------
YANKEE (3.7%)
Abbey National plc
   7.95%, 10/26/29             AA-     1,865     1,865
Ahold Finance USA, Inc.
   6.875%, 5/1/29              A-      1,050       907
(+) AT&T Canada, Inc.
   7.625%, 3/15/05             BBB     1,655     1,661
(+) Express Pipeline LP,
  Series A
   6.47%, 12/31/13             A-      1,910     1,737
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17               A         905       853
(+) Oil Enterprises Ltd.
   6.239%, 6/30/08             AAA     1,443     1,377
(+) Oil Purchase Co.
   7.10%, 4/30/02              BBB-      667       640
(+) Paiton Energy
  Funding BV
   9.34%, 2/15/14              CC        800       162
(+) Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14             BBB+    1,070     1,032

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

FIXED INCOME II
PORTFOLIO (UNAUDITED)

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
(CONT'D)                  & POOR'S)    (000)    (000)!
------------------------------------------------------
Republic of Italy
   7.25%, 2/7/05               AA     $  855  $    858
(+) Vodafone AirTouch
  plc
   7.75%, 2/15/10              A         550       557
   7.875%, 2/15/30             A       1,100     1,117
------------------------------------------------------
GROUP TOTAL                                     12,766
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $440,870)                                    427,658
------------------------------------------------------
PREFERRED STOCK (1.0%)
------------------------------------------------------
                                      SHARES
                                      ------
MORTGAGE-OTHER (1.0%)
(+)+ Home Ownership Funding
  Corp.,
  13.331% (Cost $3,434)         Aaa    4,350     3,412
------------------------------------------------------
CASH EQUIVALENT (5.8%)
------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
                                      ------
REPURCHASE AGREEMENT (5.8%)
Chase Securities, Inc. 6.05%, dated
  3/31/00, due 4/3/00, to be
  repurchased at $20,190,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at
  $20,382
  (Cost $20,180)                      $20,180   20,180
------------------------------------------------------
TOTAL INVESTMENTS (130.7%) (Cost $464,484)     451,250
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-30.7%)
Dividends Receivable                               145
Interest Receivable                              4,097
Receivable for Investments Sold                    209
Receivable for Forward Commitments              16,636
Investments Held as Collateral for Loaned
  Securities                                    13,253
Other Assets                                        31
Payable to Custodian                                (5)
Payable for Investments Purchased                 (932)
Payable for Forward Commitments               (124,745)
Payable for Investment Advisory Fees              (324)
Payable for Administrative Fees                    (23)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (25)
Payable for Daily Variation Margin on
  Futures Contracts                               (301)
Unrealized Loss on Swap Agreements                (562)
Collateral on Securities Loaned, at Value      (13,253)
Other Liabilities                                 (253)
                                              --------
                                              (106,052)
------------------------------------------------------
NET ASSETS (100%)                             $345,198
------------------------------------------------------

                                               VALUE
                                               (000)!
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 32,818,520 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $345,198
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  10.52
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $368,605
Undistributed Net Investment Income (Loss)       6,401
Undistributed Realized Net Gain (Loss)         (14,667)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                        (13,234)
  Futures and Swaps                             (1,907)
------------------------------------------------------
NET ASSETS                                    $345,198
------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 2000 was
        $141,000 or 0.0% of net assets.
!      See Note A1 to Financial Statements.
(+)    144A Security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating.
##     Variable or floating rate security-rate disclosed
        is as of March 31, 2000.
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates with
       an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at March 31,
        2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A7 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Limited Duration Portfolio has a dual philosophy for achieving its objective: earn positive real returns and minimize the possibility of a negative return in a single quarter. Limiting average duration to between one and three years helps control interest rate risk while allowing for a broad spectrum of investment opportunities. The Portfolio invests in U.S. Treasury and agency securities, investment-grade corporate bonds, mortgage-backed securities and money market instruments, including floating rate notes.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                       MAS LIMITED      SALOMON
                        DURATION     1-3 YEAR INDEX
                       ----------------------------
SIX MONTHS                 1.89%          1.86%
ONE YEAR                   3.04           3.73
FIVE YEARS                 5.74           6.06
SINCE INCEPTION            5.57           5.70

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Limited Duration Portfolio commenced operations on 3/31/92. Total returns are compared to the Salomon 1-3 Year Treasury/Government Sponsored Index, an unmanaged market index. Returns for periods less than one year are cumulative. STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (108.8%)

-------------------------------------------------------
                           RATINGS     FACE
                         (STANDARD   AMOUNT       VALUE
MARCH 31, 2000           & POOR'S)    (000)      (000)!
-------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (34.8%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   8.00%, 7/15/06             Agy    $1,556   $   1,567
   10.00%,
     4/1/10-10/1/20           Agy    1,802        1,912
   10.50%, 12/1/14            Agy      184          197
   11.00%,
     8/1/15-5/1/20            Agy      101          109
   11.50%,
     12/1/08-1/1/18           Agy      611          674
  Gold Pools:
   10.00%, 10/1/21            Agy      131          140
   10.50%,
     1/1/19-10/1/20           Agy      458          497
   11.50%, 8/1/10             Agy      107          117
   12.00%,
     6/1/15-9/1/15            Agy      285          314
  April TBA
   7.00%, 4/1/30              Agy    4,000        3,849
Federal National
  Mortgage Association,
  Conventional Pools:
   7.25%,
     3/25/06-1/15/10          Agy    1,635        1,630
   9.50%, 11/1/20             Agy      342          361
   10.00%,
     12/1/15-9/1/16           Agy      396          422
   10.50%,
     4/1/15-12/1/16           Agy      266          288
   11.00%, 7/1/20             Agy      207          227
   11.50%, 11/1/19            Agy      285          316
   12.00%,
     5/1/14-8/1/20            Agy      106          119
   12.50%, 2/1/15             Agy       43           49
  April TBA
   7.00%, 4/1/30              Agy    8,000        7,689
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.00%,
     7/20/27-9/20/27          Tsy    3,860        3,874
   6.125%, 12/20/25           Tsy    1,971        1,987
   6.375%, 3/20/25            Tsy    2,392        2,407
   6.50%,
     11/20/27-1/20/28         Tsy    1,298        1,305
   6.875%,
     1/20/25-6/20/25          Tsy    3,223        3,243
  Various Pools:
   6.00%, 2/20/27             Tsy      333          335
   6.50%, 10/20/27            Tsy      459          462
   9.00%,
     7/15/16-1/15/17          Tsy    1,365        1,425
   9.50%,
     12/15/17-12/15/21        Tsy    2,137        2,263
   10.00%,
     11/15/09-7/15/22         Tsy    3,925        4,194
   10.50%,
     11/15/18-5/15/26         Tsy      270          293
   11.00%,
     1/15/10-1/15/21          Tsy    1,697        1,862
   11.50%,
     2/15/13-11/15/19         Tsy    1,026        1,136
  April TBA
   7.00%, 4/1/30              Tsy    7,000        6,780
-------------------------------------------------------
GROUP TOTAL                                      52,043
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)

                           RATINGS     FACE
                         (STANDARD   AMOUNT       VALUE
(CONT'D)                 & POOR'S)    (000)      (000)!
-------------------------------------------------------
ASSET BACKED CORPORATES (27.3%)
(+) Aegis Auto
  Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02             N/R    $  27    $      27
AFG Receivables Trust,
  Series 97-A A
   6.35%, 10/15/02            AAA      164          164
Capital Auto
  Receivables Asset
  Trust,
  Series 99-1 A2
   5.58%, 6/15/02             AAA    2,000        1,979
Champion Home Equity
  Loan Trust,
  Series 96-4 A2
   6.66%, 11/25/11            AAA      133          132
CIT Marine Trust,
  Series 98-A A2
   5.80%, 4/15/10             AAA    1,850        1,764
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05            AAA      956          951
Contimortgage Home
  Equity Loan Trust,
  Series 97-4 A3 PAC
  (11)
   6.26%, 7/15/12             AAA      189          188
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02             AAA      112          112
  97-2 A
   6.65%, 10/15/02            AAA      168          167
  98-2 A
   6.09%, 11/15/03            AAA      584          578
Daimler Benz Vehicle
  Trust,
  Series 98-A A3
   5.16%, 12/20/07            AAA    2,500        2,466
Delta Funding Home
  Equity Loan Trust,
  Series 96-3 A2
   6.525%, 10/25/11           AAA       85           84
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01             AAA      425          424
  (+) 97-2 A1
   6.85%, 11/15/02            AAA       82           82
First Security Auto
  Grantor Trust,
  Series 99-1 A4
   5.74%, 6/15/04             AAA    2,250        2,182

                           RATINGS     FACE
                         (STANDARD   AMOUNT       VALUE
                         & POOR'S)    (000)      (000)!
-------------------------------------------------------
Ford Credit Auto Owner
  Trust,
  Series:
  99-B A4
   5.80%, 6/15/02             AAA    $2,025   $   2,016
  99-D A4
   6.40%, 10/15/02            AAA    1,600        1,584
General Electric Home
  Equity Loan Asset-
  Backed Certificates,
  Series 91-1 B
   8.70%, 9/15/11             AAA      606          606
(+)++ Global Rated
  Eligible Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06             N/R      653          163
Harley-Davidson
  Eaglemark Motorcycle
  Trust,
  Series:
  98-2 A2
   5.87%, 4/15/04             AAA    1,400        1,373
  99-1 A2
   5.52%, 2/15/05             AAA    1,075        1,039
(+) Health Care
  Receivables
  Securitization
  Program,
  Series 97-1 A
   6.815%, 7/1/01             N/R    1,000        1,000
(+) Honda Auto
  Receivables Grantor
  Trust,
  Series 98-A A
   5.50%, 11/15/04            AAA    1,081        1,062
Honda Auto Receivables
  Owner Trust,
  Series 99-1 A4
   5.35%, 10/15/04            AAA    1,100        1,060
Illinois Power Special
  Purpose Trust,
  Series 98-1 A2
   5.26%, 6/25/03             AAA    1,900        1,878
MBNA Master Credit Card
  Trust,
  Series:
  99-I A
   6.40%, 1/18/05             AAA      850          836
  99-M A
   6.60%, 4/16/07             AAA    1,225        1,196
Money Store (The)
  Residential Trust,
  Series 97-1 A2
   6.48%, 6/15/10             AAA      676          673
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03            N/R      450          445
Navistar Financial
  Corp. Owner Trust,
  Series 97-B A3
   6.20%, 3/15/01             AAA        1            1

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS     FACE
                         (STANDARD   AMOUNT       VALUE
                         & POOR'S)    (000)      (000)!
-------------------------------------------------------
Newcourt Equipment
  Trust,
  Series 98-2 A3
   5.45%, 10/15/02            AAA    $1,445   $   1,428
Nissan Auto Receivables
  Owner Trust,
  Series 00-A A3
   7.01%, 9/15/03             AAA      875          873
Olympic Automobile
  Receivables Trust,
  Series 94-B B
   6.95%, 6/15/01             AAA       39           39
Peco Energy Transition
  Trust,
  Series 99-A A2
   5.63%, 3/1/05              AAA    1,500        1,449
Premier Auto Trust,
  Series:
  99-1 A2
   5.69%, 11/8/02             AAA    2,000        1,971
  99-2 A4
   5.59%, 2/9/04              AAA    2,100        2,033
  99-3 A4
   6.43%, 3/8/04              AAA    2,100        2,067
(+) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05             AA       625          606
(+) Team Fleet
  Financing Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02            A-     1,350        1,329
  97-1 A
   7.35%, 5/15/03             A-     1,475        1,465
Union Acceptance Corp.,
  Series:
  96-B A
   6.45%, 7/9/03              AAA      279          277
  97-B A2
   6.70%, 6/8/03              AAA      706          703
+ Vanderbilt Mortgage
  Finance,
  Series 97-B 1A2
   6.775%, 12/7/28            Aaa      401          400
-------------------------------------------------------
GROUP TOTAL                                      40,872
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (0.2%)
## Federal National
  Mortgage Association,
  Series 98-22 FA REMIC
   5.409%, 4/18/22            Agy      328          326
-------------------------------------------------------
COMMERCIAL MORTGAGES (0.7%)
Asset Securitization
  Corp.,
  Series 97-D5 A1A
   6.50%, 1/14/04             AAA      657          646

                           RATINGS     FACE
                         (STANDARD   AMOUNT       VALUE
                         & POOR'S)    (000)      (000)!
-------------------------------------------------------
+ Midland Realty
  Acceptance Corp.,
  Series 96-C2 A1
   7.02%, 1/25/27             Aaa    $ 389    $     384
-------------------------------------------------------
GROUP TOTAL                                       1,030
-------------------------------------------------------
ENERGY (1.0%)
Conoco, Inc.
   5.90%, 4/15/04             A-       630          600
El Paso Energy Corp.
   6.625%, 7/15/01            BBB      845          837
-------------------------------------------------------
GROUP TOTAL                                       1,437
-------------------------------------------------------
FEDERAL AGENCY (5.2%)
Federal National
  Mortgage Association
   7.25%, 1/15/10             Agy    7,200        7,249
Tennessee Valley
  Authority
   6.00%, 9/24/02             Agy      575          562
-------------------------------------------------------
GROUP TOTAL                                       7,811
-------------------------------------------------------
FINANCE (18.6%)
American General
  Finance Corp.
   5.75%, 11/1/03             A+     1,155        1,095
Associates Corp. of
  North America
   5.875%, 7/15/02            A+       810          786
Bank of New York Co.
   8.50%, 12/15/04            A        770          801
Bank One Corp.
   5.625%, 2/17/04            A        680          638
BankAmerica Corp.
   6.875%, 6/1/03             A      1,200        1,183
Beneficial Corp.,
  Series I
   6.27%, 7/9/01              A      1,290        1,275
Chase Manhattan Corp.,
  Series C
   5.69%, 2/10/04             A+     1,165        1,100
# CIT Group Holdings
   0.00%, 10/1/02             A+       915          894
Donaldson, Lufkin &
  Jenrette
   8.00%, 3/1/05              A-       840          849
EOP Operating LP
   6.50%, 6/15/04             BBB    1,020          966
(+) Farmers Insurance
  Exchange
   8.50%, 8/1/04              A+       680          693
First Fidelity Bancorp
   6.80%, 6/15/03             A-     1,200        1,176
(+) First Hawaiian
  Bank,
  Series A
   6.93%, 12/1/03             A-     1,075        1,039

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)

                           RATINGS     FACE
                         (STANDARD   AMOUNT       VALUE
(CONT'D)                 & POOR'S)    (000)      (000)!
-------------------------------------------------------
FleetBoston Financial
  Corp.
   8.125%, 7/1/04             A-     $ 505    $     515
(+) Florida Property &
  Casualty
   7.375%, 7/1/03             A-       375          368
Ford Motor Credit Corp.
   5.75%, 2/23/04             A+       980          923
   6.125%, 4/28/03            A+       575          555
General Motors
  Acceptance Corp.
   6.85%, 6/17/04             A        915          893
Goldman Sachs LP
   7.50%, 1/28/05             A+       760          760
Hartford Life, Inc.
   6.90%, 6/15/04             A        285          279
Home Savings of America
   6.50%, 8/15/04             BBB+     800          764
Homeside Lending, Inc.
   6.875%, 6/30/02            A+       891          878
(+) Hyatt Equities LLC
   7.00%, 5/15/02             BBB+   1,190        1,151
Marsh & McLennan
  Companies, Inc.
   6.625%, 6/15/04            AA-    1,030        1,000
(+)!! Metropolitan Life
  Insurance Co.
   6.30%, 11/1/03             A+     1,555        1,492
(+) Nationwide Mutual
  Life Insurance Co.
   6.50%, 2/15/04             A+     1,198        1,143
Norwest Finance, Inc.
   5.375%, 9/30/03            A+       515          485
(+) Prime Property
  Funding II, Inc.
   6.80%, 8/15/02             A        785          765
   7.00%, 8/15/04             A        225          217
(+) Prudential
  Insurance Co.
   6.875%, 4/15/03            A-       640          625
Smith Barney Holdings
   7.00%, 3/15/04             A        960          947
Target Corp.
   7.50%, 2/15/05             A-       630          636
US Bancorp
   6.875%, 12/1/04            A        925          903
-------------------------------------------------------
GROUP TOTAL                                      27,794
-------------------------------------------------------
INDUSTRIALS (12.9%)
Columbia/HCA Healthcare
  Corp.
   6.41%, 6/15/00             BB+    1,250        1,244
Comcast Cable
  Communications
   8.125%, 5/1/04             BBB    1,040        1,057
Comdisco, Inc.,
  Series G
   6.00%, 6/1/00              BBB+   1,165        1,164

                           RATINGS     FACE
                         (STANDARD   AMOUNT       VALUE
                         & POOR'S)    (000)      (000)!
-------------------------------------------------------
Cox Communications,
  Inc.
   7.50%, 8/15/04             BBB+   $ 370    $     368
(+) CVS Corp.
   5.50%, 2/15/04             A      1,190        1,107
DaimlerChrysler AG
   6.90%, 9/1/04              A+     1,295        1,271
Deere & Co.
   6.55%, 7/15/04             A+       900          871
Delphi Automotive
  Systems Corp.
   6.125%, 5/1/04             BBB      815          768
(+) EES Coke Battery
  Co., Inc.
   7.125%, 4/15/02            BBB      307          305
Federated Department
  Stores, Inc.
   6.30%, 4/1/09              BBB+     790          687
Hertz Corp.
   7.00%, 7/1/04              A-       935          915
IBM Credit Corp.
   6.64%, 10/29/01            A+     1,255        1,246
(+) Kern River Funding
  Corp.
   6.42%, 3/31/01             A-       194          193
(+) Kroger Co.
   6.34%, 6/1/01              BBB-   1,185        1,171
Marriott International
   8.125%, 4/1/05             BBB+     375          377
May Department Stores
   9.875%, 12/1/02            A+       810          860
Monsanto Co.
   5.375%, 12/1/01            A      1,200        1,165
Procter & Gamble Co.
   6.60%, 12/15/04            AA     1,355        1,321
Raytheon Co.
   5.70%, 11/1/03             BBB-     275          257
Sun Microsystems, Inc.
   7.00%, 8/15/02             BBB+     865          858
Walt Disney Co.
   7.30%, 2/8/05              A        995          996
Waste Management, Inc.
   6.125%, 7/15/01            BBB    1,135        1,086
-------------------------------------------------------
GROUP TOTAL                                      19,287
-------------------------------------------------------
TAXABLE MUNICIPAL (0.5%)
New York State Power
  Authority Revenue
  Bonds,
  Series B
   6.11%, 2/15/11             AAA      805          784
-------------------------------------------------------
TELEPHONES (3.4%)
AT&T Corp.
   6.00%, 3/15/09             AA-      995          940
GTE Corp.
   9.10%, 6/1/03              A        990        1,038
MCI WorldCom, Inc.
   6.25%, 8/15/03             A-     1,195        1,157

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS     FACE
                         (STANDARD   AMOUNT       VALUE
                         & POOR'S)    (000)      (000)!
-------------------------------------------------------
Sprint Capital Corp
   5.875%, 5/1/04             BBB+   $ 800    $     791
(+) U.S. West Capital
  Funding
   6.875%, 8/15/01            A-     1,160        1,152
-------------------------------------------------------
GROUP TOTAL                                       5,078
-------------------------------------------------------
TRANSPORTATION (0.8%)
Norfolk Southern Corp.
   7.875%, 2/15/04            BBB+     515          518
Union Pacific Co.
   9.625%, 12/15/02           BBB-     625          654
-------------------------------------------------------
GROUP TOTAL                                       1,172
-------------------------------------------------------
UTILITIES (1.2%)
(+) Edison Mission
  Energy Funding
   6.77%, 9/15/03             BBB      432          424
National Rural
  Utilities Corp.
   7.375%, 2/10/03            AA       715          719
Niagara Mohawk Power Co.
   7.375%, 7/1/03             BBB-     703          696
-------------------------------------------------------
GROUP TOTAL                                       1,839
-------------------------------------------------------
YANKEE (2.2%)
(+) AT&T Canada, Inc.
   7.625%, 3/15/05            BBB      740          743
(+) Oil Enterprises
  Ltd.
   6.239%, 6/30/08            AAA      884          844
(+) Oil Purchase Co.
   7.10%, 4/30/02             BBB-     348          334
Republic of Italy
   7.25%, 2/7/05              AA       380          381
(+) Vodafone AirTouch
  plc
   7.625%, 2/15/05            A        920          928
-------------------------------------------------------
GROUP TOTAL                                       3,230
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $166,050)                                     162,703
-------------------------------------------------------
PREFERRED STOCK (0.9%)
-------------------------------------------------------
                                     SHARES
                                     ------
MORTGAGE-OTHER (0.9%)
(+)+ Home Ownership
  Funding Corp.
   13.331%, (Cost
     $1,421)                  Aaa    1,800        1,412
-------------------------------------------------------

                                      FACE
                                     AMOUNT     VALUE
                                     (000)     (000)!
-------------------------------------------------------
CASH EQUIVALENT (1.8%)
-------------------------------------------------------
REPURCHASE AGREEMENT (1.8%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to be
  repurchased at $2,764,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at
  $2,791 (Cost $2,763)               $2,763   $   2,763
-------------------------------------------------------
TOTAL INVESTMENTS (111.5%) (Cost $170,234)      166,878
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-11.5%)
Dividends Receivable                                 60
Interest Receivable                               1,550
Receivable for Investments Sold                      49
Receivable for Fund Shares Sold                       3
Other Assets                                         17
Dividend Payable                                    (10)
Payable to Custodian                                (75)
Payable for Forward Commitments                 (18,225)
Payable for Fund Shares Redeemed                    (38)
Payable Investment Advisory Fees                   (113)
Payable for Administrative Fees                     (10)
Payable for Daily Variation on Futures
  Contracts                                         (46)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (15)
Unrealized Loss on Swap Agreements                 (378)
Other Liabilities                                   (46)
                                              ---------
                                                (17,277)
-------------------------------------------------------
NET ASSETS (100%)                             $ 149,601
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 14,896,120 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $ 149,601
-------------------------------------------------------
NET ASSET VALUE PER SHARE                     $   10.04
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $ 158,403
Undistributed Net Investment Income (Loss)          343
Undistributed Realized Net Gain (Loss)           (4,952)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                          (3,356)
  Futures and Swaps                                (837)
-------------------------------------------------------
NET ASSETS                                    $ 149,601
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

LIMITED DURATION
PORTFOLIO (UNAUDITED)

(CONT'D)
----------------------------------------------------------
!      See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
++     Security is fair valued by the Adviser.
#      Step Bond-Coupon rate increases in increments to
        maturity.
       Rate disclosed is as of March 31, 2000. Maturity
        date disclosed is the ultimate maturity.
##     Variable of floating rate security-rate disclosed
        is as of March 31, 2000.
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A7 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Special Purpose Fixed Income Portfolio is designed for use as part of a balanced investment program, and invests in all sectors of the fixed-income market. Miller Anderson & Sherred employs a disciplined, research-driven approach toward identifying value in the fixed-income markets, and will alter the Portfolio's sensitivity to changes in corporate and mortgage yield spreads, the level of interest rates, the shape of the yield curve, and non-dollar opportunities in reaction to its perception of relative value in each of these areas.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                      MAS SPECIAL PURPOSE     SALOMON
                         FIXED INCOME       BROAD INDEX
                      ---------------------------------
SIX MONTHS                    1.70%             2.02%
ONE YEAR                      0.73              1.81
FIVE YEARS                    7.65              7.14
SINCE INCEPTION               7.94              7.05

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

* The Special Purpose Fixed Income Portfolio commenced operations on 3/31/92. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative. STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (122.4%)

------------------------------------------------------
                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
MARCH 31, 2000           & POOR'S)     (000)    (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (50.4%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.50%,
     9/1/09-3/1/27            Agy    $ 4,234  $  4,566
   11.00%,
     12/1/10-9/1/20           Agy      1,040     1,118
   11.75%, 12/1/17            Agy         72        79
  April TBA
   6.00%, 4/1/30              Agy    $10,000  $  9,106
Federal National Mortgage
  Association,
  Conventional Pools:
   9.00%, 1/1/21              Agy      2,578     2,672
   9.50%,
     11/1/20-2/1/27           Agy      4,137     4,367
   10.00%,
     11/1/18-5/1/22           Agy      4,200     4,475
   10.50%,
     8/1/15-4/1/22            Agy      1,602     1,731
   11.00%, 11/1/20            Agy        120       131
   12.00%, 11/1/15            Agy      1,881     2,106
   12.50%, 9/1/15             Agy        156       176
  April TBA
   6.00%, 4/1/30              Agy     84,800    77,168
   6.50%, 4/1/30              Agy     16,000    15,000
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.00%, 2/20/27             Tsy        730       734
   6.375%,
     2/20/25-3/20/25          Tsy      4,202     4,236
   6.50%,
     10/20/27-12/20/27        Tsy      5,799     5,836
   6.875%,
     2/20/25-6/20/25          Tsy      5,344     5,373
   7.00%,
     2/20/25-5/20/25          Tsy      4,775     4,809
   7.375%, 6/20/25            Tsy      1,620     1,628
  Various Pools:
   9.50%, 4/15/28             Tsy      2,497     2,643
   10.00%,
     2/15/16-10/15/28         Tsy      5,267     5,627
   10.50%,
     10/15/15-5/15/26         Tsy      1,616     1,751
   11.00%,
     1/15/10-5/15/26          Tsy      2,997     3,292
   12.00%,
     3/15/11-4/15/14          Tsy         41        45
   12.50%, 6/15/10            Tsy         60        68
  April TBA
   7.00%, 4/1/30              Tsy     50,400    48,297
------------------------------------------------------
GROUP TOTAL                                    207,034
------------------------------------------------------
ASSET BACKED CORPORATES (17.7%)
Arcadia Automobile Receivables
  Trust, Series: 97-D A3
   6.20%, 5/15/03             AAA      1,277     1,270
  98-A A3
   5.90%, 11/15/02            AAA      2,023     2,014
Block Mortgage Finance, Inc.,
  Series 99-1 A1
   5.94%, 9/25/13             AAA      1,207     1,195

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)!
------------------------------------------------------
BMW Vehicle Owner Trust,
Series 99-A A2
   6.16%, 12/25/01            AAA    $ 2,280  $  2,273
Centex Home Equity,
  Series:
  99-1 A1
   6.07%, 3/25/18             AAA        920       914
  99-2 A1
   5.91%, 4/25/19             AAA      1,660     1,641
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05            AAA      1,195     1,189
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   6.014%, 5/15/02            AAA      3,875     3,875
Daimler Benz Auto
  Grantor Trust, Series
  97-A A
   6.05%, 3/31/05             AAA        441       438
Daimler Benz Vehicle Trust, Series
  98-A A2
   5.23%, 12/20/01            AAA        635       634
Delta Funding Home
  Equity Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16             AAA        606       603
EQCC Home Equity Loan
  Trust,
  Series:
  99-1 A1F
   5.77%, 5/20/10             AAA      1,383     1,368
  99-3 A1F
   6.548%, 4/25/10            AAA      2,986     2,960
(+) First Mortgage Acceptance
  Corp., Loan Receivables Trust,
  Series 96-B A1
   7.629%, 11/15/18           A        1,016       864
First Security Auto
  Grantor Trust, Series
  97-B A
   6.10%, 4/15/03             AAA      1,386     1,379
First Security Auto
  Owner Trust, Series
  99-2 A2
   5.492%, 4/15/02            AAA      1,306     1,303
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.97%, 9/17/03             AAA      2,740     2,740
Ford Credit Auto Owner Trust,
  Series:
  97-B A3
   6.05%, 4/15/01             AAA        546       546
  98-A A3
   5.65%, 10/15/01            AAA      1,725     1,722
  99-B A3
   5.47%, 9/15/01             AAA      3,784     3,766

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
  99-C A3
   5.77%, 11/15/01            AAA    $ 4,823  $  4,800
  99-D A3
   6.20%, 4/15/02             AAA      4,726     4,705
Green Tree Home Equity
  Loan Trust,
  Series:
  99-A A1
   5.59%, 2/15/13             AAA        974       971
  99-C A1
   5.99%, 7/15/30             AAA      2,451     2,440
+ Green Tree Home Improvement
  Loan Trust,
  Series 98-E HIA1
   5.907%, 8/15/07            Aaa        672       670
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09            AAA      1,618     1,598
Harley-Davidson
  Eaglemark Motorcycle
  Trust,
  Series 99-2 A1
   5.84%, 10/15/03            AAA      1,657     1,642
+ HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16            Aaa      1,749     1,741
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03             AAA        588       585
  97-B A
   5.95%, 5/15/03             AAA         44        44
Honda Auto Receivables
  Owner Trust, Series
  99-1 A2
   5.186%, 6/16/01            AAA      1,802     1,797
IMC Home Equity Loan
  Trust,
  Series 98-1 A2
   6.31%, 12/20/12            AAA        566       564
(+) Long Beach
  Acceptance Auto
  Grantor Trust, Series
  97-2 A
   6.69%, 9/25/04             AAA        465       461
MMCA Automobile Trust,
  Series:
  97-1 A3
   6.08%, 5/15/01             AAA         11        11
  99-2 A1
   6.30%, 6/15/02             AAA      2,703     2,703
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03            N/R      1,300     1,286

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
(+) New Holland
  Equipment Receivables
  Trust, Series 99-A A2
   6.39%, 10/15/02            AAA    $ 2,300  $  2,279
Nissan Auto Receivables
  Grantor Trust, Series
  97-A A
   6.15%, 2/15/03             AAA        651       649
Option One Mortgage
  Loan Trust, Series
  99-2 A1
   5.88%, 5/25/29             AAA      1,844     1,820
Premier Auto Trust,
  Series 99-3 A2
   5.82%, 2/8/02              AAA      4,181     4,165
Residential Funding
  Mortgage Securities
  I, Series 99-HI4 A1
   6.41%, 11/25/07            AAA      1,774     1,759
(+) Securitized
  Multiple Asset Rated
  Trust,
  Series 97-3 A1
   7.71%, 6/15/06             N/R      1,272       318
(+) Team Fleet Financing Corp.,
  Series 96-1 A
   6.65%, 12/15/02            A-       1,125     1,108
(+) Textron Financial
  Corp. Receivables
  Trust, Series 98-A A1
   5.82%, 2/15/02             AAA        671       668
## UCFC Home Equity
  Loan Trust,
  Series 98-C A1
   6.005%, 12/15/12           AAA        677       677
WFS Financial Owner
  Trust,
  Series 97-C A3
   6.10%, 3/20/02             AAA        235       235
World Omni Automobile Lease
  Securitization Corp.,
  Series 97-B A2
   6.08%, 11/25/03            AAA        385       384
------------------------------------------------------
GROUP TOTAL                                     72,774
------------------------------------------------------
ASSET BACKED MORTGAGES (0.2%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26            N/R     16,669       246
  (+) 96-3 A YMA
   10/25/26                   N/R     24,000        39
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28             AAA      9,816       147

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
  (+) 96-4 A11 YMA
   1/15/28                    AAA    $ 9,816  $     14
  96-4 A12 IO
   1.05%, 1/15/28             AAA      1,796        19
  (+) 96-4 A12 YMA
   1/15/28                    AAA      1,796         1
  97-1 A10 IO
   1.10%, 3/15/28             AAA     12,096       192
  97-1 A10 YMA
   3/15/28                    N/R     12,096        21
------------------------------------------------------
GROUP TOTAL                                        679
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (2.9%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  83-IB IO
   8.00%, 8/15/27             Agy      6,857     1,982
  88-22 C PAC (11)
   9.50%, 4/15/20             Agy         31        33
  1415-S Inv Fl IO
   16.938%, 11/15/07          Agy        456       137
  1476-S Inv Fl IO
  REMIC PAC
   4.398%, 2/15/08            Agy      4,870       451
  1485-S Inv Fl IO
  REMIC
   3.538%, 3/15/08            Agy      3,915       231
  1600-SA Inv Fl IO
  REMIC
   1.938%, 10/15/08           Agy      9,152       287
  2111-SB Inv Fl IO
   2.561%, 1/15/29            Agy     12,987       351
Federal National
  Mortgage Association,
  Series:
  92-186 S Inv Fl IO
   3.349%, 10/25/07           Agy      8,172       557
  ## 94-73 F
   6.625%, 12/25/20           Agy        309       310
  ## 94-97 FC REMIC
   6.825%, 3/25/24            Agy        373       376
  96-14 PC PO
   12/25/23                   Agy        229       135
  96-68 SC Inv Fl IO
  REMIC
   1.975%, 1/25/24            Agy      3,825       249
  ## 97-70 FA REMIC
  PAC (11)
   5.388%, 7/18/20            Agy        537       536
  ## 98-22 FA REMIC
  PAC (11)
   6.471%, 4/18/28            Agy      2,089     2,078
  186 IO
   8.00%, 8/1/27              Agy      1,322       388
  191 IO
   8.00%, 1/1/28              Agy      4,475     1,308

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)!
------------------------------------------------------
  291 2 IO
   8.00%, 11/1/27             Agy    $ 3,446  $  1,000
  296 2 IO
   8.00%, 4/1/24              Agy      2,562       737
Government National
  Mortgage Association,
  Series:
  99-32 SB Inv Fl IO REMIC
   2.75%, 7/16/27             Tsy      8,792       327
  99-43 UN Inv Fl IO
   2.22%, 11/16/29            Tsy      8,305       324
------------------------------------------------------
GROUP TOTAL                                     11,797
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.2%)
American Housing Trust,
  Series: IV 2 C
   9.553%, 9/25/20            A          163       165
  V 1G
   9.125%, 4/25/21            AAA        770       786
------------------------------------------------------
GROUP TOTAL                                        951
------------------------------------------------------
COMMERCIAL MORTGAGES (4.2%)
Asset Securitization Corp.,
  Series 96-MD6 A1C
   7.04%, 11/13/26            AAA      1,845     1,782
(+) Beverly Finance
  Corp., Series 94-1
   8.36%, 7/15/04             AA-      2,175     2,201
(+) Carousel Center Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07           AA       1,550     1,516
(+) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15             AA       1,623     1,667
(+) Crystal Run Properties, Inc.,
  Series A
   7.393%, 8/15/06            AA       2,125     2,058
+## GMAC Commercial Mortgage
  Securities, Inc.,
  Series: 96-C1 X2 IO
   1.967%, 3/15/21            Aaa      7,379       453
  97-C2 X IO
   1.273%, 4/15/27            Aaa     21,073     1,143
+## GS Mortgage
  Securities
  Corp. II, Series
  97-GL X2 IO
   1.037%, 7/13/30            Aaa      5,839       211
## Nomura Asset
  Securities Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18            N/R      1,135     1,142

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07             N/R    $   881   $   873
(+) Prime Property
  Fund,
  Series 1 A
   6.633%, 7/23/03            AA       1,519     1,480
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04             AA       2,300     2,209
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.578%, 2/25/28            N/R      7,258       372
  96-CFL X1A IO
   1.093%, 2/25/28            N/R      5,945        37
  96-CFL X2 IO
   1.221%, 2/25/28            N/R      1,946        38
------------------------------------------------------
GROUP TOTAL                                     17,182
------------------------------------------------------
ENERGY (1.5%)
CMS Energy Corp.
   7.50%, 1/15/09             BB       1,525     1,343
Conoco, Inc.
   6.95%, 4/15/29             A-       2,550     2,343
El Paso Energy Corp.
   6.75%, 5/15/09             BBB        760       707
x Mobile Energy
  Services LLC
   8.665%, 1/1/17             D        1,709       342
Tennessee Gas Pipeline
  Co.
   7.00%, 10/15/28            BBB+     1,430     1,260
------------------------------------------------------
GROUP TOTAL                                      5,995
------------------------------------------------------
FEDERAL AGENCY (13.9%)
Federal Home Loan
  Mortgage Corporation
   6.625%, 9/15/09            Agy     13,300    12,789
Federal National
  Mortgage Association
   6.25%, 5/15/29             Agy     19,180    17,292
   7.25%, 1/15/10             Agy     27,050    27,232
------------------------------------------------------
GROUP TOTAL                                     57,313
------------------------------------------------------
FINANCE (10.0%)
(+) Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27              BBB+     1,135     1,068
Bank One Corp.
   7.625%, 10/15/26           A-       1,060     1,003
   8.00%, 4/29/27             A-         205       202
BankAmerica Capital
  Corp.
   5.875%, 2/15/09            A+       1,370     1,221

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
(+) BT Institutional
  Capital Trust, Series
  A
   8.09%, 12/1/26             A      $ 2,205  $  2,051
Chase Manhattan Corp.
   6.00%, 2/15/09             A        1,000       900
   7.00%, 11/15/09            A          370       356
Citigroup, Inc.
   6.625%, 1/15/28            AA-        870       762
EOP Operating LP
   6.763%, 6/15/07            BBB      1,420     1,312
   7.50%, 4/19/29             BBB+       670       587
(+) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05             A+       2,160     2,085
(+) Farmers Insurance Exchange
   8.625%, 5/1/24             A+       2,200     2,251
(+) Florida Property & Casualty
   7.375%, 7/1/03             A-         750       737
Ford Motor Credit Co.
   5.80%, 1/12/09             A+         390       344
   7.375%, 10/28/09           A+         475       467
General Motors Acceptance Corp.
   7.75%, 1/19/10             A        1,830     1,838
(+) Goldman Sachs Group LP
   6.50%, 2/25/09             A+         815       746
Golden State Holdings
  Escrow Corp.
   7.125%, 8/1/05             BB+      1,955     1,735
HMH Properties,
  Series A
   7.875%, 8/1/05             BB       1,425     1,261
Household Finance Corp.
   5.875%, 2/1/09             A        1,600     1,410
   7.875%, 3/1/07             A          650       658
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23             A+       2,000     1,784
   7.80%, 11/1/25             A+         250       244
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24             A+       2,300     2,020
(+) New York Life Insurance Co.
   7.50%, 12/15/23            AA-      1,075       979
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26            BBB+     2,530     2,329
(+) Prime Property Funding II,
  Inc.
   6.80%, 8/15/02             A          200       195
   7.00%, 8/15/04             A        1,945     1,872
(+) Prudential Insurance Co.
   8.30%, 7/1/25              A-       2,375     2,459
Washington Mutual
  Capital I, Inc.
   8.375%, 6/1/27             BBB-     1,300     1,228

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
Washington Mutual, Inc.
   8.25%, 4/1/10              BBB-   $   555  $    557
  Series A
   8.206%, 2/1/27             BBB-       255       238
(+) World Financial Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13              AA-      2,889     2,694
  96 WFP-D
   6.95%, 9/1/13              AA-      1,700     1,577
------------------------------------------------------
GROUP TOTAL                                     41,170
------------------------------------------------------
INDUSTRIALS (10.6%)
Adelphia Communications
  Corp.
   7.875%, 5/1/09             B+         260       223
   9.375%, 11/15/09           B+       1,020       956
Albertson's, Inc.
   7.45%, 8/1/29              A        1,610     1,542
Columbia/HCA Healthcare
  Corp.
   7.19%, 11/15/15            BB+      1,050       860
   7.58%, 9/15/25             BB+      1,145       938
   9.00%, 12/15/14            BB+        785       752
Continental Airlines,
  Inc.
  Series 97-1A
   7.461%, 4/1/15             AA+        459       446
CSC Holdings, Inc.
   7.875%, 12/15/07           BB+      1,810     1,764
Delphi Automotive
  Systems Corp.
   7.125%, 5/1/29             BBB      1,625     1,416
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10             BB+        418       358
  94-K2 A2
   9.35%, 8/15/19             BB+      1,335     1,223
Federated Department
  Stores, Inc.
   6.90%, 4/1/29              BBB+     1,605     1,396
   7.00%, 2/15/28             BBB+       200       176
(+) Florida Windstorm
   7.125%, 2/25/19            AAA      1,570     1,470
Ford Motor Co.
   6.625%, 10/1/28            A+       1,830     1,606
Fred Meyer, Inc.
   7.375%, 3/1/05             BBB-     1,615     1,578
Honeywell International, Inc.
   7.50%, 3/1/10              A        1,255     1,273
International Game Technology
   8.375%, 5/15/09            BB+      1,425     1,298
Kroger Co.
   8.05%, 2/1/10              BBB-       410       412
Lenfest Communications, Inc.
   7.625%, 2/15/08            BBB      1,330     1,299
Lockheed Martin Corp.
   8.50%, 12/1/29             BBB-     1,395     1,407

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)!
------------------------------------------------------
Lowe's Companies, Inc.
   6.50%, 3/15/29             A      $ 1,685  $  1,428
   6.875%, 2/15/28            A          520       463
Monsanto Co.
   6.60%, 12/1/28             A        2,355     2,064
News America Holdings, Inc.
   7.28%, 6/30/28             BBB-     2,355     2,090
   8.875%, 4/26/23            BBB-       270       285
(+) Oxymar
   7.50%, 2/15/16             BBB-     1,490     1,109
(+) Raytheon Co.
   8.20%, 3/1/06              BBB-     1,220     1,237
# Rhone-Poulenc Rorer, Inc.,
  Series 92-A 3
   8.62%, 1/5/21              A        2,175     2,214
Saks, Inc.
   7.375%, 2/15/19            BB+        970       793
Scotia Pacific Co. LLC
   7.71%, 7/20/28             BBB      3,305     2,479
Sun Microsystems, Inc.
   7.65%, 8/15/09             BBB+       930       934
Tenet Healthcare Corp.,
  Series B
   7.625%, 6/1/08             BB+      1,575     1,434
U.S. Airways Corp.,
  Pass Through
  Certificates
   8.11%, 2/20/17             AAA        780       787
USA Waste Services, Inc.
   7.00%, 7/15/28             BBB      2,005     1,512
Wal-Mart Stores, Inc.
   7.55%, 2/15/30             AA       2,025     2,078
Waste Management, Inc.
   7.375%, 5/15/29            BBB        525       415
------------------------------------------------------
GROUP TOTAL                                     43,715
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.4%)
sec. First Federal Savings & Loan
  Association,
  Series 92-C
   8.75%, 6/1/06
   (acquired 8/24/92-
   11/18/94, cost $166)       AA         163       163
## Resolution Trust
  Corp., Series 92-5 C
  CMO
   8.613%, 1/25/26            AA         536       532
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11              AA         925       909
sec. Shearson American Express,
  Series A CMO
   9.625%, 12/1/12
   (acquired 8/24/92-
   5/25/93, cost $134)        AA         134       134
------------------------------------------------------
GROUP TOTAL                                      1,738
------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
TELEPHONES (3.5%)
!! AT&T Corp.
   6.50%, 3/15/29             AA-    $ 2,505  $  2,179
BellSouth Telecommunications, Inc.
   6.375%, 6/1/28             AAA      1,410     1,212
(+) Global Crossing
  Holdings Ltd.
   9.125%, 11/15/06           BB       1,335     1,278
GTE Corp.
   6.94%, 4/15/28             A        1,740     1,580
Intermedia Communications, Inc.
   # 0.00%, 5/15/06           B          355       327
  Series B
   8.50%, 1/15/08             B          280       248
   8.60%, 6/1/08              B        1,550     1,368
MCI WorldCom, Inc.
   6.95%, 8/15/28             A-       2,990     2,755
Nextel Communications,
  Inc.
   # 0.00%, 9/15/07           B        1,660     1,212
   9.375%, 11/15/09           B-         300       278
# Qwest Communications
  International, Inc.,
  Series B
   0.00%, 2/1/08              BB+      2,475     1,943
------------------------------------------------------
GROUP TOTAL                                     14,380
------------------------------------------------------
TRANSPORTATION (1.0%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17            AA+      1,347     1,246
  99-1 A
   6.545%, 8/2/20             AA+        346       315
(+) Jet Equipment
  Trust, Series 95-C
   10.69%, 5/1/15             BBB      2,080     2,324
Union Pacific Corp.
  Series E
   6.79%, 11/9/07             BBB-       415       392
------------------------------------------------------
GROUP TOTAL                                      4,277
------------------------------------------------------
UTILITIES (0.6%)
(+) PSEG Energy
  Holdings, Inc.
   9.125%, 2/10/04            BBB-     1,170     1,169
(+) Southern Energy,
  Inc.
   7.90%, 7/15/09             BBB      1,150     1,115
------------------------------------------------------
GROUP TOTAL                                      2,284
------------------------------------------------------
YANKEE (5.3%)
Abbey National plc
   7.95%, 10/26/29            AA-      1,200     1,200
Ahold Finance USA, Inc.
   6.875%, 5/1/29             A-       1,210     1,045

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
Glencore Nickel Property Ltd.
   9.00%, 12/1/14             BB+    $ 1,605  $  1,364
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08              BB       1,525     1,323
(+) Hutchison Whampoa Financial,
  Series B
   7.45%, 8/1/17              A        1,695     1,598
(+) Hyundai
  Semiconductor America
   8.625%, 5/15/07            B        1,500     1,349
Multicanal S.A.
   13.125%, 4/15/09           BB+        245       259
  Series C
   10.50%, 4/15/18            BB+      1,100       974
(+) Oil Purchase Co.
   7.10%, 4/30/02             BBB-     1,275     1,224
Orange plc
   8.75%, 6/1/06              BBB      1,505     1,552
(+) Paiton Energy
  Funding BV
   9.34%, 2/15/14             CC       1,900       385
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17              BB       2,595     2,017
(+) Ras Laffan
  Liquefied Natural Gas
  Co.
   8.294%, 3/15/14            BBB+     1,100     1,061
Republic of Argentina
  Par
   11.75%, 4/7/09             BB         295       293
   12.00%, 2/1/20             BB         720       726
Republic of Colombia
   8.70%, 2/15/16             BB+      1,580     1,198
Republic of Philippines
   10.625%, 3/16/25           BB+        825       822
United Mexican States Par Bond,
  Series A
   6.25%, 12/31/19            BB+      1,670     1,424
(+) Vodafone AirTouch
  plc
   7.625%, 2/15/05            A          300       303
   7.875%, 2/15/30            A        1,675     1,701
------------------------------------------------------
GROUP TOTAL                                     21,818
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $518,101)                                    503,107
------------------------------------------------------
PREFERRED STOCK (2.0%)
------------------------------------------------------
                                      SHARES
                                      ------
MORTGAGE-OTHER (2.0%)
(+)+ Home Ownership
  Funding Corp. 13.331% (Cost
  $8,157)                 Aaa         10,400     8,159
------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
STRUCTURED INVESTMENT (0.1%)-SEE NOTE A6
------------------------------------------------------
Morgan Guaranty Trust Company,
  11/20/05; monthly payments equal
  to 1% per annum of the
  outstanding notional balance,
  indexed to GNMA ARM pools
  (Cost $1,314)               N/R    $19,147  $    379
------------------------------------------------------
CASH EQUIVALENTS (12.0%)
------------------------------------------------------
DISCOUNT NOTES (7.3%)
Federal National Mortgage
  Association 5.69%, 4/20/00          10,000     9,970
  5.77%, 4/27/00                      20,000    19,917
------------------------------------------------------
GROUP TOTAL                                     29,887
------------------------------------------------------
REPURCHASE AGREEMENT (4.7%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to be
  repurchased at $19,523,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at
  $19,708                             19,513    19,513
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $49,400)           49,400
------------------------------------------------------
TOTAL INVESTMENTS (136.5%) (Cost $576,972)     561,045
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-36.5%)
Dividends Receivable                               346
Interest Receivable                              5,164
Receivable for Forward Commitments              20,438
Receivable for Fund Shares Sold                    743
Investments Held as Collateral for Loaned
  Securities                                    40,482
Other Assets                                        50
Payable to Custodian                               (67)
Payable for Investments Purchased               (1,473)
Payable for Forward Commitments               (169,770)
Payable for Fund Shares Redeemed                (3,989)
Payable for Investment Advisory Fees              (382)
Payable for Administrative Fees                    (27)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (42)
Payable for Daily Variation on Futures
  Contracts                                       (310)
Unrealized Loss on Swap Agreements                (487)
Collateral on Securities Loaned, at Value      (40,482)
Other Liabilities                                 (275)
                                              --------
                                              (150,081)
------------------------------------------------------
NET ASSETS (100%)                             $410,964
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SPECIAL PURPOSE FIXED
INCOME PORTFOLIO (UNAUDITED)

                                               VALUE
(CONT'D)                                       (000)!
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 36,889,378 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $410,964
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  11.14
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $440,659
Undistributed Net Investment Income (Loss)       7,894
Undistributed Realized Net Gain (Loss)         (19,577)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                        (15,927)
  Futures and Swaps                             (2,085)
------------------------------------------------------
NET ASSETS                                    $410,964
------------------------------------------------------

----------------------------------------------------------
sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 2000 was
        $297,000 or 0.1% of net assets.
!      See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
x      Security is in default.
#      Step Bond-Coupon rate increases in increments to
        maturity.
        Rate disclosed is as of March 31, 2000.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate securities-rate disclosed
        is as of March 31, 2000.
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        March 31, 2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A7 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Municipal Portfolio invests in debt obligations issued by state and local governments or their agencies and in other fixed-income securities. Portfolio structure reflects three key elements: duration, sector selection, and security selection. Duration varies depending on Miller Anderson & Sherrerd's outlook for changes in interest rates, becoming longer than the benchmark index in periods when MAS expects rates to fall and shorter in periods when MAS expects them to rise. Investments in individual securities and sectors reflect MAS's views on the risks and rewards available in the various bonds offered in the market. Normally, at least 80% of the Portfolio's income will be exempt from regular federal income tax. Taxable securities are included only in cases where MAS believes they will improve the Portfolio's risk/reward profile on an after-tax basis.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                   LEHMAN      LEHMAN
                                   5 YEAR      10 YEAR     BLENDED
                         MAS      MUNICIPAL   MUNICIPAL   MUNICIPAL
                      MUNICIPAL     INDEX       INDEX       INDEX
                      ---------------------------------------------
SIX MONTHS               1.80%      1.20%       2.18%       1.69%
ONE YEAR                (0.94)      0.89        0.48        0.69
FIVE YEARS               6.19       5.12        6.19        5.87
SINCE INCEPTION          6.49       5.12        6.30        6.13

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

The Portfolio was initially focused on longer-term securities. On April 15, 1996, shareholders approved a change in the Portfolio's investment policies to emphasize fixed-income securities of shorter duration. On October 2, 1998, shareholders approved a change in the Portfolio's investment policies to specify that generally at least 80% of its income will be exempt from regular federal income tax. The Portfolio's performance pattern may have been affected by these changes

* The Municipal Portfolio commenced operations on 10/1/92. Total returns are compared to the Lehman 5 Year Municipal Index and the Lehman 10 Year Municipal Index, both unmanaged market indices, as well as the Blended Municipal Index, an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman 10 Year Municipal Index and 50% Lehman 5 Year Municipal Index thereafter. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (92.5%)

------------------------------------------------------
                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
MARCH 31, 2000           & POOR'S)    (000)     (000)!
------------------------------------------------------
MUNICIPAL BONDS (84.3%)
Alabama Drinking Water
  Finance Authority
  Revenue Bonds,
  Series A (AMBAC)
   4.60%, 8/15/10             AAA    $1,415   $  1,328
Aldine, TX Independent
  School District
  (PSFG)
   Zero Coupon, 2/15/07       AAA      750         523
Aliquippa School
  District, PA
   Zero Coupon, 6/1/12        A        685         340
Allegheny County, PA
  Hospital Development
  Authority Revenue
  Bonds,
  Series A (MBIA)
   4.625%, 8/1/12             AAA    1,000         897
+ Amarillo, TX Health
  Facility Corp.
  Revenue Bonds (FSA)
   5.50%, 1/1/10              Aaa    1,275       1,286
Arkansas State
  Development Finance
  Authority Home
  Mortgage Revenue
  Bonds,
  Series B-1
   4.90%, 7/1/29              AAA        5           5
Beaver County, PA
  Industrial
  Development Authority
  Pollution Control
  Revenue Bonds
   4.65%, 6/1/33              BB-      750         710
Berks County, PA (FGIC)
   Zero Coupon,
    5/15/19                   AAA    1,250         407
   Zero Coupon,
    11/15/20                  AAA    1,000         299
Berks County, PA Solid
  Waste Authority
  (FGIC)
   6.00%, 4/1/11              AAA      170         177
Bradford, PA Area
  School District
  (FGIC)
   4.60%, 10/1/10             AAA      250         234
Brazos County, TX
  River Authority
  Revenue Bonds
   5.20%, 12/1/18             BBB+     550         542
+ Bucks County, PA
  Water & Sewer
  Authority Revenue
  Bonds,
  Series B
   5.50%, 2/1/08              Aaa      125         127

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)!
------------------------------------------------------
California Housing &
  Finance Agency
  Revenue Bonds (MBIA)
   5.30%, 8/1/14              AAA    $  95    $     95
Center Township, PA
  Sewer Authority
  Revenue Bonds (MBIA)
  Series A
   Zero Coupon, 4/15/17       AAA      615         230
Central MI University
  Revenue Bonds (FGIC)
   4.65%, 10/1/11             AAA    1,345       1,257
Chicago, IL General
  Obligation Bonds
  Series A (FGIC)
   Zero Coupon, 1/1/19        AAA    4,000       1,332
   4.90%, 1/1/14              AAA    2,800       2,598
Cleveland, OH Airport
  Special Revenue Bonds
   5.50%, 12/1/08             BB-      750         697
Clinton County, PA
  Industrial
  Development Authority
   6.25%, 11/15/06            BB-      140         137
Colorado Health
  Facilities Revenue
  Bonds, Series A
   Zero Coupon, 7/15/20       AAA    1,000         264
Council Rock, PA School
  District (FGIC)
   4.60%, 11/15/12            AAA    1,000         917
Crown Point, IN Multi-
  School Building Corp.
  Revenue Bonds
   Zero Coupon, 1/15/24       AAA    5,200       1,248
Dallas Fort Worth, TX
  International Airport
  Facility Corporate
  Revenue Bonds
   6.375%, 5/1/35             BBB-   1,100       1,055
Delaware County, PA
  Industrial
  Development Authority
  Revenue Bonds,
  Series A
   6.50%, 1/1/08              BB-      200         192
Detroit, MI Downtown
  Development Authority
  Tax Increment Revenue
  Bonds (MBIA)
   4.65%, 7/1/10              AAA    1,330       1,254
Du Page & Will Counties, IL
  Community School District No.
  204, General Obligation Bonds
  (FSA)
   4.80%, 12/30/13            AAA    1,150       1,067

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)!
------------------------------------------------------
Duneland, IN School
  Building Corp.
  Revenue Bonds (MBIA)
   4.85%, 8/1/13              AAA    $1,045   $    977
East Detroit, MI,
  School District
  General Obligation
  Bonds (FGIC)
   4.55%, 5/1/11              AAA    1,075         996
East Porter County, IN
  School Building Corp.
  Revenue Bonds
   4.70%, 7/15/12             AAA    1,025         948
Elizabeth Forward, PA
  School District,
  Series B (MBIA)
   Zero Coupon, 9/1/11        AAA    1,250         674
Ephrata, PA Area School
  District, Series C
  (FGIC)
   4.60%, 10/15/11            AAA    1,000         927
+ Erie, PA Sewer
  Authority Revenue
  Bonds, Series A
  (AMBAC)
   5.00%, 6/1/11              Aaa      455         446
+ Essex County, NJ
  Utility Authority
  Revenue Bonds, Series
  A (FSA)
   4.80%, 4/1/14              Aaa    1,005         934
Fort Wayne, IN Hospital
  Authority, Hospital
  Revenue Bonds (MBIA)
   4.70%, 11/15/11            AAA    1,100       1,004
Fort Worth, TX
  Independent School
  District (PSFG)
   Zero Coupon, 2/15/08       AAA      940         621
Georgetown County, SC,
  Pollution Control
  Facility Revenue
  Bonds
   5.125%, 2/1/12             BBB+     725         667
Georgia State Housing &
  Financing Authority,
  Series A A2 (FHA)
   5.875%, 12/1/19            AAA       90          91
Girard Area, PA School
  District (FGIC)
   Zero Coupon, 10/1/18       AAA      700         238
   Zero Coupon, 10/1/19       AAA      250          79
+ Grand Haven, MI Area
  Public Schools
   4.70%, 5/1/12              Aaa    1,300       1,215
+ Hamilton County, IN
  Redevelopment
  Authority Revenue
  Bonds (MBIA)
   4.90%, 8/1/13              Aaa    1,160       1,081

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)!
------------------------------------------------------
Hawaii State
  Certificate of
  Participation
  Series A (AMBAC)
   4.80%, 5/1/12              AAA    $1,275   $  1,168
Houston, TX Housing
  Finance & Development
  Corp., Single Family
  Mortgage Revenue
  Bonds, Series B-1
   8.00%, 6/1/14              A        200         208
Houston, TX Water &
  Sewer System Revenue
  Bonds, Series A (FSA)
   Zero Coupon, 12/1/21       AAA    6,510       1,793
   Zero Coupon, 12/1/22       AAA    2,150         554
+ Howard Suamico, WI
  School District
  General Obligation
  Bonds (FSA)
   4.60%, 3/1/12              Aaa      360         331
   4.75%, 3/1/14              Aaa    1,115       1,018
+ Huron Valley, MI
  School District
  (FGIC)
   4.65%, 5/1/11              Aaa    1,095       1,027
+ Idaho Housing &
  Finance Association,
  Single Family
  Mortgage Revenue
  Bonds, Series H-2
   5.40%, 7/1/27              Aaa      135         134
Illinois Development
  Finance Authority
  Revenue Bonds (FGIC)
   Zero Coupon, 12/1/09       AAA    2,000       1,196
+ Illinois Health
  Facility Authority
  Revenue Bonds
   5.00%, 11/15/12            Aaa    1,000         948
Indiana State
  University Revenue
  Bonds, Series I
  (FGIC)
   5.20%, 10/1/12             AAA    1,640       1,615
+ Indiana
  Transportation
  Finance Authority
  Highway Revenue
  Bonds, (AMBAC)
   Zero Coupon, 12/1/16       Aaa    1,695         654
Indianapolis Airport
  Authority Revenue
  Bonds
   7.10%, 1/15/17             BBB      375         389

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)!
------------------------------------------------------
Intermountain Power
  Agency, UT Power
  Supply Revenue Bonds,
  Series:                     A+    $1,750        $642
  A Zero Coupon, 7/1/17
  B (MBIA)
   6.50%, 7/1/09              AAA      300         329
+ Jefferson Parish, LA
  School Board Sales &
  Use Tax Revenue Bonds
  (FSA)
   Zero Coupon, 9/1/06        Aaa     1,000        719
+ Kane & De Kalb
  Counties, IL Unit
  School District
  (AMBAC)
   Zero Coupon, 12/1/09       Aaa      725         432
+ King County, WA
  Liberty System
  Facility Revenue
  Bonds (AMBAC)
   4.85%, 12/1/13             Aaa    1,110       1,036
+ Lehigh County, PA
  General Purpose
  Authority Revenue
  Bonds, Lehigh Valley
  Health Networks,
  Series C (MBIA)
   4.90%, 7/1/11              Aaa    1,195       1,131
Long Island, NY Power
  Authority, Electric
  System Revenue Bonds,
  Series A (FSA)
   Zero Coupon, 12/1/15       AAA    2,535       1,064
Maine Municipal Bond
  Bank, Series C (FSA)
   5.10%, 11/1/12             AAA    1,130       1,113
Maryland State Economic
  Development Corp.
  Revenue Bonds,
   7.50%, 12/1/14             N/R      350         345
Massachusetts State
  Development Financing
  Agency, Resource
  Recovery Revenue
  Bonds,
   6.90%, 12/1/29             BBB      250         249
Massachusetts State
  Health & Educational
  Facilities Authority
  Revenue Bonds,
   4.80%, 7/1/12              AAA    1,665       1,531
Massachusetts State
  Port Authority
  Revenue Bonds
  Series 99 A
   5.75%, 10/1/29             BB+      900         898

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)!
------------------------------------------------------
Michigan State Hospital
  Finance Authority
  Revenue Bonds, Series
  A (MBIA)
   5.00%, 2/15/12             AAA    $1,000   $    951
Midland, TX Independent
  School District
  (PSFG)
   Zero Coupon, 8/15/06       AAA      750         538
Minnesota State Housing
  & Finance Agency
  Single Family
  Mortgage Revenue
  Bonds, Series E
   5.05%, 7/1/24              AA+      330         330
Mobile, AL Industrial
  Development Board
  Solid Waste Disposal
  Revenue Bonds,
   6.95%, 1/1/20              BBB-     269          88
+## Montana State
  Health Facilities
  Authority Revenue
  Bonds (AMBAC)
   Zero Coupon, 2/25/25       Aaa    2,900       2,900
Montgomery County, PA
  Industrial
  Development Authority
  Pollution Control
  Revenue Bonds,
   5.20%, 10/1/30             BBB+     850         825
Montour, PA School
  District (MBIA)
   Zero Coupon, 1/1/13        AAA      300         147
+ Morton Grove, IL
  (FGIC)
   4.50%, 12/1/13             Aaa    1,480       1,315
Nassau County, NY
  Tobacco Settlement
  Corp.
   6.50%, 7/15/27             A-       650         656
Nebraska Investment
  Finance Authority
  Revenue Bonds,
  Series:
  B
   5.60%, 3/1/20              AAA      605         607
  D
   5.80%, 3/1/20              AAA      185         185
+ Nevada Housing
  Division,
  Series:
  A-2
   5.30%, 4/1/28              Aaa    1,030       1,003
  B-2
   5.70%, 10/1/27             Aaa      875         871
  C
   5.65%, 4/1/27              Aaa      100         100
  E (FHA)
   5.35%, 10/1/27             Aaa      590         585

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)!
------------------------------------------------------
New Jersey Economic
  Development Authority
  Revenue Bonds, Series
  A
   Zero Coupon, 4/1/12        N/R    $ 625    $    279
New York City, NY
  General Obligation
  Bonds, Series G
  (MBIA)
   5.00%, 8/1/12              AAA    1,000         969
## New York City, NY
  General Obligation
  Inverse Bonds
   18.101%, 10/1/03           A-       350         480
New York City, NY
  Industrial
  Development Agency
  Revenue Bonds (FSA)
   6.00%, 11/1/15             AAA    2,175       2,247
New York State
  Dormitory Authority
  Revenue Bonds
  Series E
   5.10%, 2/15/11 (FSA)       AAA      825         810
  Series H (FGIC)
   5.10%, 2/15/11             AAA    1,250       1,227
   5.125%, 7/1/11             AAA    1,000         989
Noblesville, IN High
  School Building Corp.
  (AMBAC)
   Zero Coupon, 2/15/19       AAA    1,850         612
North Carolina Housing
  & Finance Agency
  Revenue Bonds,
  Series:
  JJ
   5.75%, 3/1/23              AA       110         110
  RR
   5.00%, 9/1/22              AA     1,520       1,491
North Carolina
  Municipal Power
  Agency, Electric
  Revenue Bonds,
   6.625%, 1/1/10             BBB+     850         895
+ North Dakota State
  Housing & Finance
  Agency Revenue Bonds,
  Series C
   5.15%, 1/1/21              Aa3    1,124       1,124
+ North Hempstead, NY
  General Obligation
  Bonds, Series B
  (FGIC)
   5.00%, 3/1/12              Aaa      890         863
Okemos, MI Public
  School District
  (MBIA)
   Zero Coupon, 5/1/15        AAA      900         385
Oley Valley, PA School
  District (AMBAC)
   Zero Coupon, 5/15/09       AAA      760         468

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)!
------------------------------------------------------
Orange County, FL
  Health Facilities
  Authority Revenue
  Bonds,
   Zero Coupon,
   10/15/26                   AA     $2,900   $  2,900
Orange County, FL
  Housing & Finance
  Authority Single
  Family Mortgage
  Revenue Bonds,
   5.10%, 9/1/27              AAA      450         441
Ouachita Parish, LA
  West Ouachita Parish
  School District
  Revenue Bonds (MBIA)
   4.70%, 9/1/14              AAA    1,020         922
Parkland, PA School
  District (FGIC)
   4.60%, 9/1/10              AAA      250         235
!! Penn Hills Township,
  PA
   Zero Coupon, 6/1/12        N/R    1,615         757
  Series B
   Zero Coupon, 12/1/13       N/R      500         212
Pennsylvania Convention
  Center Authority
   6.25%, 9/1/04              BBB      250         256
   6.70%, 9/1/16 (FGIC)       AAA      500         565
Pennsylvania Housing &
  Finance Authority,
  Series:
  47
   5.20%, 4/1/27              AA+      320         320
  48
   5.375%, 10/1/16            AA+      235         232
  50A
   5.35%, 10/1/08             AA+      170         171
  51
   5.65%, 4/1/20              AA+      200         201
  52B
   5.55%, 10/1/12             AA+      480         480
Philadelphia, PA
  Authority For
  Industrial
  Development Revenue
  Bonds, Series A
   6.50%, 10/1/27             N/R      320         306
Philadelphia, PA Gas
  Works
   5.80%, 7/1/01              BBB      200         202
+ Philadelphia, PA
  Hospitals & Higher
  Education Facilities
  Authority Revenue
  Bonds
   6.15%, 7/1/05              Baa3      50          52
+ Philadelphia, PA
  Hospitals
   10.875%, 7/1/08            Aaa      120         143

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)!
------------------------------------------------------
Philadelphia, PA Water
  & Wastewater Revenue
  Bonds (FGIC)
   5.15%, 6/15/04             AAA    $  50    $     50
Pittsburgh, PA General
  Obligation Bonds
  (AMBAC)
   6.50%, 4/1/11              AAA      245         259
Plymouth County, MA
  Correctional Facility
  (AMBAC)
   4.70%, 4/1/11              AAA    1,000         944
Port Authority, NY & NJ
  Special Obligation
  Revenue Bonds
   7.00%, 10/1/07             N/R      700         728
Port Seattle, WA
  Revenue Bonds (AMBAC)
   4.875%, 8/1/10             AA-    1,475       1,430
Richardson, TX, Hotel
  Occupancy
  Certificates of
  Obligation (FGIC)
   5.75%, 2/15/17             AAA    1,405       1,422
Robinson Township, PA
   6.90%, 5/15/18             AAA      110         121
Rock Island, IL School
  District, General
  Obligation Bonds
  (FSA)
   5.00%, 12/1/11             AAA    1,000         975
+ Rose Tree Media, PA
  School District,
  General Obligation
  Bonds
   4.60%, 2/15/13             Aaa    1,025         931
Saginaw, MI Hospital
  Financing Authority
  Revenue Bonds,
   5.375%, 7/1/19             AAA    1,265       1,200
San Bernardino County,
  CA,
  Series A (MBIA)
   5.50%, 7/1/16              AAA    1,600       1,606
Savannah, GA Economic
  Development Authority
  Revenue Bonds,
   7.40%, 4/1/26              N/R      310         306
Scranton, PA Health &
  Welfare Authority
  Revenue Bonds
   6.625%, 7/1/09             AAA      115         121
Southeastern Area
  Schools, PA Revenue
  Bonds,
  Series:
  A
   Zero Coupon, 10/1/06       A        200         142
  B
   Zero Coupon, 10/1/06       A        390         277

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
(CONT'D)                 & POOR'S)    (000)     (000)!
------------------------------------------------------
St. Charles Parish, LA
  Pollution Control
  Revenue Bonds Series
  C
   5.35%, 10/1/29             BBB-   $ 950    $    934
Steel Valley, PA
  Allegheny County
   Zero Coupon, 11/1/17       A        650         223
Steel Valley, PA School
  District
   Zero Coupon, 11/1/11       A      1,170         603
Stroudsburg, PA Area
  School District
  General Obligation
  Bonds (FGIC)
   4.95%, 10/1/11             AAA    1,000         972
Terrebonne Parish, LA
  Hospital Service
  District Revenue
  Bonds (AMBAC)
   4.95%, 4/1/10              AAA    1,330       1,272
Texas State Housing &
  Community Revenue
  Bonds Series D
   5.45%, 3/1/21              AAA    1,015       1,016
+ Toledo-Lucas County,
  OH Port Authority
  Revenue Bonds,
   6.45%, 12/15/21            Baa2     900         884
TSASC, Inc., NY
  Series 1
   6.25%, 7/15/27             A        550         546
+ Tyler, TX Health
  Facilities
  Development Corp.,
  Series A
   5.25%, 7/1/02              Baa2     425         421
Upper Darby Township,
  PA (AMBAC)
   Zero Coupon, 7/15/11       AAA      525         285
Vancouver, WA Water &
  Sewer Revenue Bonds
  (MBIA)
   4.60%, 6/1/13              AAA    1,000         904
Washington County, West
  PA Power Co.
   4.95%, 3/1/03              A        150         149
Washington State
  Healthcare Facilities
  Authority Revenue
  Bonds
   4.70%, 10/1/11 (FSA)       AAA    1,075         985
   5.125%, 11/15/11
     (AMBAC)                  AAA    1,000         973
Washoe County, NV
  General Obligation
  Bonds Series B (FSA)
   Zero Coupon, 7/1/18        AAA    4,235       1,415

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)!
------------------------------------------------------
West Texas Municipal
  Power Agency Revenue
  Bonds (MBIA)
   4.90%, 2/15/11             AAA    $1,520   $  1,463
Whatcom County, WA
  School District
  General Obligation
  Bonds,
  Series A (FGIC)
   4.90%, 12/1/10             AAA    1,780       1,725
+ Winnebago County, IL
  School District
  General Obligation
  Bonds (FSA)
   Zero Coupon, 1/1/14        Aaa    3,600       1,662
Wisconsin Housing &
  Economic Development
  Authority Home
  Ownership Revenue
  Bonds, Series E
   5.125%, 9/1/26             AA     2,430       2,407
+ Wisconsin State
  Health & Educational
  Facilities Authority
  Revenue Bonds,
  (AMBAC)
   5.625%, 2/15/12            Aaa    1,000       1,010
  Series B (MBIA)
   4.95%, 6/1/12              Aaa    1,255       1,175
Ypsilanti, MI School
  District General
  Obligation Bonds
  (FGIC)
   4.70%, 5/1/12              AAA    1,115       1,034
------------------------------------------------------
GROUP TOTAL                                    115,655
------------------------------------------------------
ASSET BACKED CORPORATES (0.3%)
ALPS
  Series 96-1 DX
   12.75%, 6/15/06            BB-      430         430
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (0.4%)
Government National
  Mortgage Association,
  Series:
  99-43 Inv Fl IO
   2.60%, 11/16/29            Tsy    3,406         133
  99-44 Inv Fl IO
   2.75%, 12/16/29            Tsy    2,710         134
  00-9 Inv Fl IO
   3.18%, 2/16/30             Tsy    4,720         272
------------------------------------------------------
GROUP TOTAL                                        539
------------------------------------------------------
FINANCE (2.3%)
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28             A+     $ 755    $    649
Nationsbank Corp.
   6.80%, 3/15/28             A        780         681

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)!
------------------------------------------------------
(+) New England
  Mutual
   7.875%, 2/15/24            A+     $ 625    $    622
PNC Funding Corp.
   6.125%, 2/15/09            BBB+     350         313
   7.50%, 11/1/09             BBB+     270         265
Washington Mutual,
  Inc.,
  Series A
   8.206%, 2/1/27             BBB-     640         597
------------------------------------------------------
GROUP TOTAL                                      3,127
------------------------------------------------------
INDUSTRIAL (2.0%)
Columbia/HCA Healthcare
  Corp.
   7.50%, 12/15/23            BB+      775         631
Comcast Cable
  Communications
   6.20%, 11/15/08            BBB      630         565
Federated Department
  Stores, Inc.
   6.90%, 4/1/29              BBB+     400         348
Kroger Co.
   7.70%, 6/1/29              BBB-     580         547
News America Holdings
   7.75%, 2/1/24              BBB-     655         613
------------------------------------------------------
GROUP TOTAL                                      2,704
------------------------------------------------------
TELEPHONES (1.0%)
(+) Global Crossing
  Holdings Ltd.
   9.125%, 11/15/06           BB       375         359
!! MCI WorldCom, Inc.
   6.95%, 8/15/28             A-       665         613
Qwest Communications
  International, Inc.,
  Series B
   8.29%, 2/1/08              BB+      570         447
------------------------------------------------------
GROUP TOTAL                                      1,419
------------------------------------------------------
UTILITIES (0.4%)
CMS Panhandle Holdings
  Co.
   7.00%, 7/15/29             BBB-     390         343
(+) Southern Energy,
  Inc.
   7.90%, 7/15/09             BBB      300         291
------------------------------------------------------
GROUP TOTAL                                        634
------------------------------------------------------

                           RATINGS     FACE
                         (STANDARD   AMOUNT      VALUE
                         & POOR'S)    (000)     (000)!
------------------------------------------------------
YANKEE (1.8%)
(+)!! Hutchison Whampoa
  Financial, Series B
   7.45%, 8/1/17              A      $ 525    $    495
(+) Ras Laffan
  Liquefied Natural Gas
  Co.
   8.294%, 3/15/14            BBB+     570         550
Republic of Argentina
  Par
   11.75%, 4/7/09             BB       275         273
Republic of Columbia
   8.625%, 4/1/08             BB+      805         676
United Mexican States
  Par Bond,
  Series B
   6.25%, 12/31/19            BB+      490         418
------------------------------------------------------
GROUP TOTAL                                      2,412
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
$128,388)                                      126,920
------------------------------------------------------
CASH EQUIVALENTS (7.2%)
------------------------------------------------------
                                     SHARES
                                     -----
MONEY MARKET FUNDS (5.9%)
Dreyfus Basic Municipal Money Market
 Fund                             4,081,812      4,082
Vanguard Municipal Money Market
 Fund                             4,077,224      4,077
------------------------------------------------------
GROUP TOTAL                                      8,159
------------------------------------------------------
                                       FACE
                                     AMOUNT
                                      (000)
                                     -----
REPURCHASE AGREEMENT (1.3%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to be
  repurchased at $1,731,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at
  $1,747                             $1,730      1,730
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $9,889)             9,889
------------------------------------------------------
TOTAL INVESTMENTS (99.7%) (Cost $138,277)      136,809
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MUNICIPAL
PORTFOLIO (UNAUDITED)

                                               VALUE
(CONT'D)                                       (000)!
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
Cash                                          $     52
Interest Receivable                              1,759
Receivable for Forward Commitments              28,890
Receivable for Fund Shares Sold                    394
Other Assets                                        10
Unrealized Gain on Swaps                            26
Dividend Payable                                  (283)
Payable for Investments Purchased               (1,405)
Payable for Forward Commitments                (28,764)
Payable for Fund Shares Redeemed                    (3)
Payable for Investment Advisory Fees              (107)
Payable for Administrative Fees                     (7)
Payable for Daily Variation Margin on
  Futures Contracts                               (117)
Other Liabilities                                  (51)
                                              --------
                                                   394
------------------------------------------------------
NET ASSETS (100%)                             $137,203
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 12,214,216 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $137,203
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  11.23
------------------------------------------------------

                                               VALUE
                                               (000)!
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $140,760
Undistributed Net Investment Income (Loss)         128
Undistributed Realized Net Gain (Loss)          (1,974)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                         (1,468)
  Futures and Swaps                               (243)
------------------------------------------------------
NET ASSETS                                    $137,203
------------------------------------------------------

!      See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for future contracts.
+      Moody's Investors Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
##     Variable of floating rate security-rate disclosed
        is as of March 31, 2000
AMBAC  American Municipal Bond Assurance Corporation
Inv    Inverse Floating Rate-Interest rate fluctuates
  Fl    with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at March 31, 2000.
IO     Interest Only
FGIC   Financial Guaranty Insurance Corporation
FHA    Federal Housing Administration
FSA    Financial Security Assurance
MBIA   Municipal Bond Insurance Association
N/R    Not rated by Moody's Investors Service, Inc., or
        Standard & Poor's Corporation.
PSFG   Permanent School Fund Guaranteed

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Global Fixed Income Portfolio invests in high-grade fixed-income securities from around the world, including the United States. Miller Anderson & Sherrerd manages the duration, country, and currency exposure of the portfolio by combining research on relative values with analyses of economic, interest rate, and exchange rate trends. Particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering the highest real interest rates and steepest yield curves, after adjusting for differences in the fiscal soundness of each country. Foreign currency exposure is handled as a separate management decision and foreign currencies which MAS judges to be significantly overvalued are hedged.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                        MAS GLOBAL     SALOMON WORLD
                       FIXED INCOME   GOV'T BOND INDEX
                       -------------------------------
SIX MONTHS
                          (1.91)%          (1.16)%
ONE YEAR
                          (2.75)           (0.24)
FIVE YEARS
                           4.81             4.27
SINCE INCEPTION
                           5.68             5.76

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Global Fixed Income Portfolio commenced operations on 4/30/93. Total returns are compared to the Salomon World Government Bond Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (92.8%)

--------------------------------------------------------
                         RATINGS      FACE
                        (STANDARD    AMOUNT       VALUE
MARCH 31, 2000          & POOR'S)     (000)      (000)!
--------------------------------------------------------
BRITISH POUND (2.9%)
# NTL, Inc.
   0.00%, 4/1/08            B-     GBP     175   $   184
Orange plc
   8.625%, 8/1/08           BB+            235       383
(+)# Telewest plc
   0.00%, 4/15/09           B+             105        98
United Kingdom
  Treasury Bill
   8.00%, 6/10/03           AAA            390       651
--------------------------------------------------------
GROUP TOTAL                                        1,316
--------------------------------------------------------
CANADIAN DOLLAR (3.3%)
Government of Canada
   7.50%, 3/1/01            AAA    CAD   2,180     1,521
--------------------------------------------------------
DANISH KRONE (4.9%)
Kingdom of Denmark
   5.00%, 8/15/05           AAA    DKK  17,600     2,225
--------------------------------------------------------
EURO (31.7%)
Colt Telecom Group plc
   7.625%, 7/31/08          B+     EUR     345       317
## GMAC Global Bond
   3.42%, 9/25/02           A-             716       682
Government of France
  O.A.T.
   5.25%, 4/25/08           AAA          1,025       983
Government of Germany
   4.00%, 7/4/09            AAA            630       535
   6.25%, 1/4/24            AAA            576       595
   6.50%, 7/4/27            AAA          1,995     2,128
   6.875%, 5/12/05          AAA          2,590     2,687
Kredit fuer
  Wiederaufbau
   5.00%, 1/4/09            AAA            575       530
# Lloyds TSB Bank plc
   5.625%, 7/15/49          A+             375       334
Mannesmann Finance BV
   4.75%, 5/27/09           A              305       261
Pearson plc
   6.125% 2/1/07            BBB+           200       193
Republic of Italy BTPS
   4.25%, 11/1/09           AA           1,550     1,354
   9.50%, 2/1/06            AA             591       686
   10.00%, 8/1/03           AA           1,212     1,338
Spanish Government
   5.15%, 7/30/09           AA+          1,571     1,474

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO (UNAUDITED)

                         RATINGS          FACE
                       (STANDARD        AMOUNT    VALUE
(CONT'D)               & POOR'S)         (000)   (000)!
--------------------------------------------------------
Tecnost
  International
  Finance NV
   6.125%, 7/30/09          BBB+   EUR     155   $   144
(+) Tyco International
  Group S.A.
   6.125%, 4/4/07           A-             200       191
--------------------------------------------------------
GROUP TOTAL                                       14,432
--------------------------------------------------------
JAPANESE YEN (16.1%)
Credit Locale de
  France
   6.00%, 10/31/01          AA+    JPY   75,000      794
European Investment
  Bank
   3.00%, 9/20/06           AAA         88,000       941
Export-Import Bank of
  Japan
   2.875%, 7/28/05          AAA         80,000       847
Federal National
  Mortgage
  Association-Global
   1.75%, 3/26/08           Agy        100,000       980
Government of Japan
   0.90%, 12/22/08          AAA        344,000     3,112
International Bank for
  Reconstruction &
  Development
   6.75%, 6/18/01           AAA         64,000       672
--------------------------------------------------------
GROUP TOTAL                                        7,346
--------------------------------------------------------
SWEDISH KRONA (3.3%)
Swedish Government
   6.00%, 2/9/05            AAA    SEK   12,500    1,491
   13.00%, 6/15/01          AA+             75         9
--------------------------------------------------------
GROUP TOTAL                                        1,500
--------------------------------------------------------
UNITED STATES DOLLAR (30.6%)
AGENCY FIXED RATE MORTGAGES (5.3%)
Federal National
  Mortgage Association
  April TBA
   6.00%, 4/1/30            Agy    US$     500       455
Government National
  Mortgage Association
  April TBA
   7.00%, 4/1/30            Tsy          2,000     1,937
--------------------------------------------------------
GROUP TOTAL                                        2,392
--------------------------------------------------------

                         RATINGS          FACE
                       (STANDARD        AMOUNT    VALUE
                       & POOR'S)         (000)   (000)!
--------------------------------------------------------
ENERGY (1.4%)
CMS Energy Corp.
   7.50%, 1/15/09           BB     US$     220   $   194
Conoco, Inc.
   6.95%, 4/15/29           A-             310       285
Tennessee Gas Pipeline
  Co.
   7.00%, 10/15/28          BBB+           190       167
--------------------------------------------------------
GROUP TOTAL                                          646
--------------------------------------------------------
FINANCE (8.1%)
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27            BBB+           160       151
Bank One Corp.
   7.625%, 10/15/26         A-             150       142
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26           A              325       302
EOP Operating LP
   6.763%, 6/15/07          BBB            140       129
   7.50%, 4/19/29           BBB+            95        83
Equitable Companies,
  Inc.
   7.00%, 4/1/28            A+             275       247
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28           A+             305       262
GS Escrow Corp.
   7.125%, 8/1/05           BB+            250       222
Household Finance
  Corp.
   7.875%, 3/1/07           A              250       253
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24           A+             300       264
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26          BBB+           425       391
(+) Prudential
  Insurance Co.
   8.30%, 7/1/25            A-             300       311
Washington Mutual
  Capital I, Inc.
   8.375%, 6/1/27           BBB-           100        94
Washington Mutual,
  Inc.,
  Series A
   8.206%, 2/1/27           BBB-           130       121
(+) World Financial
  Properties,
  Series 96 WFP-D
   6.95%, 9/1/13            AA-            775       719
--------------------------------------------------------
GROUP TOTAL                                        3,691
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS          FACE
                       (STANDARD        AMOUNT    VALUE
                       & POOR'S)         (000)   (000)!
--------------------------------------------------------
INDUSTRIALS (8.5%)
Columbia/HCA
  Healthcare Corp.
   7.19%, 11/15/15          BB+    US$     270   $   221
   7.50%, 12/15/23          BB+            125       102
CSC Holdings, Inc.
   7.25%, 7/15/08           BB+            245       229
Delphi Automotive
  Systems Corp.
   7.125%, 5/1/29           BBB            270       235
Federated Department
  Stores, Inc.
   6.90%, 4/1/29            BBB+           195       170
   7.00%, 2/15/28           BBB+            25        22
(+) Florida Windstorm
   7.125%, 2/25/19          AAA            380       356
Ford Motor Co.
   6.625%, 10/1/28          A+             200       176
International Game
  Technology
   8.375%, 5/15/09          BB+            165       150
Kroger Co.
   8.05%, 2/1/10            BBB-           200       201
Lockheed Martin Corp.
   8.20%, 12/1/09           BBB-           160       160
Monsanto Co.
   6.60%, 12/1/28           A              295       259
News America Holdings, Inc.
   8.875%, 4/26/23          BBB-           285       301
# Rhone-Poulenc Rorer,
  Inc.,
  Series 92-A 3
   8.62%, 1/5/21            A              215       219
Saks, Inc.
   7.375%, 2/15/19          BB+            130       106
Scotia Pacific Co. LLC
   7.71%, 7/20/28           BBB            410       308
Tenet Healthcare
  Corp.,
  Series B
   7.625%, 6/1/08           BB+            220       200
USA Waste Services,
  Inc.
   7.00%, 7/15/28           BBB            145       109
Wal-Mart Stores, Inc.
   7.55%, 2/15/30           AA             245       252
Waste Management, Inc.
   7.375%, 5/15/29          BBB            120        95
--------------------------------------------------------
GROUP TOTAL                                        3,871
--------------------------------------------------------
TELEPHONES (3.3%)
!! AT&T Corp.
   6.50%, 3/15/29           AA-            320       278
BellSouth
  Telecommunications,
  Inc.
   6.375%, 6/1/28           AAA            175       150
Comcast Cable
  Communications
   8.375%, 5/1/07           BBB    US$     160       164

                         RATINGS          FACE
                       (STANDARD        AMOUNT    VALUE
                       & POOR'S)         (000)   (000)!
--------------------------------------------------------
(+) Global Crossing
  Holdings Ltd.
   9.125%, 11/15/06         BB             195   $   187
GTE Corp.
   6.94%, 4/15/28           A              195       177
MCI WorldCom, Inc.
   6.95%, 8/15/28           A-             435       401
# Nextel
  Communications, Inc.
   0.00%, 9/15/07           B              225       164
--------------------------------------------------------
GROUP TOTAL                                        1,521
--------------------------------------------------------
YANKEE (4.0%)
Abbey National plc
   7.95%, 10/26/29          AA-            215       215
Ahold Finance USA,
  Inc.
   6.875%, 5/1/29           A-             175       151
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17            A              195       184
(+) Oil Purchase Co.
   7.10%, 4/30/02           BBB-           145       139
(+) Oil Purchase Co.
  II
   10.73%, 1/31/04          BBB-            36        36
(+) Petrozuata
  Finance, Inc.
   8.22%, 4/1/17            BB             375       291
Republic of Colombia
   8.70%, 2/15/16           BB+            195       148
United Mexican States
  Par Bond,
  Series A
   6.25%, 12/31/19          BB+            410       350
(+) Vodafone AirTouch
  plc
   7.625%, 2/15/05          A               45        45
   7.75%, 2/15/10           A               70        71
   7.875%, 2/15/30          A              175       178
--------------------------------------------------------
GROUP TOTAL                                        1,808
--------------------------------------------------------
TOTAL UNITED STATES DOLLAR                        13,929
--------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $44,925)      42,269
--------------------------------------------------------
PREFERRED STOCK (2.7%)
--------------------------------------------------------
                                        SHARES
                                        ------
MORTGAGE-OTHER (2.7%)
(+)+ Home Ownership
  Funding Corp.
   13.331% (Cost
   $1,244)                  Aaa          1,575     1,236
--------------------------------------------------------
TOTAL INVESTMENTS (95.5%) (Cost $46,169)          43,505
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
PORTFOLIO (UNAUDITED)

                                                  VALUE
(CONT'D)                                         (000)!
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (4.5%)
Foreign Currency (Cost $917)                     $   922
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $54)                                54
Dividends Receivable                                  52
Interest Receivable                                  927
Receivable for Investments Sold                    3,735
Receivable for Fund Shares Sold                      806
Unrealized Gain on Forward Foreign Currency
  Contracts                                          120
Other Assets                                           7
Payable to Custodian                                (814)
Payable for Investments Purchased                 (1,245)
Payable for Forward Commitments                   (2,369)
Payable for Fund Shares Redeemed                      (3)
Payable for Investment Advisory Fees                 (47)
Payable for Administrative Fees                       (3)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (6)
Payable for Daily Variation on Futures
  Contracts                                          (15)
Unrealized Loss on Swap Agreements                   (52)
Other Liabilities                                    (22)
                                                 -------
                                                   2,047
--------------------------------------------------------
NET ASSETS (100%)                                $45,552
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 4,761,201 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                   $45,552
--------------------------------------------------------
NET ASSET VALUE PER SHARE                        $  9.57
--------------------------------------------------------

                                                  VALUE
                                                 (000)!
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                  $50,861
Undistributed Net Investment Income (Loss)           188
Undistributed Realized Net Gain (Loss)            (2,798)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (2,664)
  Foreign Currency Transactions                      129
  Futures and Swaps                                 (164)
--------------------------------------------------------
NET ASSETS                                       $45,552
--------------------------------------------------------

!    See Note A1 to Financial Statements.
(+)  144A Security. Certain conditions for public sale may
      exist
!!   A portion of these securities was pledged to cover
      margin requirements for futures contracts.
+    Moody's Investors Services, Inc. rating. Security is
      not rated by Standard & Poor's Corporation.
#    Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of March 31, 2000.
      Maturity date disclosed is the ultimate maturity.
##   Variable or floating rate security-rate disclosed is
      as of March 31, 2000.
TBA  Security is subject to delayed delivery. See Note A7
      to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The International Fixed Income Portfolio invests in high-grade foreign fixed-income securities. Miller Anderson & Sherrerd manages the duration, country, and currency exposure of the Portfolio by combining research on relative values with analyses of economic, interest rate, and exchange rate trends. Particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering the highest real interest rates and steepest yield curves, after adjusting for differences in the fiscal soundness of each country. Foreign currency exposure is handled as a separate management decision and foreign currencies which MAS judges to be significantly overvalued are hedged.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                           MAS        SALOMON WORLD
                      INTERNATIONAL     GOV'T BOND
                      FIXED INCOME    EX-U.S. INDEX
                      ------------------------------
SIX MONTHS                (3.17)%         (2.72)%
ONE YEAR                  (3.93)          (1.42)
FIVE YEARS                 3.41            2.84
SINCE INCEPTION            4.89            5.33

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The International Fixed Income Portfolio commenced operations on 4/29/94. Total returns are compared to the Salomon World Government Bond Ex-U.S. Index, an unmanaged market index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (84.4%)

----------------------------------------------------
                      RATINGS     FACE
                     (STANDARD   AMOUNT      VALUE
MARCH 31, 2000       & POOR'S)   (000)       (000)!
----------------------------------------------------
BRITISH POUND (4.4%)
Orange plc
   8.625%, 8/1/08       BB+   GBP      505  $    823
United Kingdom
  Treasury Bill
   8.00%, 6/10/03       AAA          2,490     4,160
----------------------------------------------------
GROUP TOTAL                                    4,983
----------------------------------------------------
CANADIAN DOLLAR (4.3%)
Government of Canada
   7.50%, 3/1/01        AAA   CAD    4,875     3,402
   10.00%, 6/1/08       AAA          1,635     1,410
----------------------------------------------------
GROUP TOTAL                                    4,812
----------------------------------------------------
DANISH KRONE (6.4%)
Kingdom of Denmark
   5.00%, 8/15/05       AAA   DKK   40,350     5,102
   8.00%, 5/15/03       AAA         14,640     2,032
----------------------------------------------------
GROUP TOTAL                                    7,134
----------------------------------------------------
EURO (48.4%)
Colt Telecom Group plc
   7.625%, 7/31/08      B+    EUR      741       681
GMAC
   5.50%, 2/2/05        N/R          1,000       954
## GMAC Global Bond
   3.42%, 9/25/02       A-           1,145     1,092
Government of Finland
   9.50%, 3/15/04       AA-          2,173     2,418
Government of France
  O.A.T.
   5.25%, 4/25/08       AAA          2,675     2,564
   8.50%, 10/25/19      AAA          3,700     4,753
Government of Germany
   4.00%, 7/4/09        AAA          1,670     1,418
   6.00%, 1/4/07        AAA            950       952
   6.00%, 7/4/07        AAA          2,385     2,395
   6.25%, 1/4/24        AAA          3,470     3,586
   6.50%, 7/4/27        AAA          2,090     2,229
   6.875%, 5/12/05      AAA          1,145     1,188
   7.50%, 9/9/04        AAA         10,453    11,010
   8.375%, 5/21/01      AAA          2,162     2,160
International Bank for
  Reconstruction &
  Development
   7.125%, 4/12/05      AAA          2,664     2,755
Kredit fuer
  Wiederaufbau
   5.00%, 1/4/09        AAA          1,049       966
# Lloyds TSB Bank plc
   5.625%, 7/15/49      A+             750       667

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERNATIONAL FIXED
INCOME PORTFOLIO (UNAUDITED)

                      RATINGS     FACE
                     (STANDARD   AMOUNT      VALUE
                     & POOR'S)   (000)       (000)!
----------------------------------------------------
Mannesmann Finance BV
   4.75%, 5/27/09       A     EUR      490  $    420
Netherlands Government
   8.25%, 2/15/07       AAA          5,084     5,686
Republic of Italy BTPS
   4.25%, 11/1/09       AA           4,720     4,122
   10.00%, 8/1/03       AA               1         1
Spanish Government
   5.15%, 7/30/09       AA+          1,640     1,540
Tecnost International
  Finance NV
   6.125%, 7/30/09      BBB+           300       279
(+) Tyco International
  Group S.A.
   6.125%, 4/4/07       A-             475       454
----------------------------------------------------
GROUP TOTAL                                   54,290
----------------------------------------------------
JAPANESE YEN (14.6%)
!! Credit Locale de
  France
   6.00%, 10/31/01      AA+   JPY   311,000    3,294
European Investment
  Bank
   3.00%, 9/20/06       AAA        203,000     2,171
Export-Import Bank of
  Japan
   2.875%, 7/28/05      AAA        290,000     3,069
Government of Japan
   0.90%, 12/22/08      AAA        728,000     6,586
!! International Bank
  for Reconstruction &
  Development
   6.75%, 6/18/01       AAA        121,000     1,270
----------------------------------------------------
GROUP TOTAL                                   16,390
----------------------------------------------------
SWEDISH KRONA (4.8%)
Swedish Government
   6.00%, 2/9/05        AAA   SEK   32,000     3,816
   13.00%, 6/15/01      AA+         12,625     1,601
----------------------------------------------------
GROUP TOTAL                                    5,417
----------------------------------------------------
UNITED STATES DOLLAR (1.5%)
U.S. TREASURY SECURITIES (1.5%)
U.S. Treasury Bond
   8.75%, 8/15/20       Tsy   US$      350       453
U.S. Treasury Note
   6.25%, 1/31/02       Tsy          1,250     1,244
----------------------------------------------------
GROUP TOTAL                                    1,697
----------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $102,489)                                   94,723
----------------------------------------------------

                                      FACE
                                    AMOUNT     VALUE
                                     (000)    (000)!
----------------------------------------------------
CASH EQUIVALENTS (18.1%)
----------------------------------------------------
DISCOUNT NOTE (8.9%)
Federal Home Loan Mortgage
  Corporation
   4.54%, 4/3/00              US$   10,000  $  9,996
----------------------------------------------------
REPURCHASE AGREEMENTS (9.2%)
Chase Securities, Inc.
  6.05%, dated 3/31/00, due
  4/3/00, to be repurchased
  at $3,439, collateralized
  by various U.S. Government
  Obligations, due
  4/3/00-11/15/02, valued at
  $3,471                             3,437     3,437
Goldman Sachs, Inc. 6.00%,
dated 3/31/00, due 4/3/00,
to be repurchased at $3,437,
collateralized by U.S.
Treasury Bonds, 12.00%, due
8/15/13, valued at $3,512            3,435     3,435
Merrill Lynch Securities,
  Inc. 5.90%, dated 3/31/00,
  due 4/3/00, to be
  repurchased at $3,437,
  collateralized by U.S.
  Treasury Notes, 11.625%,
  due 11/15/04, valued at
  $3,509                             3,435     3,435
----------------------------------------------------
GROUP TOTAL                                   10,307
----------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $20,303)         20,303
----------------------------------------------------
TOTAL INVESTMENTS (102.5%) (Cost $122,792)   115,026
----------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.5%)
Foreign Currency (Cost $1,156)                 1,178
Foreign Currency Held as Collateral on
  Futures (Cost $563)                            563
Interest Receivable                            2,529
Receivable for Investments Sold               13,816
Receivable for Fund Shares Sold                  284
Receivable for Variation on Futures
  Contracts                                      669
Unrealized Gain on Forward Foreign
  Currency Contracts                           1,277
Other Assets                                      15
Payable to Custodian                          (9,991)
Payable for Investments Purchased             (3,155)
Payable for Fund Shares Redeemed              (9,797)
Payable for Investment Advisory Fees            (114)
Payable for Administrative Fees                   (8)
Payable for Trustees' Deferred
  Compensation Plan-Note F                       (12)
Other Liabilities                                (30)
                                            --------
                                              (2,776)
----------------------------------------------------
NET ASSETS (100%)                           $112,250
----------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                             VALUE
                                             (000)!
----------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------
NET ASSETS
Applicable to 11,978,358 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)              $112,250
----------------------------------------------------
NET ASSET VALUE PER SHARE                   $   9.37
----------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                             $123,815
Undistributed Net Investment Income (Loss)    (1,682)
Undistributed Realized Net Gain (Loss)        (3,394)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                       (7,766)
  Foreign Currency Transactions                1,185
  Futures                                         92
----------------------------------------------------
NET ASSETS                                  $112,250
----------------------------------------------------

!    See Note A1 to Financial Statements.
(+)  144A security. Certain conditions for public sale may
      exist.
!!   A portion of these securities was pledged to cover
      margin requirements for futures contracts.
#    Step Bond-Coupon rate increases in increments to
      maturity. Rate disclosed is as of March 31, 2000.
      Maturity date disclosed is the ultimate maturity.
##   Variable or floating rate security-rate disclosed is
      as of March 31, 2000.
N/R  Not rated by Moody's Investors Service, Inc. or
      Standard & Poor's Corporation.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Intermediate Duration Portfolio invests in all sectors and maturities of the bond market, while limiting average duration to between two and five years. Miller Anderson & Sherrerd utilizes a value-based investment philosophy to actively manage the duration and yield curve structure of the Portfolio by understanding long-term trends in real interest rates and inflation. MAS selects investments in U.S. Treasuries, agencies, investment-grade corporate bonds, mortgages, foreign and other fixed-income securities based upon relative value in the marketplace.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                         MAS INTERMEDIATE DURATION           LEHMAN
                       ------------------------------     INTERMEDIATE
                       INSTITUTIONAL#    INVESTMENT<    GOV'T/CORP. INDEX
                       ------------------------------   -----------------
SIX MONTHS                  0.92%            0.89%             1.56%
ONE YEAR                    0.48             0.45              2.09
FIVE YEARS                  6.40             6.39              6.50
SINCE INCEPTION             6.62             6.62              6.71

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
8/16/99. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

Total returns for the Institutional Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Intermediate Duration Portfolio commenced operations on 10/3/94. Total returns are compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged market index. Returns for periods less than one year are cumulative.


STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (122.4%)

------------------------------------------------------
                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
MARCH 31, 2000            & POOR'S)    (000)    (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (47.4%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.50%, 5/1/19              Agy    $  20    $    22
   11.00%, 7/1/13              Agy       60         65
  Gold Pools:
   9.50%, 12/1/22              Agy      225        238
   10.00%, 6/1/17              Agy      188        201
  April TBA
   6.00%, 4/1/30               Agy    3,925      3,574
   7.00%, 4/1/30               Agy    3,070      2,954
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%, 12/1/21              Agy      501        529
   10.00%, 2/1/21-1/1/27       Agy      142        151
   10.50%, 12/1/10             Agy       56         61
  April TBA
   6.00%, 4/1/30               Agy    5,000      4,550
Government National
  Mortgage Association:
  Adjustable Rate Mortgages:
   6.375%,
     3/20/25-6/20/25           Tsy      340        342
   6.50%,
     2/20/27-1/20/28           Tsy    1,340      1,348
   6.625%, 9/20/27             Tsy      301        302
   6.875%,
     4/20/25-6/20/25           Tsy      583        585
   7.00%, 3/20/25              Tsy    1,747      1,759
  Various Pools:
   9.50%,
     11/15/16-12/15/21         Tsy    1,408      1,491
   10.00%,
     1/15/16-2/15/28           Tsy    2,276      2,432
   10.50%,
     3/15/06-2/15/18           Tsy      339        367
   11.00%,
     3/15/10-8/15/27           Tsy      937      1,028
   11.50%, 6/15/13             Tsy       58         64
   12.00%,
     12/15/12-5/15/14          Tsy       37         42
   12.50%, 12/15/10            Tsy       14         16
  April TBA
   7.00%, 4/1/30               Tsy    3,000      2,906
------------------------------------------------------
GROUP TOTAL                                     25,027
------------------------------------------------------
ASSET BACKED CORPORATES (14.8%)
(+) Aegis Auto
  Receivables Trust,
  Series 95-1 A
   8.60%, 3/20/02              N/R        2          2
AFG Receivables Trust,
  Series 97-A A
   6.35%, 10/15/02             AAA       71         71

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Chevy Chase Auto
  Receivables Trust,
  Series:
  97-4 A
   6.25%, 6/15/04              AAA    $ 124    $   123
  98-1 A
   5.97%, 10/20/04             AAA      416        411
Citibank Credit Card
  Master Trust I,
  Series 99-7 A
   6.65%, 11/15/06             AAA      475        463
Contimortgage Home
  Equity Loan Trust,
  Series 97-4 A3 PAC (11)       AAA      91         90
   6.26%, 7/15/12
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02              AAA       76         76
  97-2 A
   6.65%, 10/15/02             AAA      133        133
  98-1 A
   6.00%, 8/15/03              AAA      412        407
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05              AAA       68         68
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01              AAA      118        117
  (+) 97-2 A1
   6.85%, 11/15/02             AAA       69         68
(+) First Mortgage
  Acceptance Corp., Loan
  Receivables Trust,
  Series 96-B A1
   7.629%, 11/15/18            A         81         69
First Security Auto
  Grantor Trust,
  Series 97-B A
   6.10%, 4/15/03              AAA      112        112
Ford Credit Auto Owner
  Trust,
  Series 99-D A4
   6.40%, 10/15/02             AAA      600        594
General Electric Home
  Equity Loan Asset-
  Backed Certificates,
  Series 91-1 B
   8.70%, 9/15/11              AAA      267        267
(+)++ Global Rated
  Eligible Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06              N/R      337         84

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Green Tree Home Equity
  Loan Trust,
  Series 99-C A1
   5.99%, 7/15/30              AAA    $ 352    $   351
Green Tree Lease
  Finance,
  Series 97-1 A3
   6.17%, 9/20/05              AAA      119        119
(+) Health Care
  Receivables
  Securitization
  Program,
  Series 97-1 A
   6.815%, 7/1/01              N/R      250        250
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03              AAA       86         86
  97-B A
   5.95%, 5/15/03              AAA      129        128
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series:
  97-1 A
   6.85%, 10/25/03             AAA       77         76
  97-2 A
   6.69%, 9/25/04              AAA       72         72
  98-1 A
   6.19%, 1/25/04              AAA      101        100
MBNA Master Credit Card
  Trust,
  Series 99-I A
   6.40%, 1/18/05              AAA      325        320
MMCA Automobile Trust,
  Series:
  97-1 A3
   6.08%, 5/15/01              AAA        1          2
  99-2 A1
   6.30%, 6/15/02              AAA      358        358
Navistar Financial Corp.
  Owner Trust,
  Series 97-B A3
   6.20%, 3/15/01              AAA        1          1
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03              AAA      147        146
Nissan Auto Receivables
  Owner Trust,
  Series 00-A A3
   7.01%, 9/15/03              AAA      325        324
Olympic Automobile
  Receivables Trust,
  Series:
  94-B A2
   6.85%, 6/15/01              AAA        8          8
  94-B B
   6.95%, 6/15/01              AAA       27         27

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
(CONT'D)                  & POOR'S)    (000)    (000)!
------------------------------------------------------
Onyx Acceptance Grantor
  Trust,
  Series:
  97-2 A
   6.35%, 10/15/02             AAA    $ 148    $   147
  97-3 A
   6.35%, 1/15/04              AAA      101        100
(+) Rental Car Finance
  Corp.,
  Series 97-1 A2
   6.45%, 8/25/05              AA       255        247
(+) Team Fleet Financing
  Corp.,
  Series 97-1 A
   7.35%, 5/15/03              A-       300        298
Union Acceptance Corp.,
  Series:
  96-B A
   6.45%, 7/9/03               AAA      188        187
  96-C A2
   6.51%, 11/8/02              AAA      281        280
  97-A A2
   6.375%, 10/8/03             AAA      425        422
  97-B A2
   6.70%, 6/8/03               AAA      396        395
USAA Auto Loan Grantor
  Trust,
  Series 97-1 A
   6.00%, 5/15/04              AAA      102        101
WFS Financial Owner
  Trust,
  Series 97-C A3
   6.10%, 3/20/02              AAA       73         73
World Omni Automobile
  Lease Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/25/03             AAA       59         59
------------------------------------------------------
GROUP TOTAL                                      7,832
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (3.1%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  ## 1710-D IO
   6.513%, 6/15/20             Agy      339        339
  1983-IB IO
   8.00%, 8/15/27              Agy      671        194
Federal National
  Mortgage Association,
  Series:
  96-14 PC PO
   12/25/23                    Agy       15          9
  ## 97-24 FG REMIC
   6.644%, 9/18/22             Agy       64         64

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
  97-53 PI IO PAC
   8.00%, 8/18/27              Agy    $ 824    $   237
  191 IO
   8.00%, 1/1/28               Agy      347        101
  270 2 IO
   8.50%, 9/1/23               Agy      594        169
  281 2 IO
   9.00%, 11/1/26              Agy      520        142
  291 2 IO
   8.00%, 11/1/27              Agy      509        148
Government National
  Mortgage Association,
  Series 97-13 SB
  Inv Fl IO
   2.063%, 9/16/27             Tsy    3,750        216
------------------------------------------------------
GROUP TOTAL                                      1,619
------------------------------------------------------
COMMERCIAL MORTGAGES (4.4%)
Asset Securitization
  Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26             AAA      100         97
  +## 97-D5 PS1 IO
   0.97%, 2/14/41              Aaa    1,992        167
+ Bear Stearns
  Commercial Mortgage
  Securities, Inc.,
  Series 99-WF2 A1
   6.363%, 6/15/08             Aaa      364        354
(+) Carousel Center
  Finance, Inc.,
  Series 1 C
   7.527%, 10/15/07            BBB+      56         55
Chase Commercial
  Mortgage Securities
  Corp.,
  Series 99-2 A1
   7.03%, 10/15/08             AAA      367        361
DLJ Commercial Mortgage
  Corp.,
  Series 98-CG1 A1A
   6.11%, 12/10/07             AAA      334        317
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17             AAA    1,257         52
First-Union Chase
  Commercial Mortgage
   6.363%, 6/15/08             AAA      213        204
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series 97-C2 X IO
   1.273%, 4/15/27             Aaa    3,535        192
+## GS Mortgage
  Securities Corp. II,
  Series 97-GL X2 IO
   1.037%, 7/13/30             Aaa      973         35

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Nationslink Funding
  Corp.,
  Series 98-2 A1
   6.001%, 11/20/07            AAA    $ 344    $   325
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07              N/R      185        184
------------------------------------------------------
GROUP TOTAL                                      2,343
------------------------------------------------------
ENERGY (1.5%)
CMS Panhandle Holdings
  Co.
   6.50%, 7/15/09              BBB-     240        216
Conoco, Inc.
   6.95%, 4/15/29              A-       320        294
El Paso Energy Corp.
   6.75%, 5/15/09              BBB      150        140
Tennessee Gas Pipeline
  Co.
   7.00%, 10/15/28             BBB+     150        132
------------------------------------------------------
GROUP TOTAL                                        782
------------------------------------------------------
FEDERAL AGENCY (6.9%)
Federal National
  Mortgage Association
   5.75%, 6/15/05              Agy    3,900      3,672
------------------------------------------------------
FINANCE (19.3%)
American General Finance
   6.75%, 11/15/04             A+       120        117
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27               BBB+     225        212
Associates Corp. of
  North America
   6.00%, 4/15/03              A+        70         67
  Series H
   6.73%, 3/27/03              A+       475        466
Bank One Corp.
   6.00%, 2/17/09              A-       240        214
Bank of New York Co.
   8.50%, 12/15/04             A        310        322
BankAmerica Capital
  Corp.
   5.875%, 2/15/09             A+       430        383
Chase Manhattan Corp.
   6.00%, 2/15/09              A        170        153
CIT Group Holdings, Inc.
   6.375%, 10/1/02             A+       200        195
   7.375%, 3/15/03             A+        85         85
Citicorp,
  Series F
   6.375%, 11/15/08            A+       305        282
Countrywide Funding
  Corp.,
  Series B
   6.55%, 4/14/00              A        175        175

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Donaldson, Lufkin &
  Jenrette, Inc.
   8.00%, 3/1/05               A-     $ 175    $   177
EOP Operating LP
   6.763%, 6/15/07             BBB      255        236
(+) Equitable Life
  Assurance Society of
  the U.S.,
  Series 1A
   6.95%, 12/1/05              A+       275        265
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24              A+       300        307
(+) First Hawaiian Bank,
  Series A
   6.93%, 12/1/03              A-       350        338
FleetBoston Financial
  Corp.
   8.125%, 7/1/04              A-       200        204
(+) Florida Property &
  Casualty
   7.375%, 7/1/03              A-       125        123
Ford Motor Credit Corp.
   5.75%, 2/23/04              A+       305        287
   6.125%, 4/28/03             A+       290        280
General Motors
  Acceptance Corp.
   6.85%, 6/17/04              A        355        347
Goldman Sachs Group LP
   7.50%, 1/28/05              A+       295        295
Hartford Life Corp.
   7.65%, 6/15/27              A        200        193
Homeside Lending, Inc.
   6.875%, 6/30/02             A+       201        198
Household Finance Corp.
   6.08%, 3/8/06               A        309        299
(+) Hyatt Equities LLC
   7.00%, 5/15/02              BBB+     635        614
Marsh & McLennan
  Companies, Inc.
   6.625%, 6/15/04             AA-      225        219
(+) Metropolitan Life
  Insurance Co.
   6.30%, 11/1/03              A+       445        427
Northern Trust Corp.
   7.10%, 8/1/09               A+       350        342
Norwest Financial, Inc.
   5.625%, 2/3/09              A+       300        263
(+) PNC Institutional
  Capital
   7.95%, 12/15/26             BBB+     300        276
(+) Prime Property
  Funding II, Inc.
   6.80%, 8/15/02              A        240        234
   7.00%, 8/15/04              A        120        115
(+) Prudential Insurance
  Co.
   8.30%, 7/1/25               A-       150        155
U.S. Bancorp
   6.875%, 12/1/04             A        375        366
Washington Mutual, Inc.,
  Series A
   8.60%, 2/1/02               BBB+     195        198

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
(CONT'D)                  & POOR'S)    (000)    (000)!
------------------------------------------------------
Wells Fargo Co.
   6.625%, 7/15/04             A+     $ 210    $   205
(+) World Financial
  Properties,
  Series 96 WFP-B
   6.91%, 9/1/13               AA-      582        543
------------------------------------------------------
GROUP TOTAL                                     10,177
------------------------------------------------------
INDUSTRIALS (13.8%)
Becton, Dickinson & Co.
   6.70%, 8/1/28               A+       180        159
Columbia/HCA Healthcare
  Corp.
   6.41%, 6/15/00              BB+      210        209
Comcast Cable
  Communications
   8.125%, 5/1/04              BBB       85         86
DaimlerChrysler AG
   6.90%, 9/1/04               A+       485        476
Dayton Hudson Corp.
   6.65%, 8/1/28               A-       185        162
   6.75%, 1/1/28               A-        65         58
Deere & Co.
   6.55%, 7/15/04              A+       350        339
Delphi Automotive
  Systems Corp.
   7.125%, 5/1/29              BBB      240        209
(+) EES Coke Battery
  Co., Inc.
   7.125%, 4/15/02             BBB      107        106
Federated Department
  Stores, Inc.
   6.90%, 4/1/29               BBB+     220        191
(+) Florida Windstorm
   7.125%, 2/25/19             AAA      285        267
Hertz Corp.
   7.00%, 7/1/04               A-       270        264
Honeywell International,
  Inc.
   7.50%, 3/1/10               A        210        213
IBM Corp.
   5.375%, 2/1/09              A+       225        199
Kroger Co.
   7.70%, 6/1/29               BBB-     210        198
Lowe's Companies, Inc.
   6.875%, 2/15/28             A        305        272
Marriott International,
  Inc.
   8.125%, 4/1/05              BBB+     140        141
May Department Stores
  Co.
   5.95%, 11/1/08              A        200        181
Monsanto Co.
   6.60%, 12/1/28              A        285        250
!! Neiman Marcus Group,
  Inc.
   6.65%, 6/1/08               BBB      415        377
News America, Inc.
   6.625%, 1/9/08              BBB-     300        277
Norfolk Southern Corp.
   6.20%, 4/15/09              BBB+     200        180

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Proctor & Gamble Co.
   6.60%, 12/15/04             AA     $ 555    $   541
   6.875%, 9/15/09             AA       155        151
Raytheon Co.
   5.70%, 11/1/03              BBB-     105         98
Sun Microsystems, Inc.
   7.00%, 8/15/02              BBB+     325        323
United Technologies
  Corp.
   6.70%, 8/1/28               A+       300        270
U.S. Airways Corp.,
  Series 98-1 A
   6.85%, 1/30/18              A+       363        317
Walt Disney Co.
   7.30%, 2/8/05               A        385        385
Waste Management, Inc.
   6.125%, 7/15/01             BBB      145        139
   7.00%, 7/15/28              BBB      300        226
------------------------------------------------------
GROUP TOTAL                                      7,264
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
## Resolution Trust
  Corp.,
  Series 92-5C CMO
   8.613%, 1/25/26             AA        38         38
------------------------------------------------------
TAXABLE MUNICIPAL (0.7%)
New York State Power
  Authority Revenue
  Bonds,
  Series B
   6.11%, 2/15/11              AAA      400        390
------------------------------------------------------
TELEPHONES (3.8%)
AT&T Corp.
   6.50%, 3/15/29              AA-      320        278
BellSouth
  Telecommunications,
  Inc.
   6.375%, 6/1/28              AAA      185        159
Comcast Cable
  Communications
   8.375%, 5/1/07              BBB      255        262
GTE Corp.
   6.94%, 4/15/28              A        445        404
MCI WorldCom, Inc.
   !! 6.50%, 4/15/10           A-       200        186
   6.95%, 8/15/28              A-       240        221
(+) U.S. West Capital
  Funding
   6.875%, 8/15/01             A-       485        482
------------------------------------------------------
GROUP TOTAL                                      1,992
------------------------------------------------------
TRANSPORTATION (2.0%)
Burlington Northern
  Santa Fe
   6.70%, 8/1/28               BBB+     425        367
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17             AA+      327        303

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                            RATINGS     FACE
                          (STANDARD   AMOUNT     VALUE
                          & POOR'S)    (000)    (000)!
------------------------------------------------------
Norfolk Southern Corp.
   7.875%, 2/15/04             BBB+   $  30    $    30
Union Pacific Corp.
   6.34%, 11/25/03             BBB-     400        382
------------------------------------------------------
GROUP TOTAL                                      1,082
------------------------------------------------------
UTILITIES (1.0%)
National Rural Utilities
  Corp.
   7.375%, 2/10/03             AA       275        276
Niagara Mohawk Power Co.
   7.375%, 7/1/03              BBB-     272        269
------------------------------------------------------
GROUP TOTAL                                        545
------------------------------------------------------
YANKEE (3.6%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29              A-       165        142
(+) AT&T Canada, Inc.
   7.625%, 3/15/05             BBB      285        286
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17               A        385        363
(+) Oil Enterprises Ltd.
   6.239%, 6/30/08             AAA      468        447
(+) Oil Purchase Co.
   7.10%, 4/30/02              BBB-     145        139
Republic of Italy
   7.25%, 2/7/05               AA       150        151
(+) Vodafone AirTouch
  plc
   7.625%, 2/15/05             A        355        358
------------------------------------------------------
GROUP TOTAL                                      1,886
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $66,166)    64,649
------------------------------------------------------
PREFERRED STOCK (1.0%)
------------------------------------------------------
                                      SHARES
                                      -----
MORTGAGE-OTHER (1.0%)
(+)+ Home Ownership Funding Corp.
  13.331% (Cost $513)           Aaa     650        510
------------------------------------------------------
CASH EQUIVALENT (2.3%)
------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
                                      ------
REPURCHASE AGREEMENT (2.3%)
Chase Securities, Inc. 6.05%, dated
  3/31/00, due 4/3/00, to be
  repurchased at $1,201,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at $1,212
  (Cost $1,200)                       $1,200     1,200
------------------------------------------------------
TOTAL INVESTMENTS (125.7%) (Cost $67,879)       66,359
------------------------------------------------------

                                                VALUE
                                               (000)!
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-25.7%)
Cash                                           $    40
Dividends Receivable                                22
Interest Receivable                                690
Receivable for Investments Sold                      4
Receivable for Fund Shares Sold                     12
Other Assets                                         6
Dividend Payable                                    (7)
Payable for Forward Commitments                (13,916)
Payable for Investment Advisory Fees               (53)
Payable for Administrative Fees                     (4)
Payable for Shareholder Servicing
  Fees-Investment Class                             (2)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (6)
Payable for Daily Variation on Futures
  Contracts                                        (26)
Unrealized Loss on Swap Agreements                (286)
Other Liabilities                                  (37)
                                               -------
                                               (13,563)
------------------------------------------------------
NET ASSETS (100%)                              $52,796
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 4,371,862 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $41,679
------------------------------------------------------
NET ASSET VALUE PER SHARE                      $  9.53
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 1,166,323 outstanding
  shares of beneficial interest (unlimited
  authorization, no par value)                 $11,117
------------------------------------------------------
NET ASSET VALUE PER SHARE                      $  9.53
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $57,755
Undistributed Net Investment Income (Loss)         185
Undistributed Realized Net Gain (Loss)          (3,233)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                         (1,520)
  Futures and Swaps                               (391)
------------------------------------------------------
NET ASSETS                                     $52,796
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

INTERMEDIATE DURATION
PORTFOLIO (UNAUDITED)

(CONT'D)
---------------------------------------------------------

!      See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
++     Security is fair valued by the Adviser.
##     Variable or floating rate security-rate disclosed
        is as of March 31, 2000.
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        March 31, 2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A7 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Multi-Market Fixed Income Portfolio combines a broad array of both domestic and international fixed income securities to maximize active management opportunities within a single fixed-income strategy. The Portfolio will include the most attractively valued securities from four major areas: domestic investment-grade bonds, international bonds, high-yield bonds and emerging markets debt. MAS constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation, and controls risk through diversification within and among these four major areas.
                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                          MAS
                      MULTI-MARKET   SALOMON   SALOMON WORLD   60/20/12/8
                         FIXED        BROAD     GOV'T BOND      BLENDED
                         INCOME       INDEX    EX-U.S. INDEX     INDEX
                      ---------------------------------------------------
SIX MONTHS                2.88%       2.02%        (2.72)%        2.81%
ONE YEAR                  1.70        1.81         (1.42)         3.27
SINCE INCEPTION           3.20        5.01          3.55          4.88

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High-yield fixed-income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Multi-Market Fixed Income Portfolio commenced operations on 10/1/97. Total returns are compared to the Salomon Broad Investment Grade Index and the Salomon World Government Bond Ex-U.S. Index, both unmanaged market indices, as well as the 60/20/12/8 Blended Index, an unmanaged index comprised of 60% Salomon Broad Investment Grade Index, 20% Salomon World Government Bond Ex-U.S. Index (one half hedged into U.S. dollars), 12% CS First Boston High Yield Index, and 8% J.P. Morgan Emerging Markets Bond Index Global. Previously, the blended index included the Salomon High Yield Index as its high yield component, but the Adviser believes that the CS First Boston High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. In addition, the Adviser changed the JP Morgan Emerging Markets Bond Index to the JP Morgan Emerging Markets Bond Index Global as the emerging market component of the Blended Index because the Adviser feels that the JP Morgan Emerging Markets Bond Index Global is more appropriate to its broader country and security coverage. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (109.3%)

--------------------------------------------------------
                         RATINGS      FACE
                        (STANDARD    AMOUNT        VALUE
March 31, 2000            POOR'S)    (000)        (000)!
--------------------------------------------------------
U.S. FIXED INCOME (71.1%)
--------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (28.0%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   11.00%, 5/1/24        Agy            $  255  $    274
  April TBA
   6.00%, 4/1/30         Agy            10,800     9,835
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%, 7/1/16         Agy                 8         9
   10.00%,
     10/1/16-4/1/27      Agy               427       456
  April TBA
   6.00%, 4/1/30         Agy            11,950    10,874
Government National
  Mortgage Association:
  Various Pools:
   10.50%, 2/15/20       Tsy               274       297
  April TBA
   7.00%, 4/1/30         Tsy             5,050     4,891
--------------------------------------------------------
GROUP TOTAL                                       26,636
--------------------------------------------------------
ASSET BACKED CORPORATES (14.9%)
Arcadia Automobile Receivables Trust,
  Series:
  97-D A3
   6.20%, 5/15/03        AAA               389       386
  98-A A3
   5.90%, 11/15/02       AAA               373       371
Capital Auto
  Receivables Asset
  Trust,
  Series 99-2 A
   6.06%, 6/15/02        AAA             1,050     1,047
Chase Manhattan Auto
  Owner Trust
  Series 98-A A3
   5.70%, 9/17/01        AAA               291       290
(+)++ Commercial
  Financial Services,
  Inc.,
  Series:
  97-3 A1
   7.71%, 4/15/06        N/R               138        35
  97-5 A1
   7.72%, 6/15/05        N/R                90        23
+ Conseco Finance
  Securitizations Corp.
  Series:
  99-H AF1
   6.45%, 11/15/29       AAA               469       467
  00-1 A1 6.84%, 5/1/31  Aaa               550       548

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)


                         RATINGS      FACE
                        (STANDARD    AMOUNT        VALUE
(CONT'D)                 POOR'S)    (000)        (000)!
--------------------------------------------------------
  CPS Auto Grantor
  Trust,
  Series 97-2 A
   6.65%, 10/15/02       AAA            $  432  $    430
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05        AAA               461       458
Daimler Benz Vehicle
  Trust
  Series 98-A A3
   5.16%, 12/20/07       AAA             1,200     1,184
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.97%, 9/17/03        AAA               500       500
Ford Credit Auto Owner
  Trust,
  Series:
  98-B A3
   5.85%, 10/15/01       AAA               690       688
  99-C A3
   5.77%, 11/15/01       AAA               965       960
  99-D A3
   6.20%, 4/15/02        AAA             1,094     1,090
Green Tree Lease
  Finance,
  Series 97-1 A3
   6.17%, 9/20/05        AAA               330       329
Greenpoint Manufactured
  Housing,
  Series 99-5 A1
   6.75%, 4/25/01        AAA               460       457
Harley Davidson
  Eaglemark Motorcycle
  Trust,
  Series:
  98-2 A1
   5.77%, 9/16/02        AAA               345       343
  99-3 A1
   6.22%, 2/15/04        AAA               419       417
+ HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16       Aaa               393       391
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03        AAA               464       461
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04        AAA                26        26
MMCA Automobile Trust
  Series 99-2 A1
   6.30%, 6/15/02        AAA               636       636
(+) New Holland
  Equipment Receivables
  Trust,
  Series 99-A A2
   6.39%, 10/15/02       AAA               500       495

                         RATINGS      FACE
                        (STANDARD    AMOUNT        VALUE
                          POOR'S)    (000)        (000)!
--------------------------------------------------------
Nissan Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   6.15%, 2/15/03        AAA            $  326  $    325
  98-A A
   5.45%, 4/15/04        AAA               459       457
Nissan Auto Receivables
  Owner Trust,
  Series:
  99-A A2
   6.12%, 9/15/03        AAA               800       797
  00-A A2
   6.73%, 5/15/02        AAA               550       549
WFS Financial Owner
  Trust,
  Series 97-C A3
   6.10%, 3/20/02        AAA                12        12
--------------------------------------------------------
GROUP TOTAL                                       14,172
--------------------------------------------------------
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26       N/R               476         7
  (+) 96-3 A YMA
   10/25/26              N/R               632         1
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28        AAA               353         5
  (+)@ 96-4 A11 YMA
   1/15/28               AAA               352        --
  96-4 A12 IO
   1.05%, 1/15/28        AAA                65         1
  (+)@ 96-4 A12 YMA
   1/15/28               AAA                65        --
  97-1 A10 IO
   1.10%, 3/15/28        AAA               446         7
  97-1 A10 YMA
   3/15/28               N/R               431         1
--------------------------------------------------------
GROUP TOTAL                                           22
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  (0.1%)
Federal Home Loan
  Mortgage Corporation
  Series:
  1398 I Inv Fl REMIC
   11.564%, 10/15/07     Agy                20        22
  1415-S Inv Fl IO
   16.938%, 11/15/07     Agy                11         4
  1476-S Inv Fl IO
  REMIC PAC
   4.746%, 2/15/08       Agy               122        11

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
                        & POOR'S)     (000)      (000)!
--------------------------------------------------------
  1485-S Inv Fl IO
  REMIC
   3.538%, 3/15/08       Agy            $  101  $      6
  1600-SA Inv Fl IO
  REMIC
   1.938%, 10/15/08      Agy               230         7
  1950-SC Inv F1 IO
   1.938%, 10/15/22      Agy                 9         1
Federal National
  Mortgage Association,
  Series:
  90-118 S Inv Fl
   26.006%, 9/25/20      Agy                 4         6
  92-186 S Inv Fl IO
   3.349%, 10/25/07      Agy               204        14
  96-14 PC PO
   12/25/23              Agy                 6         4
  96-68 SC Inv Fl IO
  REMIC
   1.975%, 1/25/24       Agy                90         6
  @ 97-30 SP Inv Fl IO
    REMIC
   2990.687%, 4/25/22    Agy                 4        --
  G92-53 S Inv Fl IO
  REMIC
   28.125%, 9/25/22      Agy                 8         5
@ Government National
  Mortgage Association,
  Series:
  96-12 S Inv Fl IO
  REMIC
   2.563%, 6/16/26       Tsy                 7        --
  96-13 S Inv Fl IO
  REMIC
   3.213%, 7/16/11       Tsy                 4        --
  96-17 S Inv Fl IO
  REMIC
   2.93%, 8/16/26        Tsy                 3        --
+@ Kidder Peabody
  Mortgage Assets
  Trust,
  Series 87 B A2 IO
   9.50%, 4/22/18        Aaa             (2)--        --
--------------------------------------------------------
GROUP TOTAL                                           86
--------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY
  COLLATERAL SERIES (0.0%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21       AAA                25        25
--------------------------------------------------------
COMMERCIAL MORTGAGES (0.5%)
Asset Securitization
  Corp.,
  Series 96-MD6 A1C
   7.04%, 11/13/26       AAA                60        58
(+) Crystal Run
  Properties, Inc.,
  Series 1-A
   7.393%, 8/15/06       AA                100        97

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
                        & POOR'S)     (000)      (000)!
--------------------------------------------------------
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 97-CF1 S IO
   1.097%, 3/15/17       AAA            $  541  $     22
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.967%, 3/15/21       Aaa               234        15
  97-C2 X IO
   1.273%, 4/15/27       Aaa             2,227       121
Nomura Asset Securities
  Corp.,
  Series 94-MD1 A3
   7.676%, 3/15/18       N/R                35        35
(+) Park Avenue Finance
  Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07        N/R                93        92
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.578%, 2/25/28       N/R               229        12
  96-CFL X1A IO
   1.093%, 2/25/28       N/R               188         1
  96-CFL X2 IO
   1.221%, 2/25/28       N/R                62         1
--------------------------------------------------------
GROUP TOTAL                                          454
--------------------------------------------------------
FINANCE (5.8%)
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27         BBB+              230       216
Associates Corp. of
  North America
   6.00%, 7/15/05        A+                200       187
BankAmerica Capital
  Corp.
   5.875%, 2/15/09       A+                315       281
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26        A                 360       335
Chase Manhattan Corp.
   6.00%, 2/15/09        A                 195       176
   7.00%, 11/15/09       A                 115       111
Citigroup Inc.
   6.625%, 1/15/28       AA-               150       131
EOP Operating LP
   6.763%, 6/15/07       BBB               555       513
   7.50%, 4/19/29        BBB+              135       118
(+) Florida Property &
  Casualty
   7.375%, 7/1/03        A-                100        98

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
(cont'd)                & POOR'S)     (000)      (000)!
--------------------------------------------------------
General Motors
  Acceptance Corp.
   7.75%, 1/19/10        A              $  420  $    422
(+) Goldman Sachs Group
  LP
   6.50%, 2/25/09        A+                190       174
(+) John Hancock
  Financial Services,
  Inc.
   7.375%, 2/15/24       AA                305       287
Merrill Lynch & Co.,
  Inc.
   6.50%, 7/15/18        AA-               135       117
PNC Funding Corp.
   7.50%, 11/1/09        BBB+              395       388
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26       BBB+              135       124
(+) Prime Property
  Funding II, Inc.
   6.80%, 8/15/02        A                 410       400
   7.00%, 8/15/04        A                  50        48
(+) Prudential
  Insurance Co.
   8.30%, 7/1/25         A-                480       497
Washington Mutual
  Capital I, Inc.
   8.375%, 6/1/27        BBB-              310       293
Washington Mutual,
  Inc.,
  Series A
   8.206%, 2/1/27        BBB-              150       140
(+) World Financial
  Properties,
  Series 96 WFP-D
   6.95%, 9/1/13         AA-               500       464
--------------------------------------------------------
GROUP TOTAL                                        5,520
--------------------------------------------------------
INDUSTRIALS (6.2%)
Albertson's, Inc.
   7.45%, 8/1/29         A                 330       316
Delphi Automotive
  Systems Corp.
   7.125%, 5/1/29        BBB               400       349
Federated Department
  Stores, Inc.
   6.90%, 4/1/29         BBB+              415       361
(+) Florida Windstorm
   7.125%, 2/25/19       AAA               485       454
Honeywell
  International, Inc.
   7.50%, 3/1/10         A                 340       345
Kroger Co.
   8.00%, 9/15/29        BBB-              395       385
   8.05%, 2/1/10         BBB-               65        65
Lockheed Martin Corp.
   8.50%, 12/1/29        BBB-              305       308
Lowe's Companies, Inc
   6.50%, 3/15/29        A                 330       280
   6.875%, 2/15/28       A                  60        53
Monsanto Co.
   6.60%, 12/1/28        A                 535       469

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
                        & POOR'S)     (000)      (000)!
--------------------------------------------------------
Neiman Marcus Group,
  Inc.
   6.65%, 6/1/08         BBB            $  385  $    349
News America Holdings,
  Inc.
   7.75%, 1/20/24        BBB-              185       173
   8.875%, 4/26/23       BBB-              525       554
# Rhone-Poulenc Rorer,
  Inc.,
  Series 92-A 3
   8.62%, 1/5/21         A                  60        61
Sun Microsystems, Inc.
   7.65%, 8/15/09        BBB+              200       201
Tennessee Gas Pipeline
  Co.
   7.00%, 10/15/28       BBB+              255       225
U.S. Airways Corp.,
  Pass Through
  Certificates
   8.11%, 2/20/17        AAA               180       182
Union Pacific Co.
   6.625%, 2/1/29        BBB-              295       247
USA Waste Services,
  Inc.
   7.00%, 7/15/28        BBB               225       170
Wal-Mart Stores, Inc.
   7.55%, 2/15/30        AA                360       369
--------------------------------------------------------
GROUP TOTAL                                        5,916
--------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.0%)
sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 10/10/97,
   cost $1)              N/R                 1         1
sec.## Magnolia Federal
  Bank,
  Series 84-2
   9.143%, 10/1/07
   (acquired 10/10/97,
   cost $6)              N/R                 4         4
## Resolution Trust
  Corp.,
  Series 92-5C CMO
   8.613%, 1/25/26       AA                 15        15
Ryland Acceptance Corp.
  IV,
  Series 79-A
   6.65%, 7/1/11         AA                 23        22
--------------------------------------------------------
GROUP TOTAL                                           42
--------------------------------------------------------
TELEPHONES (1.8%)
AT&T Corp.
   6.50%, 3/15/29        AA-               540       470
BellSouth
  Telecommunications,
  Inc.
   6.375%, 6/1/28        AAA               320       275
GTE Corp.
   6.94%, 4/15/28        A                 425       386

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
                        & POOR'S)     (000)      (000)!
--------------------------------------------------------
MCI WorldCom, Inc.
   6.95%, 8/15/28        A-    $           630  $    580
--------------------------------------------------------
GROUP TOTAL                                        1,711
--------------------------------------------------------
TRANSPORTATION (0.4%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17       AA+               356       329
--------------------------------------------------------
U.S. TREASURY SECURITIES (11.5%)
U.S. Treasury Bond
   8.75%, 8/15/20        Tsy               500       647
U.S. Treasury Notes
   3.625%, 1/15/08
  (Inflation Indexed)    Tsy                57        56
   !!3.625%, 7/15/02
  (Inflation Indexed)    Tsy             1,053     1,050
   !!7.50%, 2/15/05
  (Inflation Indexed)    Tsy             8,800     9,201
--------------------------------------------------------
GROUP TOTAL                                       10,954
--------------------------------------------------------
UTILITIES (0.5%)
Conoco, Inc.
   6.95%, 4/15/29        A-                530       487
--------------------------------------------------------
YANKEE (1.4%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29        A-                350       302
(+) Oil Purchase Co.
   7.10%, 4/30/02        BBB-              145       139
Oil Purchase Co. II
   10.73%, 1/31/04       BBB-              137       134
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17         BB                225       175
(+) Reliance Industries
  Ltd.
   10.50%, 8/6/46        N/R                50        52
(+) Vodafone AirTouch
  plc
   7.625%, 2/15/05       A                  80        81
   7.75%, 2/15/10        A                 140       142
   7.875%, 2/15/30       A                 310       315
--------------------------------------------------------
GROUP TOTAL                                        1,340
--------------------------------------------------------
TOTAL U.S. FIXED INCOME SECURITIES (Cost
  $69,020)                                        67,694
--------------------------------------------------------
INTERNATIONAL FIXED INCOME (11.3%)
--------------------------------------------------------
BRITISH POUND (1.1%)
United Kingdom Treasury
  Bills
   8.00%, 6/10/03        AAA    GBP        225       376
   8.50%, 7/16/07        AAA               325       602
--------------------------------------------------------
GROUP TOTAL                                          978
--------------------------------------------------------

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
                        & POOR'S)     (000)      (000)!
--------------------------------------------------------
CANADIAN DOLLAR (1.4%)
Government of Canada
   7.50%, 3/1/01         AAA    CAD      1,930  $  1,347
--------------------------------------------------------
DANISH KRONE (1.8%)
Kingdom of Denmark
   5.00%, 8/15/05        AAA    DKK     13,300     1,681
--------------------------------------------------------
EURO (7.0%)
Government of Germany
   6.50%, 7/4/27         AAA    EUR      1,373     1,464
   6.875%, 5/12/05       AAA             1,055     1,095
   7.50%, 9/9/04         AAA               882       929
Government of Spain
   5.15%, 7/30/09        AA+             1,180     1,107
Republic of Italy BTPS
   9.50%, 2/1/06         AA              1,795     2,083
--------------------------------------------------------
GROUP TOTAL                                        6,678
--------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME SECURITIES
  (Cost $12,276)                                  10,684
--------------------------------------------------------
HIGH YIELD (17.0%)
--------------------------------------------------------
ASSET BACKED CORPORATES (0.0%)
(+)+ Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03      Ba3   $            42        42
--------------------------------------------------------
CABLE (2.5%)
Adelphia Communications
  Corp.
   7.50%, 1/15/04        B+                325       297
(+) Charter
  Communications
  Holdings
   10.25%, 1/15/10       B+                300       289
CSC Holdings, Inc.
   7.875%, 12/15/07      BB+               335       327
Lenfest Communications,
  Inc.
   7.625%, 2/15/08       BBB               370       361
# NTL, Inc.
  Series B
   0.00%, 4/1/08         B-     GBP        750       480
# RCN Corp.
   0.00%, 10/15/07       B-    $           450       288
  Series B
   0.00%, 2/15/08        B-                175       104
(+)# Telewest plc
   0.00%, 4/15/09        B+     GBP        295       275
--------------------------------------------------------
GROUP TOTAL                                        2,421
--------------------------------------------------------
COMMUNICATIONS-FIXED (2.6%)
Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08       BB    $           305       294

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
(cont'd)                & POOR'S)     (000)      (000)!
--------------------------------------------------------
# Intermedia
  Communications, Inc.
  Series B
   0.00%, 7/15/07        B          $    1,235  $    963
Netia Holdings S.A.
   13.50%, 6/15/09       B            EUR  275       275
Primus
  Telecommunications
  Group, Inc.
   11.25%, 1/5/09        B-          $     125       115
  Series B
   9.875%, 5/15/08       B-                210       184
# Qwest Communications
  International, Inc.
   0.00%, 2/1/08         BB+               525       412
# RSL Communications
  plc
   0.00%, 3/1/08         B-                500       270
--------------------------------------------------------
GROUP TOTAL                                        2,513
--------------------------------------------------------
COMMUNICATIONS-MOBILE (2.4%)
# Dolphin
  Telecommunications
   0.00%, 5/15/09        CCC+            1,300       500
Globalstar LP/Capital
   11.375%, 2/15/04      B                 390       137
(+)x Iridium Capital
  Corp.,
  Series A
   13.00%, 7/15/05       D                 750        15
Nextel Communications,
  Inc.
   # 0.00%, 9/15/07      B-              1,125       821
   13.00%, 7/15/09       CCC+            (2)--       131
Orange plc
   8.75%, 6/1/06         BBB               500       516
(+) Voicestream Wire
   10.375%, 11/15/09     B-                125       125
--------------------------------------------------------
GROUP TOTAL                                        2,245
--------------------------------------------------------
ENERGY (0.4%)
x Mobile Energy
  Services
   8.665%, 1/1/17        D                  86        17
Snyder Oil Corp.
   8.75%, 6/15/07        BB-               400       388
--------------------------------------------------------
GROUP TOTAL                                          405
--------------------------------------------------------
FINANCE (0.4%)
GS Escrow Corp.
   7.125%, 8/1/05        BB+               410       364
--------------------------------------------------------
GAMING (1.1%)
Horseshoe Gaming
  Holding
   8.652%, 5/15/09       B+                300       274
International Game
  Technology
   8.375%, 5/15/09       BB+               240       219

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
                        & POOR'S)     (000)      (000)!
--------------------------------------------------------
Park Place
  Entertainment Corp.
   7.875%, 12/15/05      BB+            $  300  $    276
Station Casinos, Inc.
   10.125%, 3/15/06      B+                275       276
--------------------------------------------------------
GROUP TOTAL                                        1,045
--------------------------------------------------------
GENERAL INDUSTRY (0.3%)
Hayes Lemmerz
  International, Inc.
   8.25%, 12/15/08       B                 300       253
--------------------------------------------------------
HEALTH CARE (2.0%)
Columbia/HCA Healthcare
  Corp.
   6.91%, 6/15/05        BB+               265       241
   7.15%, 3/30/04        BB+               250       232
   7.19%, 11/15/15       BB+               320       262
   7.58%, 9/15/25        BB+               240       197
Fresenius Medical
  Capital Trust II
   7.875%, 2/1/08        B+                300       267
Tenet Healthcare Corp.
   8.625%, 1/15/07       BB-               475       449
  Series B
   8.125%, 12/1/08       BB-               250       227
--------------------------------------------------------
GROUP TOTAL                                        1,875
--------------------------------------------------------
HOTELS/LODGING/RESTAURANTS (0.3%)
HMH Properties,
  Series A
   7.875%, 8/1/05        BB                320       283
--------------------------------------------------------
INDUSTRIALS (0.6%)
(+) Raytheon Co.
   8.20%, 3/1/06         BBB-              285       289
Waste Management, Inc.
   7.375%, 5/15/29       BBB               205       162
(+) XM Satellite Radio
  Holdings, Inc.
   14.00%, 3/15/10       N/R               150       144
--------------------------------------------------------
GROUP TOTAL                                          595
--------------------------------------------------------
MEDIA & ENTERTAINMENT (0.3%)
Chancellor Media Corp.
   9.00%, 10/1/08        B                 275       276
--------------------------------------------------------
METALS (0.3%)
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14        BB+               180       153

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
                        & POOR'S)     (000)      (000)!
--------------------------------------------------------
Impress Metal Packaging
  Holdings
   9.875%, 5/29/07       B              $  179  $    167
--------------------------------------------------------
GROUP TOTAL                                          320
--------------------------------------------------------
REAL ESTATE/BUILDING (1.0%)
Nortek, Inc.,
  Series B
   8.875%, 8/1/08        B+              1,000       902
--------------------------------------------------------
RETAIL (1.5%)
DR Structured Finance,
  Series: 93-K1 A1
   6.66%, 8/15/10        BB+                60        52
  94-K A1
   7.60%, 8/15/07        BB+               144       133
  94-K2 A2
   9.35%, 8/15/19        BB+               130       119
HMV Media Group plc
   10.875%, 5/15/08      B                 150       193
Kmart Financing
   7.75% 6/15/16         B+                  4       172
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10         BB+               590       553
Saks, Inc.
   7.375%, 2/15/19       BB+               240       196
--------------------------------------------------------
GROUP TOTAL                                        1,418
--------------------------------------------------------
TELEPHONES (0.4%)
(+)# Winstar
  Communications, Inc.
   0.00%, 4/15/10        B-                750       350
--------------------------------------------------------
UTILITIES (0.9%)
CMS Energy Corp.
   7.50%, 1/15/09        BB                490       432
El Paso Energy
   6.75%, 5/15/09        BBB               155       144
(+) PSEG Energy
  Holdings
   9.125%, 2/10/04       BBB-              280       280
--------------------------------------------------------
GROUP TOTAL                                          856
--------------------------------------------------------
TOTAL HIGH YIELD (Cost $18,316)                   16,163
--------------------------------------------------------
EMERGING MARKETS (9.9%)
--------------------------------------------------------
FIXED INCOME SECURITIES (9.9%)
## Brazil Debt
  Conversion Bond,
  Series L
   5.938%, 4/15/12       BB-               290       220
+## Bulgaria
  Government,
   5.875%, 7/28/24       B2                300       244
Cablevision S.A.
   13.75%, 5/1/09        BB                100        99

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
                        & POOR'S)     (000)      (000)!
--------------------------------------------------------
@ Cellco Finance NV
   15.00%, 8/1/05        CCC+         $  (2)--  $     --
(+) CIA International
  Telecommunications
   10.375%, 8/1/04       BB                330       300
## Ecuador Global Bond
   6.75%, 2/28/25        N/R               250       104
Government of Venezuela
   9.25%, 9/15/27        B                 350       231
(+) Groupo Elecktra,
  S.A. de C.V.
   12.00%, 4/1/08        B+                200       192
(+) Grupo Isusacell
  S.A. de C.V.
   14.25%, 12/1/06       B+                150       162
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08         BB                200       174
(+) Hyundai
  Semiconductor America
   8.625%, 5/15/07       B                 300       270
Indah Kiat
  International
  Finance,
  Series B
   11.875%, 6/15/02      CCC+               50        44
## Ivory Coast
   2.00%, 3/29/18        N/R               300        54
+## Kingdom of Morocco
   5.987%, 1/1/09        Ba1               102        92
Korea Monetary Bond
   Zero coupon, 7/31/00  N/R           200,000       177
(+) Maxcom
  Telecommunications
   13.75%, 4/1/07        N/R               250       256
Multicanal S.A.
   13.125%, 4/15/09      BB+               360       380
  Series C
   10.50%, 4/15/18       BB+               145       128
(+) Paiton Energy
  Funding
   9.34%, 2/15/14        CC                100        20
# Peru Reduction Bond
   3.25%, 3/7/17         BB                650       403
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07       CCC+              155       112
(+) Province of Buenos
  Aires
   13.25%, 3/19/10       BB                200       201
# PTC International
  Finance B.V.
   0.00%, 7/1/07         B+                355       252
Republic of Argentina
   11.75%, 4/7/09        BB                200       198
   12.00%, 2/1/20        BB                275       278
Republic of Argentina
  Bancos del Tesoro
   12.125%, 5/21/05      N/R               200       204

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-MARKET FIXED
INCOME PORTFOLIO (UNAUDITED)

                         RATINGS      FACE
                        (STANDARD    AMOUNT      VALUE
(cont'd)                & POOR'S)     (000)      (000)!
--------------------------------------------------------
## Republic of
  Argentina
  Series L
   6.188%, 3/31/05       N/R   $           280  $    262
Republic of Brazil
   ## 7.00%, 4/15/09     B+                200       170
   8.00%, 4/15/14        BB-               357       269
   12.25%, 3/6/30        B+                200       193
+## Republic of Brazil
  Series EI-L
   6.94%, 4/15/06        B2                188       171
Republic of Brazil Debt
  Conversion Bond
   14.50%, 10/15/09      BB-               241       263
Republic of Colombia
   9.75%, 4/23/09        BB+               100        89
   ## 11.42%, 8/13/05    BB+                60        59
   11.75%, 2/25/20       BB+               250       242
## Republic of Panama
   6.50%, 7/17/16        BB+                55        46
   8.875%, 9/30/27       BB+                50        44
Republic of Philippines
   9.875%, 1/15/19       BB+               200       183
   10.625%, 3/16/25      BB+               300       287
Republic of South
  Africa
   13.00%, 8/31/10       BBB+              700       101
Russian Federation
   12.75%, 6/24/28       CCC             1,050       894
Sanluis Corporation
  S.A.
   8.875%, 3/18/08       N/R               350       323
Tjiwi Kimia
  International BV
   13.25%, 8/1/01        CCC+              150       135
Turkey Treasury Bill
   0.00%, 8/23/00        Agy   TRL 128,000,000       178
United Mexican States
  Global Bond
   6.25%, 12/31/19       BB+   $           250       213
   10.375%, 2/17/09      BB+               350       378
   11.375%, 9/15/16      BB+               100       119
--------------------------------------------------------
GROUP TOTAL                                        9,414
--------------------------------------------------------
TOTAL EMERGING MARKETS (Cost $9,179)               9,414
--------------------------------------------------------

                         RATINGS
                        (STANDARD                VALUE
                        & POOR'S)    SHARES      (000)!
--------------------------------------------------------
PREFERRED STOCKS (0.5%)
--------------------------------------------------------
COMMUNICATIONS (0.1%)
IXC Communications,
  Inc.,
  Series B
   PIK 7.25%             CCC+              109  $    116
--------------------------------------------------------
MORTGAGE-OTHER (0.4%)
(+)+ Home Ownership
  Funding Corp. 13.33%   Aaa               500       392
--------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $493)                   508
--------------------------------------------------------
CASH EQUIVALENT (14.5%)
--------------------------------------------------------
                                          FACE
                                        AMOUNT
                                         (000)
                                      --------
REPURCHASE AGREEMENT (14.5%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00,
  to be repurchased at
  $13,796, collateralized by
  various U.S. Government
  Obligations, due
  4/3/00-11/15/02, valued at
  $13,927 (Cost $13,789)             $  13,789    13,789
--------------------------------------------------------
TOTAL INVESTMENTS (124.3%) (Cost $123,073)       118,252
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-24.3%)
Cash                                                 266
Foreign Currency (Cost $39)                           39
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $54)                                54
Dividends Receivable                                  17
Interest Receivable                                1,284
Receivable for Withholding Tax Reclaim                18
Receivable for Investments Sold                    1,251
Unrealized Gain on Forward Foreign Currency
  Contacts                                            64
Other Assets                                           5
Payable for Investments Purchased                   (363)
Payable for Forward Commitments                  (25,494)
Payable Investment Advisory Fees                    (107)
Payable for Administrative Fees                       (6)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (4)
Payable for Daily Variation on Futures
  Contracts                                          (82)
Unrealized Loss on Swap Agreements                   (85)
Other Liabilities                                    (32)
                                                --------
                                                 (23,175)
--------------------------------------------------------
NET ASSETS (100%)                               $ 95,077
--------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                 VALUE
                                                 (000)!
--------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------
NET ASSETS
Applicable to 10,115,526 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $ 95,077
--------------------------------------------------------
NET ASSET VALUE PER SHARE                       $   9.40
--------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                 $100,557
Undistributed Net Investment Income (Loss)         1,946
Undistributed Realized Net Gain (Loss)            (2,489)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                           (4,821)
  Foreign Currency Transactions                       36
  Futures and Swaps                                 (152)
--------------------------------------------------------
NET ASSETS                                      $ 95,077
--------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 2000 was
        $97,000 or 0.1% of net assets.
!      See Note A1 to Financial Statements.
*      Non-income producing security
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
++     Security is fair valued by Adviser.
x      Security is in default.
#      Step Bond-Coupon rate increases in increments to
        maturity.
       Rate disclosed is as of March 31, 2000. Maturity
        date disclosed is the ultimate maturity.
##     Variable or floating rate security-rate disclosed
        is as of March 31, 2000.
(2)    Face Value is less than $500.
@      Value is less than $500.
CMO    Collateralized Mortgage Obligation
EUR    Euro
GBP    British Pound
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate.
       Indicated rate is the effective rate at March 31,
        2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc., or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PIK    Payment-In Kind Security
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A7 to Financial Statements.
TRL    Turkish Lira
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Balanced Portfolio provides ongoing asset allocation management with Miller Anderson & Sherrerd's core equity and fixed-income management strategies. The Portfolio considers a 60% equity/40% fixed-income mix as a neutral, or starting-point investment. As expected future returns increase in one asset class versus the other, the mix between asset classes will change.

                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                    MAS BALANCED                           SALOMON    60/40
                       ---------------------------------------   S&P 500    BROAD    BLENDED
                       INSTITUTIONAL#   INVESTMENT<   ADVISER@    INDEX     INDEX     INDEX
                       ---------------------------------------------------------------------
SIX MONTHS                 15.97%          15.84%      15.76%     17.51%     2.02%    11.31%
ONE YEAR                   16.31           16.11       15.94      17.94      1.81     11.61
FIVE YEARS                 18.10           17.96       17.89      26.76      7.14     18.90
SINCE INCEPTION            14.44           14.35       14.30      21.11      6.55     15.33

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
4/4/97. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

@ Represents an investment in the Adviser Class which commenced operations 11/7/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

Total returns for the Adviser Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

* The Balanced Portfolio commenced operations on 12/31/92. Total returns are compared to the S&P 500 Index and the Salomon Broad Investment Grade Index, both unmanaged market indices, as well as the 60/40 Blended Index, an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index. Returns for periods less than one year are cumulative.

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (47.7%)

------------------------------------------------------
                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
MARCH 31, 2000           & POOR'S)     (000)    (000)!
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (20.9%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.00%, 9/1/17             Agy    $   288  $    305
   10.50%,
     8/1/19-12/1/19           Agy        576       618
   11.00%,
     5/1/20-9/1/20            Agy        401       431
   12.00%, 3/1/15             Agy        179       196
  Gold Pools:
   9.50%, 12/1/22             Agy        379       400
   10.00%, 12/1/19            Agy        699       746
  April TBA
   6.00%, 4/1/30              Agy     27,550    25,088
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%,
     12/1/17-11/1/20          Agy      3,526     3,721
   10.00%,
     1/1/10-1/1/20            Agy        412       440
   10.50%,
     12/1/16-4/1/22           Agy      2,245     2,428
   11.50%, 9/1/25             Agy         27        29
   12.50%, 9/1/15             Agy        108       123
  April TBA
   6.00%, 4/1/30              Agy     14,400    13,104
   6.50%, 4/1/30              Agy      7,500     7,031
Government National
  Mortgage Association:
  Adjustable Rate
  Mortgages:
   6.125%,
     12/20/25-10/20/27        Tsy      2,641     2,659
   6.375%,
     2/20/25-5/20/25          Tsy      1,355     1,366
   6.50%, 1/20/28             Tsy        252       254
   6.875%,
     4/20/25-6/20/25          Tsy      1,498     1,506
   7.00%,
     2/20/25-11/20/25         Tsy      3,303     3,323
  Various Pools:
   9.50%,
     11/15/17-11/15/21        Tsy      1,738     1,841
   10.00%,
     11/15/09-4/15/28         Tsy      4,085     4,364
   10.50%,
     2/15/18-12/15/20         Tsy        575       621
   11.00%, 5/15/26            Tsy        476       522
  April TBA
   7.00%, 4/1/30              Tsy     15,700    15,207
------------------------------------------------------
GROUP TOTAL                                     86,323
------------------------------------------------------
ASSET BACKED CORPORATES (7.5%)
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06            BB-        946       946

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03            AAA    $   640  $    637
  97-D A3
   6.20%, 5/15/03             AAA        659       655
  98-A A3
   5.90%, 11/15/02            AAA        615       612
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10            AAA        239       237
Block Mortgage Finance
  Co.,
  Series 99-1 A1
   5.94%, 9/25/13             AAA        362       359
BMW Vehicle Owner
  Trust,
  Series 99-A A2
   6.16%, 12/25/01            AAA        922       919
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19             AAA        657       649
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04             AAA        582       577
## Citibank Credit Card
  Master Trust I,
  Series 98-7 A
   6.014%, 5/15/02            AAA      1,250     1,250
Contimortgage Home
  Equity Loan Trust,
  Series 99-1 A1
   6.01%, 12/25/13            AAA        488       484
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05             AAA        126       125
Daimler Benz Vehicle
  Trust,
  Series 98-A A2
   5.23%, 12/20/01            AAA        226       225
Delta Funding Home
  Equity Loan Trust,
  Series 98-4 A1F
   6.16%, 2/15/16             AAA        215       214
EQCC Home Equity Loan
  Trust,
  Series:
  98-2 A1F
   6.235%, 4/15/08            AAA         60        59
  99-3 A1F
   6.548%, 4/25/10            AAA      1,202     1,192
(+) First Merchants
  Auto Receivables
  Corp.,
  Series 97-2 A1
   6.85%, 11/15/02            AAA         89        89

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
(+) First Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust,
  Series 96-B A1
   7.629%, 11/15/18           A      $   325  $    276
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03             AAA        582       579
  98-A A
   5.97%, 4/15/04             AAA        327       324
First Security Auto
  Owner Trust,
  Series 99-2 A2
   5.492%, 4/15/02            AAA        533       532
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.97%, 9/17/03             AAA        875       875
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01             AAA        101       101
  98-A A3
   5.65%, 10/15/01            AAA        739       738
  99-B A3
   5.47%, 9/15/01             AAA      1,506     1,499
  99-C A3
   5.77%, 11/15/01            AAA      1,904     1,895
  99-D A3
   6.20%, 4/15/02             AAA      1,915     1,907
(+)++ Global Rated
  Eligible Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06             N/R        247        62
Green Tree Financial
  Corp.,
  Series:
  + 98-1 A2
   5.85%, 4/1/11              Aaa        195       194
  99-1 A1
   5.60%, 3/1/30              AAA        859       851
  99-3 A2
   5.51%, 2/1/31              AAA      1,196     1,185
Green Tree Home Equity
  Loan Trust,
  Series:
  98-A A2
   6.04%, 6/15/29             AAA        422       422
  99-A A1
   5.59%, 2/15/13             AAA        398       396
  99-C A1
   5.99%, 7/15/30             AAA      1,088     1,083

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)!
------------------------------------------------------
+ Green Tree Home
  Improvement Loan
  Trust,
  Series 98-E HIA1
   5.907%, 8/15/07            Aaa    $   240  $    239
Green Tree Lease
  Finance,
  Series 97-1 A3
   6.17%, 9/20/05             AAA        308       307
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09            AAA        502       495
+ HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16            Aaa        707       704
Honda Auto Receivables
  Grantor Trust,
  Series 97-A A
   5.85%, 2/15/03             AAA        162       162
Honda Auto Receivables
  Owner Trust,
  Series 99-1 A2
   5.186%, 6/16/01            AAA        425       424
(+) Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04             AAA        131       130
(+) National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03            N/R        425       421
Navistar Financial
  Corp. Owner Trust,
  Series 99-A A2
   5.55%, 2/15/02             AAA        852       848
(+) New Holland
  Equipment Receivables
  Trust,
  Series 99-A A2
   6.39%, 10/15/02            AAA        850       842
Nissan Auto Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03             AAA        408       406
Option One Mortgage
  Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29             AAA        620       612
Premier Auto Trust,
  Series 99-3 A2
   5.82%, 2/8/02              AAA      1,761     1,755
Salomon Brothers
  Mortgage Securities
  VII,
  Series 98-NC7 A1
   6.063%, 1/25/29            AAA        125       125

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
(+) Securitized
  Multiple Asset Rated
  Trust,
  Series 97-3 A1
   7.71%, 6/15/06             N/R    $   295  $     74
(+) Team Fleet
  Financing Corp.,
  Series 96-1 A
   6.65%, 12/15/02            A-         300       295
## UCFC Home Equity
  Loan,
  Series 98-C A1
   6.005%, 12/15/12           AAA        258       258
Union Acceptance Corp.,
  Series 96-C A2
   6.51%, 11/8/02             AAA        316       315
WFS Financial Owner
  Trust,
  Series 97-C A3
   6.10%, 3/20/02             AAA         66        66
World Omni Automobile
  Lease Securitization
  Corp., Series 97-B A2
   6.08%, 11/25/03            AAA        107       107
------------------------------------------------------
GROUP TOTAL                                     30,733
------------------------------------------------------
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26            N/R      5,166        76
  (+) 96-3 A YMA
   10/25/26                   N/R      5,590         9
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28             AAA      2,708        40
  (+) 96-4 A11 YMA
   1/15/28                    AAA      3,627         5
  96-4 A12 IO
   1.05%, 1/15/28             AAA        496         5
  (+) 96-4 A12 YMA
   1/15/28                    AAA        732         1
  97-1 A10 IO
   1.10%, 3/15/28             AAA      3,257        52
  97-1 A10 YMA
   3/15/28                    N/R      4,434         8
------------------------------------------------------
GROUP TOTAL                                        196
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
SERIES (1.2%)
Federal Home Loan
  Mortgage Corporation,
  Series:
  1415-S Inv Fl IO
   16.938%, 11/15/07          Agy    $   196  $     59
  1476-S Inv Fl IO
  REMIC PAC
   4.398%, 2/15/08            Agy      2,031       188
  1485-S Inv Fl IO REMIC
   3.538%, 3/15/08            Agy      1,733       102
  1600-SA Inv Fl IO REMIC
   1.938%, 10/15/08           Agy      3,289       103
  ## 1710-D IO
   6.513%, 6/15/20            Agy        464       464
Federal National
  Mortgage Association,
  Series:
  90-106 J PAC
   8.50%, 9/25/20             Agy        188       190
  92-186 S Inv Fl IO
   3.349%, 10/25/07           Agy      3,443       235
  ## 94-97 FC REMIC
   6.825%, 3/25/24            Agy        132       133
  96-14 PC PO
   12/25/23                   Agy         53        31
  96-68 SC Inv Fl IO
  REMIC
   1.975%, 1/25/24            Agy      1,250        82
  97-53 PI IO PAC
   8.00%, 8/18/27             Agy      2,089       599
  97-70 FA Inv Fl REMIC
    PAC (11)
   5.388%, 7/18/20            Agy        157       157
  ## 98-22 FA REMIC
   6.471%, 4/18/28            Agy        587       584
  191 IO
   8.00%, 1/1/28              Agy        448       131
  270 2 IO
   8.50%, 9/1/23              Agy      1,683       479
  281 2 IO
   9.00%, 11/1/26             Agy        658       180
  291 2 IO
   8.00%, 11/1/27             Agy      1,343       390
  296 2 IO
   8.00%, 4/1/24              Agy      1,616       465
Government National
  Mortgage Association,
  Series:
  99-30 S Inv Fl IO
   2.80%, 8/16/29             Tsy      5,456       319
  99-32 SB Inv Fl IO
    REMIC
   2.75%, 7/16/27             Tsy      4,000       149
------------------------------------------------------
GROUP TOTAL                                      5,040
------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.0%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21            AAA    $   151  $    154
------------------------------------------------------
COMMERCIAL MORTGAGES (1.2%)
American Southwest
  Financial Securities
  Corp., Series 93-2 A1
   7.30%, 1/18/09             N/R        894       866
Asset Securitization
  Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26            AAA        575       555
  +## 97-D5 PS1 IO
   0.97%, 2/14/41             Aaa      3,251       273
(+) Carousel Center
  Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07           AA         525       514
(+) Creekwood Capital
  Corp.,
  Series 95-1A
   8.47%, 3/16/15             AA         533       548
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.967%, 3/15/21            Aaa      2,056       126
  97-C2 X IO
   1.273%, 4/15/27            Aaa      5,907       320
+## GS Mortgage
  Securities Corp. II,
  Series 97-GL X2 IO
   1.037%, 7/13/30            Aaa      1,666        60
## Nomura Asset
  Securities Corp.,
  Series 94-MD1 A3
   8.026%, 3/15/18            N/R        525       528
Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03            AA         483       471
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04             AA         800       768
------------------------------------------------------
GROUP TOTAL                                      5,029
------------------------------------------------------
ENERGY (0.6%)
CMS Energy Corp.
   7.50%, 1/15/09             BB         695       612
Conoco, Inc.
   6.95%, 4/15/29             A-       1,050       965

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)!
------------------------------------------------------
El Paso Energy Corp.
   6.75%, 5/15/09             BBB    $   300  $    279
x Mobile Energy
  Services LLC
   8.665%, 1/1/17             D          441        88
Tennessee Gas Pipeline
  Co.
   7.00%, 10/15/28            BBB+       525       463
------------------------------------------------------
GROUP TOTAL                                      2,407
------------------------------------------------------
FEDERAL AGENCY (4.6%)
Federal Home Loan
  Mortgage Corporation
   6.625%, 9/15/09            Agy      5,550     5,337
Federal National
  Mortgage Association
   5.25%, 1/15/09             Agy        900       788
   6.25%, 5/15/29             Agy      7,200     6,491
   7.25%, 1/15/10             Agy      6,325     6,367
------------------------------------------------------
GROUP TOTAL                                     18,983
------------------------------------------------------
FINANCE (3.5%)
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27              BBB+       390       367
Bank One Corp.
   7.625%, 10/15/26           A-         315       298
   8.00%, 4/29/27             A-         160       158
BankAmerica Capital
  Corp.
   5.875%, 2/15/09            A+         515       459
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26             A          695       646
Chase Manhattan Corp.
   6.00%, 2/15/09             A          485       466
Citigroup, Inc.
   6.625%, 1/15/28            AA-        330       289
EOP Operating LP
   6.763%, 6/15/07            BBB        395       365
   7.25%, 6/15/28             BBB        200       170
   7.50%, 4/19/29             BBB+       265       232
(+) Equitable
  Companies, Inc.
   6.50%, 4/1/08              A+         420       391
(+) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05             A+         700       676
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28             A+         170       146
(+) Farmers Insurance
  Exchange
   8.625%, 5/1/24             A+         725       742
(+) Florida Property &
  Casualty
   7.375%, 7/1/03             A-         200       196
Ford Motor Credit Co.
   7.375%, 10/28/09           A+         290       285

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
General Motors
  Acceptance Corp.
   7.75%, 1/19/10             A       $  695    $  698
Golden State Holdings
  Escrow Corp.
   7.125%, 8/1/05             BB+        850       754
(+) Goldman Sachs Group
  LP
   6.50%, 2/25/09             A+         325       298
Household Finance Corp.
   5.875%, 2/1/09             A          640       564
   7.875%, 3/1/07             A          215       218
(+) Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23             A+         600       535
   7.80%, 11/1/25             A+         250       244
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24             A+         775       681
(+) New York Life
  Insurance Co.
   7.50%, 12/15/23            AA-        300       273
PNC Funding Corp.
   7.50%, 11/1/09             BBB+       165       162
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26            BBB+       725       667
(+) Prime Property
  Funding II, Inc.
   6.80%, 8/15/02             A          210       205
   7.00%, 8/15/04             A          540       520
(+) Prudential
  Insurance Co.
   8.30%, 7/1/25              A-         855       885
Washington Mutual
  Capital I, Inc.
   8.375%, 6/1/27             BBB-       375       354
Washington Mutual, Inc.
   8.25%, 4/1/10              BBB-       170       171
  Series A
   8.206%, 2/1/27             BBB-       270       252
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13              AA-        792       739
  96 WFP-D
   6.95%, 9/1/13              AA-        525       487
------------------------------------------------------
GROUP TOTAL                                     14,593
------------------------------------------------------
INDUSTRIALS (4.2%)
Adelphia Communications
  Corp.
   7.875%, 5/1/09             B+         185       159
   9.375%, 11/15/09           B+         245       230
Albertson's, Inc.
   7.45%, 8/1/29              A          650       622
American Standard Cos.
   7.375%, 4/15/05            BB-    $   230  $    216

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
Columbia/HCA Healthcare
  Corp.
   7.19%, 11/15/15            BB+    $   250  $    205
   7.50%, 12/15/23            BB+        305       248
   7.58%, 9/15/25             BB+        320       262
   7.69%, 6/15/25             BB+        210       174
   9.00%, 12/15/14            BB+        225       216
CSC Holdings, Inc.
   7.875%, 12/15/07           BB+        670       653
Delphi Automotive
  Systems Corp.
   7.125%, 5/1/29             BBB        615       536
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10             BB+        120       102
  94-K2 A2
   9.35%, 8/15/19             BB+        550       504
Federated Department
  Stores, Inc.
   6.90%, 4/1/29              BBB+       680       591
(+) Florida Windstorm
   7.125%, 2/25/19            AAA        625       585
Ford Motor Co.
   6.625%, 10/1/28            A+         725       636
Fred Meyer, Inc.
   7.375%, 3/1/05             BBB-       665       650
   7.45%, 3/1/08              BBB-       110       107
Honeywell
  International, Inc.
   7.50%, 3/1/10              A          475       482
Host Marriott LP
   8.375%, 2/15/06            BB         130       117
Host Marriott Travel
  Plaza
   9.50%, 5/15/05             BB-        650       668
International Game
  Technology
   8.375%, 5/15/09            BB+        495       451
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10              BB+        350       328
Lenfest Communications,
  Inc.
   7.625%, 2/15/08            BBB        425       415
Lockheed Martin Corp.
   8.50%, 12/1/29             BBB-       460       464
Lowe's Companies, Inc.
   6.50%, 3/15/29             A          655       555
   6.875%, 2/15/28            A          205       183
Monsanto Co.
   6.60%, 12/1/28             A        1,025       898
News America Holdings, Inc.
   7.75%, 1/20/24             BBB-       190       178
News America, Inc.
   7.28%, 6/30/28             BBB-       885       785
(+) Oxymar
   7.50%, 2/15/16             BBB-       470       350
(+) Raytheon Co.
   8.20%, 3/1/06              BBB-       475       482

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
# Rhone-Poulenc Rorer, Inc.,
  Series 92-A3
   8.62%, 1/5/21              A      $   400  $    407
Saks, Inc.
   7.375%, 2/15/19            BB+        580       474
Scotia Pacific Co. LLC
   7.71%, 7/20/28             BBB      1,205       904
Sun Microsystems, Inc.
   7.65%, 8/15/09             BBB+       375       377
Tenet Healthcare Corp.
   7.625%, 6/1/08             BB+        595       542
U.S. Airways Corp.,
  Pass Through
  Certificates
   8.11%, 2/20/17             AAA        295       297
USA Waste Services,
  Inc.
   7.00%, 7/15/28             BBB        745       562
Wal-Mart Stores, Inc.
   7.55%, 2/15/30             AA         595       611
Waste Management, Inc.
   7.375%, 5/15/29            BBB        265       209
------------------------------------------------------
GROUP TOTAL                                     17,435
------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
sec. First Federal
  Savings & Loan
  Association,
  Series 92-C
   8.75%, 6/1/06
     (acquired 2/26/93,
     cost $11)                AA          10        10
## Resolution Trust
  Corp.,
  Series 92-5C CMO
   8.613%, 1/25/26            AA         139       137
Ryland Acceptance Corp.
  IV,
  Series 79-A
   6.65%, 7/1/11              AA          53        52
------------------------------------------------------
GROUP TOTAL                                        199
------------------------------------------------------
TELEPHONES (1.3%)
!! AT&T Corp.
   6.50%, 3/15/29             AA-        900       783
BellSouth
  Telecommunications,
  Inc.
   6.375%, 6/1/28             AAA        540       464
(+) Global Crossing
  Holdings Ltd.
   9.125%, 11/15/06           BB         525       503
GTE Corp.
   6.94%, 4/15/28             A          745       676
# Intermedia Communications, Inc.
   0.00%, 5/15/06             B          130       120
  Series B
   8.50%, 1/15/08             B          230       204
   8.60%, 6/1/08              B          500       441
MCI WorldCom, Inc.
   6.95%, 8/15/28             A-       1,180     1,087

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
(CONT'D)                 & POOR'S)     (000)    (000)!
------------------------------------------------------
Nextel Communications,
  Inc.
   # 0.00%, 9/15/07           B      $   655  $    478
   9.375%, 11/15/09           B-         120       111
Qwest Communications
  International, Inc.,
   7.50%, 11/1/08             BB+         45        44
  # Series B
   0.00%, 2/1/08              BB+        720       565
------------------------------------------------------
GROUP TOTAL                                      5,476
------------------------------------------------------
TRANSPORTATION (0.4%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17            AA+        399       369
  99-1 A
   6.545%, 8/2/20             AA+        433       396
(+) Jet Equipment
  Trust,
  Series 95-5A C
   10.69%, 11/1/13            BBB        675       754
------------------------------------------------------
GROUP TOTAL                                      1,519
------------------------------------------------------
UTILITIES (0.2%)
(+) PSEG Energy
  Holdings, Inc.
   9.125%, 2/10/04            BBB-       465       465
(+) Southern Energy,
  Inc.
   7.90%, 7/15/09             BBB        455       441
------------------------------------------------------
GROUP TOTAL                                        906
------------------------------------------------------
YANKEE (2.0%)
Abbey National plc
   7.95%, 10/26/29            AA-        455       455
Ahold Finance USA, Inc.
   6.875%, 5/1/29             A-         495       427
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14             BB+        655       557
Grupo Minero Mexicano
  S.A. de CV,
  Series A
   8.25%, 4/1/08              BB         585       507
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17              A          675       636
(+) Hyundai
  Semiconductor America
   8.625%, 5/15/07            B          400       360
Multicanal S.A.
   10.50%, 4/15/18            BB+        330       292
   13.125%, 4/15/09           BB+        190       201
(+) Oil Purchase Co.
   7.10%, 4/30/02             BBB-       406       390

                           RATINGS      FACE
                         (STANDARD    AMOUNT     VALUE
                         & POOR'S)     (000)    (000)!
------------------------------------------------------
(+) Oil Purchase Co. II
   10.73%, 1/31/04            BBB-   $    87  $     85
Orange plc
   8.75%, 6/1/06              BBB        635       655
(+) Paiton Energy
  Funding BV
   9.34%, 2/15/14             CC         545       110
(+) Petrozuata Finance,
  Inc.
   8.22%, 4/1/17              BB         840       653
(+) Ras Laffan
  Liquefied Natural Gas
  Co.
   8.294%, 3/15/14            BBB+       300       289
Republic of Argentina
  Par
   11.75%, 4/7/09             BB          80        79
   12.00%, 2/1/20             BB         300       303
Republic of Colombia
   8.70%, 2/15/16             BB+        590       447
Republic of Philippines
   10.625%, 3/16/25           BB+        350       349
United Mexican States
  Par Bond,
  Series B
   6.25%, 12/31/19            BB+        660       563
(+) Vodafone AirTouch
  plc
   7.625%, 2/15/05            A          130       131
   7.875%, 2/15/30            A          705       716
------------------------------------------------------
GROUP TOTAL                                      8,205
------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $202,567)                                    197,198
------------------------------------------------------
COMMON STOCKS (61.8%)
------------------------------------------------------
                                      SHARES
                                      ------
BANKS (1.6%)
@ Bank of America Corp.                    2        --
Bank of New York Co.                  68,800     2,860
Chase Manhattan Corp.                 25,400     2,215
@ First Union Corp. (N.C.)                 1        --
FleetBoston Financial Corp.           22,116       807
Wells Fargo Co.                       14,300       585
------------------------------------------------------
GROUP TOTAL                                      6,467
------------------------------------------------------
BASIC RESOURCES (1.2%)
E.I. DuPont de Nemours & Co.          46,300     2,448
Reynolds Metals Co.                    8,200       549
Rohm & Haas Co.                       14,300       638
* W.R. Grace & Co.                   105,000     1,332
------------------------------------------------------
GROUP TOTAL                                      4,967
------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.9%)
Anheuser-Busch Cos., Inc.             34,300     2,135
Avon Products, Inc.                   56,000     1,628
Coca-Cola Co.                         35,100     1,647
Kimberly-Clark Corp.                  29,100     1,630
Procter & Gamble Co.                  17,300       973
------------------------------------------------------
GROUP TOTAL                                      8,013
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                               VALUE
                                     SHARES    (000)!
------------------------------------------------------
CONSUMER DURABLES (0.5%)
Ford Motor Co.                        23,300  $  1,071
General Motors Corp.                  12,452     1,031
------------------------------------------------------
GROUP TOTAL                                      2,102
------------------------------------------------------
CONSUMER SERVICES (4.0%)
* America Online, Inc.                80,200     5,394
*@ At Home Corp., Series A                 1        --
* AT&T Corp.-Liberty Media Group,
  Class A                             30,536     1,809
* Clear Channel Communications,
  Inc.                                18,500     1,278
* Comcast Corp., Class A Special      49,100     2,130
* Liberty Digital, Inc., Class A      14,600       562
News Corp., Ltd. ADR                  26,100     1,246
* Sirius Satellite Radio, Inc.         6,700       382
Time Warner, Inc.                     17,288     1,729
* Univision Communications, Inc.,
  Class A                             12,800     1,446
* Yahoo!, Inc.                         3,900       668
------------------------------------------------------
GROUP TOTAL                                     16,644
------------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (3.5%)
American Express Co.                   5,300       789
* Ameritrade Holding Corp., Class
  A                                   20,600       430
Capital One Financial Corp.           22,700     1,088
Citigroup, Inc.                       87,475     5,189
Federal Home Loan Mortgage Corp.      38,900     1,719
Kansas City Southern Industries,
  Inc.                                 5,700       490
Lehman Brothers Holdings, Inc.         7,800       757
Merrill Lynch & Co., Inc.             12,400     1,302
* S1 Corp.                            30,300     2,596
------------------------------------------------------
GROUP TOTAL                                     14,360
------------------------------------------------------
ENERGY (4.5%)
Chevron Corp.                         10,500       971
Exxon Mobil Corp.                     44,100     3,432
* Global Marine, Inc.                 60,800     1,543
Halliburton Co.                       48,600     1,993
* Nabors Industries, Inc.             51,800     2,010
* Noble Drilling Corp.                17,700       733
* R & B Falcon Corp.                  98,400     1,937
Royal Dutch Petroleum Co., NY
  Shares                              47,200     2,717
Santa Fe International Corp.          33,900     1,254
* Smith International, Inc.           25,800     1,999
------------------------------------------------------
GROUP TOTAL                                     18,589
------------------------------------------------------
FOOD, TOBACCO & OTHER (0.3%)
General Mills, Inc.                   34,500     1,248
@ R.J. Reynolds Tobacco Holdings,
  Inc.                                     1        --
------------------------------------------------------
GROUP TOTAL                                      1,248
------------------------------------------------------

                                               VALUE
                                     SHARES    (000)!
------------------------------------------------------
HEALTH CARE (5.7%)
American Home Products Corp.          12,600  $    676
* Amgen, Inc.                         10,200       626
Baxter International, Inc.            30,100     1,887
Bristol-Myers Squibb Co.              30,196     1,744
Columbia/HCA Healthcare Corp.         83,100     2,103
* Edwards Lifesciences Corp            6,020        82
Eli Lilly & Co.                       22,300     1,405
* Genentech, Inc.                      3,500       532
* Guidant Corp.                       26,500     1,558
Johnson & Johnson                     26,300     1,843
Medtronics, Inc.                      27,100     1,394
Merck & Co., Inc.                     27,400     1,702
Pfizer, Inc.                          31,900     1,166
Schering Plough Corp.                 28,000     1,029
Tenet Healthcare Corp.                72,100     1,658
Warner Lambert Co.                    40,400     3,939
------------------------------------------------------
GROUP TOTAL                                     23,344
------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (6.3%)
Caterpillar, Inc.                     66,600     2,627
Deere & Co.                              900        34
Dover Corp.                           61,200     2,930
General Electric Co.                  64,100     9,947
Honeywell International, Inc.         68,787     3,624
Minnesota Mining & Manufacturing
  Co.                                 22,800     2,019
Tyco International Ltd.               98,100     4,893
------------------------------------------------------
GROUP TOTAL                                     26,074
------------------------------------------------------
INSURANCE (1.8%)
American International Group, Inc.    30,200     3,307
Marsh & Mclennan Cos., Inc.           23,300     2,570
XL Capital Ltd., Class A              29,200     1,617
------------------------------------------------------
GROUP TOTAL                                      7,494
------------------------------------------------------
RETAIL (3.5%)
Circuit City Stores, Inc.             31,400     1,911
* Costco Wholesale Corp.              56,900     2,991
Home Depot, Inc.                      47,600     3,070
Target Corp.                           9,700       725
The Gap, Inc.                         28,900     1,440
Wal-Mart Stores, Inc.                 80,100     4,446
------------------------------------------------------
GROUP TOTAL                                     14,583
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

BALANCED
PORTFOLIO (UNAUDITED)

                                               VALUE
(CONT'D)                             SHARES    (000)!
------------------------------------------------------
TECHNOLOGY (21.8%)
* Analog Devices, Inc.                18,200  $  1,466
* Applied Materials, Inc.              9,300       876
* Celestica, Inc.                     46,900     2,489
* Cisco Systems, Inc.                150,400    11,628
* Citrix Systems, Inc.                 9,100       603
Compaq Computer Corp.                 41,900     1,116
Computer Associates International,
  Inc.                                31,100     1,841
Corning, Inc.                          7,900     1,533
* Dell Computer Corp.                 84,900     4,579
Electronic Data Systems Corp.         30,200     1,938
* EMC Corp.                           24,900     3,112
* Global Crossing Ltd.                40,100     1,642
Hewlett Packard Co.                       28         4
Intel Corp.                           77,300    10,199
International Business Machines
  Corp.                               11,200     1,322
* JDS Uniphase Corp.                   9,500     1,145
* LSI Logic Corp.                     13,200       959
Lucent Technologies, Inc.             30,500     1,853
* Microsoft Corp.                     98,400    10,455
Motorola, Inc.                        37,292     5,309
* National Semiconductor Corp.        14,600       885
Nortel Networks Corp.                 36,900     4,649
* Oracle Systems Corp.                74,700     5,831
* Priceline.com, Inc.                  8,300       643
* QUALCOMM, Inc.                      24,800     3,703
* Solectron Corp.                     13,700       549
* Sun Microsystems, Inc.              48,300     4,526
Texas Instruments, Inc.               23,500     3,760
* VERITAS Software Corp.               3,600       472
* Xilinx, Inc.                         9,600       795
------------------------------------------------------
GROUP TOTAL                                     89,882
------------------------------------------------------
UTILITIES (5.2%)
AT&T Corp.                            40,852     2,298
Coastal Corp.                         24,600     1,132
* MCI WorldCom, Inc.                  77,989     3,534
* MediaOne Group, Inc.                29,500     2,389
Qwest Communications
  International, Inc.                 30,700     1,489
SBC Communications, Inc.              82,517     3,466

                           RATINGS
                         (STANDARD             VALUE
                         & POOR'S)    SHARES   (000)!
------------------------------------------------------
Sprint Corp.                          45,800  $  2,885
* Sprint Corp. (PCS Group)            23,250     1,519
Vodafone AirTouch plc ADR             51,050     2,836
------------------------------------------------------
GROUP TOTAL                                     21,548
------------------------------------------------------
TOTAL COMMON STOCKS (Cost $192,070)            255,315
------------------------------------------------------
PREFERRED STOCK (0.6%)
------------------------------------------------------
MORTGAGE-OTHER (0.6%)
(+)+ Home Ownership Funding Corp.
  13.331% (Cost $2,388)       Aaa      3,025     2,373
------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A6
------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
                                     -------
Morgan Guaranty Trust
  Company, 11/20/05;
  monthly payments
  equal to 1% per annum
  of the outstanding
  notional balance
  indexed to GNMA ARM
  pools (Cost $418)           N/R    $ 6,144       122
------------------------------------------------------
CASH EQUIVALENTS (5.3%)
------------------------------------------------------
DISCOUNT NOTE (2.4%)
Federal National
  Mortgage Association
   5.85%, 6/1/00              Agy     10,000     9,904
------------------------------------------------------
REPURCHASE AGREEMENT (2.9%)
Chase Securities, Inc. 6.05%,
  dated 3/31/00, due 4/3/00, to be
  repurchased at $12,045,
  collateralized by various U.S.
  Government Obligations, due
  4/3/00-11/15/02, valued at
  $12,159                             12,039    12,039
------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $21,943)           21,943
------------------------------------------------------
TOTAL INVESTMENTS (115.4%) (Cost $419,386)     476,951
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                               VALUE
                                               (000)!
------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-15.4%)
Cash                                          $     91
Dividends Receivable                               199
Interest Receivable                              1,990
Receivable for Investments Sold                 11,430
Receivable for Forward Commitments               7,931
Receivable for Fund Shares Sold                     72
Investments Held as Collateral for Loaned
  Securities                                    16,134
Other Assets                                        39
Payable for Fund Shares Redeemed                (6,694)
Payable for Investments Purchased               (9,568)
Payable for Forward Commitments                (68,095)
Payable for Investment Advisory Fees              (449)
Payable for Administrative Fees                    (26)
Payable for Distribution Fee-Adviser Class          (7)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                      (33)
Payable for Daily Variation Margin on
  Futures Contracts                               (105)
Unrealized Loss on Swap Agreements                (170)
Collateral on Securities Loaned, at Value      (16,134)
Other Liabilities                                 (151)
                                              --------
                                               (63,546)
------------------------------------------------------
NET ASSETS (100%)                             $413,405
------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------
NET ASSETS
Applicable to 27,116,001 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $371,120
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  13.69
------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------
NET ASSETS
Applicable to 639,390 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                $  8,746
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  13.68
------------------------------------------------------
ADVISER CLASS
------------------------------------------------------
NET ASSETS
Applicable to 2,457,501 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                $ 33,539
------------------------------------------------------
NET ASSET VALUE PER SHARE                     $  13.65
------------------------------------------------------

                                               VALUE
                                               (000)!
------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                               $345,647
Undistributed Net Investment Income (Loss)       2,516
Undistributed Realized Net Gain (Loss)           8,361
Unrealized Appreciation (Depreciation) on:
  Investment Securities                         57,565
  Futures and Swaps                               (684)
------------------------------------------------------
NET ASSETS                                    $413,405
------------------------------------------------------

sec.   Restricted Security-Total market value of
        restricted securities owned at March 31, 2000 was
        $10,000 or 0.0% of net assets.
!      See Note A1 to Financial Statements.
(+)    144A security. Certain conditions for public sale
        may exist.
*      Non-income producing security
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
++     Security is fair valued by Adviser.
x      Security is in default.
!!     A portion of these securities was pledged to cover
        margin requirements for futures contracts.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of March 31, 2000.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate securities-rate disclosed
        is as of March 31, 2000.
@      Value is less than $500.
ADR    American Depositary Receipt
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        March 31, 2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note
        A7 to Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

MAS OVERVIEW
---------------------------------------------------------
The Multi-Asset-Class Portfolio provides global asset allocation management with a level of international diversification that is appropriate for U.S.-oriented investors. Miller Anderson & Sherrerd manages investments in five asset classes, and considers a benchmark consisting of 50% U.S. equities, 14% foreign equities, 24% U.S. fixed-income, 6% foreign fixed-income and 6% high yield to be a neutral, or starting-point investment. Allocations are based on a value-driven approach which favors those equity markets offering the highest risk-adjusted expected returns and those bond markets offering the highest real interest rates and steepest yield curves.
                 AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2000*

                                                                                  50/24/
                          MAS MULTI-ASSET CLASS                 SALOMON   MSCI    14/6/6
                       ----------------------------   S&P 500    BROAD    EAFE    BLENDED
                       INSTITUTIONAL#   INVESTMENT<    INDEX     INDEX    INDEX    INDEX
                       ------------------------------------------------------------------
SIX MONTHS                 14.36%          14.27%      17.51%    2.02%    16.86%   11.47%
ONE YEAR                   15.59           15.41       17.94     1.81     25.09    12.94
FIVE YEARS                 16.84           16.70       26.76     7.14     12.39    17.50
SINCE INCEPTION            15.59           15.46       25.62     7.02     10.84    16.84

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High-yield fixed-income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

# Represents an investment in the Institutional Class.

< Represents an investment in the Investment Class which commenced operations
6/10/96. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Multi-Asset-Class Portfolio commenced operations on 7/29/94. Total returns are compared to the S&P 500 Index, the Salomon Broad Investment Grade Index, and the Morgan Stanley Capital International EAFE Index, all unmanaged market indices, as well as the 50/24/14/6/6 Blended Index, an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE Index, 6% Salomon High Yield Index and 6% CS First Boston High Yield Index. Previously, the blended index included the Salomon High Yield Index as its high yield component, but the Adviser believes that the CS First Boston High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. Returns for periods less than one year are cumulative.
STATEMENT OF NET ASSETS
U.S. EQUITY (44.9%)

------------------------------------------------------
                                                VALUE
           MARCH 31, 2000              SHARES  (000)!
------------------------------------------------------
U.S. COMMON STOCKS (44.9%)
------------------------------------------------------
BANKS (1.2%)
Bank of New York Co.                   20,700  $   860
Chase Manhattan Corp.                   7,500      654
FleetBoston Financial Corp.             6,550      239
Wells Fargo Co.                         4,300      176
------------------------------------------------------
GROUP TOTAL                                      1,929
------------------------------------------------------
BASIC RESOURCES (0.9%)
E.I. DuPont de Nemours & Co.           13,900      735
Reynolds Metals Co.                     2,500      167
Rohm & Haas Co.                         4,200      187
* W.R. Grace & Co.                     30,700      390
------------------------------------------------------
GROUP TOTAL                                      1,479
------------------------------------------------------
BEVERAGE & PERSONAL PRODUCTS (1.5%)
Anheuser-Busch Cos., Inc.              10,400      648
Avon Products, Inc.                    16,800      488
Coca-Cola Co.                          11,300      530
Kimberly-Clark Corp.                    8,800      493
Procter & Gamble Co.                    5,300      298
------------------------------------------------------
GROUP TOTAL                                      2,457
------------------------------------------------------
CONSUMER DURABLES (0.4%)
Ford Motor Co.                          7,000      321
General Motors Corp.                    3,788      314
------------------------------------------------------
GROUP TOTAL                                        635
------------------------------------------------------
CONSUMER SERVICES (3.2%)
* America Online, Inc.                 23,800    1,601
* AT&T Corp.-Liberty Media Group,
  Class A                               9,168      543
* Clear Channel Communications, Inc.    5,600      387
* Comcast Corp., Class A Special       14,800      642
* Liberty Digital, Inc., Class A        4,400      169
* MediaOne Group, Inc.                  8,800      713
* Sirius Satellite Radio Inc.           1,900      108
Time Warner, Inc.                       5,228      523
* Univision Communications, Inc.,
  Class A                               3,800      429
* Yahoo!, Inc.                          1,200      206
------------------------------------------------------
GROUP TOTAL                                      5,321
------------------------------------------------------
CREDIT & FINANCE/ INVESTMENT COMPANIES (2.6%)
American Express Co.                    1,600      238
* Ameritrade Holding Corp.              6,100      127
Capital One Financial Corp.             6,900      331
Citigroup, Inc.                        25,925    1,538
Federal Home Loan Mortgage Corp.       11,700      517
Kansas City Southern Industries, Inc.   1,800      155
Lehman Brothers Holdings, Inc.          2,300      223

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                                                VALUE
                                       SHARES  (000)!
------------------------------------------------------
Merrill Lynch & Co., Inc.               3,700  $   388
* S1 Corp.                              9,100      780
------------------------------------------------------
GROUP TOTAL                                      4,297
------------------------------------------------------
ENERGY (2.9%)
Chevron Corp.                           3,200      296
Exxon Mobil Corp.                      13,300    1,035
* Global Marine, Inc.                  19,800      502
Halliburton Co.                        14,600      599
* Nabors Industries, Inc.              15,600      605
* Noble Drilling Corp.                  5,300      220
* R & B Falcon Corp.                   29,600      583
Santa Fe International Corp.           10,200      377
* Smith International, Inc.             7,800      604
------------------------------------------------------
GROUP TOTAL                                      4,821
------------------------------------------------------
FOOD & TOBACCO (0.2%)
General Mills, Inc.                    11,100      402
@ R.J. Reynolds Tobacco Holdings            1       --
------------------------------------------------------
GROUP TOTAL                                        402
------------------------------------------------------
HEALTH CARE (4.2%)
American Home Products Corp.            3,800      204
* Amgen, Inc.                           3,100      190
Baxter International, Inc.              9,000      564
Bristol-Myers Squibb Co.                9,029      521
Columbia/HCA Healthcare Corp.          24,900      630
* Edwards Lifesciences Corp             1,800       24
Eli Lilly & Co.                         6,600      416
* Genentech, Inc.                       1,100      167
* Guidant Corp.                         8,000      471
Johnson & Johnson                       7,900      554
Medtronics, Inc.                        8,200      422
Merck & Co., Inc.                       8,200      509
Pfizer, Inc.                            9,400      344
Schering Plough Corp.                   8,300      305
Tenet Healthcare Corp.                 21,700      499
Warner Lambert Co.                     11,800    1,151
------------------------------------------------------
GROUP TOTAL                                      6,971
------------------------------------------------------
HEAVY INDUSTRY/TRANSPORTATION (4.6%)
Caterpillar, Inc.                      20,000      789
Deere & Co.                               300       11
Dover Corp.                            18,500      886
General Electric Co.                   18,600    2,886
Honeywell International, Inc.          20,662    1,089
Minnesota Mining & Manufacturing Co.    6,900      611
Tyco International Ltd.                29,200    1,456
------------------------------------------------------
GROUP TOTAL                                      7,728
------------------------------------------------------
INSURANCE (1.0%)
American International Group, Inc.      8,900      975
Marsh & McLennan Cos, Inc.              7,100      783
------------------------------------------------------
GROUP TOTAL                                      1,758
------------------------------------------------------

                                                VALUE
                                       SHARES  (000)!
------------------------------------------------------
RETAIL (2.6%)
Circuit City Stores, Inc.               9,400  $   572
* Costco Wholesale Corp.               17,000      894
Home Depot, Inc.                       14,250      919
Target Corp.                            2,900      217
The Gap, Inc.                           8,700      433
Wal-Mart Stores, Inc.                  23,900    1,327
------------------------------------------------------
GROUP TOTAL                                      4,362
------------------------------------------------------
TECHNOLOGY (15.8%)
* Analog Devices, Inc.                  5,500      443
* Applied Materials, Inc.               3,000      283
* Celestica, Inc.                      15,100      801
* Cisco Systems, Inc.                  44,100    3,409
* Citrix Systems, Inc.                  2,700      179
Compaq Computer Corp.                  12,600      335
Computer Associates International,
  Inc.                                  9,300      550
Corning, Inc.                           2,400      466
* Dell Computer Corp.                  25,300    1,365
Electronic Data Systems Corp.           9,000      578
* EMC Corp.                             7,500      937
Hewlett Packard Co.                        10        1
Intel Corp.                            23,300    3,074
International Business Machines Corp.   3,200      378
* JDS Uniphase Corp.                    2,800      338
* LSI Logic Corp.                       4,000      291
Lucent Technologies, Inc.               9,100      553
* Microsoft Corp.                      29,400    3,124
Motorola, Inc.                         11,257    1,603
* National Semiconductor Corp.          4,400      267
Nortel Networks Corp.                  10,400    1,310
* Oracle Systems Corp.                 22,200    1,733
* Priceline.com Inc.                    2,500      194
* QUALCOMM, Inc.                        7,400    1,105
* Solectron Corp.                       3,900      156
* Sun Microsystems, Inc.               14,400    1,349
Texas Instruments, Inc.                 7,100    1,136
* VERITAS Software Corp.                1,100      144
* Xilinx, Inc.                          2,900      240
------------------------------------------------------
GROUP TOTAL                                     26,342
------------------------------------------------------
UTILITIES (3.8%)
AT&T Corp.                             12,250      689
Coastal Corp.                           7,400      341
* Global Crossing Ltd.                 12,000      491
* MCI WorldCom, Inc.                   23,072    1,046
* Qwest Communications International,
  Inc.                                  9,200      446
SBC Communications, Inc.               26,670    1,120
Sprint Corp. (FON Group)               13,700      863
* Sprint Corp. (PCS Group)              7,900      516
Vodafone AirTouch plc ADR              15,250      847
------------------------------------------------------
GROUP TOTAL                                      6,359
------------------------------------------------------
TOTAL U.S. COMMON STOCKS (Cost $54,693)         74,861
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
U.S. FIXED INCOME (26.7%)
------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (12.3%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.00%, 6/1/19           Agy     $     32  $     34
   10.50%, 4/1/19           Agy          128       138
   11.00%, 9/1/16           Agy           42        46
   11.50%,
     7/1/15-8/1/15          Agy           75        83
  Gold Pools:
   9.50%, 12/1/16           Agy           78        82
   10.00%, 1/1/21           Agy          102       109
   11.50%, 1/1/16           Agy           89        98
  April TBA
   6.00%, 4/1/30            Agy        9,350     8,514
Federal National Mortgage
  Association, Conventional
  Pools:
   10.00%, 5/1/22           Agy          381       406
   10.50%,
     12/1/09-6/1/19         Agy          152       164
   11.00%, 11/1/20          Agy           57        63
   12.50%, 3/1/15           Agy           23        25
  April TBA
   6.00%, 4/1/30            Agy        1,950     1,775
   6.50%, 4/1/30            Agy          500       469
   7.00%, 4/1/30            Agy        1,400     1,346
Government National Mortgage
  Association: Adjustable Rate
  Mortgages:
   6.00%, 2/20/27           Tsy           84        84
   6.375%, 3/20/25          Tsy           63        64
   6.50%,
     2/20/27-12/20/27       Tsy          660       665
   6.875%,
     4/20/25-6/20/25        Tsy          399       401
   7.00%,
     3/20/25-11/20/25       Tsy          944       950
   11.50%, 1/15/13          Tsy           22        24
  Various Pools:
   10.00%,
     7/15/16-8/15/20        Tsy          212       226
   10.50%,
     1/15/16-5/15/26        Tsy          836       906
   11.00%,
     12/15/09-8/15/19       Tsy          413       453
   11.50%,
     8/15/11-4/15/13        Tsy           89        98
   12.00%,
     11/15/12-10/15/15      Tsy           58        65
  April TBA
   7.00%, 4/1/30            Tsy        3,250     3,148
------------------------------------------------------
GROUP TOTAL                                     20,436
------------------------------------------------------
ASSET BACKED CORPORATES (2.9%)
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03          AAA          175       174
  97-D A3
   6.20%, 5/15/03           AAA          135       134
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12           AAA          177       175

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
Block Mortgage Finance Co.,
  Series 99-1 A1
   5.94%, 9/25/13           AAA     $    161  $    159
Centex Home Equity,
  Series 99-1 A1
   6.07%, 3/25/18           AAA          126       126
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04           AAA          155       154
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05           AAA           31        31
Daimler Benz Vehicle
  Trust,
  Series 98-A A2
   5.23%, 12/20/01          AAA          122       122
EQCC Home Equity
  Loan Trust,
  Series:
  99-1 A1F
   5.77%, 5/20/10           AAA          208       205
  99-2 A1F
   6.05%, 1/25/10           AAA          170       168
  99-3 A1F
   6.548%, 4/25/10          AAA          310       308
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03           AAA          117       117
  98-A A
   5.97%, 4/15/04           AAA          218       216
First Security Auto
  Owner Trust
  Series 99-2 A2
   5.492%, 4/15/02          AAA          147       146
Ford Credit Auto Owner
  Trust,
  Series:
  97-B A3
   6.05%, 4/15/01           AAA           35        35
  98-A A3
   5.65%, 10/15/01          AAA          185       184
Green Tree Financial
  Corp.,
  Series 99-1 A2
   5.43%, 3/1/30            AAA          199       198
Green Tree Home Equity
  Loan Trust,
  Series 99-C A1
   5.99%, 7/15/30           AAA          291       290
Harley-Davidson
  Eaglemark
  Motorcycle Trust,
  Series 99-2 A1
   5.84%, 10/15/03          AAA          190       188

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
+ HFC Home Equity
  Loan,
  Series 99-1 A1
   6.83%, 12/20/16          Aaa     $    177  $    176
Honda Auto Receivables
  Grantor Trust,
  Series:
  97-A A
   5.85%, 2/15/03           AAA          187       186
  97-B A
   5.95%, 5/15/03           AAA           36        36
IMC Home Equity Loan
  Trust,
  Series 98-1 A2
   6.31%, 12/20/12          AAA          182       181
(+) Long Beach
  Acceptance
  Auto Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04           AAA           33        33
Navistar Financial
  Corp.
  Owner Trust,
  Series 99-A A2
   5.55%, 2/15/02           AAA          234       233
Nissan Auto
  Receivables
  Grantor Trust,
  Series 97-A A
   6.15%, 2/15/03           AAA           41        41
Option One Mortgage
  Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29           AAA          159       157
Premier Auto Trust,
  Series 99-3 A2
   5.82%, 2/8/02            AAA          488       486
## Residential Funding
  Mortgage Securities
  I,
  Series 99-HI4 A1
   6.41%, 11/25/07          AAA          193       192
WFS Financial Owner
  Trust,
  Series:
  97-C A3
   6.10%, 3/20/02           AAA           15        15
World Omni Automobile
  Lease Securitization
  Corp.,
  Series 97-B A2
   6.08%, 11/25/03          AAA           37        37
------------------------------------------------------
GROUP TOTAL                                      4,903
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (0.6%)
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  ## 1710-D IO
   6.51%, 6/15/20           Agy          134       134
  1911-C PO
   11/15/23                 Agy           96        58

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
Federal National
  Mortgage
  Association,
  Series:
  92-89 SQ Inv Fl IO
  PAC (11),
   2884.45% 6/25/22         Agy     $  (2)--  $     10
  97-53 PI IO PAC
   8.00%, 8/18/27           Agy          639       183
  ## 97-70 FA REMIC
  PAC (11)
   5.388%, 7/18/20          Agy           32        32
  99-42 SA Inv Fl IO
   2.075%, 10/25/28         Agy        1,668        64
  191 IO
   8.00%, 1/1/28            Agy          673       197
  291 2 IO
   8.00%, 11/1/27           Agy          392       114
  296 2 IO
   8.00%, 4/1/24            Agy          174        50
Government National
  Mortgage
  Association,
  Series:
  97-13 SB Inv Fl IO
   2.053%, 9/16/27          Tsy        1,800       103
  99-30 SA Inv Fl IO
   2.583%, 8/16/29          Tsy        1,391        81
------------------------------------------------------
GROUP TOTAL                                      1,026
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.3%)
American Housing
  Trust,
  Series V 1G
   9.125%, 4/25/21          AAA           84        86
+## BA Mortgage
  Securities, Inc.,
  Series 97-1 A2
   6.625%, 7/25/26          Aaa          137       137
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03           AAA          122       125
## Morserv, Inc.,
  Series 96-2 1A1
   6.72%, 11/25/26          AAA          132       131
------------------------------------------------------
GROUP TOTAL                                        479
------------------------------------------------------
COMMERCIAL MORTGAGES (0.3%)
American Southwest
  Financial Securities
  Corp.,
  Series 93-2 A1
   7.30%, 1/18/09           N/R           94        91
Asset Securitization
  Corp.,
  Series 96-MD6 A1C
   7.04%, 11/13/26          AAA          125       121

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
(CONT'D)                & POOR'S)    (000)     (000)!
------------------------------------------------------
(+) Beverly Finance
  Corp.,
  Series 94-1
   8.36%, 7/15/04           AA-     $    100  $    101
(+) Carousel Center
  Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07         AA           100        98
+## GMAC Commercial
  Mortgage Securities,
  Inc.,
  Series 97-C2 X IO
   1.273%, 4/15/27          Aaa        1,477        80
------------------------------------------------------
GROUP TOTAL                                        491
------------------------------------------------------
ENERGY (0.4%)
CMS Energy Corp.
   7.50%, 1/15/09           BB           175       154
Conoco, Inc.
   6.95%, 4/15/29           A-           290       267
El Paso Energy
   6.75%, 5/15/09           BBB           75        70
x Mobile Energy
  Services LLC
   8.665%, 1/1/17           D             85        17
Tennessee Gas Pipeline
   7.00%, 10/15/28          BBB+         165       145
------------------------------------------------------
GROUP TOTAL                                        653
------------------------------------------------------
FEDERAL AGENCY (2.5%)
Federal Home Loan
  Mortgage Corporation
   6.625%, 9/15/09          Agy          300       288
Federal National
  Mortgage Association
   !! 6.25%, 5/15/29        Agy        1,765     1,591
   7.25%, 1/15/10           Agy        2,300     2,315
------------------------------------------------------
GROUP TOTAL                                      4,194
------------------------------------------------------
FINANCE (2.3%)
(+) Anthem Insurance
  Cos., Inc.,
  Series A
   9.00%, 4/1/27            BBB+         100        94
Banc One Corp.
   7.625%, 10/15/26         A-           125       118
(+) BT Institutional
  Capital Trust,
  Series A
   8.09%, 12/1/26           A            225       209
Chase Manhattan Corp.
   7.00%, 11/15/09          A            125       120
Citigroup, Inc.
   6.625%, 1/15/28          AA-           85        75
EOP Operating LP
   6.763%, 6/15/07          BBB          100        92
   7.50%, 4/19/29           BBB+          70        61

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
Equitable Companies,
  Inc.
   6.50%, 4/1/08            A+      $     55  $     51
(+) Equitable Life
  Assurance Society of
  the U.S., Series 1A
   6.95%, 12/1/05           A+           250       241
(+) Farmers Exchange
  Capital
   7.05%, 7/15/28           A+           290       249
Ford Motor Credit Co.
   7.375%, 10/28/09         A+            35        34
General Motors
  Acceptance Corp.
   7.75%, 1/19/10           A+           180       181
GS Escrow Corp.
   7.125%, 8/1/05           BB+          195       173
HMH Properties,
  Series A
   7.88%, 8/1/05            BB           115       102
Household Finance
  Corp.
   5.875%, 2/1/09           A            170       150
   7.875%, 3/1/07           A             50        51
(+) Metropolitan Life
  Insurance Co.
   7.80%, 11/1/25           A+           250       244
Nationsbank Corp.
   6.80%, 3/15/28           A            115       100
(+) Nationwide Mutual
  Life Insurance Co.
   7.50%, 2/15/24           A+           250       220
PNC Funding Corp.
   7.50%, 11/1/09           BBB+          90        89
(+) PNC Institutional
  Capital,
  Series A
   7.95%, 12/15/26          BBB+         150       138
(+) Prime Property
  Funding II, Inc.
   6.80%, 8/15/02           A             85        83
   7.00%, 8/15/04           A            165       159
(+) Prudential
  Insurance Co.
   8.30%, 7/1/25            A-           175       181
Washington Mutual
  Capital I
   8.375%, 6/1/27           BBB-         155       147
Washington Mutual,
  Inc.,
  Series A
   8.206%, 2/1/27           BBB-          25        23
(+) World Financial
  Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13            AA-     $    233  $    217
  96 WFP-D
   6.95%, 9/1/13            AA-          250       232
------------------------------------------------------
GROUP TOTAL                                      3,834
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
INDUSTRIALS (2.6%)
Adelphia
  Communications
   7.875%, 5/1/09           B+      $     50  $     43
   9.375%, 11/15/09         B+            75        70
Albertson's, Inc.
   7.45%, 8/1/29            A            175       168
Columbia/HCA
  Healthcare Corp.
   7.19%, 11/15/15          BB+           80        66
   7.50%, 12/15/23          BB+          145       118
   7.58%, 9/15/25           BB+           75        61
   9.00%, 12/15/14          BB+           50        48
CSC Holdings, Inc.
   7.875%, 12/15/07         BB+          205       200
Delphi Automotive
  Systems Corp.
   7.125%, 5/1/29           BBB          165       144
DR Structured Finance,
  Series:
  94-K1 A1
   7.60%, 8/15/07           BB+           69        64
  94-K2 A2
   9.35%, 8/15/19           BB+           30        27
Federated Department
  Stores, Inc.
   6.90%, 4/1/29            BBB+         150       130
   7.00%, 2/15/28           BBB+          25        22
(+) Florida Windstorm
   7.125%, 2/25/19          AAA          135       126
Ford Motor Co.
   6.625%, 10/1/28          A+           205       180
Fred Meyer, Inc.
   7.375%, 3/1/05           BBB-         230       225
Honeywell
  International, Inc.
   7.50%, 3/1/10            A            145       147
International Game
  Technology
   8.375%, 5/15/09          BB+          130       118
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10            BB+           50        47
Lenfest
  Communications, Inc.
   7.625%, 2/15/08          BBB          135       132
Lockheed Martin Corp.
   8.50%, 12/1/29           BBB-         140       141
Lowe's Companies, Inc.
   6.50%, 3/15/29           A            175       148
   6.875%, 2/15/28          A             30        27
Monsanto Co.
   6.60%, 12/1/28           A            225       197
News America Holdings,
  Inc.
   7.28%, 6/30/28           BBB-         280       248
(+) Oxymar
   7.50%, 2/15/16           BBB-         100        74

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
(+) Raytheon Co.
   8.20%, 3/1/06            BBB-    $    110  $    112
# Rhone-Poulenc Rorer,
  Inc.,
  Series 92-A 3
   8.62%, 1/5/21            A            100       102
Saks, Inc.
   7.375%, 2/15/19          BB+          105        86
Scotia Pacific Co. LLC
   7.71%, 7/20/28           BBB          385       289
Sun Microsystems, Inc.
   7.65%, 8/15/09           BBB+         100       100
Tenet Healthcare
  Corp.,
   7.625%, 6/1/08           BB+          195       178
U.S. Airways Corp.
  Pass Through
  Certificates
   8.11%, 2/20/17           AAA           75        76
USA Waste Services
   7.00%, 7/15/28           BBB          200       151
Wal-Mart Stores
   7.55%, 2/15/30           AA           185       190
Waste Management, Inc.
   7.375%, 5/15/29          BBB           70        55
------------------------------------------------------
GROUP TOTAL                                      4,310
------------------------------------------------------
TELEPHONES (0.9%)
!! AT&T Corp.
   6.50%, 3/15/29           AA-          240       209
BellSouth
  Telecommunications
   6.375%, 6/1/28           AAA          140       120
(+) Global Crossing
  Holding Ltd.
   9.125%, 11/15/06         BB           140       134
GTE Corp.
   6.94%, 4/15/28           A            205       186
Intermedia
  Communications,
  Inc.,
  Series B
  # 0.00%, 5/15/06          B             40        37
  # 0.00%, 7/15/07          B             45        35
   8.50%, 1/15/08           B             35        31
   8.60%, 6/1/08            B             85        75
  8.875%, 11/1/07           B             30        27
!! MCI WorldCom, Inc.
   6.95%, 8/15/28           A-           320       295
#!! Nextel
  Communications, Inc.
   0.00%, 9/15/07           B            190       138
# Qwest Communications
  International, Inc.,
  Series B
   0.00%, 2/1/08            BB+          205       161
------------------------------------------------------
GROUP TOTAL                                      1,448
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
(CONT'D)                & POOR'S)    (000)     (000)!
------------------------------------------------------
TRANSPORTATION (0.2%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17          AA+     $    111  $    103
  99-1 A
   6.545%, 8/2/20           AA+          102        93
(+) Jet Equipment
  Trust,
  Series 94-A A11
   10.00%, 6/15/12          A+           125       139
------------------------------------------------------
GROUP TOTAL                                        335
------------------------------------------------------
U.S. TREASURY SECURITIES (0.1%)
U.S. Treasury Notes
   6.25%, 1/31/02           Tsy           50        50
   7.50%, 2/15/05           Tsy           50        52
------------------------------------------------------
GROUP TOTAL                                        102
------------------------------------------------------
UTILITIES (0.1%)
(+) PSEG Energy
  Holdings, Inc.
   9.125%, 2/10/04          BBB-         120       120
(+) Southern Energy,
  Inc.
   7.90%, 7/15/09           BBB          130       126
------------------------------------------------------
GROUP TOTAL                                        246
------------------------------------------------------
YANKEE (1.2%)
Abbey National plc
   7.95%, 10/26/29          AA-          120       120
Ahold Finance USA,
  Inc.
   6.875%, 5/1/29           A-           125       108
Glencore Nickel
  Property Ltd.
   9.00%, 12/1/14           BB+          205       174
(+) Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17            A            125       118
(+) Hyundai
  Semiconductor
  America
   8.25%, 5/15/04           B            110       101
Multicanal S.A.
   13.125%, 4/15/09         BB+           40        42
  Series C
   10.50%, 4/15/18          BB+           95        84
(+) Oil Purchase Co.
  II
   10.73%, 1/31/04          BBB-         155       153
Orange plc
   8.75%, 6/1/06            BBB          175       181
(+) Paiton Energy
  Funding BV
   9.34%, 2/15/14           CC           100        20
(+) Petrozuata
  Finance, Inc.
   8.22%, 4/1/17            BB           305       237
(+) Ras Laffan
  Liquefied Natural
  Gas Co.
   8.294%, 3/15/14          BBB+         100        96

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
Republic of Argentina
  Par
   12.00%, 2/1/20           BB      $     80  $     81
Republic of Colombia
   8.70%, 2/15/16           BB+          140       106
Republic of
  Philippines
   10.625%, 3/16/25         BB+           90        90
United Mexican States
  Par Bond,
  Series A
   6.25%, 12/31/19          BB+          180       153
(+) Vodafone AirTouch
  plc
   7.625%, 2/15/05          A             40        40
   7.875%, 2/15/30          A            185       188
------------------------------------------------------
GROUP TOTAL                                      2,092
------------------------------------------------------
TOTAL U.S. FIXED INCOME (Cost $46,125)          44,549
------------------------------------------------------
INTERNATIONAL FIXED INCOME (4.1%)
------------------------------------------------------
FIXED INCOME SECURITIES (4.1%)
------------------------------------------------------
BRITISH POUND (0.1%)
United Kingdom
  Treasury Bill
   8.00%, 6/10/03           AAA     GBP   90       150
------------------------------------------------------
CANADIAN DOLLAR (0.2%)
Government of Canada
   7.50%, 3/1/01            AAA      CAD 430       300
   10.00%, 6/1/08           AAA          100        86
------------------------------------------------------
GROUP TOTAL                                        386
------------------------------------------------------
DANISH KRONE (0.3%)
Kingdom of Denmark
   5.00%, 8/15/05           AAA     DKK 1,500      190
   8.00%, 5/15/03           AAA        1,745       242
------------------------------------------------------
GROUP TOTAL                                        432
------------------------------------------------------
EURO (2.0%)
Government of France
  O.A.T.
   8.50%, 10/25/19          AAA     EUR  255       328
Government of Germany
   6.00%, 1/4/07            AAA          863       866
   6.00%, 7/4/07            AAA          130       130
   6.50%, 7/4/27            AAA          292       312
   6.875%, 5/12/05          AAA          425       441
   7.125%, 1/29/03          AAA           87        88
   7.50%, 9/9/04            AAA          413       435
Government of Spain
   5.15%, 7/30/09           AA+          435       408
International Bank for
  Reconstruction &
  Development
   7.125%, 4/12/05          AAA           89        93

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS     FACE
                        (STANDARD    AMOUNT    VALUE
                        & POOR'S)    (000)     (000)!
------------------------------------------------------
Kredit fuer
  Wiederaufbau
   5.00%, 1/4/09            AAA     EUR   38  $     35
Republic of Italy BTPS
   9.50%, 2/1/06            AA            68        79
   10.00%, 8/1/03           AA           160       177
------------------------------------------------------
GROUP TOTAL                                      3,392
------------------------------------------------------
JAPANESE YEN (1.3%)
European Investment
  Bank
   3.00%, 9/20/06           AAA     JPY 4,000       43
Export-Import Bank of
  Japan
   2.875%, 7/28/05          AAA       30,000       318
Federal National
  Mortgage Association
  Series E
   1.75%, 3/26/08           AAA       10,000        98
Government of Japan
   0.90%, 12/22/08          AAA      131,000     1,185
International Bank for
  Reconstruction &
  Development
   6.75%, 6/18/01           AAA       41,000       430
------------------------------------------------------
GROUP TOTAL                                      2,074
------------------------------------------------------
SWEDISH KRONA (0.2%)
Swedish Government
   6.00%, 2/9/05            AAA     SEK 2,300      274
   13.00%, 6/15/01          AA+          500        64
------------------------------------------------------
GROUP TOTAL                                        338
------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME (Cost
  $6,601)                                        6,772
------------------------------------------------------
INTERNATIONAL EQUITY (2.3%)
------------------------------------------------------
COMMON STOCKS (2.3%)
------------------------------------------------------
                                      SHARES
                                      ------
AUSTRALIA (0.2%)
News Corp., Ltd. ADR                   7,900       377
------------------------------------------------------
BERMUDA (0.3%)
XL Capital Ltd., Class A               8,800       487
------------------------------------------------------
GERMANY (0.7%)
* Emerging Markets Telecom Fund       67,900     1,239
------------------------------------------------------
KOREA (0.6%)
* Korea Fund, Inc.                    62,900       940
------------------------------------------------------
NETHERLANDS (0.5%)
Royal Dutch Petroleum Co., NY
  Shares                              14,200       818
------------------------------------------------------

                          RATINGS
                        (STANDARD                VALUE
                        & POOR'S)     SHARES    (000)!
------------------------------------------------------
SWEDEN (0.0%)
* Tele1 Europe AB                      1,879  $     36
------------------------------------------------------
TOTAL INTERNATIONAL EQUITY (Cost $3,205)         3,897
------------------------------------------------------
HIGH YIELD (6.9%)
------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
                                     -------
ASSET BACKED CORPORATES (0.1%)
(+)++ Commercial
  Financial Services,
  Inc.,
  Series 97-5 A1
   7.72%, 6/15/05           N/R     $    135        34
(+)+ Long Beach
  Acceptance Auto
  Grantor Trust,
  Series 97-1 B
   14.22%, 10/26/03         Ba3           42        42
(+) OHA Auto Grantor
  Trust,
  Series 97-A
   11.00%, 9/15/03          BB            91        87
------------------------------------------------------
GROUP TOTAL                                        163
------------------------------------------------------
AUTOMOTIVE (0.1%)
Hayes Lemmerz
  International, Inc.
   8.25%, 12/15/08          B            150       126
Tenneco Inc.,
  Series B
   11.625%, 10/15/09        B+           130       128
------------------------------------------------------
GROUP TOTAL                                        254
------------------------------------------------------
CABLE (0.8%)
Adelphia
  Communications Corp.
   7.75%, 1/15/09           B+            70        60
   9.375%, 11/15/09         B+           100        94
  Series B
   8.375%, 2/1/08           B+           145       129
   9.875%, 3/1/07           B+            40        39
Cablevision S.A.
   13.75%, 5/1/09           BB           100        99
(+) Charter
  Communications
  Holdings/Charter Cap
   10.25%, 1/15/10          B+           160       154
CSC Holdings, Inc.
   9.875%, 5/15/06          BB-          125       127
Echostar DBS Corp.
   9.375%, 2/1/09           B            125       121
# NTL, Inc.,
  Series B
   0.00%, 4/1/08            B-      GBP  150       157
# RCN Corp.
   0.00%, 10/15/07          B-      $    225       144

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                         RATINGS      FACE
                         (STANDARD   AMOUNT    VALUE
(CONT'D)                 & POOR'S)   (000)     (000)+
------------------------------------------------------
(+)# Telewest plc
   0.00%, 4/15/09           B+      $    135  $    126
(+) United Pan-Europe
  Communications N.V.
   10.875%, 8/1/09          B            135       127
------------------------------------------------------
GROUP TOTAL                                      1,377
------------------------------------------------------
CHEMICALS (0.2%)
Huntsman ICI
   10.125%, 7/1/09          B+            75        72
   10.125%, 7/1/09          B+      EUR   75        75
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03          BB-     $    150       138
Lyondell Chemical Co.
   9.625%, 5/1/07           BB            85        81
------------------------------------------------------
GROUP TOTAL                                        366
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-
  NON-AGENCY COLLATERAL SERIES (0.0%)
+ Citicorp Mortgage
  Securities, Inc.,
  Series 90-7 A7
   9.50%, 6/25/05           B3            12         5
------------------------------------------------------
COMMERCIAL MORTGAGES (0.1%)
(+)+## DLJ Mortgage
  Acceptance Corp.
  Series 97-CF2 S IO
   0.352%, 10/15/17         Aaa        3,896        77
(+) Franchise Mortgage
  Acceptance Corp.,
  Loan Receivables
  Trust,
  Series 96-B C1 IO
   7.929%, 11/1/18          N/R           97        34
------------------------------------------------------
GROUP TOTAL                                        111
------------------------------------------------------
COMMUNICATIONS: FIXED (1.3%)
(+) Bayan Telecommunications
  Holdings Corp.
   13.50%, 7/15/06          B-           140       118
Esprit Telecom Group
  plc
   11.00%, 6/15/08          B-      EUR   64        57
Global Crossing
  Holdings Ltd.
   9.625%, 5/15/08          BB      $    135       130
(+) Globix Corp.
   12.50%, 2/1/10           N/R           90        83
(+)# GT Group Telecom
   0.00%, 2/1/10            CCC+         125        69
Hermes Europe Railtel
   10.375%, 1/15/09         B             15        14
   11.50%, 8/15/07          B            100        94

                          RATINGS     FACE
                         (STANDARD   AMOUNT    VALUE
                         & POOR'S)   (000)     (000)+
------------------------------------------------------
# Hyperion
  Telecommunications,
  Inc.
   0.00%, 4/15/03           B+      $    105  $     96
# Intermedia
  Communications, Inc.
  Series B
   0.00%, 7/15/07           B            275       214
Metromedia Fiber
  Network, Inc.
   10.00%, 12/15/09         B+           100        94
Netia Holdings S.A.
   13.50%, 6/15/09          B            100       100
# NEXTLINK
  Communications
   0.00%, 4/15/08           B            200       120
Primus
  Telecommunications
  Group, Inc.
   11.25%, 1/5/09           B-           140       129
PSINet, Inc.
   11.00%, 8/1/09           B-           125       122
(+)# Rhythms
  NetConnections,
  Inc.,
  Series B
   0.00%, 5/15/08           CCC+         150        73
RSL Communications plc
   # 0.00%, 3/15/08         B-      EUR  332       177
   12.00%, 11/1/08          B-      $     30        27
   12.25%, 11/15/06         B-            17        16
Tele1 Europe B.V.
   13.00%, 5/15/09          N/R     EUR  100       102
# Viatel, Inc.
   0.00%, 4/15/08           B-      $    135        78
# Wam!Net, Inc.
  Series B
   0.00%, 3/1/05            CCC+         125        70
(+)# WinStar
  Communications Inc.
   0.00%, 4/15/10           B-           325       152
------------------------------------------------------
GROUP TOTAL                                      2,135
------------------------------------------------------
COMMUNICATIONS: MOBILE (0.7%)
(+) American Mobile
  Satellite Corp.
  Series B
   12.25%, 4/1/08           N/R          120        94
Centennial Cellular
  Corp.
   10.75%, 12/15/08         B-           100       100
# CTI Holdings S.A.
   0.00%, 4/15/08           B            150        98
# Dolphin
  Telecommunications
   0.00%, 6/1/08            CCC+    EUR  110        42
   0.00%, 5/15/09           N/R     $    125        48
(+) Globalstar
  LP/Capital
   11.375%, 2/15/04         B            100        35
   11.50%, 6/1/05           B             20         7

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS     FACE
                         (STANDARD   AMOUNT    VALUE
                         & POOR'S)   (000)     (000)+
------------------------------------------------------
(+) Grupo Isusacell
  S.A. de C.V.
   14.25%, 12/1/06          B+      $    115  $    126
(+)x Iridium Capital
  Corp.,
  Series A
   13.00%, 7/15/05          D            150         3
# Nextel
  Communications, Inc.
   0.00%, 2/15/08           B            175       119
# Occidente y Caribe
  Cellular
   0.00%, 3/15/04           B            185       117
(+) PTC International
  Finance
   11.25%, 12/1/09          B+            85        87
(+) Total Access
  Communication
  (Convertible) PCL         N/R           50        57
(+) Voicestream
  Wireless Corp.
   10.375%, 11/15/09        B-            40        40
------------------------------------------------------
GROUP TOTAL                                        973
------------------------------------------------------
ENERGY (0.2%)
(+) CBM Funding Corp.,
  Series 96-1B D
   8.645%, 2/1/08           AA           125       124
Snyder Oil Corp.
   8.75%, 6/15/07           BB-          125       121
Vintage Petroleum,
  Inc.
   8.625%, 2/1/09           B+            40        38
   9.75%, 6/30/09           B+            75        75
------------------------------------------------------
GROUP TOTAL                                        358
------------------------------------------------------
FINANCE (0.1%)
Golden State Holdings
  Escrow Corp.
   7.125%, 8/1/05           BB+          140       124
------------------------------------------------------
FOOD & BEVERAGES (0.1%)
Smithfield Foods, Inc.
   7.625%, 2/15/08          BB+          120       104
------------------------------------------------------
GAMING (0.6%)
Harrah's Operating
  Co., Inc.
   7.875%, 12/15/05         BB+          250       231
Horseshoe Gaming
  Holding
   8.652%, 5/15/09          B+           145       133
International Game
  Technology
   8.375%, 5/15/09          BB+          225       205

                          RATINGS     FACE
                         (STANDARD   AMOUNT    VALUE
                         & POOR'S)   (000)     (000)+
------------------------------------------------------
Park Place
  Entertainment Corp.
   7.875%, 12/15/05         BB+     $     95  $     87
   8.50%, 11/15/06          BBB-          75        73
Station Casinos, Inc.
   8.875%, 12/1/08          B+           135       125
   10.125%, 3/15/06         B+           100       100
------------------------------------------------------
GROUP TOTAL                                        954
------------------------------------------------------
GENERAL INDUSTRY (0.1%)
Applied Power, Inc.
   8.75%, 4/1/09            B+            65        67
Axia, Inc.
   10.75%, 7/15/08          B-            75        58
Sequa Corp.
   9.00%, 8/1/09            BB            75        69
------------------------------------------------------
GROUP TOTAL                                        194
------------------------------------------------------
HEALTHCARE (0.3%)
Columbia/HCA
  Healthcare Corp.
   7.00%, 7/1/07            BB+          120       107
   7.69%, 6/15/25           BB+          220       183
Tenet Healthcare Corp.
   8.625%, 1/15/07          BB-          125       118
  Series B
   8.125%, 12/1/08          BB-           60        54
------------------------------------------------------
GROUP TOTAL                                        462
------------------------------------------------------
HOTEL & LODGING (0.2%)
Hilton Hotels Corp.
   7.95%, 4/15/07           BBB          150       139
HMH Properties,
  Series A
   8.75%, 8/1/05            BB           130       115
Host Marriott Travel
  Plaza
   9.50%, 5/15/05           BB-          100       102
------------------------------------------------------
GROUP TOTAL                                        356
------------------------------------------------------
MEDIA & ENTERTAINMENT (0.3%)
Chancellor Media Corp.
   9.00%, 10/1/08           B            150       151
  Series B
   8.125%, 12/15/07         B             90        89
Multicanal S.A.
   10.50%, 2/1/07           BB+          150       142
Satelites Mexicanos
  S.A.
   10.125%, 11/1/04         B-            60        49
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07          B+           125       120
------------------------------------------------------
GROUP TOTAL                                        551
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                          RATINGS     FACE
                         (STANDARD   AMOUNT    VALUE
(CONT'D)                 & POOR'S)   (000)     (000)+
------------------------------------------------------
METALS (0.3%)
(+) EES Coke Battery
  Co., Inc.
   9.382%, 4/15/07          B+      $    100  $     95
Murrin Murrin Holdings
  Ltd.
   9.375%, 8/31/07          BB-          225       198
National Steel Corp.
  Series D
   9.875%, 3/1/09           B+           135       132
(+)++x@ NSM Steel,
  Inc.
   12.25%, 2/1/08           D             75        --
------------------------------------------------------
GROUP TOTAL                                        425
------------------------------------------------------
PACKAGING (0.2%)
Impress Metal
  Packaging Holdings
   9.875%, 5/29/07          B             72        67
Norampac, Inc.
   9.50%, 2/1/08            BB            96        94
Pindo Deli Financial
  Mauritius
   10.75%, 10/1/07          CCC+         250       181
Tembec Industries,
  Inc.
   8.625%, 6/30/09          BB+           30        28
------------------------------------------------------
GROUP TOTAL                                        370
------------------------------------------------------
REAL ESTATE (0.2%)
D. R. Horton, Inc.
   8.00%, 2/1/09            BB           165       137
Nortek, Inc.
  Series B
   8.875%, 8/1/08           B+           140       126
------------------------------------------------------
GROUP TOTAL                                        263
------------------------------------------------------
RETAIL (0.3%)
DR Structured Finance,
  Series 93-K1 A1
   6.66%, 8/15/10           BB+          244       209
(+) Groupo Elecktra,
  S.A. de C.V.
   12.00%, 4/1/08           B+            65        63
HMV Media Group plc,
  Series B
   10.25%, 5/15/08          B            145       110
Kmart Financing
   7.75%, 1/1/80            B+             2        69
Musicland Group, Inc.,
  Series B
   9.875%, 3/15/08          B-           100        82
------------------------------------------------------
GROUP TOTAL                                        533
------------------------------------------------------

                          RATINGS     FACE
                         (STANDARD   AMOUNT    VALUE
                         & POOR'S)   (000)     (000)+
------------------------------------------------------
SERVICES (0.1%)
Waste Management, Inc
   6.875%, 5/15/09          BBB     $     20  $     17
   7.00%, 10/15/06          BBB          155       136
   7.125%, 10/1/07          BBB           95        81
   7.65%, 3/15/11           BBB           25        22
------------------------------------------------------
GROUP TOTAL                                        256
------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.1%)
Republic of Colombia
   9.75%, 4/23/09           BB+           80        71
Republic of
  Philippines
   10.625%, 3/16/25         BB+           65        65
------------------------------------------------------
GROUP TOTAL                                        136
------------------------------------------------------
SUPERMARKET/DRUG (0.2%)
(+) CA FM Lease Trust
   8.50%, 7/15/17           BBB-         226       214
Stater Bros. Holdings,
  Inc.
   10.75%, 8/15/06          B+           125       125
------------------------------------------------------
GROUP TOTAL                                        339
------------------------------------------------------
TECHNOLOGY (0.0%)
(+) Hyundai
  Semiconductor
  America
   8.625%, 5/15/07          B            100        90
------------------------------------------------------
TRANSPORTATION (0.2%)
ALPS
  Series 96-1 DX
   12.75%, 6/15/06          BB-          129       129
(+) Jet Equipment
  Trust,
  Series 94-C1
   11.79%, 6/15/13          BBB          150       174
------------------------------------------------------
GROUP TOTAL                                        303
------------------------------------------------------
UTILITIES (0.1%)
AES Corp.
   8.50%, 11/1/07           B+           110        96
CMS Energy Corp.
   7.50%, 1/15/09           BB           135       119
(+) Paiton Energy
  Funding
   9.34%, 2/15/14           CC           100        20
------------------------------------------------------
GROUP TOTAL                                        235
------------------------------------------------------
TOTAL HIGH YIELD (Cost $12,866)                 11,437
------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (0.0%)
------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                          RATINGS
                        (STANDARD                VALUE
                        & POOR'S)     SHARES    (000)!
------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
*(+) Paxson
  Communications Corp.
  PIK,
  9.75% (Cost $30)          N/R          339      $ 31
------------------------------------------------------
PREFERRED STOCKS (0.5%)
------------------------------------------------------
COMMUNICATIONS: FIXED (0.1%)
IXC Communications,
  Inc.,
  Series B PIK
   12.50%                   CCC+         104       110
------------------------------------------------------
COMMUNICATIONS: MOBILE (0.0%)
* Dobson
  Communications
   13.00%                                803        85
------------------------------------------------------
HEALTHCARE (0.1%)
* Fresenius Medical
  Capital Trust II          N/R          140       132
------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
Paxson Communications
  Corp.
   13.25%                   N/R          839        85
------------------------------------------------------
MORTGAGE-OTHER (0.3%)
(+)+ Home Ownership
  Funding Corp.
   13.33%                   Aaa          600       471
------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $873)                 883
------------------------------------------------------
WARRANTS (0.0%)
------------------------------------------------------
COMMUNICATIONS: FIXED (0.0%)
*(+) Wam!Net, Inc.
  expiring 3/1/05           N/R        3,750         4
------------------------------------------------------
COMMUNICATIONS: MOBILE (0.0%)
* American Mobile
  Satellite Corp.
  expiring 4/1/08           N/R        2,150        13
* Globalstar
  Telecommunications
  Ltd., expiring
  2/15/04                   N/R          125         4

                          RATINGS
                        (STANDARD                VALUE
                        & POOR'S)     SHARES    (000)!
------------------------------------------------------
*(+)@ Iridium World
  Communications Ltd.,
  expiring 7/15/05          N/R           70       $--
* Occidente y Caribe
  Cellular, expiring
  3/15/04                   N/R          925        14
------------------------------------------------------
GROUP TOTAL                                         31
------------------------------------------------------
MEDIA & ENTERTAINMENT (0.0%)
*(+)@ Paxson
  Communications
  Corp.,
  expiring 6/30/03          N/R           96        --
------------------------------------------------------
METALS (0.0%)
*(+)@ NSM Steel, Inc.,
  expiring 4/1/08           N/R       47,482        --
------------------------------------------------------
TOTAL WARRANTS (Cost $17)                           35
------------------------------------------------------
CASH EQUIVALENT (10.9%)
------------------------------------------------------


                                     FACE
                                   AMOUNT
                                    (000)
                                  -------
REPURCHASE AGREEMENT (10.9%)
Chase Securities, Inc.
  6.05%, dated 3/31/00, due
  4/3/00, to be repurchased
  at $18,227, collateralized
  by various U.S. Government
  Obligations, due 4/3/00-
  11/15/02, valued at
  $18,400 (Cost $18,218)          $18,218    18,218
---------------------------------------------------
TOTAL INVESTMENTS (96.3%) (Cost $142,628)   160,683
---------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MULTI-ASSET-CLASS
PORTFOLIO (UNAUDITED)

                                            VALUE
(CONT'D)                                    (000)!
---------------------------------------------------
OTHER ASSETS AND LIABILITIES (3.7%)
Cash                                       $    462
Foreign Currency (Cost $ 3,040)               3,023
Foreign Currency Held as Collateral on
  Futures Contracts (Cost $17,661)           17,661
Dividends Receivable                             48
Interest Receivable                             964
Receivable for Investments Sold               5,511
Receivable for Forward Commitments            1,869
Receivable for Fund Shares Sold                 786
Receivable for Withholding Tax Reclaim            8
Receivable for Daily Variation Margin on
  Futures Contracts                              99
Unrealized Gain on Daily Variation Margin
  on Future Contracts                            28
Other Assets                                     16
Payable for Investments Purchased            (5,921)
Payable for Forward Commitments             (17,101)
Payable for Futures Variation Margin            (42)
Payable for Fund Shares Redeemed               (122)
Payable for Investment Advisory Fees           (269)
Payable for Administrative Fees                  (7)
Payable for Trustees' Deferred
  Compensation Plan-Note F                      (14)
Payable for Shareholder Servicing
  Fees-Investment Class                          (1)
Unrealized Loss on Forward Foreign
  Currency Contracts                           (670)
Unrealized Loss on Swap Agreements              (60)
Other Liabilities                               (89)
                                           --------
                                              6,179
---------------------------------------------------
NET ASSETS (100%)                          $166,862
---------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------
NET ASSETS
Applicable to 12,825,780 outstanding
  shares of beneficial interest
  (unlimited authorization, no par value)  $160,579
---------------------------------------------------
NET ASSET VALUE PER SHARE                  $  12.52
---------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------
NET ASSETS
Applicable to 503,170 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)             $  6,283
---------------------------------------------------
NET ASSET VALUE PER SHARE                  $  12.49
---------------------------------------------------

                                            VALUE
                                            (000)!
---------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                            $139,877
Undistributed Net Investment Income
  (Loss)                                      1,514
Undistributed Realized Net Gain (Loss)        8,145
Unrealized Appreciation (Depreciation)
  on: Investment Securities                  18,055
  Foreign Currency                             (564)
  Futures and Swaps                            (165)
---------------------------------------------------
NET ASSETS                                 $166,862
---------------------------------------------------

!      See Note A1 to Financial Statements.
*      Non-income producing security
(+)    144A security. Certain conditions for public sale
        may exist.
!!     A portion of these securities was pledged to cover
        margin requirements for future contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation or
        Moody's Investors Service, Inc.
++     Security is fair valued by the Adviser.
x      Security is in default.
#      Step Bond-Coupon rate increases in increments to
        maturity. Rate disclosed is as of March 31, 2000.
        Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security-rate disclosed
        is as of March 31, 2000.
(2)    Face amount is less than $500.
@      Value is less than $500.
ADR    American Depositary Receipt
Inv    Inverse Floating Rate-Interest rate fluctuates with
  Fl    an inverse relationship to an associated interest
        rate. Indicated rate is the effective rate at
        March 31, 2000.
EUR    Euro
IO     Interest Only
N/R    Not rated by Moody's Investors Services, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PCL    Public Company Limited
PIK    Payment-in-Kind Security
PO     Principal Only
REMIC  Real Estate Mortgage Investment conduit
TBA    Security is subject to delayed delivery. See Note
        A7 to Financial Statements.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                SMALL
                                                                                                  CAP           MID CAP
                                                            VALUE            EQUITY             VALUE            GROWTH
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------------------------------------------------------
                                                                        Six Months Ended March 31, 2000
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                           $ 10,809          $  2,415          $  4,736          $    806
    Interest                                                 299               350             2,401             3,213
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                       11,108             2,765             7,137             4,019
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                   2,756             1,760             4,228             4,515
    Administrative Fee--Note C                               441               281               451               721
    Custodian Fee--Note E                                     76                49                57                44
    Audit Fee                                                 17                11                11                 8
    Legal Fee                                                 11                 6                 7                 8
    Filing & Registration Fees                                34                22                28               135
    Shareholder Servicing Fee--Investment Class
 shares--Note D                                                6                 1                --                --
    Distribution Fees--Adviser Class
 shares--Note D                                              266                 3                34               628
    Other Expenses                                            93                33                42                49
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                      3,700             2,166             4,858             6,108
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                   (36)              (40)              (34)              (37)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                        3,664             2,126             4,824             6,071
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                     7,444               639             2,313            (2,052)
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                (91,568)           62,442           112,602           249,561
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
    Investment Securities                                105,848           103,595           206,116           474,861
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                 14,280           166,037           318,718           724,422
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                        $ 21,724          $166,676          $321,031          $722,370
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              SMALL                            DOMESTIC
                                                          MID CAP               CAP             FIXED             FIXED
                                                            VALUE            GROWTH            INCOME            INCOME
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------------------------------------------------------
                                                                        Six Months Ended March 31, 2000
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                           $  3,469          $    137          $  1,887           $    36
    Interest                                               1,944               590           161,104             6,540
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                        5,413               727           162,991             6,576
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                   3,775             1,465             8,418               334
    Administrative Fee--Note C                               403               117             1,796                71
    Custodian Fee--Note E                                     28                25               146                 4
    Audit Fee                                                  8                 7                24                 8
    Legal Fee                                                  7                 1                35                 1
    Filing & Registration Fees                                39                41                44                16
    Shareholder Servicing Fee--Investment Class
 shares--Note D                                               17                --                33                --
    Distribution Fees--Adviser Class
 shares--Note D                                               65                --               177                 2
    Other Expenses                                            39                 9               194                21
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                      4,381             1,665            10,867               457
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                   (26)              (15)             (146)               (4)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                        4,355             1,650            10,721               453
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                     1,058              (923)          152,270             6,123
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                 97,098            57,894           (71,064)           (2,534)
    Futures                                                   --                --             1,048               234
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                           97,098            57,894           (70,016)           (2,300)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
    Investment Securities                                123,214            72,904            13,752            (1,312)
    Futures and Swaps                                         --                --           (16,947)           (1,090)
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)            123,214            72,904            (3,195)           (2,402)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                220,312           130,798           (73,211)           (4,702)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                        $221,370          $129,875          $ 79,059           $ 1,421
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 HIGH                 CASH           FIXED         LIMITED
                                                                YIELD             RESERVES       INCOME II        DURATION
                                                            PORTFOLIO            PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            --------------------------------------------------------------
                                                                            Six Months Ended March 31, 2000
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends                                               $    401              $   --          $   130         $    54
    Interest                                                  52,194               3,726           13,219           5,236
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                           52,595               3,726           13,349           5,290
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                       2,327        $163                      679             231
    Less: Waived Fees                                             --        (28)     135               --              --
    Administrative Fee--Note C                                   413                  52              145              62
    Custodian Fee--Note E                                         23                  11               17               7
    Audit Fee                                                     11                   5                9               7
    Legal Fee                                                      7                   1                3               1
    Filing & Registration Fees                                    29                   7               16               8
    Shareholder Servicing Fee--Investment Class
 shares--Note D                                                    6                   1               --              --
    Distribution Fees--Adviser Class shares--Note D               22                  --               --              --
    Other Expenses                                                53                   8               16               8
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                          2,891                 220              885             324
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                       (23)                (11)             (16)             (2)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                            2,868                 209              869             322
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                        49,727               3,517           12,480           4,968
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                     (3,495)                 --           (5,188)           (462)
    Foreign Currency Transactions                              5,443                  --               --              --
    Futures and Swaps                                          1,344                  --             (109)            (99)
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                3,292                  --           (5,297)           (561)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                    (22,587)                 --           (1,782)         (1,242)
    Foreign Currency Transactions                              3,156                  --               --              --
    Futures and Swaps                                           (374)                 --             (852)           (166)
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                (19,805)                 --           (2,634)         (1,408)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                    (16,513)                 --           (7,931)         (1,969)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                 $ 33,214              $3,517          $ 4,549         $ 2,999
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               SPECIAL                                                 INTER-
                                                               PURPOSE                                 GLOBAL        NATIONAL
                                                                 FIXED                                  FIXED           FIXED
                                                                INCOME              MUNICIPAL          INCOME          INCOME
                                                             PORTFOLIO              PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                             ----------------------------------------------------------------
                                                                              Six Months Ended March 31, 2000
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +
    Dividends                                                 $   310                $    --         $    47         $    --
    Interest                                                   15,454                  3,615           1,482           2,917
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                            15,764                  3,615           1,529           2,917
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                          796          $227                      105             236
    Less: Waived Fees                                              --          (14)      213              --              --
    Administrative Fee--Note C                                    170                     48              24              51
    Custodian Fee--Note E                                          18                      4              14              19
    Audit Fee                                                      14                     10              12              12
    Legal Fee                                                       4                      1              --               1
    Filing & Registration Fees                                     11                     13               8              15
    Other Expenses                                                 20                     18               3               4
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                           1,033                    307             166             338
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                        (14)                    (4)             (5)             (1)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                             1,019                    303             161             337
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                         14,745                  3,312           1,368           2,580
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                      (6,566)                (1,777)         (2,289)         (2,470)
    Foreign Currency Transactions                                  --                     --            (539)         (1,310)
    Futures                                                       192                   (303)              9             437
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                (6,374)                (2,080)         (2,819)         (3,343)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                        (223)                 1,291             (56)         (3,335)
    Foreign Currency Transactions                                  --                     --             465             309
    Futures and Swaps                                            (879)                   (91)           (141)           (245)
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                  (1,102)                 1,200             268          (3,271)
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                      (7,476)                  (880)         (2,551)         (6,614)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   $ 7,269                $ 2,432         $(1,183)        $(4,034)
---------------------------------------------------------------------------------------------------------------------------------

+ Net of $4 and $16 withholding tax for the Global Fixed Income and International Fixed Income Portfolios, respectively.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                             STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    INTERMEDIATE           MULTI-MARKET                                MULTI-
                                                        DURATION           FIXED INCOME        BALANCED           ASSET-CLASS
                                                       PORTFOLIO              PORTFOLIO       PORTFOLIO             PORTFOLIO
                                                    -------------------------------------------------------------------------
                                                                         Six Months Ended March 31, 2000
(In Thousands)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME +
    Dividends                                         $    19                 $   25           $   897              $   290
    Interest                                            2,191                  3,897             6,571                2,782
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                     2,210                  3,922             7,468                3,072
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                  111         $218                         888       $554
    Less: Waived Fees                                      --           (2)       216               --        (36)       518
    Administrative Fee--Note C                             24                     39               158                   68
    Custodian Fee--Note E                                   3                      9                34                   34
    Audit Fee                                               7                      9                17                   18
    Legal Fee                                              --                      1                 3                    1
    Filing & Registration Fees                             11                      5                27                   12
    Shareholder Servicing Fee--Investment
 Class shares--Note D                                       8                     --                 1                    4
    Distribution Fees--Adviser Class
 shares--Note D                                            --                     --                40                   --
    Other Expenses                                          4                      5                22                   16
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                     168                    284             1,190                  671
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                 (2)                    (3)              (14)                  --
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                       166                    281             1,176                  671
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                  2,044                  3,641             6,292                2,401
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                (637)                  (387)           11,599                5,793
    Foreign Currency Transactions                          --                   (205)               --               (1,172)
    Futures                                              (210)                   149               164                4,846
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                          (847)                  (443)           11,763                9,467
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
    Investment Securities                                (419)                  (620)           40,576               11,128
    Foreign Currency Transactions                          --                    276                --                 (825)
    Futures and Swaps                                    (268)                   (67)             (249)                 245
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation
        (Depreciation)                                   (687)                  (411)           40,327               10,548
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                              (1,534)                  (854)           52,090               20,015
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                      $   510                 $2,787           $58,382              $22,416
---------------------------------------------------------------------------------------------------------------------------------

+ Net of $1 and $1 withholding tax for the Multi-Market Fixed Income and Multi-Asset-Class Portfolios, respectively.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 2000 are unaudited)

                                                                                                          SMALL CAP
                                                  VALUE                        EQUITY                       VALUE
                                                PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                    ---------------------------------------------------------------------------------------------
                                                        Six Months                   Six Months                   Six Months
                                         Year Ended       Ended       Year Ended       Ended       Year Ended       Ended
                                        September 30,   March 31,    September 30,   March 31,    September 30,   March 31,
(In Thousands)                              1999           2000          1999           2000          1999           2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)          $   27,701      $  7,444      $  5,340       $    639      $  5,904      $    2,313
   Realized Net Gain (Loss)                 122,925       (91,568)      190,256         62,442        83,605         112,602
   Change in Unrealized
     Appreciation (Depreciation)            134,138       105,848        50,024        103,595        85,609         206,116
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                          284,764        21,724       245,620        166,676       175,118         321,031
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                  (30,731)       (7,549)       (6,669)        (1,223)       (2,892)         (7,001)
     Realized Net Gain                     (346,188)     (111,639)     (222,761)      (194,869)     (101,623)        (68,195)
   INVESTMENT CLASS:
     Net Investment Income                     (270)          (59)          (11)            (1)           --              --
     Realized Net Gain                       (3,540)       (1,037)         (609)          (274)           --              --
   ADVISER CLASS +:
     Net Investment Income                   (4,810)       (1,471)           (4)            (2)           --            (148)
     Realized Net Gain                      (52,186)      (26,648)         (124)          (629)           --          (1,641)
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                 (437,725)     (148,403)     (230,178)      (196,998)     (104,515)        (76,985)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                 348,999       143,214       101,383         73,868       288,575         340,324
     In Lieu of Cash Distributions          327,810       110,625       220,297        189,846       103,439          72,087
     Redeemed                            (1,761,799)     (488,296)     (574,286)      (124,783)     (282,283)       (175,762)
   INVESTMENT CLASS:
     Issued                                   6,883         3,996           135             --            --              --
     In Lieu of Cash Distributions            2,822         1,024           618            275            --              --
     Redeemed                               (23,620)       (6,487)       (1,753)          (106)           --              --
   ADVISER CLASS +:
     Issued                                  78,928        54,170         2,007          1,570        20,392          21,287
     In Lieu of Cash Distributions           51,418        27,542           128            631            --           1,789
     Redeemed                              (173,003)     (106,521)         (333)          (759)       (3,709)         (6,622)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions       (1,141,562)     (260,733)     (251,804)       140,542       126,414         253,103
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)             (1,294,523)     (387,412)     (236,362)       110,220       197,017         497,149
NET ASSETS:
   Beginning of Period                    2,638,035     1,343,512       875,064        638,702       716,729         913,746
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                         $1,343,512      $956,100      $638,702       $748,922      $913,746      $1,410,895
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in end
     of period net assets                $    5,140      $  3,505      $    798       $    211      $  5,379      $      543
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                           22,907        11,978         4,930          3,988        15,813          15,568
     In Lieu of Cash Distributions           23,236         9,485        12,497         11,593         6,346           3,849
     Shares Redeemed                       (117,686)      (39,899)      (28,048)        (6,909)      (15,199)         (8,460)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                         (71,543)      (18,436)      (10,621)         8,672         6,960          10,957
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                              440           339             6             --            --              --
     In Lieu of Cash Distributions              200            88            35             17            --              --
     Shares Redeemed                         (1,547)         (540)          (91)            (5)           --              --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class Shares
        Outstanding                            (907)         (113)          (50)            12            --              --
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS +:
     Shares Issued                            5,078         4,506            98             88         1,062             998
     In Lieu of Cash Distributions            3,645         2,365             7             38            --              95
     Shares Redeemed                        (11,461)       (8,602)          (16)           (40)         (197)           (298)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class Shares
        Outstanding                          (2,738)       (1,731)           89             86           865             795
---------------------------------------------------------------------------------------------------------------------------------

+ The Small Cap Value Portfolio began offering Adviser Class shares on January 22, 1999.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 2000 are unaudited)

                                                 MID CAP                      MID CAP                     SMALL CAP
                                                  GROWTH                       VALUE                        GROWTH
                                                PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                    ---------------------------------------------------------------------------------------------
                                                        Six Months                   Six Months                   Six Months
                                         Year Ended       Ended       Year Ended       Ended       Year Ended       Ended
                                        September 30,   March 31,    September 30,   March 31,    September 30,   March 31,
(In Thousands)                              1999           2000          1999           2000          1999           2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)          $     (943)     $ (2,052)     $  3,425       $  1,058      $   (154)     $     (923)
   Realized Net Gain (Loss)                 237,742       249,561       109,808         97,098        15,676          57,894
   Change in Unrealized
     Appreciation (Depreciation)            102,485       474,861        15,607        123,214        12,161          72,904
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting
        from Operations                     339,284       722,370       128,840        221,370        27,683         129,875
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                       (2)           --        (1,451)        (2,940)           --              --
     Realized Net Gain                      (77,567)     (150,641)      (31,726)       (98,166)           --         (20,468)
   INVESTMENT CLASS:
     Net Investment Income                       --            --           (32)           (36)           --              --
     Realized Net Gain                           --            --        (1,377)        (2,499)           --              --
   ADVISER CLASS:
     Net Investment Income                       --            --            (8)           (79)           --              --
     Realized Net Gain                      (14,328)      (53,376)         (355)        (5,142)           --              --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                  (91,897)     (204,017)      (34,949)      (108,862)           --         (20,468)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                 565,037       807,974       370,988        377,896        81,536         370,838
     In Lieu of Cash Distributions           71,047       137,702        31,687         92,684            --          18,296
     Redeemed                              (486,282)     (225,661)     (188,868)      (150,995)      (18,994)       (106,470)
   INVESTMENT CLASS:
     Issued                                      --            --         6,915         10,928            --              --
     In Lieu of Cash Distributions               --            --         1,251          2,117            --              --
     Redeemed                                    --            --        (6,141)       (18,158)           --              --
   ADVISER CLASS:
     Issued                                 181,375       385,766        40,211         26,408            --              --
     In Lieu of Cash Distributions           14,192        52,577           363          4,843            --              --
     Redeemed                               (24,798)      (42,732)       (7,784)        (8,273)           --              --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions          320,571     1,115,626       248,622        337,450        62,542         282,664
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                567,958     1,633,979       342,513        449,958        90,225         392,071
NET ASSETS:
   Beginning of Period                      481,013     1,048,971       444,335        786,848         3,004          93,229
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                         $1,048,971     $2,682,950     $786,848      $1,236,806     $ 93,229      $  485,300
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in end
     of period net assets                $        2      $ (2,050)     $  3,056       $  1,059      $     --      $     (923)
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                           24,011        24,783        17,268         16,946         3,253           7,338
     In Lieu of Cash Distributions            3,801         4,778         1,661          4,550            --             412
     Shares Redeemed                        (20,418)       (6,959)       (9,185)        (6,694)         (715)         (1,993)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class
        Shares Outstanding                    7,394        22,602         9,744         14,802         2,538           5,757
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                               --            --           324            496            --              --
     In Lieu of Cash Distributions               --            --            66            104            --              --
     Shares Redeemed                             --            --          (279)          (806)           --              --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class
        Shares Outstanding                       --            --           111           (206)           --              --
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS:
     Shares Issued                            7,873        11,847         1,930          1,183            --              --
     In Lieu of Cash Distributions              763         1,839            19            238            --              --
     Shares Redeemed                         (1,101)       (1,286)         (362)          (374)           --              --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Adviser Class
        Shares Outstanding                    7,535        12,400         1,587          1,047            --              --
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 2000 are unaudited)

                                                                           DOMESTIC
                                             FIXED                           FIXED                          HIGH
                                            INCOME                          INCOME                          YIELD
                                           PORTFOLIO                       PORTFOLIO                      PORTFOLIO
                                  ---------------------------------------------------------------------------------------------
                                                    Six Months                     Six Months                     Six Months
                                      Year Ended         Ended       Year Ended         Ended       Year Ended         Ended
                                   September 30,     March 31,    September 30,     March 31,    September 30,     March 31,
(In Thousands)                              1999          2000             1999          2000             1999          2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
   Net Investment Income
     (Loss)                            $ 314,624     $ 152,270         $  9,280      $  6,123         $ 87,828     $  49,727
   Realized Net Gain (Loss)             (123,134)      (70,016)          (5,139)       (2,300)          (8,975)        3,292
   Change in Unrealized
     Appreciation
     (Depreciation)                     (176,179)       (3,195)          (6,558)       (2,402)          (6,643)      (19,805)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase
        (Decrease) in Net
        Assets Resulting
        from Operations                   15,311        79,059           (2,417)        1,421           72,210        33,214
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income              (273,978)     (153,429)          (6,519)       (5,790)         (75,740)      (52,672)
     Realized Net Gain                        --            --               --            --           (3,816)           --
     In Excess of Realized
       Net Gain                         (112,821)           --           (2,430)           --          (13,719)           --
   INVESTMENT CLASS:
     Net Investment Income                (2,372)       (1,472)              --            --             (674)         (331)
     Realized Net Gain                        --            --               --            --              (37)           --
     In Excess of Realized
       Net Gain                           (1,138)           --               --            --             (131)           --
   ADVISER CLASS +:
     Net Investment Income                (7,874)       (4,967)             (21)          (37)          (1,019)         (891)
     Realized Net Gain                        --            --               --            --              (40)           --
     In Excess of Realized
       Net Gain                           (3,280)           --               --            --             (145)           --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions              (401,463)     (159,868)          (8,970)       (5,827)         (95,321)      (53,894)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
 (1)
   INSTITUTIONAL CLASS:
     Issued                              958,460       426,275          152,307        11,553          564,421       266,034
     In Lieu of Cash
       Distributions                     349,941       135,413            8,513         5,641           64,229        35,894
     Redeemed                         (1,222,480)     (431,592)         (35,643)      (25,283)        (371,320)     (232,039)
   INVESTMENT CLASS:
     Issued                               24,497        11,364               --            --            5,963         2,557
     In Lieu of Cash
       Distributions                       2,637         1,146               --            --              799           331
     Redeemed                            (33,777)       (4,933)              --            --          (10,904)       (1,585)
   ADVISER CLASS +:
     Issued                               38,314        26,419            1,807           791           28,455        14,610
     In Lieu of Cash
       Distributions                       8,285         3,750               21            37            1,072           778
     Redeemed                            (25,174)      (26,831)            (608)         (682)         (25,988)       (9,069)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase
        (Decrease) from
        Capital Share
        Transactions                     100,703       141,011          126,397        (7,943)         256,727        77,511
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)            (285,449)       60,202          115,010       (12,349)         233,616        56,831
NET ASSETS:
   Beginning of Period                 4,805,262     4,519,813           76,042       191,052          724,608       958,224
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                      $4,519,813    $4,580,015         $191,052      $178,703         $958,224    $1,015,055
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net
     investment income
     (loss) included in end
     of period net assets              $  82,491     $  74,893         $  2,949      $  3,245         $ 29,048     $  24,881
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and
 Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                        82,479        38,845           13,812         1,120           62,967        30,702
     In Lieu of Cash
       Distributions                      30,023        12,356              784           549            7,249         4,170
     Shares Redeemed                    (105,699)      (39,139)          (3,266)       (2,437)         (41,499)      (26,779)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase
        (Decrease) in
        Institutional Class
        Shares Outstanding                 6,803        12,062           11,330          (768)          28,717         8,093
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                         2,128         1,029               --            --              671           296
     In Lieu of Cash
       Distributions                         225           105               --            --               90            38
     Shares Redeemed                      (2,881)         (448)              --            --           (1,210)         (179)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase
        (Decrease) in
        Investment Class
        Shares Outstanding                  (528)          686               --            --             (449)          155
---------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS +:
     Shares Issued                         3,302         2,412              167            77            3,188         1,683
     In Lieu of Cash
       Distributions                         710           342                2             4              120            90
     Shares Redeemed                      (2,166)       (2,443)             (56)          (67)          (2,883)       (1,050)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase
        (Decrease) in
        Adviser Class
        Shares Outstanding                 1,846           311              113            14              425           723
---------------------------------------------------------------------------------------------------------------------------------

+ The Domestic Fixed Income Portfolio began offering Adviser Class shares on March 1, 1999.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 2000 are unaudited)

                                   ----------------------------------------------------------------------------------------------
                                                   CASH                          FIXED                       LIMITED
                                                  RESERVES                     INCOME II                     DURATION
                                                 PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                   ----------------------------------------------------------------------------------------------
                                          Year Ended    Six Months     Year Ended    Six Months     Year Ended    Six Months
                                           September         Ended      September         Ended      September         Ended
                                                 30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                  1999          2000           1999          2000           1999          2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)             $  8,354      $  3,517       $ 24,833      $ 12,480       $ 12,979      $  4,968
   Realized Net Gain (Loss)                       12            --         (9,479)       (5,297)        (2,453)         (561)
   Change in Unrealized
     Appreciation (Depreciation)                  --            --        (18,047)       (2,634)        (3,219)       (1,408)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting
        from Operations                        8,366         3,517         (2,693)        4,549          7,307         2,999
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                    (8,350)       (3,492)       (23,025)      (12,501)       (15,085)       (4,978)
     Realized Net Gain                            --            --             --            --             --            --
     In Excess of Realized Net
       Gain                                       --            --         (9,302)           --             --            --
   INVESTMENT CLASS+:
     Net Investment Income                        (4)          (25)            --            --             --            --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                    (8,354)       (3,517)       (32,327)      (12,501)       (15,085)       (4,978)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                  501,605       191,183         47,254         9,288         31,868        15,317
     In Lieu of Cash Distributions             7,429         3,276         28,219        11,483         13,707         4,442
     Redeemed                               (520,765)     (227,982)       (99,483)      (52,514)      (128,970)      (29,717)
   INVESTMENT CLASS+:
     Issued                                    1,370         4,201             --            --             --            --
     In Lieu of Cash Distributions                 4            25             --            --             --            --
     Redeemed                                   (454)       (4,145)            --            --             --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                         (10,811)      (33,442)       (24,010)      (31,743)       (83,395)       (9,958)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                 (10,799)      (33,442)       (59,030)      (39,695)       (91,173)      (11,937)
NET ASSETS:
   Beginning of Period                       168,228       157,429        443,923       384,893        252,711       161,538
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $157,429      $123,987       $384,893      $345,198       $161,538      $149,601
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in end
     of period net assets                    $    --       $    --       $  6,422      $  6,401        $   353       $   343
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                           501,607       191,182          4,326           892          3,088         1,514
     In Lieu of Cash Distributions             7,429         3,276          2,531         1,098          1,331           440
     Shares Redeemed                        (520,764)     (227,982)        (9,004)       (4,997)       (12,522)       (2,931)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class
        Shares Outstanding                   (11,728)      (33,524)        (2,147)       (3,007)        (8,103)         (977)
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS+:
     Shares Issued                             1,370         4,201             --            --             --            --
     In Lieu of Cash Distributions                 4            25             --            --             --            --
     Shares Redeemed                            (455)       (4,145)            --            --             --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class
        Shares Outstanding                       919            81             --            --             --            --
---------------------------------------------------------------------------------------------------------------------------------

+ The Cash Reserves Portfolio began offering Investment Class shares on August 16, 1999.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 2000 are unaudited)

                                   ----------------------------------------------------------------------------------------------
                                                 SPECIAL
                                                 PURPOSE                                                    GLOBAL
                                               FIXED INCOME                   MUNICIPAL                  FIXED INCOME
                                                 PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                   ----------------------------------------------------------------------------------------------
                                          Year Ended    Six Months     Year Ended    Six Months     Year Ended    Six Months
                                           September         Ended      September         Ended      September         Ended
                                                 30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                  1999          2000           1999          2000           1999          2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)             $ 32,201      $ 14,745       $  5,221      $  3,312        $ 3,217       $ 1,368
   Realized Net Gain (Loss)                  (14,050)       (6,374)         1,657        (2,080)         2,461        (2,819)
   Change in Unrealized
     Appreciation (Depreciation)             (14,975)       (1,102)        (7,350)        1,200         (5,503)          268
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting
        from Operations                        3,176         7,269           (472)        2,432            175        (1,183)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                   (30,952)      (14,178)        (5,526)       (3,196)        (2,797)       (2,301)
     Realized Net Gain                        (1,670)           --             --          (680)        (1,208)       (1,663)
     In Excess of Realized Net
       Gain                                  (13,202)           --             --            --             --            --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                   (45,824)      (14,178)        (5,526)       (3,876)        (4,005)       (3,964)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                  102,595        25,008         52,900        30,233         17,920         3,857
     Issued due to
       Reorganization--Note L                     --            --         22,605            --             --            --
     In Lieu of Cash Distributions            41,048        12,803          3,164         2,162          3,545         3,608
     Redeemed                               (193,590)      (79,612)       (33,036)      (15,665)       (25,410)      (20,825)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                         (49,947)      (41,801)        45,633        16,730         (3,945)      (13,360)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                 (92,595)      (48,710)        39,635        15,286         (7,775)      (18,507)
NET ASSETS:
   Beginning of Period                       552,269       459,674         82,282       121,917         71,834        64,059
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $459,674      $410,964       $121,917      $137,203       $ 64,059      $ 45,552
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in end
     of period net assets                   $  7,327      $  7,894        $    12       $   128        $ 1,121       $   188
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                             8,853         2,239          4,439         2,713          1,705           391
     Shares Issued due to
       Reorganization--Note L                     --            --          1,898            --             --            --
     In Lieu of Cash Distributions             3,506         1,159            268           194            327           373
     Shares Redeemed                         (16,558)       (7,108)        (2,782)       (1,398)        (2,397)       (2,151)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class
        Shares Outstanding                    (4,199)       (3,710)         3,823         1,509           (365)       (1,387)
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                 (Amounts for the six months ended March 31, 2000 are unaudited)

                                   ----------------------------------------------------------------------------------------------
                                                    INTER-
                                                   NATIONAL                  INTERMEDIATE                 MULTI-MARKET
                                                 FIXED INCOME                  DURATION                   FIXED INCOME
                                                  PORTFOLIO                   PORTFOLIO                    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                          Year Ended    Six Months     Year Ended    Six Months     Year Ended    Six Months
                                           September         Ended      September         Ended      September         Ended
                                                 30,     March 31,            30,     March 31,            30,     March 31,
(In Thousands)                                  1999          2000           1999          2000           1999          2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)             $  4,790      $  2,580        $ 5,821       $ 2,044       $  6,661       $ 3,641
   Realized Net Gain (Loss)                    3,686        (3,343)        (2,436)         (847)        (1,192)         (443)
   Change in Unrealized
     Appreciation (Depreciation)              (9,698)       (3,271)        (2,824)         (687)        (3,213)         (411)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Net Assets Resulting
        from Operations                       (1,222)       (4,034)           561           510          2,256         2,787
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                    (3,664)       (3,477)        (6,864)       (1,620)        (6,324)       (3,437)
     In Excess of Net Investment
       Income                                   (786)           --             --            --             --            --
     Realized Net Gain                        (2,919)       (2,174)            --            --             --            --
     In Excess of Realized Net
       Gain                                       --            --         (2,363)           --             --            --
   INVESTMENT CLASS +:
     Net Investment Income                        --            --           (127)         (374)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                    (7,369)       (5,651)        (9,354)       (1,994)        (6,324)       (3,437)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                   40,078        16,429          9,931         2,897          8,691            61
     In Lieu of Cash Distributions             6,680         5,076          6,347         1,475          3,908         1,406
     Redeemed                                (62,499)      (25,551)       (73,849)      (12,006)        (4,287)       (7,046)
   INVESTMENT CLASS +:
     Issued                                       --            --          9,163         2,900             --            --
     In Lieu of Cash Distributions                --            --            127           373             --            --
     Redeemed                                     --            --             --        (1,176)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease)
        from Capital Share
        Transactions                         (15,741)       (4,046)       (48,281)       (5,537)         8,312        (5,579)
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                 (24,332)      (13,731)       (57,074)       (7,021)         4,244        (6,229)
NET ASSETS:
   Beginning of Period                       150,313       125,981        116,891        59,817         97,062       101,306
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $125,981      $112,250        $59,817       $52,796       $101,306       $95,077
---------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment
     income (loss) included in end
     of period net assets                   $   (785)     $ (1,682)        $  135        $  185       $  1,742       $ 1,946
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                             3,925         1,671            975           303            913             7
     In Lieu of Cash Distributions               622           532            626           153            405           151
     Shares Redeemed                          (6,082)       (2,677)        (7,376)       (1,253)          (452)         (751)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class
        Shares Outstanding                    (1,535)         (474)        (5,775)         (797)           866          (593)
---------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS +:
     Shares Issued                                --            --            939           298             --            --
     In Lieu of Cash Distributions                --            --             13            39             --            --
     Redeemed                                     --            --             --          (123)            --            --
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Investment Class
        Shares Outstanding                        --            --            952           214             --            --
---------------------------------------------------------------------------------------------------------------------------------

+ The Intermediate Duration Portfolio began offering Investment Class shares on August 16, 1999.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(Amounts for the six months ended March 31, 2000 are unaudited)

                                                             -----------------------------------------------------------------
                                                                                                        MULTI-ASSET-
                                                                             BALANCED                      CLASS
                                                                            PORTFOLIO                    PORTFOLIO
                                                             -----------------------------------------------------------------
                                                                    Year Ended    Six Months     Year Ended    Six Months
                                                                     September         Ended      September         Ended
                                                                           30,     March 31,            30,     March 31,
(In Thousands)                                                            1999          2000           1999          2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                                       $ 13,987      $  6,292       $  5,054      $  2,401
   Realized Net Gain (Loss)                                             47,459        11,763         17,846         9,467
   Change in Unrealized Appreciation (Depreciation)                      9,204        40,327          7,066        10,548
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting from
        Operations                                                      70,650        58,382         29,966        22,416
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A10
   INSTITUTIONAL CLASS:
     Net Investment Income                                             (12,193)       (6,943)        (4,601)       (2,846)
     Realized Net Gain                                                 (38,112)      (46,224)       (13,405)      (17,099)
   INVESTMENT CLASS:
     Net Investment Income                                                 (12)           (4)          (189)         (128)
     Realized Net Gain                                                     (45)          (29)          (506)         (783)
   ADVISER CLASS:
     Net Investment Income                                                (781)         (570)            --            --
     Realized Net Gain                                                  (2,479)       (4,099)            --            --
------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                             (53,622)      (57,869)       (18,701)      (20,856)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   INSTITUTIONAL CLASS:
     Issued                                                             71,797        16,198         13,772        10,473
     In Lieu of Cash Distributions                                      50,242        53,103         16,513        18,785
     Redeemed                                                         (178,690)      (40,190)       (53,340)      (23,054)
   INVESTMENT CLASS:
     Issued                                                                259         8,653            119            52
     In Lieu of Cash Distributions                                          58            32            695           912
     Redeemed                                                             (584)         (547)          (188)       (1,974)
   ADVISER CLASS:
     Issued                                                              4,775         4,446             --            --
     In Lieu of Cash Distributions                                       3,259         4,670             --            --
     Redeemed                                                           (4,278)       (4,777)            --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                                   (53,162)       41,588        (22,429)        5,194
------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                                           (36,134)       42,101        (11,164)        6,754
NET ASSETS:
   Beginning of Period                                                 407,438       371,304        171,272       160,108
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                      $371,304      $413,405       $160,108      $166,862
------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss) included in
     end of period net assets                                         $  3,741      $  2,516       $  2,087      $  1,514
------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
   INSTITUTIONAL CLASS:
     Shares Issued                                                       5,144         1,211          1,097           851
     In Lieu of Cash Distributions                                       3,808         4,160          1,394         1,588
     Shares Redeemed                                                   (12,652)       (2,969)        (4,252)       (1,906)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Institutional Class Shares
        Outstanding                                                     (3,700)        2,402         (1,761)          533
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT CLASS:
     Shares Issued                                                          19           663             10             4
     In Lieu of Cash Distributions                                           4             2             58            77
     Shares Redeemed                                                       (41)          (41)           (15)         (162)
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Investment Class Shares
        Outstanding                                                        (18)          624             53           (81)
------------------------------------------------------------------------------------------------------------------------------
   ADVISER CLASS:
     Shares Issued                                                         341           333             --            --
     In Lieu of Cash Distributions                                         247           367             --            --
     Shares Redeemed                                                      (306)         (360)            --            --
------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in Adviser Class Shares
        Outstanding                                                        282           340             --            --
------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)


                                                                               Institutional Class
                                                ---------------------------------------------------------------------------------
                                                                                                                    Six Months
                                                                                                                       Ended
                                                                     Year Ended September 30,                         March 31,
VALUE PORTFOLIO                                 --------------------------------------------------------------          2000
                                                      1995         1996        1997!         1998        1999!
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    12.63   $    14.89   $    15.61   $    20.37   $    15.16   $     13.59
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.31         0.30         0.34         0.34         0.21          0.10
   Net Realized and Unrealized Gain (Loss)
     on Investments                                   3.34         2.20         5.75        (3.38)        1.11          0.24
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                      3.65         2.50         6.09        (3.04)        1.32          0.34
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                             (0.31)       (0.32)       (0.30)       (0.36)       (0.28)        (0.10)
   Realized Net Gain                                 (1.08)       (1.46)       (1.03)       (1.81)       (2.61)        (1.66)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (1.39)       (1.78)       (1.33)       (2.17)       (2.89)        (1.76)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $    14.89   $    15.61   $    20.37   $    15.16   $    13.59   $     12.17
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                        32.58%       18.41%       41.25%      (16.41%)       8.30%         3.12%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)        $1,271,586   $1,844,740   $3,542,772   $2,288,236   $1,079,356   $   741,992
   Ratio of Expenses to Average Net Assets
     (1)                                             0.60%        0.61%        0.62%        0.60%        0.63%         0.62%*
   Ratio of Net Investment Income to
     Average Net Assets                              2.43%        2.07%        1.93%        1.76%        1.38%         1.40%*
   Portfolio Turnover Rate                             56%          53%          46%          56%          53%           22%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO
    OF EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                 0.60%        0.60%        0.61%        0.59%        0.62%         0.61%*
---------------------------------------------------------------------------------------------------------------------------------

                                                          Investment Class
                                       ---------------------------------------------------------
                                              May 6,                                   Six Months
                                           1996** to    Year Ended September 30,       Ended
                                       September 30,     ----------------------        March 31,
                                                1996     1997!       1998      1999!   2000
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                       $ 14.97   $ 15.60   $  20.36   $15.15   $13.58
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                         0.12      0.31       0.31     0.19     0.08
   Net Realized and Unrealized
     Gain (Loss) on Investments                  0.59      5.75      (3.38)    1.12     0.25
-------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 0.71      6.06      (3.07)    1.31     0.33
-------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                        (0.08)    (0.27)     (0.33)   (0.27)   (0.09)
   Realized Net Gain                               --     (1.03)     (1.81)   (2.61)   (1.66)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             (0.08)    (1.30)     (2.14)   (2.88)   (1.75)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $ 15.60   $ 20.36   $  15.15   $13.58   $12.16
-------------------------------------------------------------------------------------------
TOTAL RETURN                                     4.78%    41.01%    (16.55%)   8.20%    3.00%
-------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                             $  9,244   $29,847   $ 24,527   $9,673   $7,289
   Ratio of Expenses to Average
     Net Assets (2)                              0.76%*    0.80%      0.75%    0.78%   0.77%*
   Ratio of Net Investment Income
     to Average Net Assets                       2.05%*    1.75%      1.62%    1.25%   1.25%*
   Portfolio Turnover Rate                         53%       46%        56%      53%     22%
-------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON
    THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due to
       Expense Reimbursement/
       Waiver                                      N/A     0.09%        N/A      N/A     N/A
     Ratio Including Expense
       Offsets                                    0.75%*    0.79%      0.74%    0.77%   0.77%*
-------------------------------------------------------------------------------------


                                                             Adviser Class
                                    ------------------------------------------------------------
                                         July 17,                                     Six Months
                                       1996*** to       Year Ended September 30,           Ended
                                    September 30,      ---------------------------     March 31,
                                             1996      1997!       1998      1999!          2000
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $   14.11   $  15.61   $  20.35   $  15.13   $    13.57
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                      0.01       0.30       0.29       0.17         0.06
   Net Realized and Unrealized
     Gain (Loss) on Investments               1.49       5.74      (3.38)      1.12         0.26
------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              1.50       6.04      (3.09)      1.29         0.32
------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                        --      (0.27)     (0.32)     (0.24)       (0.08)
   Realized Net Gain                            --      (1.03)     (1.81)     (2.61)       (1.66)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             --      (1.30)     (2.13)     (2.85)       (1.74)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $    15.61   $  20.35   $  15.13   $  13.57   $    12.15
------------------------------------------------------------------------------------------------
TOTAL RETURN                                 10.63%     40.87%    (16.66%)     8.10%        2.89%
------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                        $   15,493   $201,253   $325,272   $254,483   $  206,819
   Ratio of Expenses to Average
     Net Assets (2)                          0.86%*     0.90%      0.85%      0.88%        0.87%*
   Ratio of Net Investment Income
     to Average Net Assets                   1.66%*     1.63%      1.52%      1.10%        1.14%*
   Portfolio Turnover Rate                     53%        46%        56%        53%          22%
------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON
    THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due to
       Expense Reimbursement/
       Waiver                            N/A        N/A        N/A        N/A          N/A
     Ratio Including Expense
       Offsets                          0.85%*     0.89%      0.84%      0.87%        0.86%*
------------------------------------------------------------------------------------------


**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
!    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                Institutional Class
                                                     -----------------------------------------------------------------------
                                                                                                                  Six Months
                                                                       Year Ended September 30,                        Ended
EQUITY PORTFOLIO                                     ----------------------------------------------------------    March 31,
                                                           1995         1996         1997       1998       1999         2000
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    21.05   $    24.43   $    25.67   $  29.45   $  20.44   $    19.82
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                   0.52         0.50         0.36       0.24       0.14         0.02
   Net Realized and Unrealized Gain (Loss) on
     Investments                                           4.55         3.26         8.22      (1.04)      5.24         4.54
----------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                           5.07         3.76         8.58      (0.80)      5.38         4.56
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                  (0.52)       (0.50)       (0.40)     (0.28)     (0.17)      (0.04)
   Realized Net Gain                                      (1.17)       (2.02)       (4.40)     (7.93)     (5.83)      (6.07)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       (1.69)       (2.52)       (4.80)     (8.21)     (6.00)      (6.11)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $    24.43   $    25.67   $    29.45   $  20.44   $  19.82   $    18.27
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             26.15%       16.48%       38.46%     (2.66%)    30.15%       26.59%
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)             $1,597,632   $1,442,261   $1,312,547   $872,662   $635,593   $  744,282
   Ratio of Expenses to Average Net Assets (1)            0.61%        0.60%        0.60%      0.61%      0.62%        0.61%*
   Ratio of Net Investment Income to Average
     Net Assets                                           2.39%        1.95%        1.30%      0.94%      0.64%        0.18%*
   Portfolio Turnover Rate                                  67%          67%          85%        77%       103%         117%
----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
   EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                      0.60%        0.60%        0.59%      0.59%      0.60%        0.60%*
----------------------------------------------------------------------------------------------------------------------------

                                                                           Investment Class
                                                    --------------------------------------------------------
                                                        April 10,      Year Ended September 30,   Six Months
                                                        1996** to        ----------------------        Ended
                                                    September 30,      1997      1998      1999    March 31,
                                                             1996                                       2000
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       24.31   $ 25.66   $ 29.42   $ 20.42   $    19.80
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.22      0.34      0.20      0.07         0.02
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             1.24      8.17     (1.03)     5.27         4.53
------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             1.46      8.51     (0.83)     5.34         4.55
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.11)    (0.35)    (0.24)    (0.13)       (0.02)
   Realized Net Gain                                           --     (4.40)    (7.93)    (5.83)       (6.07)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.11)    (4.75)    (8.17)    (5.96)       (6.09)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       25.66   $ 29.42   $ 20.42   $ 19.80   $    18.26
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                6.02%    38.12%    (2.78%)   29.92%       26.47%
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)            $         113   $ 2,354   $ 2,029   $   986   $    1,128
   Ratio of Expenses to Average Net Assets (2)              0.75%*    0.80%     0.76%     0.77%        0.76%*
   Ratio of Net Investment Income to Average
     Net Assets                                             1.83%*    1.12%     0.78%     0.52%        0.03%*
   Portfolio Turnover Rate                                    67%       85%       77%      103%         117%
------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
   EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                   N/A     1.28%       N/A       N/A        0.02%
     Ratio Including Expense Offsets                        0.75%*    0.80%     0.74%     0.75%        0.75%*
------------------------------------------------------------------------------------------------------------

                                                              Adviser Class
                                                -----------------------------------------
                                                  January 16,           Year   Six months
                                                   1998*** to          Ended        Ended
                                                September 30,  September 30,    March 31,
                                                         1998           1999         2000
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    20.50   $       20.42   $    19.79
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                0.10            0.11        (0.05)
   Net Realized and Unrealized Gain (Loss) on
     Investments                                       (0.09)           5.21         4.58
-----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        0.01            5.32         4.53
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                               (0.09)          (0.12)       (0.02)
   Realized Net Gain                                      --           (5.83)       (6.07)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    (0.09)          (5.95)       (6.09)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $    20.42   $       19.79   $    18.23
-----------------------------------------------------------------------------------------
TOTAL RETURN                                           (0.02%)         29.80%       26.44%
-----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)          $      373   $       2,123   $    3,512
   Ratio of Expenses to Average Net Assets (2)          0.88%*          0.87%        0.87%*
   Ratio of Net Investment Income to Average
     Net Assets                                         0.65%*          0.34%       (0.09%)*
   Portfolio Turnover Rate                                77%            103%         117%
-----------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
   EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                              N/A             N/A          N/A
     Ratio Including Expense Offsets                    0.82%*          0.85%        0.86%*
-----------------------------------------------------------------------------------------

                          ------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                  Institutional Class
                                                         -----------------------------------------------------------------
                                                                                                                Six Months
                                                                        Year Ended September 30,                     Ended
SMALL CAP VALUE PORTFOLIO                                ----------------------------------------------------    March 31,
                                                             1995       1996       1997       1998      1999!        2000!
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  17.67   $  18.28   $  19.64   $  24.97   $  17.37    $   18.62
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.19       0.18       0.15       0.16       0.13         0.04
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             2.49       3.62       8.39      (4.33)      3.65         6.07
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             2.68       3.80       8.54      (4.17)      3.78         6.11
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.14)     (0.20)     (0.11)     (0.14)     (0.07)       (0.14)
   Realized Net Gain                                        (1.93)     (2.24)     (3.10)     (3.29)     (2.46)       (1.40)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (2.07)     (2.44)     (3.21)     (3.43)     (2.53)       (1.54)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  18.28   $  19.64   $  24.97   $  17.37   $  18.62     $  23.19
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               18.39%     24.00%     49.81%    (18.34%)    23.83%       34.85%
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $430,368   $585,457   $897,396   $716,729   $897,629   $1,372,387
   Ratio of Expenses to Average Net Assets (1)              0.87%      0.86%      0.86%      0.86%      0.86%        0.85%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 1.20%      0.99%      0.70%      0.71%      0.70%        0.42%*
   Portfolio Turnover Rate                                   119%       145%       107%       163%       251%         102%
--------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                        0.87%      0.86%      0.86%      0.86%      0.86%        0.85%*
--------------------------------------------------------------------------------------------------------------------------


                                                                          Adviser Class
                                                                   --------------------------
                                                                     January 22,   Six Months
                                                                      1999**, to        Ended
                                                                   September 30,    March 31,
                                                                           1999!        2000!
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $       17.32   $    18.62
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                    0.06         0.01
   Net Realized and Unrealized Gain (Loss) on Investments                   1.24         6.08
---------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                            1.30         6.09
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                      --        (0.12)
   Realized Net Gain                                                          --        (1.40)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           --        (1.52)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $       18.62   $    23.19
---------------------------------------------------------------------------------------------
TOTAL RETURN                                                               7.51%       34.73%
---------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                           $      16,117   $   38,508
   Ratio of Expenses to Average Net Assets (2)                             1.11%*       1.11%*
   Ratio of Net Investment Income to Average Net Assets                    0.45%*       0.13%*
   Portfolio Turnover Rate                                                  251%         102%
---------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                       1.10%*       1.10%*
---------------------------------------------------------------------------------------------

**   Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
!    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                   Institutional Class
                                                         -----------------------------------------------------------------
                                                                                                                Six Months
                                                                          Year Ended September 30,                   Ended
MID CAP GROWTH PORTFOLIO                                 ----------------------------------------------------    March 31,
                                                             1995       1996       1997       1998       1999         2000
--------------------------------------------------------------------------------------------------------------------------
NET VALUE, BEGINNING OF PERIOD                           $  16.29   $  18.60   $  20.53   $  21.84   $  18.62     $  25.77
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.03       0.01      (0.01)     (0.03)     (0.01)       (0.02)
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             4.21       4.70       4.75       0.24      10.65        14.02
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             4.24       4.71       4.74       0.21      10.64        14.00
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.03)     (0.03)        --         --      (0.00)!!        --
   Realized Net Gain                                        (1.90)     (2.75)     (3.43)     (3.43)     (3.49)       (4.27)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (1.93)     (2.78)     (3.43)     (3.43)     (3.49)       (4.27)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  18.60   $  20.53   $  21.84   $  18.62   $  25.77   $    35.50
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               30.56%     28.81%     28.05%      2.00%     64.27%       57.84%
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $373,547   $403,281   $446,963   $429,955   $785,659   $1,884,646
   Ratio of Expenses to Average Net Assets (1)              0.61%      0.60%      0.63%      0.62%      0.62%        0.61%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 0.21%      0.04%     (0.07%)    (0.13%)    (0.07%)      (0.16%)*
   Portfolio Turnover Rate                                   129%       141%       134%       172%       208%         108%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                        0.60%      0.60%      0.61%      0.60%      0.60%        0.60%*
---------------------------------------------------------------------------------------------------------------------------------

 !! Amount is less than $0.01 per share.


                                                                                     Adviser Class
                                                                  -----------------------------------------------
                                                                    January 31,           Year Ended   Six Months
                                                                      1997** to        September 30,        Ended
                                                                  September 30,   ------------------    March 31,
                                                                           1997      1998       1999         2000
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       17.04   $ 21.81   $  18.55   $    25.59
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                           (0.02)    (0.03)     (0.05)       (0.03)
   Net Realized and Unrealized Gain (Loss) on Investments                  4.79      0.20      10.58        13.90
-----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           4.77      0.17      10.53        13.87
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Realized Net Gain                                                         --     (3.43)     (3.49)       (4.27)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $       21.81   $ 18.55   $  25.59   $    35.19
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             27.99%     1.79%     63.87%       57.68%
-----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $       1,200   $51,058   $263,312   $  798,304
   Ratio of Expenses to Average Net Assets (2)                            0.88%*    0.87%      0.88%        0.86%*
   Ratio of Net Investment Income to Average Net Assets                  (0.41%)*  (0.25%)    (0.31%)      (0.41%)*
   Portfolio Turnover Rate                                                 134%      172%       208%         108%
-----------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                      0.86%*    0.84%      0.86%        0.85%*
-----------------------------------------------------------------------------------------------------------------

**   Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                               Institutional Class
                                                     ----------------------------------------------------------------------------
                                                      December 30,                                              Six Months
                                                         1994** to        Year Ended September 30,                   Ended
                                                     September 30,   ----------------------------------------    March 31,
MID CAP VALUE PORTFOLIO                                       1995      1996      1997!      1998!      1999!        2000!
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.00   $ 13.45   $  14.49   $  21.80   $  18.12   $    21.88
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                      0.55=     0.11       0.05       0.08       0.12         0.03
   Net Realized and Unrealized Gain (Loss) on
     Investments                                              2.90      2.52       8.37      (1.53)      5.01         4.70
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              3.45      2.63       8.42      (1.45)      5.13         4.73
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                        --     (0.55)     (0.10)     (0.04)     (0.06)       (0.08)
   Realized Net Gain                                            --     (1.04)     (1.01)     (2.19)     (1.31)       (2.57)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             --     (1.59)     (1.11)     (2.23)     (1.37)       (2.65)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 13.45   $ 14.49   $  21.80   $  18.12   $  21.88   $    23.96
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                34.50%    22.30%     61.40%     (6.92%)    29.44%       23.79%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                   $ 4,507   $50,449   $220,260   $420,555   $721,015   $1,144,505
   Ratio of Expenses to Average Net Assets (1)               0.93%*    0.88%      0.90%      0.90%      0.87%        0.85%*
   Ratio of Net Investment Income to Average
     Net Assets                                             10.13%*=   1.61%      0.28%      0.40%      0.57%        0.23%*
   Portfolio Turnover Rate                                    639%=     377%       184%       213%       244%         135%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                  2.13%*    0.18%      0.02%        N/A        N/A          N/A
     Ratio Including Expense Offsets                         0.88%*    0.88%      0.88%      0.88%      0.86%        0.85%*
---------------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations
=    Net Investment Income, the Ratio of Net Investment Income to
     Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.

                                                                        Investment Class
                                                  ------------------------------------------------------------
                                                        May 10,     Year Ended September 30,       Six Months
                                                     1996*** to   ----------------------------          Ended
                                                  September 30,      1997!      1998!     1999!      March 31,
                                                          1996!                                          2000!
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 13.77   $  14.48   $ 21.75   $ 18.05     $  21.80
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                   0.04       0.01      0.05      0.09         0.01
   Net Realized and Unrealized Gain (Loss)
     on Investments                                        0.67       8.36     (1.53)     5.00         4.69
--------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                           0.71       8.37     (1.48)     5.09         4.70
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                     --      (0.09)    (0.03)    (0.03)       (0.04)
   Realized Net Gain                                         --      (1.01)    (2.19)    (1.31)       (2.57)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          --      (1.10)    (2.22)    (1.34)       (2.61)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $ 14.48   $  21.75    $ 18.05   $ 21.80      $ 23.89
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              5.16%     61.05%    (7.08%)   29.30%        23.71%
--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $ 127   $  1,238   $ 18,861   $ 25,197     $ 22,700
   Ratio of Expenses to Average Net Assets
     (2)                                                  1.03%*     1.09%     1.05%      1.02%        1.00%*
   Ratio of Net Investment Income to Average
     Net Assets                                           0.86%*     0.04%     0.25%      0.42%        0.11%*
   Portfolio Turnover Rate                                 377%       184%      213%       244%         135%
------------------------------------------------------------------------------------------ --------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                               0.14%*     4.60%       N/A        N/A          N/A
     Ratio Including Expense Offsets                      1.03%*     1.07%     1.03%      1.01%        1.00%*
--------------------------------------------------------------------------------------------------------------

                                              Adviser Class
                                                   July 17,                   Six Months
                                                1998**** to      Year Ended        Ended
                                              September 30,   September 30,    March 31,
                                                      1998!           1999!        2000!
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 21.82    $ 18.12         $ 21.86
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.01       0.07            0.00!!
   Net Realized and Unrealized Gain (Loss)
     on Investments                                  (3.71)      5.01            4.70
---------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     (3.70)      5.08            4.70
---------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                --      (0.03)          (0.04)
   Realized Net Gain                                    --      (1.31)           (2.57)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     --      (1.34)           (2.61)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 18.12    $ 21.86          $ 23.95
------------------------------------------------------------------------------------------------
TOTAL RETURN                                        (16.96%)    29.12%           23.65%
------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)           $ 4,919   $ 40,636          $ 69,601
   Ratio of Expenses to Average Net Assets
     (2)                                                         1.12%            1.11%*
   Ratio of Net Investment Income to Average         1.24%*
     Net Assets                                      0.25%*      0.33%           (0.04%)*
   Portfolio Turnover Rate                            213%        244%            135%
------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                            N/A        N/A             N/A
     Ratio Including Expense Offsets                  1.17%*     1.11%            1.10%*
---------------------------------------------------------------------------------------------------


***   Initial offering of Investment Class shares
****  Initial offering of Adviser Class shares
!!    Amount is less than $0.01 per share.
------------------------------------------------------------------
*     Annualized
!     Per share amounts are based upon average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                               Institutional Class
                                                             -------------------------------------------------------
                                                                 June 30,               Year      Six Months
                                                                1998** to              Ended           Ended
                                                            September 30,      September 30,       March 31,
SMALL CAP GROWTH PORTFOLIO                                           1998              1999!            2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   10.00      $    8.57      $  32.28
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                       (0.01)         (0.13)        (0.11)
   Net Realized and Unrealized Gain (Loss) on Investments             (1.42)         23.84         28.36
---------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      (1.43)         23.71         28.25
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Realized Net Gain                                                     --             --         (4.40)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    8.57      $   32.28      $  56.13
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (14.30%)        276.66%        91.13%
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $   3,004      $  93,229      $485,300
   Ratio of Expenses to Average Net Assets (1)                        1.16%*         1.18%         1.14%*
   Ratio of Net Investment Income (Loss) to Average Net
     Assets                                                          (0.46%)*       (0.50%)       (0.63%)*
   Portfolio Turnover Rate                                              67%           300%          113%
---------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver           3.67%*         0.15%           N/A
     Ratio Including Expense Offsets                                  1.15%*         1.15%         1.13%*
-------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations
!    Per share amounts are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)

FIXED INCOME PORTFOLIO
                                                                            Institutional Class

                                                                          Year Ended September 30,
                                                                  --------------------------------------
                                                                        1995                        1996
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    10.93                  $    11.82
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                0.80                        0.78
   Net Realized and Unrealized Gain (Loss) on Investments               0.69                        0.08
--------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                        1.49                        0.86
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                               (0.60)                      (0.79)
   Realized Net Gain                                                      --                       (0.06)
   In Excess of Realized Net Gain                                         --                          --
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                    (0.60)                      (0.85)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    11.82                  $    11.83
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          14.19%                       7.63%
--------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $1,487,409                  $1,790,146
   Ratio of Expenses to Average Net Assets (1)                         0.49%                       0.48%
   Ratio of Net Investment Income to Average Net Assets                7.28%                       6.77%
   Portfolio Turnover Rate                                              140%                        162%
--------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                   0.48%                       0.48%
--------------------------------------------------------------------------------------------------------

FIXED INCOME PORTFOLIO
                                                                                      Institutional Class

                                                                                    Year Ended September 30,
                                                              ------------------------------------------------------------
                                                                   1997!                       1998!                 1999!
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.83                  $    12.22            $    12.22
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                            0.80                        0.78                  0.77
   Net Realized and Unrealized Gain (Loss) on Investments           0.50                        0.14                 (0.72)
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    1.30                        0.92                  0.05
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                           (0.78)                      (0.75)                (0.71)
   Realized Net Gain                                               (0.13)                      (0.17)                   --
   In Excess of Realized Net Gain                                     --                          --                 (0.30)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (0.91)                      (0.92)                (1.01)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    12.22                  $    12.22            $    11.26
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      11.47%                       7.90%                 0.33%
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $3,219,987                  $4,625,015            $4,338,939
   Ratio of Expenses to Average Net Assets (1)                     0.49%                       0.48%                 0.48%
   Ratio of Net Investment Income to Average Net Assets            6.73%                       6.49%                 6.62%
   Portfolio Turnover Rate                                          179%                        121%                  103%
-------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                               0.48%                       0.47%                 0.47%
-------------------------------------------------------------------------------------------------------------------------


FIXED INCOME PORTFOLIO
                                                     Institutional Class
                                                     -------------------
                                                              Six Months
                                                                   Ended
                                                               March 31,
                                                                    2000
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.26
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                            0.38
   Net Realized and Unrealized Gain (Loss) on Investments          (0.19)
------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    0.19
------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                           (0.40)
   Realized Net Gain                                                  --
   In Excess of Realized Net Gain                                     --
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (0.40)
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    11.05
------------------------------------------------------------------------
TOTAL RETURN                                                       1.75%
------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                      $4,391,593
   Ratio of Expenses to Average Net Assets (1)                     0.47%*
   Ratio of Net Investment Income to Average Net Assets            6.77%*
   Portfolio Turnover Rate                                           34%
------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                               0.47%*
------------------------------------------------------------------------



                                                                         Investment Class
                                                    ------------------------------------------------
                                                      October 15,          Year Ended   Six Months
                                                        1996** to       September 30,        Ended
                                                    September 30,       -------------    March 31,
                                                            1997!     1998!     1999!         2000
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 11.80   $ 12.22   $ 12.22   $    11.27
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.75      0.76      0.76         0.36
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             0.40      0.14     (0.72)       (0.18)
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             1.15      0.90      0.04         0.18
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.60)    (0.73)    (0.69)       (0.40)
   Realized Net Gain                                        (0.13)    (0.17)       --           --
   In Excess of Realized Net Gain                              --        --     (0.30)          --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.73)    (0.90)    (0.99)       (0.40)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $ 12.22   $ 12.22   $ 11.27   $    11.05
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                               10.07%     7.72%     0.24%        1.62%
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                  $ 9,527   $48,944   $39,165   $   46,006
   Ratio of Expenses to Average Net Assets (2)              0.66%*    0.63%     0.63%        0.62%*
   Ratio of Net Investment Income to Average
     Net Assets                                             6.57%*    6.31%     6.50%        6.61%*
   Portfolio Turnover Rate                                   179%      121%      103%          34%
-----------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                 0.12%*      N/A       N/A          N/A
     Ratio Including Expense Offsets                        0.65%*    0.62%     0.62%        0.62%*
-----------------------------------------------------------------------------------------------------

                                                                            Adviser Class
                                               -------------------------------------------------------------------
                                                 November 7,      Year Ended         Year Ended         Six Months
                                                  1996*** to   September 30,      September 30,              Ended
                                               September 30,   -------------      -------------          March 31,
                                                       1997!           1998!              1999!               2000

------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       12.04        $  12.22      $  12.23              $    11.26
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                0.70            0.75          0.74                    0.36
   Net Realized and Unrealized Gain (Loss) on
     Investments                                        0.20            0.14         (0.72)                  (0.19)
------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        0.90            0.89          0.02                    0.17
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                               (0.59)          (0.71)        (0.69)                  (0.39)
   Realized Net Gain                                   (0.13)          (0.17)           --                      --
   In Excess of Realized Net Gain                         --              --         (0.30)                     --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                    (0.72)          (0.88)        (0.99)                  (0.39)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $       12.22        $  12.23      $  11.26              $    11.04
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           7.79%           7.63%         0.07%                   1.60%
------------------------------------------------------------------------------------------------------------------
                                               $      76,683        $131,303      $141,709              $  142,416
RATIOS AND SUPPLEMENTAL DATA                           0.77%*          0.73%         0.73%                  0.72%*
   Net Assets, End of Period (Thousands)
   Ratio of Expenses to Average Net Assets (2)
   Ratio of Net Investment Income to Average
     Net Assets                                        6.50%*          6.22%         6.38%                   6.52%*
   Portfolio Turnover Rate                              179%            121%          103%                     34%
------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                            0.01%*            N/A           N/A                     N/A
     Ratio Including Expense Offsets                   0.76%*          0.72%         0.72%                   0.72%*
------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
!    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                                              Institutional Class
                                                                                                                Six Months
                                                                                                                     Ended
                                                                          Year Ended September 30,               March 31,
DOMESTIC FIXED INCOME PORTFOLIO                              ------------------------------------------------         2000
                                                                1995      1996      1997      1998       1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  9.87   $ 11.03   $ 10.89   $ 11.27   $  11.40   $    10.55
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.52      0.56      0.74      0.73       0.71         0.36
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                0.87     (0.09)     0.33      0.32      (0.83)       (0.29)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                1.39      0.47      1.07      1.05      (0.12)        0.07
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                       (0.23)    (0.57)    (0.67)    (0.79)     (0.52)       (0.33)
   Realized Net Gain                                              --        --     (0.02)    (0.13)        --           --
   In Excess of Realized Net Gain                                 --     (0.04)       --        --      (0.21)          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.23)    (0.61)    (0.69)    (0.92)     (0.73)       (0.33)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 11.03   $ 10.89   $ 11.27   $ 11.40   $  10.55   $    10.29
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  14.33%     4.41%    10.20%     9.83%     (1.12%)       0.72%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                     $36,147   $95,362   $96,954   $76,042   $189,860   $  177,394
   Ratio of Expenses to Average Net Assets (1)                 0.51%     0.52%     0.51%     0.51%      0.51%        0.50%*
   Ratio of Net Investment Income to Average Net Assets        6.80%     5.73%     6.48%     6.32%      6.09%        6.85%*
   Portfolio Turnover Rate                                      313%      168%      217%      145%       115%          40%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                    0.09%     0.01%     0.01%     0.01%        N/A          N/A
     Ratio Including Expense Offsets                           0.50%     0.50%     0.50%     0.50%      0.49%        0.50%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       ADVISER CLASS
                                                                       March 1,    Six Months
                                                                      1999** to         Ended
                                                                  September 30,     March 31,
                                                                           1999          2000
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       10.85    $    10.53
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.39          0.58
   Net Realized and Unrealized Gain (Loss) on Investments                 (0.43)        (0.51)
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          (0.04)         0.07
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.28)        (0.33)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $       10.53    $    10.27
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             (0.40%)        0.66%
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $       1,192    $    1,309
   Ratio of Expenses to Average Net Assets (2)                            0.75%*        0.76%*
   Ratio of Net Investment Income to Average Net Assets                   6.73%*        6.61%*
   Portfolio Turnover Rate                                                 115%           40%
----------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver                 N/A           N/A
     Ratio Including Expense Offsets                                      0.74%*        0.76%*
----------------------------------------------------------------------------------------------------

**   Initial offering of Adviser Class shares.
-----------------------------------------------------------------
*    Annualized

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)

HIGH YIELD PORTFOLIO                                                              Institutional Class
                                                     ----------------------------------------------------------------------------
                                                                                                                Six Months
                                                                      Year Ended September 30,                       Ended
                                                     --------------------------------------------------------    March 31,
                                                         1995        1996       1997!       1998!       1999!         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   8.97    $   9.08    $   9.32    $  10.15    $   8.99   $     8.77
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.90        0.88        0.86        0.85        0.86         0.42
   Net Realized and Unrealized Gain (Loss) on
     Investments                                         0.19        0.28        0.87       (0.93)      (0.10)       (0.13)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         1.09        1.16        1.73       (0.08)       0.76         0.29
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                (0.85)      (0.92)      (0.87)      (0.82)      (0.79)       (0.47)
   Realized Net Gain                                    (0.08)         --       (0.03)      (0.26)      (0.04)          --
   In Excess of Realized Net Gain                       (0.05)         --          --          --       (0.15)          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (0.98)      (0.92)      (0.90)      (1.08)      (0.98)       (0.47)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   9.08    $   9.32    $  10.15    $   8.99    $   8.77   $     8.59
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           13.58%      13.83%      19.90%      (1.17%)      8.81%        3.38%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)             $220,785    $289,810    $523,899    $703,110    $937,482   $  987,193
   Ratio of Expenses to Average Net Assets (1)          0.50%       0.49%       0.51%       0.50%       0.49%        0.55%*
   Ratio of Net Investment Income to Average
     Net Assets                                        10.68%      10.04%       9.05%       8.74%       9.61%        9.61%*
   Portfolio Turnover Rate                                96%        115%         96%         75%         45%          20%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                    0.49%       0.48%       0.50%       0.48%       0.48%        0.55%*
---------------------------------------------------------------------------------------------------------------------------------


                                                                 Investment Class
                                       -----------------------------------------------------------
                                             May 21,     Year Ended September 30,    Six Months
                                           1996** to   ---------------------------        Ended
                                       September 30,     1997!     1998!     1999!    March 31,
                                                1996                                       2000
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   9.06   $  9.31   $ 10.16    $ 9.00   $     8.78
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.31      0.84      0.83      0.85         0.39
   Net Realized and Unrealized Gain
     (Loss) on Investments                      0.16      0.88     (0.93)    (0.10)       (0.11)
---------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.47      1.72     (0.10)     0.75         0.28
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                       (0.22)    (0.84)    (0.80)    (0.78)       (0.46)
   Realized Net Gain                              --     (0.03)    (0.26)    (0.04)          --
   In Excess of Realized Net Gain                 --        --        --     (0.15)          --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.22)    (0.87)    (1.06)    (0.97)       (0.46)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   9.31   $ 10.16   $  9.00    $ 8.78   $     8.60
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                   5.34%    19.77%    (1.37%)    8.67%        3.21%
---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                            $  5,139   $10,916   $11,262    $7,041   $    8,234
   Ratio of Expenses to Average Net
     Assets (2)                                0.62%*    0.70%     0.65%     0.64%        0.70%*
   Ratio of Net Investment Income to
     Average Net Assets                       11.06%*    8.84%     8.58%     9.50%        9.46%*
   Portfolio Turnover Rate                      115%       96%       75%       45%          20%
--------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                      N/A     0.22%       N/A       N/A          N/A
     Ratio Including Expense Offsets           0.61%*    0.69%     0.63%     0.63%        0.70%*
--------------------------------------------------------------------------------------------------------


                                                                   Adviser Class
                                       ---------------------------------------------------------------------
                                         January 31,                Year Ended                Six Months
                                          1997*** to               September 30,                   Ended
                                       September 30,        ---------------------------        March 31,
                                               1997!            1998!             1999!             2000
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   9.39         $  10.15           $  8.99         $   8.76
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.56             0.83              0.84             0.33
   Net Realized and Unrealized Gain
     (Loss) on Investments                      0.59            (0.93)            (0.11)           (0.05)
------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                1.15            (0.10)             0.73             0.28
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                       (0.39)           (0.80)            (0.77)           (0.46)
   Realized Net Gain                              --            (0.26)            (0.04)              --
   In Excess of Realized Net Gain                 --               --             (0.15)              --
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.39)           (1.06)            (0.96)           (0.46)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $  10.15          $  8.99            $  8.76         $   8.58
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   12.63%           (1.37%)            8.44%            3.21%
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
     (Thousands)                            $  4,327          $10,236           $13,701       $   19,628
   Ratio of Expenses to Average Net
     Assets (2)                                 0.78%*           0.75%             0.74%            0.80%*
   Ratio of Net Investment Income to
     Average Net Assets                         8.68%*           8.55%             9.29%            9.29%*
   Portfolio Turnover Rate                        96%              75%               45%              20%
------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                      N/A              N/A               N/A              N/A
     Ratio Including Expense Offsets            0.76%*           0.73%             0.73%            0.80%*
------------------------------------------------------------------------------------------------------------


**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------
*    Annualized
!    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                     Institutional Class
                                                            ---------------------------------------------------------------------
                                                                                                                Six Months
                                                                                                                     Ended
                                                                         Year Ended September 30,                March 31,
CASH RESERVES PORTFOLIO                                     -------------------------------------------------         2000
                                                               1995      1996      1997       1998       1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.000   $ 1.000   $ 1.000   $  1.000   $  1.000   $    1.000
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                      0.055     0.052     0.052      0.053      0.048        0.028
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                              0.055     0.052     0.052      0.053      0.048        0.028
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                     (0.055)   (0.052)   (0.052)    (0.053)    (0.048)      (0.028)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $ 1.000   $ 1.000   $ 1.000   $  1.000   $  1.000   $    1.000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  5.57%     5.35%     5.32%      5.47%      4.93%        2.74%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                    $44,624   $78,497   $98,464   $168,228   $156,510   $  122,987
   Ratio of Expenses to Average Net Assets (1)                0.33%     0.33%     0.33%      0.32%      0.33%        0.34%*
   Ratio of Net Investment Income to Average Net
     Assets                                                   5.45%     5.19%     5.20%      5.33%      4.77%        5.38%*
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
     Reduction of Ratio due to Expense
       Reimbursement/Waiver                                   0.11%     0.09%     0.07%      0.05%      0.04%        0.03%*
     Ratio Including Expense Offsets                          0.32%     0.32%     0.32%      0.32%      0.32%        0.32%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                            INVESTMENT CLASS
                                                                  -----------------------------------
                                                                     August 16,    Six Months
                                                                      1999** to         Ended
                                                                  September 30,     March 31,
                                                                           1999          2000
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $       1.000    $    1.000
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                  0.006         0.028
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          0.006         0.028
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                 (0.006)       (0.028)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $       1.000    $    1.000
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              0.60%         2.67%
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                          $         919    $    1,000
   Ratio of Expenses to Average Net Assets (2)                            0.48%*        0.49%*
   Ratio of Net Investment Income to Average Net Assets                   4.83%*        5.27%*
----------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
 AVERAGE NET ASSETS:
     Reduction of Ratio due to Expense Reimbursement/Waiver               0.04%*        0.03%*
     Ratio Including Expense Offsets                                      0.47%*        0.47%*
----------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares
-----------------------------------------------------------------
*    Annualized

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                   Institutional Class
                                                         ------------------------------------------------------------------------
                                                                                                                Six Months
                                                                                                                     Ended
                                                                        Year Ended September 30,                 March 31,
FIXED INCOME II PORTFOLIO                                ----------------------------------------------------         2000
                                                             1995       1996       1997       1998       1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.42   $  11.33   $  11.23   $  11.46   $  11.69   $    10.74
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.71       0.70       0.74       0.61       0.69         0.38
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             0.71      (0.03)      0.39       0.40      (0.75)       (0.24)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             1.42       0.67       1.13       1.01      (0.06)        0.14
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.51)     (0.66)     (0.79)     (0.66)     (0.63)       (0.36)
   Realized Net Gain                                           --      (0.08)     (0.11)     (0.12)        --           --
   In Excess of Realized Net Gain                              --      (0.03)        --         --      (0.26)          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.51)     (0.77)     (0.90)     (0.78)     (0.89)       (0.36)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  11.33   $  11.23   $  11.46   $  11.69   $  10.74   $    10.52
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               14.13%      6.12%     10.58%      9.23%     (0.57%)       1.34%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $176,945   $191,740   $226,662   $443,923   $384,893   $  345,198
   Ratio of Expenses to Average Net Assets (1)              0.51%      0.50%      0.50%      0.50%      0.48%        0.49%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 6.75%      6.06%      6.54%      6.19%      6.20%        6.86%*
   Portfolio Turnover Rate                                   153%       165%       182%        92%       106%          32%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                        0.49%      0.49%      0.49%      0.49%      0.47%        0.48%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                  Institutional Class
                                                         ------------------------------------------------------------------------
                                                                         Year Ended September 30,               Six Months
                                                         ----------------------------------------------------        Ended
                                                                                                                 March 31,
LIMITED DURATION PORTFOLIO                                   1995       1996       1997       1998       1999         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.19   $  10.41   $  10.38   $  10.49   $  10.54   $    10.18
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.56       0.58       0.62       0.59       0.68         0.33
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             0.22      (0.03)      0.08       0.03      (0.31)       (0.14)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             0.78       0.55       0.70       0.62       0.37         0.19
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.55)     (0.58)     (0.59)     (0.57)     (0.73)       (0.33)
   In Excess of Realized Net Gain                           (0.01)        --         --         --         --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.56)     (0.58)     (0.59)     (0.57)     (0.73)       (0.33)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  10.41   $  10.38   $  10.49   $  10.54   $  10.18   $    10.04
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                7.95%      5.47%      6.98%      6.13%      3.61%        1.89%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $100,186   $123,227   $155,570   $252,711   $161,538   $  149,601
   Ratio of Expenses to Average Net Assets (1)              0.43%      0.43%      0.43%      0.42%      0.41%        0.42%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 5.96%      5.65%      6.15%      5.89%      6.16%        6.42%*
   Portfolio Turnover Rate                                   119%       174%       130%       107%       102%          28%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                 0.02%        N/A      0.00%#       N/A        N/A          N/A
     Ratio Including Expense Offsets                        0.42%      0.42%      0.42%      0.41%      0.41%        0.42%*
---------------------------------------------------------------------------------------------------------------------------------


                                                                                    Institutional Class
                                                         ------------------------------------------------------------------------
                                                                         Year Ended September 30,               Six Months
                                                         ----------------------------------------------------        Ended
                                                                                                                 March 31,
SPECIAL PURPOSE FIXED INCOME PORTFOLIO                       1995       1996      1997!       1998       1999         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  11.52   $  12.53   $  12.26   $  12.58   $  12.33   $    11.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.91       0.83       0.85       0.84       0.78         0.40
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             0.75       0.08       0.52       0.03      (0.69)       (0.21)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             1.66       0.91       1.37       0.87       0.09         0.19
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.65)     (0.88)     (0.87)     (0.85)     (0.73)       (0.37)
   Realized Net Gain                                           --      (0.30)     (0.18)     (0.27)     (0.04)          --
   In Excess of Realized Net Gain                              --         --         --         --      (0.33)          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.65)     (1.18)     (1.05)     (1.12)     (1.10)       (0.37)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  12.53   $  12.26   $  12.58   $  12.33   $  11.32   $    11.14
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               14.97%      7.74%     11.78%      7.31%      0.71%        1.70%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $390,258   $447,646   $492,784   $552,269   $459,674   $  410,964
   Ratio of Expenses to Average Net Assets (1)              0.49%      0.49%      0.49%      0.49%      0.49%        0.49%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 7.33%      6.75%      6.88%      6.89%      6.46%        6.92%*
   Portfolio Turnover Rate                                   143%       151%       198%       105%       124%          28%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                        0.48%      0.49%      0.48%      0.48%      0.48%        0.48%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Amount is less than 0.01%
!    Per share amounts are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                       Institutional Class
                                                                ----------------------------------------------------------------
                                                                                     Year Ended September 30,   Six Months
                                                                     ----------------------------------------        Ended
                                                                                                                 March 31,
MUNICIPAL PORTFOLIO                                             1995      1996      1997      1998       1999         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.04   $ 10.75   $ 11.23   $ 11.64   $  11.96   $    11.39
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.59      0.51      0.53      0.54       0.55         0.30
   Net Realized and Unrealized Gain (Loss) on
     Investments                                                0.71      0.49      0.40      0.28      (0.53)       (0.11)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                1.30      1.00      0.93      0.82       0.02         0.19
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                       (0.59)    (0.52)    (0.52)    (0.50)     (0.59)       (0.29)
   Realized Net Gain                                              --        --        --        --         --        (0.06)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.59)    (0.52)    (0.52)    (0.50)     (0.59)       (0.35)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 10.75   $ 11.23   $ 11.64   $ 11.96   $  11.39   $    11.23
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  13.37%     9.46%     8.47%     7.20%      0.11%        1.80%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                     $36,040   $54,536   $75,120   $82,282   $121,917   $  137,203
   Ratio of Expenses to Average Net Assets (1)                 0.50%     0.51%     0.51%     0.52%      0.51%        0.51%*
   Ratio of Net Investment Income to Average Net Assets        5.64%     4.66%     4.70%     4.58%      4.72%        5.45%*
   Portfolio Turnover Rate                                       58%       78%       54%      140%        88%          71%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                    0.09%     0.09%     0.05%     0.04%      0.09%        0.03%*
     Ratio Including Expense Offsets                           0.50%     0.50%     0.50%     0.50%      0.50%        0.50%*
---------------------------------------------------------------------------------------------------------------------------------


                                                                                  Institutional Class
                                                             -------------------------------------------------------------------
                                                                                    Year Ended September 30,    Six Months
                                                                    ----------------------------------------         Ended
                                                                                                                 March 31,
GLOBAL FIXED INCOME PORTFOLIO                                  1995      1996     1997+      1998       1999          2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 10.20   $ 11.05   $ 11.01   $ 10.64    $ 11.03    $    10.42
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                       0.71      0.63      0.60      0.55       0.51          0.24
   Net Realized and Unrealized Gain (Loss) on
     Investments                                               0.81      0.09     (0.22)     0.38      (0.49)        (0.43)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               1.52      0.72      0.38      0.93       0.02         (0.19)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                      (0.67)    (0.71)    (0.59)    (0.39)     (0.44)        (0.38)
   Realized Net Gain                                             --     (0.05)    (0.16)    (0.15)     (0.19)        (0.28)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           (0.67)    (0.76)    (0.75)    (0.54)     (0.63)        (0.66)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $ 11.05   $ 11.01   $ 10.64   $ 11.03    $ 10.42    $     9.57
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 15.54%     6.83%     3.53%     9.18%     (0.05%)       (1.91%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                    $55,147   $67,282   $77,493   $71,834    $64,059    $   45,552
   Ratio of Expenses to Average Net Assets (1)                0.58%     0.60%     0.57%     0.56%      0.54%         0.59%*
   Ratio of Net Investment Income to Average Net
     Assets                                                   6.34%     5.25%     5.65%     5.11%      4.83%         4.85%*
   Portfolio Turnover Rate                                     118%      133%      137%       88%        56%           34%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                          0.56%     0.58%     0.57%     0.56%      0.53%         0.57%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized
+    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                       Institutional Class
                                                             -------------------------------------------------------------------
                                                                                     Year Ended September 30,   Six Months
                                                                 --------------------------------------------        Ended
                                                                                                                 March 31,
INTERNATIONAL FIXED INCOME PORTFOLIO                         1995       1996       1997       1998       1999         2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.05   $  11.01   $  10.77   $  10.19   $  10.75   $    10.12
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.67       0.52       0.50       0.45       0.34         0.19
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             0.92       0.12      (0.44)      0.56      (0.41)       (0.50)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             1.59       0.64       0.06       1.01      (0.07)       (0.31)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.63)     (0.80)     (0.38)     (0.36)     (0.28)       (0.27)
   In Excess of Net Investment Income                          --         --         --         --      (0.06)          --
   Realized Net Gain                                           --      (0.08)     (0.26)     (0.09)     (0.22)       (0.17)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.63)     (0.88)     (0.64)     (0.45)     (0.56)       (0.44)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  11.01   $  10.77   $  10.19   $  10.75   $  10.12   $     9.37
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               16.36%      6.13%      0.44%     10.38%     (0.93%)      (3.17%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $127,882   $143,137   $152,752   $150,313   $125,981   $  112,250
   Ratio of Expenses to Average Net Assets (1)              0.54%      0.53%      0.53%      0.52%      0.52%        0.54%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 6.35%      5.39%      5.27%      4.59%      3.68%        4.10%*
   Portfolio Turnover Rate                                   140%       124%       107%        75%        64%          45%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                        0.54%      0.53%      0.53%      0.52%      0.52%        0.54%*
---------------------------------------------------------------------------------------------------------------------------------

*    Annualized

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)

       INTERMEDIATE DURATION PORTFOLIO
                                                                                Institutional Class
                                                  ------------------------------------------------------------------------------
                                                      October 3,                                                   Six Months
                                                       1994** to                Year Ended September 30,           Ended
                                                   September 30,       --------------------------------------      March 31,
                                                            1995       1996      1997+        1998       1999        2000+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00     $ 10.68    $ 10.28    $  10.48    $ 10.68       $ 9.77
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                    0.69       0.60       0.61        0.58       0.72         0.36
   Net Realized and Unrealized Gain (Loss) on
     Investments                                            0.42       0.03       0.27        0.28      (0.65)       (0.27)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            1.11       0.63       0.88        0.86       0.07         0.09
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                   (0.43)     (0.65)     (0.53)      (0.56)     (0.76)       (0.33)
   Realized Net Gain                                          --      (0.38)     (0.15)      (0.10)        --           --
   In Excess of Realized Net Gain                             --         --         --          --      (0.22)          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        (0.43)     (1.03)     (0.68)      (0.66)     (0.98)       (0.33)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $ 10.68    $ 10.28    $ 10.48    $  10.68    $  9.77       $ 9.53
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              11.39%      6.27%      8.93%       8.57%      0.64%        0.92%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $19,237    $12,017    $72,119    $116,891    $50,513      $41,679
   Ratio of Expenses to Average Net Assets
     (1)                                                   0.52%*     0.56%      0.55%       0.52%      0.49%        0.54%*
   Ratio of Net Investment Income to Average
     Net Assets                                            6.56%*     6.17%      5.93%       5.84%      6.20%        6.93%*
   Portfolio Turnover Rate                                  168%       251%       204%        131%        97%          31%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                0.08%*     0.13%      0.05%         N/A        N/A          N/A
     Ratio Including Expense Offsets                       0.52%*     0.52%      0.52%       0.51%      0.48%        0.53%*
---------------------------------------------------------------------------------------------------------------------------------

**   Commencement of Operations


                                                                           Investment Class
                                                                  ----------------------------------
                                                                     August 16,    Six Months
                                                                     1999*** to         Ended
                                                                  September 30,     March 31,
                                                                           1999         2000+
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 9.76        $ 9.77
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.11         (0.03)
   Net Realized and Unrealized Gain (Loss) on Investments                  0.04          0.12
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.15          0.09
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.14)        (0.33)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $ 9.77        $ 9.53
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              1.49%         0.89%
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                 $9,304       $11,117
   Ratio of Expenses to Average Net Assets (2)                            0.64%*        0.69%*
   Ratio of Net Investment Income to Average Net Assets                   8.99%*        6.82%*
   Portfolio Turnover Rate                                                  97%           31%
----------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                                      0.63%*        0.69%*
----------------------------------------------------------------------------------------------------
*** Initial offering of Investment Class shares

-----------------------------------------------------------------
*    Annualized
+    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)

MULTI-MARKET FIXED INCOME PORTFOLIO
                                                                                 Institutional Class
                                                                 ---------------------------------------------------
                                                                     October 1,            Year    Six Months
                                                                      1997** to           Ended         Ended
                                                                  September 30,   September 30,     March 31,
                                                                           1998            1999          2000
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.00        $   9.86        $ 9.46
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.56            0.65          0.36
   Net Realized and Unrealized Gain (Loss) on Investments                 (0.29)          (0.42)        (0.09)
--------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.27            0.23          0.27
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                  (0.40)          (0.63)        (0.33)
   In Excess of Realized Net Gain                                         (0.01)             --            --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.41)          (0.63)        (0.33)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $ 9.86        $   9.46        $ 9.40
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              2.72%           2.36%         2.88%
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                $97,062        $101,306       $95,077
   Ratio of Expenses to Average Net Assets (1)                            0.58%*          0.58%         0.59%*
   Ratio of Net Investment Income to Average Net Assets                   6.48%*          6.79%         7.49%*
   Portfolio Turnover Rate                                                 163%             86%           32%
--------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver               0.05%*            N/A         0.01%*
     Ratio Including Expense Offsets                                      0.58%*          0.58%         0.58%*
--------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period
                 (Amounts for the six months ended March 31, 2000 are unaudited)


                                                                                      Institutional Class
                                                             --------------------------------------------------------------------
                                                                                                                Six Months
                                                                                                                     Ended
                                                                                                                 March 31,
BALANCED PORTFOLIO                                                                   Year Ended September 30,         2000
                                                             ------------------------------------------------
                                                             1995       1996       1997      1998!      1999!
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  11.28   $  13.06   $  13.81   $  15.30   $  13.46   $ 13.83
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.54       0.53       0.51       0.48       0.45      0.23
   Net Realized and Unrealized Gain (Loss) on
     Investments                                             1.78       1.15       2.91      (0.11)      1.71      1.80
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             2.32       1.68       3.42       0.37       2.16      2.03
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    (0.47)     (0.50)     (0.54)     (0.49)     (0.43)    (0.28)
   Realized Net Gain                                        (0.07)     (0.43)     (1.39)     (1.72)     (1.36)    (1.89)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.54)     (0.93)     (1.93)     (2.21)     (1.79)    (2.17)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  13.06   $  13.81   $  15.30   $  13.46   $  13.83   $ 13.69
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               21.37%     13.47%     27.44%      2.85%     16.99%     15.97%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                 $334,630   $300,868   $343,284   $382,339   $341,886   $371,120
   Ratio of Expenses to Average Net Assets (1)              0.58%      0.57%      0.58%      0.59%      0.58%       0.58%*
   Ratio of Net Investment Income to Average Net
     Assets                                                 4.55%      3.85%      3.56%      3.36%      3.21%       3.20%*
   Portfolio Turnover Rate                                    95%       110%       145%       100%       111%         82%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Ratio Including Expense Offsets                        0.57%      0.57%      0.56%      0.57%      0.57%       0.58%*
---------------------------------------------------------------------------------------------------------------------------------


                                                                      Investment Class                        Adviser Class
                                                      ---------------------------------------------    -------------------------
                                                           April 4,       Year Ended     Six Months      November 7,
                                                          1997** to      September 30,      Ended       1996*** to
                                                      September 30,      -------------    March 31,    September 30,
                                                               1997    1998!     1999!         2000             1997

NET ASSET VALUE, BEGINNING OF PERIOD                  $       13.11   $15.30   $ 13.45   $    13.82    $       14.05
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                       0.30     0.46      0.42         0.17             0.42
   Net Realized and Unrealized Gain (Loss) on
     Investments                                               2.09    (0.13)     1.72         1.85             2.60
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               2.39     0.33      2.14         2.02             3.02
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                      (0.20)   (0.46)    (0.41)       (0.27)           (0.38)
   Realized Net Gain                                             --    (1.72)    (1.36)       (1.89)           (1.39)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           (0.20)   (2.18)    (1.77)       (2.16)           (1.77)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $       15.30   $13.45   $ 13.82   $    13.68    $       15.30
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 18.40%    2.56%    16.84%       15.84%           23.82%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)              $       3,943   $  445   $   208   $    8,746    $      27,366
   Ratio of Expenses to Average Net Assets (2)                0.73%*   0.74%     0.74%        0.76%*           0.85%*
   Ratio of Net Investment Income to Average Net
     Assets                                                   3.32%*   3.24%     3.03%        2.63%*           3.24%*
   Portfolio Turnover Rate                                     145%     100%      111%          82%             145%
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                                     N/A      N/A       N/A          N/A            0.03%*
     Ratio Including Expense Offsets                          0.70%*   0.72%     0.72%        0.75%*           0.84%*
------------------------------------------------------------------------------------------------------------------------------

                                                                   Adviser Class
                                               ------------------------------------------------
                                                           Year Ended                Six Months
                                                          September 30,                Ended
                                                -------------     -------------        March 31,
                                                    1998!            1999!              2000
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 15.30        $ 13.43             $    13.80
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.44           0.42                   0.20
   Net Realized and Unrealized Gain (Loss) on
     Investments                                     (0.12)         1.71                    1.80
------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                      0.32           2.13                   2.00
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                             (0.47)         (0.40)                 (0.26)
   Realized Net Gain                                 (1.72)         (1.36)                 (1.89)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  (2.19)         (1.76)                 (2.15)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $ 13.43        $ 13.80               $  13.65
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          2.49%         16.76%                 15.76%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)           $24,654        $29,210               $ 33,539
   Ratio of Expenses to Average Net Assets (2)        0.84%          0.83%                  0.83%*
   Ratio of Net Investment Income to Average Net
     Assets                                           3.11%          2.97%        2.95%*
   Portfolio Turnover Rate                             100%           111%          82%
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                            N/A            N/A          N/A
     Ratio Including Expense Offsets                  0.82%          0.82%        0.83%*
------------------------------------------------------------------------------------------------------------------------------



**   Initial offering of Investment Class shares
***  Initial offering of Adviser Class shares
-----------------------------------------------------------------

*    Annualized
!    Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
(Amounts for the six months ended March 31, 2000 are unaudited)

MULTI-ASSET-CLASS PORTFOLIO                                                             Institutional Class
                                                         -----------------------------------------------------------------------
                                                                                                                   Six Months
                                                                                       Year Ended September 30,         Ended
                                                        -------------------------------------------------------     March 31,
                                                         1995        1996        1997!       1998!          1999          2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  9.97    $  11.34    $  12.28    $  13.64      $  11.74    $ 12.43
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.44        0.46        0.38        0.38          0.37       0.18
   Net Realized and Unrealized Gain (Loss) on
     Investments                                         1.33        1.05        2.57       (0.45)         1.62       1.50
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         1.77        1.51        2.95       (0.07)         1.99       1.68
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                (0.40)      (0.42)      (0.51)      (0.34)        (0.34)     (0.23)
   Realized Net Gain                                       --       (0.15)      (1.08)      (1.49)        (0.96)     (1.36)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     (0.40)      (0.57)      (1.59)      (1.83)        (1.30)     (1.59)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $ 11.34    $  12.28    $  13.64    $  11.74      $  12.43    $ 12.52
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           18.28%      13.75%      26.50%      (0.46%)       17.71%      14.36%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)              $96,839    $129,558    $173,155    $165,039      $152,862    $160,579
   Ratio of Expenses to Average Net Assets (1)          0.58%       0.58%       0.74%       0.78%         0.78%        0.78%*
   Ratio of Net Investment Income to Average Net
     Assets                                             4.56%       3.82%       3.07%       2.98%         2.86%        2.81%*
   Portfolio Turnover Rate                               112%        122%        141%        107%          101%          83%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
    EXPENSES TO AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense
       Reimbursement/Waiver                             0.14%       0.08%       0.08%       0.04%         0.02%        0.04%*
     Ratio Including Expense Offsets                    0.58%       0.58%       0.74%       0.78%         0.78%        0.78%*
---------------------------------------------------------------------------------------------------------------------------------


                                                                                         Investment Class
                                                                     -----------------------------------------------------------
                                                                      June 10,
                                                                     1996** to       Year Ended September 30,   Six Months
                                                                  September 30,      ------------------------        Ended
                                                                          1996      1997!     1998!      1999    March 31,
                                                                                                                 2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $12.17   $  12.27   $ 13.63   $ 11.74    $12.41
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                  0.13       0.36      0.36      0.35      0.16
   Net Realized and Unrealized Gain (Loss) on Investments                 0.08       2.57     (0.45)     1.62      1.50
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                          0.21       2.93     (0.09)     1.97      1.66
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                 (0.11)     (0.49)    (0.31)    (0.34)    (0.22)
   Realized Net Gain                                                        --      (1.08)    (1.49)    (0.96)    (1.36)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      (0.11)     (1.57)    (1.80)    (1.30)    (1.58)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $12.27   $  13.63   $ 11.74   $ 12.41    $12.49
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             1.75%     26.32%    (0.61%)   17.53%     14.27%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands)                                $3,074   $  5,075   $ 6,233   $ 7,246    $6,283
   Ratio of Expenses to Average Net Assets (2)                           0.73%*     0.96%     0.93%     0.93%      0.91%*
   Ratio of Net Investment Income to Average Net Assets                  3.68%*     2.85%     2.86%     2.72%      2.68%*
   Portfolio Turnover Rate                                                122%       141%      107%      101%        83%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
     Reduction in Ratio due to Expense Reimbursement/Waiver              0.08%*     0.55%     0.04%     0.02%      0.05%*
     Ratio Including Expense Offsets                                     0.73%*     0.96%     0.93%     0.93%      0.91%*
---------------------------------------------------------------------------------------------------------------------------------

**   Initial offering of Investment Class shares.
-----------------------------------------------------------------
*    Annualized
!    Per share amounts are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2000, the Fund was comprised of twenty-two active portfolios (each referred to as a "Portfolio"). The Fund offers up to three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution fees as described in Note D. The financial statements for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short-term securities, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash or securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

    Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio, except the Cash Reserves and Mid Cap Growth Portfolios, may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps that may be entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments with the custodian. Securities held in segregated accounts cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

   is a possibility that as asset segregation reaches certain levels, a portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

8. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth, Small Cap Growth, Domestic Fixed Income, Cash Reserves, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 2000, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly except for those of the Limited Duration, Municipal and Intermediate Duration Portfolios which are declared and paid monthly, Small Cap Value, Mid Cap Growth, Mid Cap Value, and Small Cap Growth Portfolios which are declared and paid annually, and Cash Reserves Portfolio which are declared daily and paid monthly. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including post october losses and permanent differences such as gain (loss) on in-kind redemptions (Note I), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 2000, the investment advisory fees of each of the Portfolios were:

                            Annual        Voluntary Expense Limitations
                          Investment   ------------------------------------
                           Advisory    Institutional   Investment   Adviser
       Portfolio             Fee           Class         Class       Class
       ---------          ----------   -------------   ----------   -------
Value                       0.500%           --%            --%        --%
Equity                      0.500            --             --          --
Small Cap Value             0.750            --             --          --
Mid Cap Growth              0.500            --             --          --
Mid Cap Value               0.750            --             --          --
Small Cap Growth            1.000          1.15             --          --
Fixed Income                0.375            --             --          --
Domestic Fixed Income       0.375          0.50             --        0.75
High Yield                  0.450            --             --          --
Cash Reserves               0.250          0.32           0.47          --
Fixed Income II             0.375            --             --          --
Limited Duration            0.300            --             --          --
Special Purpose Fixed
  Income                    0.375            --             --          --
Municipal                   0.375          0.50             --          --
Global Fixed Income         0.375            --             --          --
International Fixed
  Income                    0.375            --             --          --
Intermediate Duration       0.375            --             --          --
Multi-Market Fixed
  Income                    0.450          0.58             --          --
Balanced                    0.450            --             --          --
Multi-Asset-Class           0.650          0.78           0.93          --

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse certain Portfolios so that annual operating expenses, after custodian balance credits, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Miller Anderson & Sherrerd, LLP is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is not a distribution fee and is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total trustees fees incurred, for the six months ended March 31, 2000 by the Portfolios were $108,000.

Expenses incurred by the Fund for the six months ended March 31, 2000 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is an Assistant Secretary of the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the six months ended March 31, 2000, purchases

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

   and sales of investment securities other than temporary cash investments were:

                                            (000)
                                    ----------------------
Portfolio                           Purchases     Sales
---------                           ----------  ----------
Value                               $  244,607  $  620,979
Equity                                 802,071     843,497
Small Cap Value                      1,207,938   1,062,047
Mid Cap Growth                       2,508,648   1,804,852
Mid Cap Value                        1,482,889   1,260,887
Small Cap Growth                       562,159     306,516
Fixed Income                         2,142,099   1,930,684
Domestic Fixed Income                   94,506      92,490
High Yield                             311,526     192,802
Cash Reserves                               --          --
Fixed Income II                        154,083     177,171
Limited Duration                        50,986      96,792
Special Purpose Fixed Income           159,271     214,372
Municipal                              102,374     100,243
Global Fixed Income                     18,419      34,186
International Fixed Income              50,975      62,445
Intermediate Duration                   23,273      35,259
Multi-Market Fixed Income               48,966      33,103
Balanced                               365,087     381,278
Multi-Asset-Class                      125,337     146,220

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At March 31, 2000, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                              (000)
                       ----------------------------------------------------
Portfolio                 Cost      Appreciation   Depreciation      Net
---------              ----------   ------------   ------------   ---------
Value                  $  948,025     $116,356      $(105,846)    $  10,510
Equity                    557,338      220,749        (19,971)      200,778
Small Cap Value         1,136,307      305,494        (82,368)      223,126
Mid Cap Growth          2,012,273      695,314        (93,428)      601,886
Mid Cap Value           1,112,637      209,455       (103,172)      106,283
Small Cap Growth          395,787      114,305        (29,559)       84,746
Fixed Income            6,383,593       34,080       (181,940)     (147,860)
Domestic Fixed Income     245,808          896         (6,790)       (5,894)
High Yield              1,093,723       13,279       (101,663)      (88,384)
Cash Reserves             124,134           --             --            --
Fixed Income II           464,484        2,435        (15,669)      (13,234)
Limited Duration          170,234          209         (3,565)       (3,356)
Special Purpose Fixed
  Income                  576,972        3,932        (19,859)      (15,927)
Municipal                 138,277        1,836         (3,304)       (1,468)
Global Fixed Income        46,169          902         (3,566)       (2,664)
International Fixed
  Income                  122,792        2,045         (9,811)       (7,766)
Intermediate Duration      67,879          473         (1,993)       (1,520)
Multi-Market Fixed
  Income                  123,073          794         (5,615)       (4,821)
Balanced                  419,386       71,528        (13,963)       57,565
Multi-Asset-Class         142,628       23,707         (5,652)       18,055

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at March 31, 2000, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                     (000)
                       ------------------------------------------------------------------
                                                                                Net
                         Currency        In                                  Unrealized
                            to        Exchange    Settlement                Appreciation
Portfolio                 Deliver        For         Date        Value     (Depreciation)
---------                --------     ---------   ----------   ---------   --------------
HIGH YIELD
Purchases
US$                      1,758   EUR      1,825     4/28/00    US$ 1,750      US$   (8)
                         1,030   EUR      1,070     4/28/00        1,026            (4)
                         2,065   GBP      1,300      5/3/00        2,069             4
                                                                           ------------
                                                                              US$   (8)
                                                                           ------------
Sales
EUR                      9,950   US$     10,042     4/26/00    US$ 9,541      US$  501
EUR                      3,295            3,327     4/26/00        3,160           167
EUR                     26,095           25,965     4/28/00       25,025           940
EUR                      8,870            8,822     4/28/00        8,506           316
GBP                     21,095           34,089      5/3/00       33,562           527
EUR                      9,635            9,618     5/10/00        9,248           370
EUR                     13,475           12,907     6/30/00       12,980           (73)
                                                                           ------------
                                                                              US$2,748
                                                                           ------------
                                                                     Net      US$2,740
                                                                           ============
GLOBAL FIXED INCOME
Purchases
US$                      1,498   AUD      2,430     4/27/00    US$ 1,473      US$  (25)
                           348   DKK      2,695     4/28/00          347            (1)
                         1,089   EUR      1,095     4/28/00        1,050           (39)
                           719   EUR        730     4/28/00          700           (19)
                           770   EUR        800     4/28/00          767            (3)
                           427   AUD        675      5/3/00          409           (18)
                           592   DKK      4,575      5/9/00          590            (2)
                         2,750   EUR      2,755     5/10/00        2,644          (106)
                           258   GBP        160     5/10/00          255            (3)
                           631   SEK      5,390     5/15/00          626            (5)
                           296   AUD        480     5/31/00          291            (5)
                           651   AUD      1,055     5/31/00          640           (11)
                           248   CAD        360      6/5/00          248            --
                           449   CAD        650      6/5/00          448            (1)
                            93   CAD        135      6/6/00           93            --
                         1,170   JPY    123,000     6/12/00        1,214            44
                         1,683   GBP      1,065     6/14/00        1,695            12
                         2,761   JPY    285,000     6/19/00        2,816            55
                           179   DKK      1,380     6/28/00          179            --
                                                                           ------------
                                                                              US$ (127)
                                                                           ------------
Sales
EUR                      1,500   US$      1,514     4/26/00    US$ 1,439      US$   75
AUD                      2,430            1,588     4/27/00        1,473           115
DKK                      2,695              360     4/28/00          347            13
EUR                      2,270            2,240     4/28/00        2,177            63
AUD                        200              122      5/3/00          121             1
AUD                        550              350      5/8/00          333            17
DKK                      4,575              608      5/9/00          590            18
EUR                      1,960            1,893     5/10/00        1,881            12
JPY                    111,000            1,031     5/15/00        1,090           (59)
SEK                     12,625            1,471     5/15/00        1,468             3
EUR                        205              196      6/1/00          197            (1)
CAD                      1,010              698      6/5/00          696             2
JPY                     42,000              402     6/12/00          414           (12)
                                                                           ------------
                                                                              US$  247
                                                                           ------------
                                                                     Net      US$  120
                                                                           ============

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     (000)
                       ------------------------------------------------------------------
                                                                                Net
                         Currency        In                                  Unrealized
                            to        Exchange    Settlement                Appreciation
Portfolio                 Deliver        For         Date        Value     (Depreciation)
---------                --------     ---------   ----------   ---------   --------------
INTERNATIONAL FIXED INCOME
Purchases
US$                        354   AUD        575     4/27/00    US$   348      US$   (6)
                         5,513   EUR      5,545     4/28/00        5,317          (196)
                           140   EUR        145     4/28/00          139            (1)
                         7,055   JPY    745,000      5/1/00        7,298           243
                         1,095   CAD      1,585      5/2/00        1,091            (4)
                         1,190   AUD      1,870      5/9/00        1,134           (56)
                           160   EUR        160     5/10/00          154            (6)
                         1,235   JPY    135,000     5/15/00        1,326            91
                         7,061   AUD     11,450     5/31/00        6,943          (118)
                         1,045   AUD      1,695     5/31/00        1,027           (18)
                         4,270   EUR      4,420      6/1/00        4,249           (21)
                        14,672   JPY  1,542,000     6/12/00       15,217           545
                         2,558   GBP      1,620     6/14/00        2,578            20
                         3,128   GBP      1,980     6/14/00        3,151            23
                                                                           ------------
                                                                              US$  496
                                                                           ------------
Sales
EUR                      7,190   US$      7,256     4/26/00    US$ 6,894      US$  362
SEK                      6,940              819     4/26/00          806            13
AUD                        575              376     4/27/00          349            27
DKK                      7,310              976     4/28/00          941            35
EUR                      1,060            1,068     4/28/00        1,016            52
EUR                        475              462     4/28/00          456             6
SEK                      4,455              519     4/28/00          517             2
SEK                      4,215              487     4/28/00          489            (2)
JPY                    205,000            1,962      5/1/00        2,008           (46)
JPY                    150,000            1,468      5/1/00        1,470            (2)
GBP                      1,430            2,309      5/2/00        2,275            34
DKK                     23,550            3,129      5/9/00        3,036            93
EUR                        160              161     5/10/00          153             8
JPY                    172,000            1,597     5/15/00        1,689           (92)
SEK                      5,130              600     5/15/00          596             4
SEK                     12,290            1,425     5/15/00        1,429            (4)
AUD                     11,025            6,935     5/16/00        6,685           250
EUR                      4,955            4,804      6/1/00        4,763            41
                                                                           ------------
                                                                              US$  781
                                                                           ------------
                                                                     Net      US$1,277
                                                                           ============
MULTI-MARKET FIXED INCOME
Purchases
US$                      1,233   AUD      2,000     4/27/00    US$ 1,212      US$  (21)
                           497   AUD        785      5/3/00          476           (21)
                           477   AUD        750      5/9/00          455           (22)
                         1,938   EUR      1,940     5/10/00        1,862           (76)
                           244   AUD        395     5/31/00          240            (4)
                           948   GBP        600     6/14/00          955             7
                                                                           ------------
                                                                              US$ (137)
                                                                           ------------
Sales
EUR                      1,415   US$      1,428     4/26/00    US$ 1,357      US$   71
AUD                      2,000            1,307     4/27/00        1,212            95
EUR                        645              642     4/28/00          619            23
JPY                    140,000            1,330      5/2/00        1,372           (42)
GBP                        305              493      5/2/00          485             8
GBP                        330              533      5/3/00          525             8
GBP                        360              582      5/3/00          573             9
DKK                      5,530              735      5/9/00          713            22
AUD                        325              204     5/16/00          197             7
                                                                           ------------
                                                                              US$  201
                                                                           ------------
                                                                     NET      US$   64
                                                                           ============

                                                     (000)
                       ------------------------------------------------------------------
                                                                                Net
                         Currency        In                                  Unrealized
                            to        Exchange    Settlement                Appreciation
Portfolio                 Deliver        For         Date        Value     (Depreciation)
---------                --------     ---------   ----------   ---------   --------------
MULTI-ASSET-CLASS
Purchases
US$                      4,976   EUR      4,600     4/27/00    US$ 4,411      US$ (565)
                            63   EUR         65     4/28/00           62            (1)
                            81   DKK        635     4/28/00           82             1
                            24   EUR         25     4/28/00           24            --
                            48   EUR         50     4/28/00           48            --
                            92   AUD        145      5/3/00           88            (4)
                           275   EUR        275     5/10/00          264           (11)
                           326   EUR        335     5/10/00          322            (4)
                           242   GBP        150     5/10/00          239            (3)
                            46   AUD         75     5/31/00           45            (1)
                            52   AUD         85     5/31/00           52            --
                         1,180   JPY    124,000     6/12/00        1,224            44
                           205   GBP        130     6/14/00          206             1
                         8,467   EUR      8,600      8/3/00        8,303          (164)
                                                                           ------------
                                                                              US $(707)
                                                                           ------------
Sales
EUR                        100   US$         96     4/26/00    US$   101      US$   (5)
EUR                         20               19     4/26/00           20            (1)
EUR                        450              431     4/26/00          453           (22)
DKK                      1,810              233     4/28/00          241            (8)
EUR                        450              432     4/28/00          448           (16)
EUR                         85               82     4/28/00           85            (3)
SEK                      1,410              164     4/28/00          165            (1)
JPY                     74,500              730      5/2/00          708            22
GBP                        165              263      5/3/00          267            (4)
DKK                        460               59      5/9/00           61            (2)
EUR                        100               96     5/10/00          100            (4)
EUR                        200              192     5/10/00          194            (2)
GBP                         20               32     5/10/00           32            --
JPY                     12,000              118     5/15/00          111             7
SEK                        355               41     5/15/00           42            (1)
AUD                         75               45     5/16/00           47            (2)
JPY                     24,000              237     6/12/00          231             6
EUR                        280              270     6/30/00          268             2
                                                                           ------------
                                                                              US$  (34)
                                                                           ------------
                                                                     NET      US$ (741)
                                                                           ============

              AUD  --   Australian Dollar
              CAD  --   Canadian Dollar
              DKK  --   Danish Krone
              EUR  --   Euro
              GBP  --   British Pound
              JPY  --   Japanese Yen
              SEK  --   Swedish Krona
              US$  --   U.S. Dollar

4. FUTURES CONTRACTS: At March 31, 2000, the following Portfolios had futures contracts open:

                                                                 Unrealized
                        Number       Aggregate                  Appreciation
                          of        Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)          Date         (000)
      ---------        ---------   -------------   ----------  --------------
Purchases:
 FIXED INCOME
  U.S. Treasury 2 yr.
   Note                    499      US$   98,786
                                                     Jun-00      US$    325
  U.S. Treasury 5 yr.
   Note                    738      US$   72,693
                                                     Jun-00             833
 DOMESTIC FIXED
   INCOME
  U.S. Treasury 2 yr.
   Note                     95      US$   18,807
                                                     Jun-00              65
  U.S. Treasury 5 yr.
   Note                     18      US$    1,773
                                                     Jun-00              29

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 Unrealized
                        Number       Aggregate                  Appreciation
                          of        Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)          Date         (000)
      ---------        ---------   -------------   ----------  --------------
 HIGH YIELD
  U.S. Treasury 10
   yr. Note                320      US$   31,385
                                                     Jun-00      US$    793
 FIXED INCOME II
  U.S. Treasury 2 yr.
   Note                     45      US$    8,909
                                                     Jun-00              37
  U.S. Treasury 5 yr.
   Note                    105      US$   10,343
                                                     Jun-00             169
 LIMITED DURATION
  U.S. Treasury 2 yr.
   Note                     78      US$    7,683
                                                     Jun-00              95
 SPECIAL PURPOSE
   FIXED INCOME
  U.S. Treasury 5 yr.
   Note                     10       US$     985
                                                     Jun-00              14
 MUNICIPAL
  Muni Bond                188      US$   17,925
                                                     Jun-00             455
 GLOBAL FIXED INCOME
  Japanese Yen 10 yr.
   Bond                      1      JPY  131,500
                                                     Jun-00               7
  U.S. Treasury 2 yr.
   Note                     34      US$    6,731
                                                     Jun-00              24
 INTERNATIONAL FIXED
   INCOME
  Japanese Yen 10 yr.
   Bond                     13     JPY 1,709,500
                                                     Jun-00              98
  U.S. Treasury 2 yr.
   Note                     35      US$    6,929
                                                     Jun-00               7
 INTERMEDIATE
   DURATION
  U.S. Treasury 2 yr.
   Note                     10      US$    1,980
                                                     Jun-00               5
  U.S. Treasury 10
   yr. Note                 32      US$    3,138
                                                     Jun-00              80
 MULTI-MARKET
  U.S. Treasury 5 yr.
   Note                     44      US$    4,334
                                                     Jun-00              71
  U.S. Treasury Long
   Bond                      1       US$      98
                                                     Jun-00               3
 BALANCED
  U.S. Treasury 5 yr.
   Note                      8       US$     788
                                                     Jun-00              11
  U.S. Treasury 10
   yr. Note                 13      US$    1,275
                                                     Jun-00               8
 MULTI-ASSET CLASS
  Hang Seng Index           41      JPY    3,492
                                                     Apr-00               3
  MIB 30 Index               2       EUR     463
                                                     Jun-00             (27)
  NIKKEI Index             172      JPY  346,800
                                                     Jun-00             222
  DAX Index                 13      EUR    2,472
                                                     Jun-00             (65)
  IBEX Plus Index          131      EUR    1,553
                                                     Apr-00             (57)
  TOPIX Index               88     JPY 1,500,400
                                                     Jun-00              84
  FTSE 100 Index            12       EUR     792
                                                     Jun-00               4
  OMX Index                 81      SEK   11,223
                                                     Apr-00             (77)
  SGX Taiwan Index          56      SGD    2,419
                                                     Apr-00             (11)
  U.S. Treasury 2 yr.
   Note                     16      US$    3,167
                                                     Jun-00              10
  U.S. Treasury 10
   yr. Note                  4       US$     392
                                                     Jun-00              10
  U.S. Treasury 5 yr.
   Note                     11      US$    1,084
                                                     Jun-00              18
 Sales:
 FIXED INCOME
                                                    Jun-00-
  90 Day Euro               26      EUR    1,628
                                                     Mar-01              27
  U.S. Treasury 10
   yr. Note              2,322      US$  227,737
                                                     Jun-00          (6,103)
  U.S. Treasury Long
   Bond                  6,393      US$  624,516
                                                     Jun-00         (15,933)

                                                                 Unrealized
                        Number       Aggregate                  Appreciation
                          of        Face Value     Expiration  (Depreciation)
      Portfolio        Contracts       (000)          Date         (000)
      ---------        ---------   -------------   ----------  --------------
 DOMESTIC FIXED
   INCOME
  U.S. Treasury 10
   yr. Note                231      US$   22,656
                                                     Jun-00      US$   (512)
  U.S. Treasury Long
   Bond                    255      US$   24,912
                                                     Jun-00            (612)
 HIGH YIELD
  U.K. Long Gilt           161      GBP   18,275
                                                     Jun-00            (281)
 FIXED INCOME II
  U.S. Treasury 10
   yr. Note                 54      US$    5,296
                                                     Jun-00            (146)
  U.S. Treasury Long
   Bond                    607      US$   59,296
                                                     Jun-00          (1,405)
 LIMITED DURATION
  U.S. Treasury 10
   yr. Note                214      US$   20,989
                                                     Jun-00            (554)
 SPECIAL PURPOSE
   FIXED INCOME
  U.S. Treasury 10
   yr. Note                  9       US$     883
                                                     Jun-00             (25)
  U.S. Treasury Long
   Bond                    618      US$   60,371
                                                     Jun-00          (1,587)
 MUNICIPAL
  U.S. Treasury Long
   Bond                    359      US$   35,070
                                                     Jun-00            (724)
 GLOBAL FIXED INCOME
  U.S. Treasury Long
   Bond                     20      US$    1,954
                                                     Jun-00             (41)
  U.S. Treasury 10
   yr. Note                 56      US$    5,492
                                                     Jun-00            (102)
 INTERNATIONAL FIXED
   INCOME
  U.S. Treasury 10
   yr. Note                 11      US$    1,079
                                                     Jun-00             (13)
 INTERMEDIATE
   DURATION
  U.S. Treasury 5 yr.
   Note                     17      US$    1,675
                                                     Jun-00             (28)
  U.S. Treasury Long
   Bond                     65      US$    6,350
                                                     Jun-00            (162)
 MULTI-MARKET FIXED
   INCOME
  U.K. Long Gilt             2       GBP     227
                                                     Jun-00              (3)
  U.S. Treasury 10
   yr. Note                 98      US$    9,612
                                                     Jun-00            (138)
 BALANCED
  U.S. Treasury Long
   Bond                    226      US$   22,077
                                                     Jun-00            (533)
 MULTI-ASSET CLASS
  U.K. Long Gilt             2       GBP     227
                                                     Jun-00              (4)
  U.S. Long Bond            65      US$    6,350
                                                     Jun-00            (165)
  U.S. Treasury 10
   yr. Note                 19      US$    1,863
                                                     Jun-00             (50)

              EUR  --   Euro
              GBP  --   British Pound
              JPY  --   Japanese Yen
              SEK  --   Swedish Krona
              SGD  --   Singapore Dollar
              US$  --   U.S. Dollar

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. SWAP AGREEMENTS: At March 31, 2000, the following Portfolios had open Interest Rate Swap Agreements:

                                                  UNREALIZED
  NOTIONAL                                       APPRECIATION
   AMOUNT                                       (DEPRECIATION)
   (000)                 DESCRIPTION                (000)
--------------------------------------------------------------
FIXED INCOME
     $51,000    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.        $ (3,868)
      50,000    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.          (3,600)
      11,000    Agreement with Bankers Trust
                Company terminating August 28,
                2008 to pay 3 month LIBOR
                monthly and to receive fixed
                rate at 6.03% semiannually.            (840)
      19,000    Agreement with Bankers Trust
                Company terminating September
                17, 2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 5.64% semiannually.          (1,921)
      31,000    Agreement with Bankers Trust
                Company terminating September
                21, 2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 5.59% semiannually.          (3,233)
      41,000    Agreement with Deutsche Bank
                terminating November 8, 2009
                to pay 3 month LIBOR quarterly
                and to receive fixed rate at
                6.81% semiannually.                  (1,311)
     134,350    Agreement with Goldman Sachs
                terminating March 24, 2010 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.25% semiannually.                    (183)
      56,450    Agreement with Salomon
                Brothers terminating March 24,
                2010 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.              82
      89,300    Agreement with Salomon
                Brothers terminating February
                10, 2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.26% semiannually.             455

--------------------------------------------------------------
                                                  UNREALIZED
  NOTIONAL                                       APPRECIATION
   AMOUNT                                       (DEPRECIATION)
   (000)                 DESCRIPTION                (000)
     $72,000    Agreement with Goldman Sachs
                terminating March 2, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.36% semiannually.                 $ 1,320
      39,500    Agreement with Goldman Sachs
                terminating March 3, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.34% semiannually.                     602
      35,100    Agreement with Goldman Sachs
                terminating March 9, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.31% semiannually.                     407
      40,200    Agreement with Salomon
                Brothers terminating March 10,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.             383
      42,000    Agreement with Salomon
                Brothers terminating March 13,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.27% semiannually.             312
                                                 ----------
                                                   $(11,395)
                                                 ==========
DOMESTIC FIXED INCOME
         900    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.            $(68)
       1,500    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.            (108)
       9,000    Agreement with Deutsche Bank
                terminating November 8, 2009
                to pay 3 month LIBOR quarterly
                and to receive fixed rate at
                6.81% semiannually.                    (287)
       7,350    Agreement with Salomon
                Brothers terminating March 24,
                2010 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.              11
       3,400    Agreement with Salomon
                Brothers terminating February
                10, 2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.26% semiannually.              17

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                  UNREALIZED
  NOTIONAL                                       APPRECIATION
   AMOUNT                                       (DEPRECIATION)
   (000)                 DESCRIPTION                (000)
--------------------------------------------------------------
      $4,150    Agreement with Goldman Sachs
                terminating March 2, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.36% semiannually.                    $ 76
       1,500    Agreement with Goldman Sachs
                terminating March 3, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.34% semiannually.                      23
       1,550    Agreement with Salomon
                Brothers terminating March 10,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.              15
       1,650    Agreement with Salomon
                Brothers terminating March 13,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.27% semiannually.              12
                                                    -------
                                                      $(309)
                                                    =======
FIXED INCOME II
       4,300    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.           $(326)
       7,300    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.            (526)
      13,850    Agreement with Salomon
                Brothers terminating March 24,
                2010 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.              20
       7,000    Agreement with Salomon
                Brothers terminating February
                10, 2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.26% semiannually.              36
       5,600    Agreement with Goldman Sachs
                terminating March 2, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.36% semiannually.                     103
       3,000    Agreement with Goldman Sachs
                terminating March 3, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.34% semiannually.                      46

--------------------------------------------------------------
                                                  UNREALIZED
  NOTIONAL                                       APPRECIATION
   AMOUNT                                       (DEPRECIATION)
   (000)                 DESCRIPTION                (000)
      $2,700    Agreement with Goldman Sachs
                terminating March 9, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.31% semiannually.                    $ 31
       3,100    Agreement with Salomon
                Brothers terminating March 10,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.              30
       3,250    Agreement with Salomon
                Brothers terminating March 13,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.27% semiannually.              24
                                                    -------
                                                      $(562)
                                                    =======
LIMITED DURATION
       2,800    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.           $(212)
       2,300    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.            (166)
                                                    -------
                                                      $(378)
                                                    =======
SPECIAL PURPOSE FIXED INCOME
       6,000    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.           $(455)
       5,100    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.            (367)
       2,600    Agreement with Goldman Sachs
                terminating March 24, 2010 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.25% semiannually.                      (4)
      14,500    Agreement with Salomon
                Brothers terminating March 24,
                2010 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.              21

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                  UNREALIZED
  NOTIONAL                                       APPRECIATION
   AMOUNT                                       (DEPRECIATION)
   (000)                 DESCRIPTION                (000)
--------------------------------------------------------------
      $8,100    Agreement with Salomon
                Brothers terminating February
                10, 2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.26% semiannually.            $ 41
       6,650    Agreement with Goldman Sachs
                terminating March 2, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.36% semiannually.                     122
       3,650    Agreement with Goldman Sachs
                terminating March 3, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.34% semiannually.                      56
       3,150    Agreement with Goldman Sachs
                terminating March 9, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.31% semiannually.                      36
       3,600    Agreement with Salomon
                Brothers terminating March 10,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.              34
       3,850    Agreement with Salomon
                Brothers terminating March 13,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.27% semiannually.              29
                                                    -------
                                                      $(487)
                                                    =======
MUNICIPAL
      21,500    Agreement with Goldman Sachs
                terminating March 28, 2010 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.29% semiannually.                     $26
                                                     ======
GLOBAL FIXED INCOME
         300    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.            $(23)
         400    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             (29)
                                                     ------
                                                       $(52)
                                                     ======

--------------------------------------------------------------
                                                  UNREALIZED
  NOTIONAL                                       APPRECIATION
   AMOUNT                                       (DEPRECIATION)
   (000)                 DESCRIPTION                (000)
INTERMEDIATE DURATION
      $1,400    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.           $(106)
       2,500    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.            (180)
                                                    -------
                                                      $(286)
                                                    =======
MULTI-MARKET FIXED INCOME
       1,000    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.            $(76)
         800    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             (58)
       7,000    Agreement with Goldman Sachs
                terminating March 30, 2010 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.37% semiannually.                      49
                                                     ------
                                                       $(85)
                                                     ======
BALANCED
       2,200    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.           $(167)
       1,850    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.            (133)
       6,600    Agreement with Salomon
                Brothers terminating March 24,
                2010 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.              10
       3,100    Agreement with Salomon
                Brothers terminating February
                10, 2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.26% semiannually.              16

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                  UNREALIZED
  NOTIONAL                                       APPRECIATION
   AMOUNT                                       (DEPRECIATION)
   (000)                 DESCRIPTION                (000)
--------------------------------------------------------------
      $2,500    Agreement with Goldman Sachs
                terminating March 2, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.36% semiannually.                    $ 46
       1,350    Agreement with Goldman Sachs
                terminating March 3, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.34% semiannually.                      20
       1,200    Agreement with Goldman Sachs
                terminating March 9, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.31% semiannually.                      14
       1,400    Agreement with Salomon
                Brothers terminating March 10,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.              13
       1,450    Agreement with Salomon
                Brothers terminating March 13,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.27% semiannually.              11
                                                    -------
                                                      $(170)
                                                    =======
MULTI-ASSET-CLASS
         700    Agreement with Bankers Trust
                Company terminating August 25,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.04% semiannually.            $(53)
         550    Agreement with Bankers Trust
                Company terminating August 27,
                2008 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 6.10% semiannually.             (40)
         650    Agreement with Goldman Sachs
                terminating March 2, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.36% semiannually.                      12
         350    Agreement with Goldman Sachs
                terminating March 3, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.34% semiannually.                       5
         300    Agreement with Goldman Sachs
                terminating March 9, 2030 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.31% semiannually.                       4

--------------------------------------------------------------
                                                  UNREALIZED
  NOTIONAL                                       APPRECIATION
   AMOUNT                                       (DEPRECIATION)
   (000)                 DESCRIPTION                (000)
        $150    Agreement with Goldman Sachs
                terminating March 24, 2010 to
                pay 3 month LIBOR quarterly
                and to receive fixed rate at
                7.25% semiannually.                    $ --
       1,400    Agreement with Salomon
                Brothers terminating March 24,
                2010 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.29% semiannually.               2
         700    Agreement with Salomon
                Brothers terminating February
                10, 2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.26% semiannually.               4
         350    Agreement with Salomon
                Brothers Company terminating
                March 10, 2030 to pay 3 month
                LIBOR quarterly and to receive
                fixed rate at 7.29%
                semiannually.                             3
         400    Agreement with Salomon
                Brothers terminating March 13,
                2030 to pay 3 month LIBOR
                quarterly and to receive fixed
                rate at 7.27% semiannually.               3
                                                     ------
                                                       $(60)
                                                     ======

LIBOR -- London Interbank Offer Rate

H. CAPITAL LOSS CARRY FORWARD. At September 30, 1999, the following Portfolios had available for Federal income tax purposes unused capital losses, all of which will expire on the indicated dates:

                              Expiration Date
                               September 30,
                                   (000)
                         -------------------------
Portfolio                 2003     2004      2007
---------                ------    -----    ------
Fixed Income             $   --    $  --    $2,005
Domestic Fixed Income        --       --       262
High Yield                   --       --       908
Fixed Income II              --       --     1,082
Limited Duration          3,536      172        --
Special Purpose Fixed
  Income                     --       --     1,135
Multi-Market Fixed
  Income                     --       --       884

I. IN-KIND TRANSACTIONS. For the six months ended March 31, 2000, there were no realized gains (losses) from in-kind redemptions.

--------------------------------------------------------------------------------

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

J. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included as expense offsets in the Statement of Operations. Fees greater than custodian expenses are included in interest income. During the six months ended March 31, 2000, the following Portfolios had security lending fees totaling:

                                            Fees
Portfolio                                   (000)
---------                               -------------
Value                                       $ 22
Equity                                        31
Fixed Income                                 308
Domestic Fixed Income                         10
Fixed Income II                                8
Special Purpose Fixed Income                  10
Balanced                                       6

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at March 31, 2000, were as follows:

                            Value of       Value
                             Loaned          of
                           Securities    Collateral
Portfolio                    (000)         (000)
---------                  ----------    ----------
Value                       $ 25,004      $ 25,692
Equity                        20,646        20,780
Fixed Income                 533,135       542,315
Domestic Fixed Income         10,419        10,640
Fixed Income II               13,038        13,253
Special Purpose
  Fixed Income                39,813        40,482
Balanced                      15,924        16,134

The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the fund on the next business day.

Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits and security lending fees totaling $271,000 and $162,000 respectively, for the six months ended March 31, 2000.

K. OTHER. At March 31, 2000, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The finan-cial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2000, approximately 51.9% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolios' net assets:

                                        Municipal
                                        ---------
AMBAC                                     10.1%
FGIC                                      15.8
FSA                                       13.1
MBIA                                      11.0

At March 31, 2000, the Fund had Portfolios with otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                     Percentage
                                    of Ownership
                        ------------------------------------
                        Institutional   Investment   Adviser
Portfolios                  Class         Class       Class
----------              -------------   ----------   -------
Value                       23.2%          83.6%      79.6%
Equity                        --          100.0       80.3
Small Cap Value               --             --       61.3
Mid Cap Growth              40.5             --       67.6
Mid Cap Value               12.0           51.1       74.5
Small Cap Growth            41.7             --         --
Fixed Income                  --           34.9       67.5
Domestic Fixed Income       46.7             --       99.4
High Yield                    --           77.7       79.6
Cash Reserves               35.6           66.5         --
Fixed Income II             39.3             --         --
Limited Duration            38.7             --         --
Special Purpose
  Fixed Income                --             --         --
Municipal                   11.8             --         --
Global Fixed Income         85.7             --         --
International
  Fixed Income              83.0             --         --
Intermediate Duration       56.3          100.0         --
Multi-Market
  Fixed Income              82.2             --         --
Balanced                    58.5           97.9       98.2
Multi-Asset-Class           42.2           92.9         --

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                                       167

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

L. REORGANIZATION. On December 4, 1998, the MAS Municipal Portfolio, as listed below ("Acquiring Fund"), acquired substantially all of the assets and liabilities of the MAS PA Municipal Portfolio, also listed below ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Trustees' and shareholders of the Acquired Fund. The net assets of the PA Municipal Portfolio Institutional Class shares were exchanged for 1,898,026 Institutional Class shares of the Municipal Portfolio. Net assets as of the reorganization date were as follows:

                                                   TOTAL NET
                       TOTAL NET     TOTAL NET     ASSETS OF       ACQUIRED
                       ASSETS OF     ASSETS OF     ACQUIRING         FUND
ACQUIRING  ACQUIRED    ACQUIRED      ACQUIRING     FUND AFTER     UNREALIZED
  FUND       FUND        FUND          FUND       ACQUISITION    APPRECIATION
---------  ---------  -----------   -----------   ------------   ------------
           PA
Municipal  Municipal  $22,605,495   $85,020,241   $107,625,736    $1,659,412

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                                       168

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal executive officers of the Fund as well as a brief statement of their present positions and principal occupations:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Morgan Stanley & Co. Incorporated; Member of the Morgan Stanley Dean Witter Investment Management Executive Committee; Portfolio Manager and Head of Fixed Income Investment Team, Miller Anderson & Sherrerd, LLP; Trustee, Haverford School.

THOMAS P. GERRITY
Trustee; Professor of Management, Director of the Electronic Commerce Forum, and formerly Dean, Wharton School of Business, University of Pennsylvania; Director, ICG-Commerce, Inc., Investor Force Holdings; Sunoco; Fannie Mae; Reliance Group Holdings; CVS Corporation; Knight-Ridder, Inc.; Internet Capital Group; formerly Director, IKON Office Solutions, Inc., Fiserv, Digital Equipment Corporation and Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

LORRAINE TRUTEN, CFA
President, MAS Funds; Principal, Morgan Stanley & Co. Incorporated; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Vice President and Treasurer, MAS Funds; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley & Co. Incorporated; formerly Vice President and Director of Investment Accounting, PFPC, Inc.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation; formerly, CFO of The J. Paul Getty Trust.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc.; Director, Banner Life Insurance Co.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, CitiFunds, CitiSelect Folios and related portfolios; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.; Director, The Indonesia Fund and the Landmark Funds; Director, Ministers and Missionaries Benefit Board of American Baptist Churches.

RICHARD J. SHOCH
Secretary, MAS Funds; Fund Administration Manager, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley & Co. Incorporated; formerly Counsel, Vice President and Assistant Secretary, SEI Corporation.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.
 This report should be preceded or accompanied by a prospectus.
 MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds. Date of first use: May, 2000

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

                                   [MAS LOGO]

                Morgan Stanley Dean Witter Investment Management
                        Miller Anderson & Sherrerd, LLP

                                One Tower Bridge
                        West Conshohocken, PA 19428-2899
        Investment Adviser: (610) 940-5000  -  MAS Funds: (800) 354-8185


                               Printed in U.S.A.

                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.